Ohio National Fund, Inc.	ON Bond Portfolio
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds–92.8%		Rate	Maturity	Face Amount	Value
Communication Services–5.3%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$ 887,107
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		3.700%	04/01/2051	1,000,000	606,050
Comcast Corp. (Media)		3.250%	11/01/2039	3,000,000	2,203,408
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.700%	11/15/2049	2,100,000	1,436,220
Time Warner Cable LLC (Media)		6.550%	05/01/2037	2,000,000	1,804,580
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,800,000	1,596,628
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,500,000	1,320,201
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	611,509
					10,465,703
Consumer Discretionary–9.0%
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	1,000,000	869,244
Aptiv PLC (Auto Components)		4.350%	03/15/2029	1,000,000	904,899
Aptiv PLC / Aptiv Corp. (Auto Components)		3.250%	03/01/2032	2,000,000	1,592,303
Best Buy Co., Inc. (Specialty Retail)		1.950%	10/01/2030	3,000,000	2,246,422
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	939,103
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	3,000,000	2,623,850
Home Depot, Inc. / The (Specialty Retail)		2.375%	03/15/2051	2,000,000	1,170,273
Lear Corp. (Auto Components)		4.250%	05/15/2029	4,000,000	3,525,936
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	2,000,000	1,224,696
M.D.C. Holdings, Inc. (Household Durables)		3.850%	01/15/2030	2,000,000	1,544,959
Magna International, Inc. (Auto Components)		3.625%	06/15/2024	1,000,000	980,420
					17,622,105
Consumer Staples–8.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	1,802,485
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.900%	02/01/2046	1,000,000	869,080
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.600%	04/15/2048	2,000,000	1,656,273
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	893,405
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	2,000,000	1,866,134
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	1,000,000	698,036
Coca-Cola Co. / The (Beverages)		2.500%	03/15/2051	1,000,000	622,944
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,800,000	1,423,549
JBS U.S.A. LUX SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc. (Food Products)	(a)	5.750%	04/01/2033	1,200,000	1,083,768
Kimberly-Clark Corp. (Household Products)		1.050%	09/15/2027	2,000,000	1,680,796
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,200,000	993,270
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	2,500,000	2,132,114
Smithfield Foods, Inc. (Food Products)	(a)	3.000%	10/15/2030	2,000,000	1,544,281
					17,266,135
Energy–7.8%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		4.080%	12/15/2047	2,000,000	1,481,743
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	913,305
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		1.749%	08/10/2030	1,000,000	777,249
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,800,000	1,503,706
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	2,000,000	1,862,775
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	1,000,000	872,402
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	903,297
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	802,174
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.850%	01/15/2026	1,200,000	1,203,241
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.000%	06/15/2035	1,000,000	920,728
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,000,000	795,461
Tennessee Gas Pipeline Co. LLC (Oil, Gas & Consumable Fuels)	(a)	2.900%	03/01/2030	1,000,000	818,556
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	4.150%	01/15/2048	1,000,000	748,623
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	922,417
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	872,299
					15,397,976
Financials–28.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.300%	01/23/2023	2,000,000	1,988,800
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.300%	01/30/2032	1,500,000	1,128,102
American Express Co. (Rate is fixed until 08/03/2032, at which point, the rate becomes SOFR + 176) (Consumer Finance)	(b)	4.420%	08/03/2033	1,800,000	1,637,054
Ares Capital Corp. (Capital Markets)		3.200%	11/15/2031	3,500,000	2,494,764
Bank of America Corp. (Banks)		3.875%	08/01/2025	1,000,000	967,983
Bank of America Corp. (Rate is fixed until 03/08/2032, at which point, the rate becomes H15T5Y + 200) (Banks)	(b)	3.846%	03/08/2037	1,000,000	806,803
Bank of America Corp. (Rate is fixed until 04/24/2037, at which point, the rate becomes QL + 181) (Banks)	(b)	4.244%	04/24/2038	1,000,000	823,850
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(b)	3.803%	12/15/2032	2,800,000	2,427,959
BlackRock, Inc. (Capital Markets)		2.400%	04/30/2030	1,000,000	826,294
BlackRock, Inc. (Capital Markets)		2.100%	02/25/2032	2,000,000	1,528,563
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(b)	2.280%	01/28/2026	1,500,000	1,395,300
Charles Schwab Corp. / The (Capital Markets)		3.300%	04/01/2027	2,000,000	1,869,160

(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Citigroup, Inc. (Banks)		3.700%	01/12/2026	$1,000,000	$ 947,529
Citigroup, Inc. (Banks)		4.450%	09/29/2027	2,000,000	1,851,348
Discover Bank (Rate is fixed until 08/09/2023, at which point, the rate becomes USSW5 + 173) (Banks)	(b)	4.682%	08/09/2028	2,000,000	1,917,819
General Motors Financial Co., Inc. (Consumer Finance)		QL + 99	01/05/2023	2,000,000	1,999,271
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	2,000,000	1,915,040
Intercontinental Exchange, Inc. (Capital Markets)		3.750%	12/01/2025	1,000,000	964,976
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. (Diversified Financial Svs.)		4.850%	01/15/2027	1,800,000	1,720,667
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	2,000,000	1,812,473
JPMorgan Chase & Co. (Rate is fixed until 05/13/2030, at which point, the rate becomes SOFR + 252) (Banks)	(b)	2.956%	05/13/2031	2,000,000	1,584,192
KeyCorp (Rate is fixed until 06/01/2032, at which point, the rate becomes SOFRINDX + 206) (Banks)	(b)	4.789%	06/01/2033	2,500,000	2,291,666
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	1,400,000	1,367,389
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	929,283
Morgan Stanley (Rate is fixed until 01/23/2029, at which point, the rate becomes QL + 163) (Capital Markets)	(b)	4.431%	01/23/2030	2,000,000	1,838,522
PNC Bank N.A. (Banks)		2.700%	10/22/2029	2,500,000	2,054,963
State Street Corp. (Capital Markets)		2.200%	03/03/2031	2,000,000	1,557,325
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	975,049
Synchrony Financial (Consumer Finance)		5.150%	03/19/2029	2,000,000	1,817,373
Truist Bank (Banks)		3.625%	09/16/2025	1,000,000	953,444
U.S. Bancorp (Banks)		1.375%	07/22/2030	2,000,000	1,503,323
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	1,000,000	916,320
Wells Fargo & Co. (Rate is fixed until 10/30/2029, at which point, the rate becomes TSFR3M + 143) (Banks)	(b)	2.879%	10/30/2030	2,000,000	1,643,275
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(b)	3.068%	04/30/2041	1,200,000	823,616
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	794,564
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(b)	2.894%	02/04/2030	1,500,000	1,379,327
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISDA05 + 224) (Banks)	(b)	4.322%	11/23/2031	1,800,000	1,641,399
					55,094,785
Health Care–4.2%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	875,473
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	3,000,000	2,408,302
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2026	1,000,000	966,336
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.950%	06/30/2030	2,000,000	1,671,687
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.800%	06/30/2031	1,200,000	967,389
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,800,000	1,362,344
					8,251,531
Industrials–9.3%
Air Lease Corp. (Trading Companies & Distributors)		2.250%	01/15/2023	2,000,000	1,983,149
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	1,840,233
BAE Systems PLC (Aerospace & Defense)	(a)	1.900%	02/15/2031	2,000,000	1,511,149
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	3,000,000	2,504,849
Burlington Northern Santa Fe LLC (Road & Rail)		4.550%	09/01/2044	900,000	784,567
Canadian Pacific Railway Co. (Road & Rail)		2.050%	03/05/2030	1,300,000	1,042,160
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	2,000,000	1,833,944
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	1,200,000	972,392
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	852,524
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	1,000,000	953,412
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,221,058
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	1,000,000	962,380
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.250%	12/01/2028	1,800,000	1,694,072
					18,155,889
Information Technology–1.8%
Broadcom, Inc. (Semiconductors & Equip.)	(a)	2.600%	02/15/2033	2,000,000	1,428,444
VMware, Inc. (Software)		2.200%	08/15/2031	2,800,000	2,038,023
					3,466,467
Materials–7.6%
Anglo American Capital PLC (Metals & Mining)	(a)	4.750%	04/10/2027	1,000,000	945,558
Anglo American Capital PLC (Metals & Mining)	(a)	4.000%	09/11/2027	800,000	731,654
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,402,000	1,187,500
Glencore Funding LLC (Metals & Mining)	(a)	2.850%	04/27/2031	2,000,000	1,547,392
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	3,000,000	2,793,421
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	3,000,000	2,791,676
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	1,900,000	1,758,114
RPM International, Inc. (Chemicals)		4.250%	01/15/2048	3,000,000	2,178,304
Steel Dynamics, Inc. (Metals & Mining)		3.250%	01/15/2031	1,200,000	978,568
					14,912,187
Real Estate–3.1%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	1,000,000	923,373

(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Real Estate (continued)
Healthcare Realty Holdings LP (Equity REIT)		3.875%	05/01/2025	$1,400,000	$ 1,335,257
Healthcare Realty Holdings LP (Equity REIT)		3.625%	01/15/2028	1,000,000	880,401
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.625%	12/01/2029	1,300,000	1,127,802
Welltower, Inc. (Equity REIT)		4.250%	04/01/2026	1,000,000	958,289
Welltower, Inc. (Equity REIT)		2.700%	02/15/2027	1,000,000	893,354
					6,118,476
Utilities–7.8%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	783,204
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,351,000	1,018,643
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	2,000,000	1,725,276
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	1,400,000	1,165,670
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	1,900,000	1,723,179
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	2,000,000	1,664,985
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	815,291
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	708,151
Eversource Energy (Electric Utilities)		3.300%	01/15/2028	1,000,000	902,269
FirstEnergy Transmission LLC (Electric Utilities)	(a)	4.550%	04/01/2049	1,800,000	1,405,948
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	2,000,000	1,408,805
Jersey Central Power & Light Co. (Electric Utilities)	(a)	4.300%	01/15/2026	900,000	863,939
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,500,000	1,120,136
					15,305,496
Total Corporate Bonds (Cost $216,260,976)					$182,056,750

Asset-Backed Securities–2.9%		Rate	Maturity	Face Amount	Value
Industrials–2.9%
Air Canada 2017-1 Class B Pass Through Trust	(a)	3.700%	01/15/2026	$1,521,164	$ 1,346,997
American Airlines 2015-1 Class B Pass Through Trust		3.700%	05/01/2023	390,549	376,373
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	2,679,164	2,202,640
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	1,106,250	969,534
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	910,051	726,421
Total Asset-Backed Securities (Cost $6,607,243)					$5,621,965

Money Market Funds–3.2%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 3.011%	(c)	6,295,762	$ 6,297,021
Total Money Market Funds (Cost $6,295,337)			$6,297,021
Total Investments – 98.9% (Cost $229,163,556)	(d)		$193,975,736
Other Assets in Excess of Liabilities – 1.1%			2,105,740
Net Assets – 100.0%			$196,081,476

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.060% at 09/30/2022
QL:	Quarterly U.S. LIBOR Rate, 3.755% at 09/30/2022
SOFR:	Secured Overnight Financing Rate, 2.980% at 09/30/2022
TSFR3M:	Quarterly CME Term SOFR, 3.593% at 09/30/2022
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 4.032% at 09/30/2022
USSW5:	USD Swap Semi 30/360 5 Year, 4.141% at 09/30/2022

Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2022, the value of these securities totaled $15,104,111, or 7.7% of the Portfolio’s net assets.
(b)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2022.
(c)	Rate represents the seven-day yield at September 30, 2022.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks–70.0%		Shares	Value
Communication Services–5.2%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	70,284	$ 6,722,665
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	51,539	4,955,475
Comcast Corp. Class A (Media)		77,492	2,272,840
Fox Corp. Class A (Media)		100,169	3,073,185
Fox Corp. Class B (Media)		1,543	43,975
Live Nation Entertainment, Inc. (Entertainment)	(a)	5,023	381,949
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	22,016	2,987,131
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	43,990	431,982
Warner Bros Discovery, Inc. (Entertainment)	(a)	13,561	155,951
			21,025,153
Consumer Discretionary–7.8%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	71,369	8,064,697
AutoNation, Inc. (Specialty Retail)	(a)	8,275	842,974
Best Buy Co., Inc. (Specialty Retail)		1,949	123,450
eBay, Inc. (Internet & Direct Marketing Retail)		43,173	1,589,198
General Motors Co. (Automobiles)		17,313	555,574
H&R Block, Inc. (Diversified Consumer Svs.)		10,516	447,351
Home Depot, Inc. / The (Specialty Retail)		13,685	3,776,239
Lear Corp. (Auto Components)		2,698	322,924
Lennar Corp. Class A (Household Durables)		11,326	844,353
Lowe's Cos., Inc. (Specialty Retail)		8,456	1,588,121
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,971	830,573
McDonald's Corp. (Hotels, Restaurants & Leisure)		5,603	1,292,836
Target Corp. (Multiline Retail)		15,694	2,328,833
Tesla, Inc. (Automobiles)	(a)	22,083	5,857,516
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		44,055	1,503,156
Ulta Beauty, Inc. (Specialty Retail)	(a)	844	338,604
Whirlpool Corp. (Household Durables)		2,674	360,482
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5,459	580,510
			31,247,391
Consumer Staples–5.0%
Altria Group, Inc. (Tobacco)		28,032	1,131,932
Brown-Forman Corp. Class B (Beverages)		33,757	2,247,204
Colgate-Palmolive Co. (Household Products)		35,917	2,523,169
Costco Wholesale Corp. (Food & Staples Retailing)		2,196	1,037,105
Hershey Co. / The (Food Products)		4,071	897,533
Kroger Co. / The (Food & Staples Retailing)		9,405	411,469
Mondelez International, Inc. Class A (Food Products)		29,966	1,643,036
PepsiCo, Inc. (Beverages)		31,821	5,195,096
Procter & Gamble Co. / The (Household Products)		39,546	4,992,683
			20,079,227
Energy–3.1%
Chevron Corp. (Oil, Gas & Consumable Fuels)		22,337	3,209,157
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		21,705	2,425,099
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		42,497	3,710,413
Halliburton Co. (Energy Equip. & Svs.)		27,494	676,902
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		39,627	894,778
Schlumberger N.V. (Energy Equip. & Svs.)		34,092	1,223,903
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		3,727	398,230
			12,538,482
Financials–7.7%
American Express Co. (Consumer Finance)		28,748	3,878,393
Bank of America Corp. (Banks)		152,269	4,598,524
Bank of New York Mellon Corp. / The (Capital Markets)		22,374	861,846
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	16,002	4,272,854
Capital One Financial Corp. (Consumer Finance)		16,305	1,502,832
Charles Schwab Corp. / The (Capital Markets)		10,781	774,830
JPMorgan Chase & Co. (Banks)		40,276	4,208,842
Marsh & McLennan Cos., Inc. (Insurance)		21,481	3,206,898
MetLife, Inc. (Insurance)		34,883	2,120,189
Travelers Cos., Inc. / The (Insurance)		14,056	2,153,379
Voya Financial, Inc. (Diversified Financial Svs.)		53,305	3,224,953
			30,803,540

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care–11.0%
Abbott Laboratories (Health Care Equip. & Supplies)		15,135	$ 1,464,463
AbbVie, Inc. (Biotechnology)		8,363	1,122,398
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		22,560	2,742,168
AmerisourceBergen Corp. (Health Care Providers & Svs.)		7,591	1,027,290
Amgen, Inc. (Biotechnology)		9,485	2,137,919
Biogen, Inc. (Biotechnology)	(a)	2,315	618,105
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	45,966	1,780,263
Bristol-Myers Squibb Co. (Pharmaceuticals)		30,945	2,199,880
Cigna Corp. (Health Care Providers & Svs.)		11,224	3,114,323
CVS Health Corp. (Health Care Providers & Svs.)		15,590	1,486,818
Danaher Corp. (Life Sciences Tools & Svs.)		2,625	678,011
Elevance Health, Inc. (Health Care Providers & Svs.)		4,155	1,887,367
Eli Lilly & Co. (Pharmaceuticals)		8,775	2,837,396
Johnson & Johnson (Pharmaceuticals)		29,546	4,826,635
McKesson Corp. (Health Care Providers & Svs.)		1,827	620,942
Medtronic PLC (Health Care Equip. & Supplies)		18,082	1,460,122
Merck & Co., Inc. (Pharmaceuticals)		35,733	3,077,326
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	671	727,445
Pfizer, Inc. (Pharmaceuticals)		47,204	2,065,647
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	16,034	756,003
Teladoc Health, Inc. (Health Care Technology)	(a)	13,276	336,547
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		3,635	1,843,636
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		8,621	4,353,950
Zoetis, Inc. (Pharmaceuticals)		5,256	779,412
			43,944,066
Industrials–5.3%
AMETEK, Inc. (Electrical Equip.)		8,132	922,250
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		5,993	577,186
Caterpillar, Inc. (Machinery)		5,711	937,061
CSX Corp. (Road & Rail)		21,911	583,709
Curtiss-Wright Corp. (Aerospace & Defense)		7,669	1,067,218
Deere & Co. (Machinery)		2,268	757,263
Eaton Corp. PLC (Electrical Equip.)		8,314	1,108,755
Expeditors International of Washington, Inc. (Air Freight & Logistics)		2,276	200,994
Fortune Brands Home & Security, Inc. (Building Products)		7,932	425,869
General Dynamics Corp. (Aerospace & Defense)		15,287	3,243,443
HEICO Corp. (Aerospace & Defense)		4,184	602,412
Illinois Tool Works, Inc. (Machinery)		10,447	1,887,251
Landstar System, Inc. (Road & Rail)		7,271	1,049,714
Lockheed Martin Corp. (Aerospace & Defense)		5,627	2,173,654
Owens Corning (Building Products)		1,902	149,516
PACCAR, Inc. (Machinery)		19,453	1,628,022
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	8,492	884,357
Snap-on, Inc. (Machinery)		4,927	992,051
Tetra Tech, Inc. (Commercial Svs. & Supplies)		863	110,921
Timken Co. / The (Machinery)		5,587	329,856
United Parcel Service, Inc. Class B (Air Freight & Logistics)		10,491	1,694,716
			21,326,218
Information Technology–18.4%
Accenture PLC Class A (IT Svs.)		3,322	854,751
Adobe, Inc. (Software)	(a)	6,831	1,879,891
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	8,539	541,031
Analog Devices, Inc. (Semiconductors & Equip.)		25,680	3,578,251
Apple, Inc. (Tech. Hardware, Storage & Periph.)		132,706	18,339,969
Applied Materials, Inc. (Semiconductors & Equip.)		13,342	1,093,110
Automatic Data Processing, Inc. (IT Svs.)		9,654	2,183,638
Cognizant Technology Solutions Corp. Class A (IT Svs.)		22,503	1,292,572
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		22,585	771,729
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		84,999	1,018,288
Intel Corp. (Semiconductors & Equip.)		103,053	2,655,676
Intuit, Inc. (Software)		2,324	900,132
Juniper Networks, Inc. (Communications Equip.)		27,381	715,192
KLA Corp. (Semiconductors & Equip.)		2,391	723,588
Lam Research Corp. (Semiconductors & Equip.)		2,692	985,272
Mastercard, Inc. Class A (IT Svs.)		6,298	1,790,773
Microsoft Corp. (Software)		83,174	19,371,225
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		6,654	411,550
NVIDIA Corp. (Semiconductors & Equip.)		15,781	1,915,656

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
QUALCOMM, Inc. (Semiconductors & Equip.)		13,087	$ 1,478,569
RingCentral, Inc. Class A (Software)	(a)	10,295	411,388
Salesforce, Inc. (Software)	(a)	17,461	2,511,590
ServiceNow, Inc. (Software)	(a)	5,608	2,117,637
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	6,970	860,377
Splunk, Inc. (Software)	(a)	6,143	461,954
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		2,766	305,256
Visa, Inc. (IT Svs.)		22,173	3,939,034
Workday, Inc. Class A (Software)	(a)	5,909	899,468
			74,007,567
Materials–2.1%
Corteva, Inc. (Chemicals)		12,306	703,288
Ecolab, Inc. (Chemicals)		17,862	2,579,630
FMC Corp. (Chemicals)		12,527	1,324,104
Linde PLC (Chemicals)		12,456	3,358,013
Steel Dynamics, Inc. (Metals & Mining)		6,714	476,358
			8,441,393
Real Estate–2.2%
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	8,098	546,696
Crown Castle, Inc. (Equity REIT)		8,999	1,300,806
Essex Property Trust, Inc. (Equity REIT)		7,319	1,772,881
Prologis, Inc. (Equity REIT)		21,529	2,187,346
Simon Property Group, Inc. (Equity REIT)		31,452	2,822,817
			8,630,546
Utilities–2.2%
CMS Energy Corp. (Multi-Utilities)		33,525	1,952,496
DTE Energy Co. (Multi-Utilities)		28,086	3,231,294
Entergy Corp. (Electric Utilities)		14,562	1,465,374
NextEra Energy, Inc. (Electric Utilities)		6,704	525,661
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		20,217	773,705
Vistra Corp. (Ind. Power & Renewable Elec.)		19,206	403,326
Xcel Energy, Inc. (Electric Utilities)		6,399	409,536
			8,761,392
Total Common Stocks (Cost $314,836,056)			$280,804,975

Corporate Bonds–27.3%		Rate	Maturity	Face Amount	Value
Communication Services–1.7%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$ 887,107
Comcast Corp. (Media)		3.250%	11/01/2039	2,000,000	1,468,938
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.700%	11/15/2049	1,400,000	957,480
Time Warner Cable LLC (Media)		6.550%	05/01/2037	1,000,000	902,290
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,200,000	1,064,419
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,000,000	880,134
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	611,509
					6,771,877
Consumer Discretionary–2.0%
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	1,000,000	869,244
Best Buy Co., Inc. (Specialty Retail)		1.950%	10/01/2030	2,000,000	1,497,615
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	939,104
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	2,000,000	1,749,233
Lear Corp. (Auto Components)		3.500%	05/30/2030	1,000,000	820,406
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	1,000,000	612,348
Target Corp. (Multiline Retail)		2.350%	02/15/2030	2,000,000	1,669,139
					8,157,089
Consumer Staples–2.9%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	1,802,485
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	893,406
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	1,000,000	933,067
Campbell Soup Co. (Food Products)		4.150%	03/15/2028	2,000,000	1,876,850
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	2,000,000	1,396,071
Diageo Capital PLC (Beverages)		2.375%	10/24/2029	2,000,000	1,672,610
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,200,000	949,032
JBS U.S.A. LUX SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc. (Food Products)	(b)	5.750%	04/01/2033	800,000	722,512

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Staples (continued)
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	$ 800,000	$ 662,180
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	1,000,000	852,846
					11,761,059
Energy–2.3%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		3.337%	12/15/2027	1,000,000	899,284
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	913,305
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,200,000	1,002,470
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	1,000,000	931,388
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	1,000,000	872,402
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	903,297
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.850%	01/15/2026	800,000	802,160
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,500,000	1,193,192
Tennessee Gas Pipeline Co. LLC (Oil, Gas & Consumable Fuels)	(b)	2.900%	03/01/2030	1,000,000	818,556
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	922,417
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	100,000	87,230
					9,345,701
Financials–7.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.300%	01/23/2023	1,000,000	994,400
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		4.875%	01/16/2024	1,000,000	983,772
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.300%	01/30/2032	1,000,000	752,068
American Express Co. (Rate is fixed until 08/03/2032, at which point, the rate becomes SOFR + 176) (Consumer Finance)	(c)	4.420%	08/03/2033	1,200,000	1,091,369
Ares Capital Corp. (Capital Markets)		3.200%	11/15/2031	1,500,000	1,069,185
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(c)	3.803%	12/15/2032	200,000	173,426
BlackRock, Inc. (Capital Markets)		2.100%	02/25/2032	1,000,000	764,281
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(c)	2.280%	01/28/2026	1,000,000	930,200
Charles Schwab Corp. / The (Capital Markets)		3.300%	04/01/2027	1,000,000	934,580
Citigroup, Inc. (Banks)		4.125%	07/25/2028	1,000,000	902,106
Citigroup, Inc. (Rate is fixed until 11/05/2029, at which point, the rate becomes SOFR + 142) (Banks)	(c)	2.976%	11/05/2030	1,000,000	821,666
Citigroup, Inc. (Rate is fixed until 05/01/2031, at which point, the rate becomes SOFR + 117) (Banks)	(c)	2.561%	05/01/2032	2,000,000	1,535,327
Discover Bank (Banks)		2.450%	09/12/2024	1,000,000	945,839
Discover Bank (Rate is fixed until 08/09/2023, at which point, the rate becomes USSW5 + 173) (Banks)	(c)	4.682%	08/09/2028	250,000	239,727
Ford Motor Credit Co. LLC (Consumer Finance)		3.087%	01/09/2023	2,000,000	1,986,014
General Motors Financial Co., Inc. (Consumer Finance)		2.700%	06/10/2031	3,000,000	2,202,253
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	1,000,000	957,520
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	1,000,000	906,236
JPMorgan Chase & Co. (Rate is fixed until 05/13/2030, at which point, the rate becomes SOFR + 252) (Banks)	(c)	2.956%	05/13/2031	1,000,000	792,096
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	929,284
Morgan Stanley (Rate is fixed until 01/22/2030, at which point, the rate becomes SOFR + 114) (Capital Markets)	(c)	2.699%	01/22/2031	1,500,000	1,216,156
PNC Bank N.A. (Banks)		4.050%	07/26/2028	1,950,000	1,788,633
State Street Corp. (Capital Markets)		2.200%	03/03/2031	1,000,000	778,663
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	975,049
Truist Bank (Rate is fixed until 09/17/2024, at which point, the rate becomes H15T5Y + 115) (Banks)	(c)	2.636%	09/17/2029	2,500,000	2,329,319
U.S. Bancorp (Banks)		1.375%	07/22/2030	1,000,000	751,662
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	1,500,000	1,374,480
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(c)	3.068%	04/30/2041	800,000	549,077
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(c)	2.894%	02/04/2030	1,500,000	1,379,327
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISDA05 + 224) (Banks)	(c)	4.322%	11/23/2031	200,000	182,378
					31,236,093
Health Care–2.0%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	875,473
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	2,000,000	1,605,535
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2026	2,000,000	1,932,672
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.800%	06/30/2031	800,000	644,926
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,200,000	908,229
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.875%	12/15/2028	2,000,000	1,874,865
					7,841,700
Industrials–2.1%
Air Lease Corp. (Trading Companies & Distributors)		2.250%	01/15/2023	1,000,000	991,574

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	$2,000,000	$ 1,840,233
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	1,500,000	1,252,425
Burlington Northern Santa Fe LLC (Road & Rail)		4.550%	09/01/2044	100,000	87,174
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,000,000	916,972
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	800,000	648,261
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	1,000,000	916,840
Waste Connections, Inc. (Commercial Svs. & Supplies)		2.600%	02/01/2030	2,000,000	1,669,180
					8,322,659
Information Technology–1.4%
Broadcom, Inc. (Semiconductors & Equip.)	(b)	2.600%	02/15/2033	1,000,000	714,222
HP, Inc. (Tech. Hardware, Storage & Periph.)		2.650%	06/17/2031	3,000,000	2,201,398
Oracle Corp. (Software)		4.300%	07/08/2034	2,100,000	1,711,107
VMware, Inc. (Software)		2.200%	08/15/2031	1,200,000	873,438
					5,500,165
Materials–1.5%
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,402,000	1,187,500
Glencore Funding LLC (Metals & Mining)	(b)	2.850%	04/27/2031	3,000,000	2,321,087
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	1,000,000	931,140
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	1,000,000	930,559
Steel Dynamics, Inc. (Metals & Mining)		3.250%	01/15/2031	800,000	652,379
					6,022,665
Real Estate–1.0%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	1,000,000	923,373
American Tower Corp. (Equity REIT)		2.750%	01/15/2027	2,000,000	1,768,586
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(b)	4.625%	12/01/2029	700,000	607,278
Welltower, Inc. (Equity REIT)		2.700%	02/15/2027	1,000,000	893,354
					4,192,591
Utilities–2.6%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	783,204
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,000,000	753,992
Ameren Corp. (Multi-Utilities)		2.500%	09/15/2024	1,000,000	949,153
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	1,000,000	862,638
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	100,000	83,262
Black Hills Corp. (Multi-Utilities)		3.050%	10/15/2029	2,500,000	2,094,471
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	1,000,000	832,492
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	815,291
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,500,000	1,062,226
Duke Energy Indiana LLC (Electric Utilities)		3.250%	10/01/2049	1,000,000	678,282
FirstEnergy Transmission LLC (Electric Utilities)	(b)	4.550%	04/01/2049	200,000	156,216
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	1,000,000	704,403
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,000,000	746,757
					10,522,387
Total Corporate Bonds (Cost $133,366,113)					$109,673,986

Asset-Backed Securities–0.6%	Rate	Maturity	Face Amount	Value
Industrials–0.6%
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	02/20/2034	$1,786,110	$ 1,468,427
United Airlines 2016-1 Class B Pass Through Trust	3.650%	01/07/2026	122,917	107,726
United Airlines 2019-2 Class AA Pass Through Trust	2.700%	05/01/2032	910,051	726,422
Total Asset-Backed Securities (Cost $2,819,078)				$2,302,575

U.S. Treasury Obligations–0.2%	Rate	Maturity	Face Amount	Value
U.S. Treasury Note	1.875%	02/15/2032	$1,000,000	$ 847,344
Total U.S. Treasury Obligations (Cost $953,882)				$847,344

Money Market Funds–1.3%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 3.011%	(d)	5,291,475	$ 5,292,533
Total Money Market Funds (Cost $5,292,037)			$5,292,533
Total Investments – 99.4% (Cost $457,267,166)	(e)		$398,921,413
Other Assets in Excess of Liabilities – 0.6%	(f)		2,408,584
Net Assets – 100.0%			$401,329,997

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.060% at 09/30/2022
SOFR:	Secured Overnight Financing Rate, 2.980% at 09/30/2022
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 4.032% at 09/30/2022
USSW5:	USD Swap Semi 30/360 5 Year, 4.141% at 09/30/2022

Footnotes:
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2022, the value of these securities totaled $5,339,871, or 1.3% of the Portfolio’s net assets.
(c)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2022.
(d)	Rate represents the seven-day yield at September 30, 2022.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(f)	Includes $260,000 of cash pledged as collateral for the futures contracts outstanding at September 30, 2022. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2022 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	26	December 16, 2022	$5,162,342	$4,681,950	$(480,392)	$(66,038)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks–95.6%		Shares	Value
Japan–20.3%
Acom Co. Ltd. (Financials)	(a)	35,200	$ 75,581
Advantest Corp. (Information Technology)	(a)	600	27,708
Alfresa Holdings Corp. (Health Care)	(a)	1,700	19,813
Amada Co. Ltd. (Industrials)	(a)	288,800	1,962,365
Astellas Pharma, Inc. (Health Care)	(a)	166,300	2,203,024
Benesse Holdings, Inc. (Consumer Discretionary)	(a)	53,600	798,060
Casio Computer Co. Ltd. (Consumer Discretionary)	(a)	43,000	377,410
Central Japan Railway Co. (Industrials)	(a)	11,500	1,349,996
Cosmos Pharmaceutical Corp. (Consumer Staples)	(a)	600	59,327
Dai-ichi Life Holdings, Inc. (Financials)	(a)	8,900	141,513
Daiwa House Industry Co. Ltd. (Real Estate)	(a)	16,100	327,355
Denso Corp. (Consumer Discretionary)	(a)	900	41,151
DMG Mori Co. Ltd. (Industrials)	(a)	77,800	888,561
Ebara Corp. (Industrials)	(a)	9,700	316,076
Eisai Co. Ltd. (Health Care)	(a)	14,000	751,227
EXEO Group, Inc. (Industrials)	(a)	2,800	40,481
Fuji Media Holdings, Inc. (Communication Services)	(a)	31,400	230,615
FUJIFILM Holdings Corp. (Information Technology)	(a)	9,800	447,613
Fujitsu Ltd. (Information Technology)	(a)	11,900	1,304,858
Hino Motors Ltd. (Industrials)	(a)	12,400	51,266
Honda Motor Co. Ltd. (Consumer Discretionary)	(a)	105,100	2,281,277
Horiba Ltd. (Information Technology)	(a)	500	19,393
Hoya Corp. (Health Care)	(a)	18,200	1,753,725
Inpex Corp. (Energy)	(a)	150,000	1,399,062
ITOCHU Corp. (Industrials)	(a)	141,400	3,413,101
Itochu Techno-Solutions Corp. (Information Technology)	(a)	9,600	225,035
Kajima Corp. (Industrials)	(a)	12,500	118,481
Kakaku.com, Inc. (Communication Services)	(a)	30,200	511,774
Kamigumi Co. Ltd. (Industrials)	(a)	7,900	145,857
Kandenko Co. Ltd. (Industrials)	(a)	12,200	70,138
KDDI Corp. (Communication Services)	(a)	145,500	4,253,878
Kinden Corp. (Industrials)	(a)	5,700	60,137
Lawson, Inc. (Consumer Staples)	(a)	29,200	955,299
Lion Corp. (Consumer Staples)	(a)	65,300	737,916
Mitsubishi Corp. (Industrials)	(a)	107,800	2,948,354
Mitsubishi Estate Co. Ltd. (Real Estate)	(a)	27,300	359,710
Mitsubishi Gas Chemical Co., Inc. (Materials)	(a)	10,100	132,803
Mitsubishi Heavy Industries Ltd. (Industrials)	(a)	1,500	49,889
Mitsui & Co. Ltd. (Industrials)	(a)	120,100	2,555,699
Mitsui Fudosan Co. Ltd. (Real Estate)	(a)	84,600	1,611,628
Mitsui Mining & Smelting Co. Ltd. (Materials)	(a)	900	18,883
Murata Manufacturing Co. Ltd. (Information Technology)	(a)	12,500	575,340
NEC Corp. (Information Technology)	(a)	44,400	1,421,699
Nippon Telegraph & Telephone Corp. (Communication Services)	(a)	159,500	4,302,084
Nitto Denko Corp. (Materials)	(a)	6,500	351,947
Nomura Research Institute Ltd. (Information Technology)	(a)	1,400	34,193
Obayashi Corp. (Industrials)	(a)	5,200	33,373
Obic Co. Ltd. (Information Technology)	(a)	1,400	187,731
Omron Corp. (Information Technology)	(a)	42,900	1,965,560
Oracle Corp. (Information Technology)	(a)	400	21,202
Otsuka Corp. (Information Technology)	(a)	5,700	177,768
Pigeon Corp. (Consumer Staples)	(a)	4,000	58,477
Pola Orbis Holdings, Inc. (Consumer Staples)	(a)	40,000	451,793
Recruit Holdings Co. Ltd. (Industrials)	(a)	55,100	1,587,190
Ricoh Co. Ltd. (Information Technology)	(a)	39,900	292,156
Sankyu, Inc. (Industrials)	(a)	2,600	75,507
Santen Pharmaceutical Co. Ltd. (Health Care)	(a)	119,800	805,227
SCREEN Holdings Co. Ltd. (Information Technology)	(a)	1,600	86,814
Common Stocks (Continued)		Shares	Value
Japan (continued)
Sega Sammy Holdings, Inc. (Consumer Discretionary)	(a)	37,400	$ 509,371
SG Holdings Co. Ltd. (Industrials)	(a)	3,500	47,938
Shimadzu Corp. (Information Technology)	(a)	13,400	351,566
Shimizu Corp. (Industrials)	(a)	3,600	17,601
Shin-Etsu Chemical Co. Ltd. (Materials)	(a)	6,300	623,428
SMC Corp. (Industrials)	(a)	100	40,697
SoftBank Corp. (Communication Services)	(a)	79,400	792,883
SoftBank Group Corp. (Communication Services)	(a)	33,700	1,142,130
Sohgo Security Services Co. Ltd. (Industrials)	(a)	4,700	118,264
Sony Group Corp. (Consumer Discretionary)	(a)	4,500	289,865
Sumitomo Chemical Co. Ltd. (Materials)	(a)	627,300	2,157,658
Sumitomo Corp. (Industrials)	(a)	78,900	974,761
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	132,300	3,667,551
Sumitomo Mitsui Trust Holdings, Inc. (Financials)	(a)	1,400	39,816
Sundrug Co. Ltd. (Consumer Staples)	(a)	11,800	287,131
Sysmex Corp. (Health Care)	(a)	5,300	283,212
T&D Holdings, Inc. (Financials)	(a)	4,800	45,624
Takeda Pharmaceutical Co. Ltd. (Health Care)	(a)	169,400	4,398,942
Terumo Corp. (Health Care)	(a)	28,900	812,385
Tokio Marine Holdings, Inc. (Financials)	(a)	98,900	1,757,763
Tokyo Electron Ltd. (Information Technology)	(a)	6,000	1,478,369
Tokyo Tatemono Co. Ltd. (Real Estate)	(a)	5,900	83,948
Toshiba Corp. (Industrials)	(a)	10,800	384,753
Toyota Industries Corp. (Industrials)	(a)	6,600	315,287
Toyota Motor Corp. (Consumer Discretionary)	(a)	88,200	1,152,813
Tsuruha Holdings, Inc. (Consumer Staples)	(a)	32,900	1,926,286
Yaskawa Electric Corp. (Industrials)	(a)	17,700	509,372
ZOZO, Inc. (Consumer Discretionary)	(a)	4,500	90,079
			71,763,593
United Kingdom–14.4%
Anglo American PLC (Materials)	(a)	35,778	1,074,264
AstraZeneca PLC (Health Care)	(a)	36,400	4,001,431
Auto Trader Group PLC (Communication Services)	(a)	33,548	190,253
Bellway PLC (Consumer Discretionary)	(a)	7,746	145,909
BP PLC (Energy)	(a)	954,696	4,561,906
British American Tobacco PLC (Consumer Staples)	(a)	140,816	5,049,314
BT Group PLC (Communication Services)	(a)	146,238	196,588
Centrica PLC (Utilities)	(a)	554,998	435,509
Croda International PLC (Materials)	(a)	4,886	348,978
Dechra Pharmaceuticals PLC (Health Care)	(a)	511	14,840
Diageo PLC (Consumer Staples)	(a)	83,156	3,500,326
Direct Line Insurance Group PLC (Financials)	(a)	21,966	45,319
GSK PLC (Health Care)	(a)	326,766	4,719,383
Haleon PLC (Consumer Staples)	(b)(c)	11,019	34,357
Hargreaves Lansdown PLC (Financials)	(a)	12,147	116,332
HSBC Holdings PLC (Financials)	(a)	257,080	1,331,124
IG Group Holdings PLC (Financials)	(a)	30,945	262,252
IMI PLC (Industrials)	(a)	23,155	286,337
International Distributions Services PLC (Industrials)	(a)	30,562	62,209
Intertek Group PLC (Industrials)	(a)	53,222	2,183,648
Lloyds Banking Group PLC (Financials)	(a)	2,125,024	960,484
National Grid PLC (Utilities)	(a)	167,422	1,723,459
Reckitt Benckiser Group PLC (Consumer Staples)	(a)	1,573	104,261
RELX PLC (Industrials)	(a)	77,272	1,888,198
Rightmove PLC (Communication Services)	(a)	75,923	405,042
Rio Tinto PLC (Materials)	(a)	9,130	493,986
Segro PLC (Real Estate)	(a)	7,200	60,076
Shell PLC (Energy)	(a)	334,173	8,290,140
Smiths Group PLC (Industrials)	(a)	25,430	423,587
Spectris PLC (Information Technology)	(a)	24,233	732,269

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
United Kingdom (continued)
Spirax-Sarco Engineering PLC (Industrials)	(a)	3,356	$ 385,783
SSE PLC (Utilities)	(a)	178,554	3,015,061
Standard Chartered PLC (Financials)	(a)	38,778	242,539
Tesco PLC (Consumer Staples)	(a)	530,013	1,216,418
Travis Perkins PLC (Industrials)	(a)	6,709	57,590
Unilever PLC (Consumer Staples)	(a)	47,915	2,105,378
Unilever PLC (Consumer Staples)	(a)	1,474	64,880
UNITE Group PLC / The (Real Estate)	(a)	1,630	15,476
WPP PLC (Communication Services)	(a)	5,923	48,895
			50,793,801
France–10.9%
Accor SA (Consumer Discretionary)	(a)(c)	15,545	325,444
Air Liquide SA (Materials)	(a)	7,894	902,277
Amundi SA (Financials)	(a)	2,049	85,302
BNP Paribas SA (Financials)	(a)	21,889	924,574
Capgemini SE (Information Technology)	(a)	15,785	2,527,185
Covivio (Real Estate)	(a)	1,580	76,114
Dassault Systemes SE (Information Technology)	(a)	65,418	2,258,560
Engie SA (Utilities)	(a)	175,762	2,023,001
Hermes International (Consumer Discretionary)	(a)	3,218	3,784,753
Ipsen SA (Health Care)	(a)	3,727	344,934
Klepierre SA (Real Estate)	(a)	5,827	101,304
Legrand SA (Industrials)	(a)	10,605	685,709
L'Oreal SA (Consumer Staples)	(a)	9,675	3,093,504
LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	(a)	8,409	4,957,733
Pernod Ricard SA (Consumer Staples)	(a)	14,445	2,649,995
Publicis Groupe SA (Communication Services)	(a)	5,076	240,514
Rexel SA (Industrials)	(a)	31,778	476,249
Safran SA (Industrials)	(a)	27,199	2,474,830
Sanofi (Health Care)	(a)	42,995	3,273,918
Schneider Electric SE (Industrials)	(a)	20,009	2,260,032
Societe Generale SA (Financials)	(a)	96,419	1,906,791
Teleperformance (Industrials)	(a)	3,416	866,584
Thales SA (Industrials)	(a)	7,377	812,901
TotalEnergies SE (Energy)	(a)	7,879	369,640
Vinci SA (Industrials)	(a)	11,651	942,108
Wendel SE (Financials)	(a)	382	27,342
			38,391,298
Switzerland–9.0%
ABB Ltd. (Industrials)	(a)	59,501	1,536,282
Belimo Holding AG (Industrials)	(a)	134	49,285
Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	(a)	87	840,795
Geberit AG (Industrials)	(a)	1,119	479,814
Givaudan SA (Materials)	(a)	1,326	4,005,849
Glencore PLC (Materials)	(a)	55,190	290,024
Nestle SA (Consumer Staples)	(a)	108,284	11,711,706
Novartis AG (Health Care)	(a)	76,925	5,864,525
Roche Holding AG (Health Care)	(a)	10,747	3,498,498
Roche Holding AG (Health Care)	(a)	1,138	444,538
STMicroelectronics N.V. (Information Technology)	(a)	23,937	743,896
Swatch Group AG / The (Consumer Discretionary)	(a)	3,174	712,875
Temenos AG (Information Technology)	(a)	15,313	1,032,355
UBS Group AG (Financials)	(a)	22,206	322,164
VAT Group AG (Industrials)	(a)	1,951	395,915
			31,928,521
Germany–8.1%
Bayer AG (Health Care)	(a)	45,746	2,107,724
Bayerische Motoren Werke AG (Consumer Discretionary)	(a)	30,309	2,054,268
Common Stocks (Continued)		Shares	Value
Germany (continued)
Carl Zeiss Meditec AG (Health Care)	(a)	1,005	$ 104,393
Deutsche Bank AG (Financials)	(a)	158,573	1,174,071
Deutsche Boerse AG (Financials)	(a)	5,254	861,271
Deutsche Post AG (Industrials)	(a)	10,157	306,128
DWS Group GmbH & Co. KGaA (Financials)	(a)	24,204	576,159
E.ON SE (Utilities)	(a)	77,335	594,147
Evonik Industries AG (Materials)	(a)	27,152	454,732
Freenet AG (Communication Services)	(a)	1,466	27,783
HOCHTIEF AG (Industrials)	(a)	30,807	1,458,266
Infineon Technologies AG (Information Technology)	(a)	126,281	2,763,536
Mercedes-Benz Group AG (Consumer Discretionary)	(a)	77,410	3,914,394
MTU Aero Engines AG (Industrials)	(a)	842	125,841
Nemetschek SE (Information Technology)	(a)	15,994	759,182
SAP SE (Information Technology)	(a)	31,749	2,587,389
Scout24 SE (Communication Services)	(a)	50,535	2,532,329
Siemens AG (Industrials)	(a)	54,071	5,285,053
Talanx AG (Financials)	(a)	758	26,841
Volkswagen AG (Consumer Discretionary)	(a)	2,035	331,643
Wacker Chemie AG (Materials)	(a)	7,286	749,045
			28,794,195
Australia–8.1%
AGL Energy Ltd. (Utilities)	(a)	170,253	742,714
Allkem Ltd. (Materials)	(a)(c)	35,028	309,770
Aristocrat Leisure Ltd. (Consumer Discretionary)	(a)	94,212	1,986,610
Australia & New Zealand Banking Group Ltd. (Financials)	(a)	72,928	1,067,578
Bank of Queensland Ltd. (Financials)	(a)	4,055	16,892
BHP Group Ltd. (Materials)	(a)	203,165	5,050,299
Commonwealth Bank of Australia (Financials)	(a)	1,064	61,898
CSL Ltd. (Health Care)	(a)	12,614	2,294,072
Flight Centre Travel Group Ltd. (Consumer Discretionary)	(a)(c)	28,409	257,208
Goodman Group (Real Estate)	(a)	25,978	262,555
GPT Group / The (Real Estate)	(a)	57,636	141,852
Macquarie Group Ltd. (Financials)	(a)	23,927	2,334,321
Medibank Pvt Ltd. (Financials)	(a)	159,749	357,064
Mineral Resources Ltd. (Materials)	(a)	890	37,357
National Australia Bank Ltd. (Financials)	(a)	26,875	497,609
Newcrest Mining Ltd. (Materials)	(a)	50,670	556,315
Pilbara Minerals Ltd. (Materials)	(a)(c)	28,401	81,944
QBE Insurance Group Ltd. (Financials)	(a)	4,873	36,156
REA Group Ltd. (Communication Services)	(a)	13,618	991,205
Scentre Group (Real Estate)	(a)	482,884	788,974
SEEK Ltd. (Communication Services)	(a)	12,198	148,251
Sonic Healthcare Ltd. (Health Care)	(a)	3,513	68,522
South32 Ltd. (Materials)	(a)	625,633	1,485,195
Stockland (Real Estate)	(a)	414,648	867,783
Telstra Corp. Ltd. (Communication Services)	(a)	955,768	2,360,009
Treasury Wine Estates Ltd. (Consumer Staples)	(a)	7,801	62,770
Westpac Banking Corp. (Financials)	(a)	221,236	2,926,951
Woodside Energy Group Ltd. (Energy)	(a)	98,079	2,003,902
Worley Ltd. (Energy)	(a)	111,480	908,861
			28,704,637
Netherlands–3.7%
Aegon N.V. (Financials)	(a)	32,858	130,610
Argenx SE (Health Care)	(a)(c)	1,046	372,247
ASML Holding N.V. (Information Technology)	(a)	11,347	4,700,822
ASR Nederland N.V. (Financials)	(a)	31,814	1,223,022
EXOR N.V. (Financials)	(b)	6,384	409,685
Heineken N.V. (Consumer Staples)	(a)	5,529	482,853
Koninklijke DSM N.V. (Materials)	(a)	1,058	120,390
Koninklijke Philips N.V. (Health Care)	(a)	67,492	1,039,140
Koninklijke Vopak N.V. (Energy)	(a)	856	15,575

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Netherlands (continued)
Stellantis N.V. (Consumer Discretionary)	(a)	138,468	$ 1,635,645
Wolters Kluwer N.V. (Industrials)	(a)	30,350	2,955,289
			13,085,278
Denmark–3.7%
AP Moller - Maersk A/S Class B (Industrials)	(a)	545	990,389
AP Moller - Maersk A/S Class A (Industrials)	(a)	260	459,358
Carlsberg A/S Class B (Consumer Staples)	(a)	2,715	317,482
Demant A/S (Health Care)	(a)(c)	4,515	111,617
DSV A/S (Industrials)	(a)	820	96,061
Genmab A/S (Health Care)	(a)(c)	2,378	765,011
H. Lundbeck A/S (Health Care)	(a)	58,088	185,661
Novo Nordisk A/S Class B (Health Care)	(a)	73,455	7,317,425
Novozymes A/S (Materials)	(a)	14,108	708,957
Tryg A/S (Financials)	(a)	101,331	2,091,867
			13,043,828
Hong Kong–2.9%
AIA Group Ltd. (Financials)	(a)	520,400	4,332,800
ASMPT Ltd. (Information Technology)	(a)	21,200	128,513
BOC Hong Kong Holdings Ltd. (Financials)	(a)	49,000	162,960
Budweiser Brewing Co. APAC Ltd. (Consumer Staples)	(a)	69,300	180,461
CK Hutchison Holdings Ltd. (Industrials)	(a)	68,000	374,425
CK Infrastructure Holdings Ltd. (Utilities)	(a)	15,500	79,055
Hang Lung Properties Ltd. (Real Estate)	(a)	29,000	47,622
Hysan Development Co. Ltd. (Real Estate)	(a)	49,000	123,305
Jardine Matheson Holdings Ltd. (Industrials)	(a)	38,500	1,946,482
Kerry Properties Ltd. (Real Estate)	(a)	249,500	472,944
New World Development Co. Ltd. (Real Estate)	(a)	198,000	562,337
PCCW Ltd. (Communication Services)	(a)	722,000	325,737
SITC International Holdings Co. Ltd. (Industrials)	(a)	15,000	27,509
Sun Hung Kai Properties Ltd. (Real Estate)	(a)	59,500	656,658
Swire Properties Ltd. (Real Estate)	(a)	353,400	760,260
Techtronic Industries Co. Ltd. (Industrials)	(a)	9,500	90,650
WH Group Ltd. (Consumer Staples)	(a)	185,000	116,354
			10,388,072
Italy–2.8%
Assicurazioni Generali SpA (Financials)	(a)	30,599	417,809
Banca Mediolanum SpA (Financials)	(a)	47,740	298,954
Enel SpA (Utilities)	(a)	641,040	2,629,048
Eni SpA (Energy)	(a)	96,660	1,027,370
Ferrari N.V. (Consumer Discretionary)	(a)	2,742	507,779
Mediobanca Banca di Credito Finanziario SpA (Financials)	(a)	96,704	756,682
Moncler SpA (Consumer Discretionary)	(a)	574	23,433
Pirelli & C SpA (Consumer Discretionary)	(a)	143,001	465,776
Poste Italiane SpA (Financials)	(a)	86,633	654,513
PRADA SpA (Consumer Discretionary)	(a)	42,700	198,017
Reply SpA (Information Technology)	(a)	2,677	278,833
Snam SpA (Utilities)	(a)	468,191	1,892,396
UniCredit SpA (Financials)	(a)	69,223	700,820
Unipol Gruppo SpA (Financials)	(a)	8,467	32,886
UnipolSai Assicurazioni SpA (Financials)	(a)	42,981	89,139
			9,973,455
Belgium–2.1%
Ageas SA / N.V. (Financials)	(a)	5,169	188,522
Anheuser-Busch InBev SA / N.V. (Consumer Staples)	(a)	93,669	4,242,891
Galapagos N.V. (Health Care)	(a)(c)	531	22,675
Groupe Bruxelles Lambert N.V. (Financials)	(a)	6,254	437,374
KBC Group N.V. (Financials)	(a)	16,422	779,290
Solvay SA (Materials)	(a)	21,749	1,683,855
			7,354,607
Common Stocks (Continued)		Shares	Value
Sweden–2.0%
Industrivarden AB Class C (Financials)	(a)	120,111	$ 2,395,519
Industrivarden AB Class A (Financials)	(a)	40,500	815,775
Investor AB Class B (Financials)	(a)	101,878	1,486,523
Investor AB Class A (Financials)	(a)	2,051	31,429
Saab AB Class B (Industrials)	(a)	46,265	1,441,472
Tele2 AB Class B (Communication Services)	(a)	7,052	60,856
Telefonaktiebolaget LM Ericsson Class B (Information Technology)	(a)	130,231	761,258
Trelleborg AB Class B (Industrials)	(a)	2,563	48,084
			7,040,916
Finland–1.5%
Nokia Oyj (Information Technology)	(a)	366,121	1,571,780
Nordea Bank Abp (Financials)	(a)	427,992	3,662,852
			5,234,632
Singapore–1.4%
Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	(a)	135,800	3,176,186
Mapletree Pan Asia Commercial Trust (Real Estate)	(a)	268,700	319,900
Oversea-Chinese Banking Corp. Ltd. (Financials)	(a)	95,100	779,238
Suntec Real Estate Investment Trust (Real Estate)	(a)	54,000	57,423
United Overseas Bank Ltd. (Financials)	(a)	32,700	592,281
			4,925,028
Norway–1.4%
Aker BP ASA (Energy)	(a)	27,208	780,993
DNB Bank ASA (Financials)	(a)	196,438	3,117,089
Equinor ASA (Energy)	(a)	5,429	179,041
Mowi ASA (Consumer Staples)	(a)	6,972	88,681
Norsk Hydro ASA (Materials)	(a)	82,635	443,413
Var Energi ASA (Energy)	(a)	90,962	295,550
			4,904,767
Spain–1.1%
Acciona SA (Utilities)	(a)	3,864	679,121
Amadeus IT Group SA (Information Technology)	(a)(c)	4,739	219,712
Banco Bilbao Vizcaya Argentaria SA (Financials)	(a)	244,061	1,094,820
Banco Santander SA (Financials)	(a)	208,511	485,184
Iberdrola SA (Utilities)	(a)	70,929	661,355
Industria de Diseno Textil SA (Consumer Discretionary)	(a)	26,580	548,522
Merlin Properties Socimi SA (Real Estate)	(a)	4,115	31,752
			3,720,466
Ireland–0.9%
AIB Group PLC (Financials)	(a)	13,753	33,469
Experian PLC (Industrials)	(a)	80,969	2,370,172
James Hardie Industries PLC (Materials)	(a)	18,983	372,875
Kingspan Group PLC (Industrials)	(a)	7,768	349,984
			3,126,500
Portugal–0.4%
EDP - Energias de Portugal SA (Utilities)	(a)	354,220	1,537,319
Luxembourg–0.3%
ArcelorMittal SA (Materials)	(a)	56,436	1,122,981
Israel–0.3%
Alony Hetz Properties & Investments Ltd. (Real Estate)	(a)	3,111	37,187
Bank Hapoalim BM (Financials)	(a)	2,802	23,653
Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)	(a)	458,216	749,042

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Israel (continued)
Delek Group Ltd. (Energy)	(a)(c)	711	$ 112,247
Teva Pharmaceutical Industries Ltd. (Health Care)	(a)(c)	2,757	22,000
			944,129
Austria–0.3%
ANDRITZ AG (Industrials)	(a)	16,687	706,190
Erste Group Bank AG (Financials)	(a)	9,549	209,335
			915,525
United States–0.0%
Carnival PLC (Consumer Discretionary)	(a)(c)	3,513	21,871
Total Common Stocks (Cost $403,711,275)			$337,715,419

Preferred Securities–0.7%		Rate	Quantity	Value
Germany–0.7%
FUCHS PETROLUB SE (Materials)	(a)(d)	4.011%	5,271	$ 133,476
Preferred Securities (Continued)		Rate	Quantity	Value
Germany (continued)
Sartorius AG (Health Care)	(a)(d)	0.358%	467	$ 161,537
Volkswagen AG (Consumer Discretionary)	(a)(d)	6.024%	16,647	2,034,130
Total Preferred Securities (Cost $2,695,983)				$2,329,143

Money Market Funds–2.0%				Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 3.011%	(e)	7,182,456	$ 7,183,893
Total Money Market Funds (Cost $7,182,638)			$7,183,893
Total Investments – 98.3% (Cost $413,589,896)	(f)		$347,228,455
Other Assets in Excess of Liabilities – 1.7%	(g)		5,972,247
Net Assets – 100.0%			$353,200,702

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $339,600,520 or 96.1% of the Portfolio’s net assets.
(b)	As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock’s local close price because the service’s measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $444,042 or 0.1% of the Portfolio’s net assets.
Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c)	Non-income producing security.
(d)	Represents twelve-month dividend yield. Rates are determined by actual distributions, which are impacted by factors unique to each preference share such as board authorization, distributable earnings, and preferred payout features compared to other classes of equity.
(e)	Rate represents the seven-day yield at September 30, 2022.
(f)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(g)	Includes $438,330 of cash pledged as collateral for the futures contracts outstanding at September 30, 2022. See also the following Schedule of Open Futures Contracts.
Schedule of Open Futures Contracts	September 30, 2022 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MSCI EAFE Index - Long	96	December 16, 2022	$8,902,300	$7,970,880	$(931,420)	$(35,540)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson Forty Portfolio
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks–93.5%		Shares	Value
Communication Services–6.2%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	23,578	$ 2,267,025
Match Group, Inc. (Interactive Media & Svs.)	(a)	11,173	533,511
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	5,002	678,671
			3,479,207
Consumer Discretionary–16.4%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	36,635	4,139,755
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	652	1,071,373
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	19,708	635,780
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	(b)	1,523	897,922
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		7,050	585,996
Rivian Automotive, Inc. Class A (Automobiles)	(a)	10,830	356,416
TJX Cos., Inc. / The (Specialty Retail)		24,919	1,547,968
			9,235,210
Consumer Staples–0.9%
Olaplex Holdings, Inc. (Personal Products)	(a)	53,260	508,633
Financials–2.1%
Charles Schwab Corp. / The (Capital Markets)		16,218	1,165,588
Health Care–12.0%
AbbVie, Inc. (Biotechnology)		14,540	1,951,413
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	1,982	410,492
Danaher Corp. (Life Sciences Tools & Svs.)		9,218	2,380,917
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	10,941	881,188
Horizon Therapeutics PLC (Biotechnology)	(a)	18,274	1,130,978
			6,754,988
Industrials–13.2%
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	72,893	1,657,587
CoStar Group, Inc. (Professional Svs.)	(a)	25,273	1,760,264
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Deere & Co. (Machinery)		7,509	$ 2,507,180
Howmet Aerospace, Inc. (Aerospace & Defense)		48,547	1,501,559
			7,426,590
Information Technology–34.6%
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	17,766	1,125,654
Apple, Inc. (Tech. Hardware, Storage & Periph.)		19,434	2,685,779
ASML Holding N.V. (Semiconductors & Equip.)		3,504	1,455,387
Atlassian Corp. PLC Class A (Software)	(a)	4,661	981,560
Mastercard, Inc. Class A (IT Svs.)		11,459	3,258,252
Microsoft Corp. (Software)		26,290	6,122,941
NVIDIA Corp. (Semiconductors & Equip.)		4,824	585,585
Texas Instruments, Inc. (Semiconductors & Equip.)		10,286	1,592,067
Workday, Inc. Class A (Software)	(a)	10,756	1,637,278
			19,444,503
Materials–4.7%
Crown Holdings, Inc. (Containers & Packaging)		18,429	1,493,302
Freeport-McMoRan, Inc. (Metals & Mining)		17,686	483,358
Sherwin-Williams Co. / The (Chemicals)		3,346	685,094
			2,661,754
Real Estate–3.4%
American Tower Corp. (Equity REIT)		8,939	1,919,203
Total Common Stocks (Cost $53,050,493)			$52,595,676

Money Market Funds–5.2%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 3.011%	(c)	2,940,194	$ 2,940,782
Total Money Market Funds (Cost $2,940,653)			$2,940,782
Total Investments – 98.7% (Cost $55,991,146)	(d)		$55,536,458
Other Assets in Excess of Liabilities – 1.3%			708,182
Net Assets – 100.0%			$56,244,640

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $897,922 or 1.6% of the Portfolio’s net assets.
(c)	Rate represents the seven-day yield at September 30, 2022.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON AB Small Cap Portfolio
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks–97.4%		Shares	Value
Communication Services–0.9%
AMC Networks, Inc. Class A (Media)	(a)	3,530	$ 71,659
Cars.com, Inc. (Interactive Media & Svs.)	(a)	5,115	58,823
Cinemark Holdings, Inc. (Entertainment)	(a)	9,019	109,220
Cogent Communications Holdings, Inc. (Diversified Telecom. Svs.)		3,530	184,125
EW Scripps Co. / The Class A (Media)	(a)	8,220	92,639
Gogo, Inc. (Wireless Telecom. Svs.)	(a)	4,843	58,697
Shutterstock, Inc. (Interactive Media & Svs.)		2,040	102,347
TechTarget, Inc. (Media)	(a)	2,320	137,344
Yelp, Inc. (Interactive Media & Svs.)	(a)	4,550	154,290
			969,144
Consumer Discretionary–12.8%
Academy Sports & Outdoors, Inc. (Specialty Retail)		6,319	266,535
Adtalem Global Education, Inc. (Diversified Consumer Svs.)	(a)	4,134	150,684
American Axle & Manufacturing Holdings, Inc. (Auto Components)	(a)	19,150	130,795
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	1,826	275,909
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	8,785	53,501
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)		6,750	123,728
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	2,520	147,319
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	3,778	94,374
Buckle, Inc. / The (Specialty Retail)		948	30,014
Cavco Industries, Inc. (Household Durables)	(a)	600	123,456
Century Communities, Inc. (Household Durables)		2,540	108,661
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		3,690	108,043
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	3,360	104,261
Designer Brands, Inc. Class A (Specialty Retail)		10,040	153,712
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)		1,840	116,950
Dorman Products, Inc. (Auto Components)	(a)	2,510	206,121
European Wax Center, Inc. Class A (Diversified Consumer Svs.)		23,930	441,508
Five Below, Inc. (Specialty Retail)	(a)	3,010	414,387
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	5,261	369,638
Fox Factory Holding Corp. (Auto Components)	(a)	9,240	730,699
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	5,721	116,651
Gentherm, Inc. (Auto Components)	(a)	2,750	136,757
Green Brick Partners, Inc. (Household Durables)	(a)	3,212	68,673
Group 1 Automotive, Inc. (Specialty Retail)		1,410	201,447
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	25,373	834,518
Installed Building Products, Inc. (Household Durables)		1,958	158,578
iRobot Corp. (Household Durables)	(a)	2,450	138,008
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		1,400	103,698
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		3,960	133,096
LCI Industries (Auto Components)		2,180	221,183
Leslie's, Inc. (Specialty Retail)	(a)	9,849	144,879
LGI Homes, Inc. (Household Durables)	(a)	1,930	157,044
Life Time Group Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	42,297	412,396
Lithia Motors, Inc. (Specialty Retail)		2,837	608,678
Lovesac Co. / The (Household Durables)	(a)	12,961	264,145
M.D.C. Holdings, Inc. (Household Durables)		4,850	132,987
Meritage Homes Corp. (Household Durables)	(a)	3,170	222,756
Mister Car Wash, Inc. (Diversified Consumer Svs.)	(a)	5,263	45,157
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	(a)	1,660	93,192
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
National Vision Holdings, Inc. (Specialty Retail)	(a)	26,627	$ 869,372
ODP Corp. / The (Specialty Retail)	(a)	4,400	154,660
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		2,010	180,458
Patrick Industries, Inc. (Auto Components)		1,980	86,803
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	12,641	728,880
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	250	3,150
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	3,100	139,438
Signet Jewelers Ltd. (Specialty Retail)		4,460	255,067
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5,473	96,872
Skyline Champion Corp. (Household Durables)	(a)	14,579	770,792
Sleep Number Corp. (Specialty Retail)	(a)	2,190	74,044
Sonos, Inc. (Household Durables)	(a)	9,149	127,171
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		6,550	174,688
Strategic Education, Inc. (Diversified Consumer Svs.)		2,073	127,303
Stride, Inc. (Diversified Consumer Svs.)	(a)	2,963	124,535
Sturm Ruger & Co., Inc. (Leisure Products)		2,740	139,165
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		10,845	946,335
Tri Pointe Homes, Inc. (Household Durables)	(a)	7,833	118,357
Vista Outdoor, Inc. (Leisure Products)	(a)	5,450	132,544
Winnebago Industries, Inc. (Automobiles)		2,890	153,777
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		7,240	111,424
			13,858,973
Consumer Staples–4.3%
B&G Foods, Inc. (Food Products)		6,090	100,424
Cal-Maine Foods, Inc. (Food Products)		2,520	140,087
Central Garden & Pet Co. Class A (Household Products)	(a)	3,610	123,318
Chefs' Warehouse, Inc. / The (Food & Staples Retailing)	(a)	30,096	871,881
Edgewell Personal Care Co. (Personal Products)		4,650	173,910
elf Beauty, Inc. (Personal Products)	(a)	3,300	124,146
Fresh Del Monte Produce, Inc. (Food Products)		6,300	146,412
Grocery Outlet Holding Corp. (Food & Staples Retailing)	(a)	21,731	723,425
Hain Celestial Group, Inc. / The (Food Products)	(a)	5,981	100,959
Hostess Brands, Inc. (Food Products)	(a)	10,075	234,143
Inter Parfums, Inc. (Personal Products)		100	7,546
J & J Snack Foods Corp. (Food Products)		1,300	168,311
Medifast, Inc. (Personal Products)		1,020	110,527
MGP Ingredients, Inc. (Beverages)		1,020	108,283
National Beverage Corp. (Beverages)		2,645	101,938
PriceSmart, Inc. (Food & Staples Retailing)		1,960	112,876
Simply Good Foods Co. / The (Food Products)	(a)	7,200	230,328
TreeHouse Foods, Inc. (Food Products)	(a)	4,709	199,756
United Natural Foods, Inc. (Food & Staples Retailing)	(a)	4,820	165,663
USANA Health Sciences, Inc. (Personal Products)	(a)	1,970	110,419
Vector Group Ltd. (Tobacco)		13,620	119,992
Vital Farms, Inc. (Food Products)	(a)	20,612	246,726
WD-40 Co. (Household Products)		1,140	200,344
			4,621,414
Energy–5.5%
Archrock, Inc. (Energy Equip. & Svs.)		200	1,284
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)	(a)	4,750	166,298
ChampionX Corp. (Energy Equip. & Svs.)		43,553	852,332
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)		3,439	197,364

(continued)

Ohio National Fund, Inc.	ON AB Small Cap Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		2,250	$ 144,720
Core Laboratories N.V. (Energy Equip. & Svs.)		7,290	98,269
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		8,915	462,599
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,850	111,920
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		27,515	1,017,230
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		41,198	816,132
Matador Resources Co. (Oil, Gas & Consumable Fuels)		21,064	1,030,451
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		15,640	182,675
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)	(a)	7,990	280,928
SM Energy Co. (Oil, Gas & Consumable Fuels)		8,360	314,420
Talos Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	7,240	120,546
U.S. Silica Holdings, Inc. (Energy Equip. & Svs.)	(a)	7,450	81,578
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		4,930	115,559
			5,994,305
Financials–14.1%
American Equity Investment Life Holding Co. (Insurance)		7,460	278,183
Ameris Bancorp (Banks)		5,910	264,236
Apollo Commercial Real Estate Finance, Inc. (Mortgage REIT)		11,680	96,944
Assured Guaranty Ltd. (Insurance)		4,380	212,211
Axos Financial, Inc. (Thrifts & Mortgage Finance)	(a)	4,330	148,216
B. Riley Financial, Inc. (Capital Markets)		2,670	118,868
BancFirst Corp. (Banks)		1,300	116,311
BankUnited, Inc. (Banks)		8,010	273,702
Banner Corp. (Banks)		3,130	184,920
Brightsphere Investment Group, Inc. (Capital Markets)		2,827	42,151
Brookline Bancorp, Inc. (Banks)		11,040	128,616
Columbia Banking System, Inc. (Banks)		6,120	176,807
Community Bank System, Inc. (Banks)		4,580	275,166
Customers Bancorp, Inc. (Banks)	(a)	2,500	73,700
CVB Financial Corp. (Banks)		10,890	275,735
Dime Community Bancshares, Inc. (Banks)		5,370	157,234
Donnelley Financial Solutions, Inc. (Capital Markets)	(a)	310	11,461
Eagle Bancorp, Inc. (Banks)		3,330	149,251
Employers Holdings, Inc. (Insurance)		4,390	151,411
Encore Capital Group, Inc. (Consumer Finance)	(a)	3,210	145,991
First BanCorp (Banks)		18,380	251,438
First Financial Bancorp (Banks)		7,980	168,218
First Financial Bankshares, Inc. (Banks)		23,655	989,489
First Hawaiian, Inc. (Banks)		11,000	270,930
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)		4,200	140,280
Genworth Financial, Inc. Class A (Insurance)	(a)	48,010	168,035
Hope Bancorp, Inc. (Banks)		11,840	149,658
Horace Mann Educators Corp. (Insurance)		3,110	109,752
Houlihan Lokey, Inc. (Capital Markets)		9,725	733,071
Independent Bank Corp. (Banks)		3,783	281,947
Independent Bank Group, Inc. (Banks)		3,060	187,853
James River Group Holdings Ltd. (Insurance)		4,800	109,488
KKR Real Estate Finance Trust, Inc. (Mortgage REIT)		8,420	136,825
Lakeland Financial Corp. (Banks)		1,840	133,970
Mr. Cooper Group, Inc. (Thrifts & Mortgage Finance)	(a)	6,180	250,290
National Bank Holdings Corp. Class A (Banks)		4,450	164,606
New York Mortgage Trust, Inc. (Mortgage REIT)		38,720	90,605
NMI Holdings, Inc. Class A (Thrifts & Mortgage Finance)	(a)	7,570	154,201
Northwest Bancshares, Inc. (Banks)		9,360	126,454
P10, Inc. Class A (Capital Markets)		25,282	265,967
Common Stocks (Continued)		Shares	Value
Financials (continued)
Pacific Premier Bancorp, Inc. (Banks)		8,070	$ 249,847
Palomar Holdings, Inc. (Insurance)	(a)	8,352	699,229
Park National Corp. (Banks)		1,420	176,762
Piper Sandler Cos. (Capital Markets)		1,530	160,252
PRA Group, Inc. (Consumer Finance)	(a)	4,720	155,099
ProAssurance Corp. (Insurance)		7,110	138,716
PROG Holdings, Inc. (Consumer Finance)	(a)	4,081	61,133
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)		7,540	147,030
Redwood Trust, Inc. (Mortgage REIT)		16,000	91,840
Renasant Corp. (Banks)		4,640	145,139
Ryan Specialty Group Holdings, Inc. Class A (Insurance)	(a)	20,862	847,414
Seacoast Banking Corp. of Florida (Banks)		4,890	147,825
ServisFirst Bancshares, Inc. (Banks)		3,930	314,400
Simmons First National Corp. Class A (Banks)		9,350	203,737
Southside Bancshares, Inc. (Banks)		4,430	156,645
StepStone Group, Inc. Class A (Capital Markets)		26,033	638,069
Stewart Information Services Corp. (Insurance)		3,030	132,229
Stifel Financial Corp. (Capital Markets)		12,306	638,804
StoneX Group, Inc. (Capital Markets)	(a)	90	7,465
Triumph Bancorp, Inc. (Banks)	(a)	2,360	128,266
Trupanion, Inc. (Insurance)	(a)	12,301	731,048
Trustmark Corp. (Banks)		4,200	128,646
Two Harbors Investment Corp. (Mortgage REIT)		26,710	88,677
United Community Banks, Inc. (Banks)		8,232	272,479
Virtus Investment Partners, Inc. (Capital Markets)		650	103,688
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)		2,560	214,349
Westamerica BanCorp (Banks)		2,230	116,607
WSFS Financial Corp. (Thrifts & Mortgage Finance)		5,151	239,315
			15,298,901
Health Care–16.7%
AdaptHealth Corp. (Health Care Providers & Svs.)	(a)	6,591	123,779
ADC Therapeutics SA (Biotechnology)	(a)	14,746	71,076
Allscripts Healthcare Solutions, Inc. (Health Care Technology)	(a)	11,420	173,927
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	2,870	304,105
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	3,480	97,788
Apollo Medical Holdings, Inc. (Health Care Providers & Svs.)	(a)	2,740	106,860
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	11,732	387,743
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	3,153	325,579
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	19,221	751,541
Blueprint Medicines Corp. (Biotechnology)	(a)	7,050	464,524
Cardiovascular Systems, Inc. (Health Care Equip. & Supplies)	(a)	4,410	61,123
Catalyst Pharmaceuticals, Inc. (Biotechnology)	(a)	6,422	82,394
Coherus Biosciences, Inc. (Biotechnology)	(a)	29,938	287,704
Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	15,940	34,271
CONMED Corp. (Health Care Equip. & Supplies)		2,520	202,028
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	9,360	239,990
CorVel Corp. (Health Care Providers & Svs.)	(a)	840	116,281
Covetrus, Inc. (Health Care Providers & Svs.)	(a)	8,680	181,238
Cytokinetics, Inc. (Biotechnology)	(a)	6,940	336,243
Dynavax Technologies Corp. (Biotechnology)	(a)	7,903	82,507
Eagle Pharmaceuticals, Inc. (Biotechnology)	(a)	4,065	107,397
Embecta Corp. (Health Care Equip. & Supplies)		4,021	115,765
Emergent BioSolutions, Inc. (Biotechnology)	(a)	3,789	79,531
Enhabit, Inc. (Health Care Providers & Svs.)	(a)	3,459	48,564
Ensign Group, Inc. / The (Health Care Providers & Svs.)		4,350	345,825
Erasca, Inc. (Biotechnology)	(a)	20,302	158,356

(continued)

Ohio National Fund, Inc.	ON AB Small Cap Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Fulgent Genetics, Inc. (Health Care Providers & Svs.)	(a)	2,310	$ 88,057
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	3,959	210,777
Heska Corp. (Health Care Equip. & Supplies)	(a)	969	70,659
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	10,320	749,645
Insmed, Inc. (Biotechnology)	(a)	18,574	400,084
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	2,840	176,733
Intellia Therapeutics, Inc. (Biotechnology)	(a)	6,844	382,990
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	11,064	514,808
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	6,200	776,736
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	10,510	108,884
IVERIC bio, Inc. (Biotechnology)	(a)	19,168	343,874
Karuna Therapeutics, Inc. (Biotechnology)	(a)	2,618	588,867
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	17,665	1,242,379
Legend Biotech Corp. – ADR (Biotechnology)	(a)	7,076	288,701
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	1,396	120,210
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	4,190	236,777
Mesa Laboratories, Inc. (Health Care Equip. & Supplies)		710	99,989
ModivCare, Inc. (Health Care Providers & Svs.)	(a)	1,273	126,893
Myriad Genetics, Inc. (Biotechnology)	(a)	6,470	123,448
NeoGenomics, Inc. (Life Sciences Tools & Svs.)	(a)	10,157	87,452
Owens & Minor, Inc. (Health Care Providers & Svs.)		6,400	154,240
Pacira BioSciences, Inc. (Pharmaceuticals)	(a)	3,660	194,675
Pediatrix Medical Group, Inc. (Health Care Providers & Svs.)	(a)	7,430	122,669
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	4,080	203,306
R1 RCM, Inc. (Health Care Providers & Svs.)	(a)	45,094	835,592
RadNet, Inc. (Health Care Providers & Svs.)	(a)	7,950	161,783
Recursion Pharmaceuticals, Inc. Class A (Biotechnology)	(a)	25,374	269,979
REGENXBIO, Inc. (Biotechnology)	(a)	5,120	135,322
Relay Therapeutics, Inc. (Biotechnology)	(a)	11,048	247,144
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	2,910	544,490
Select Medical Holdings Corp. (Health Care Providers & Svs.)		9,420	208,182
Silk Road Medical, Inc. (Health Care Equip. & Supplies)	(a)	16,041	721,845
Simulations Plus, Inc. (Health Care Technology)		2,050	99,507
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	5,118	173,244
Surmodics, Inc. (Health Care Equip. & Supplies)	(a)	3,320	100,928
Treace Medical Concepts, Inc. (Health Care Equip. & Supplies)	(a)	28,564	630,407
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	5,587	231,358
Vericel Corp. (Biotechnology)	(a)	3,990	92,568
Vir Biotechnology, Inc. (Biotechnology)	(a)	15,895	306,456
Xencor, Inc. (Biotechnology)	(a)	5,010	130,160
Y-mAbs Therapeutics, Inc. (Biotechnology)	(a)	17,688	255,061
Zentalis Pharmaceuticals, Inc. (Biotechnology)	(a)	11,070	239,776
Zimvie, Inc. (Health Care Equip. & Supplies)	(a)	1,510	14,904
			18,097,698
Industrials–17.2%
AAON, Inc. (Building Products)		3,530	190,196
AAR Corp. (Aerospace & Defense)	(a)	4,420	158,324
ABM Industries, Inc. (Commercial Svs. & Supplies)		5,880	224,792
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	(a)	6,090	243,539
AeroVironment, Inc. (Aerospace & Defense)	(a)	1,930	160,885
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Albany International Corp. Class A (Machinery)		2,590	$ 204,170
Allegiant Travel Co. (Airlines)	(a)	1,130	82,467
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		3,340	343,285
ArcBest Corp. (Road & Rail)		2,440	177,461
Arcosa, Inc. (Construction & Engineering)		4,130	236,153
Armstrong World Industries, Inc. (Building Products)		6,807	539,319
Astec Industries, Inc. (Machinery)		2,850	88,891
Atlas Air Worldwide Holdings, Inc. (Air Freight & Logistics)	(a)	2,620	250,393
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	7,088	820,436
AZZ, Inc. (Electrical Equip.)		3,380	123,404
Boise Cascade Co. (Trading Companies & Distributors)		3,460	205,732
Brady Corp. Class A (Commercial Svs. & Supplies)		4,230	176,518
Comfort Systems U.S.A., Inc. (Construction & Engineering)		3,020	293,937
Curtiss-Wright Corp. (Aerospace & Defense)		5,214	725,580
Deluxe Corp. (Commercial Svs. & Supplies)		5,150	85,747
Driven Brands Holdings, Inc. (Commercial Svs. & Supplies)	(a)	29,920	837,162
Encore Wire Corp. (Electrical Equip.)		1,350	155,979
EnPro Industries, Inc. (Machinery)		2,070	175,909
ESCO Technologies, Inc. (Machinery)		2,290	168,178
Exponent, Inc. (Professional Svs.)		4,430	388,378
Federal Signal Corp. (Machinery)		5,150	192,198
Forward Air Corp. (Air Freight & Logistics)		2,420	218,429
Franklin Electric Co., Inc. (Machinery)		3,280	268,009
FTI Consulting, Inc. (Professional Svs.)	(a)	887	146,985
GMS, Inc. (Trading Companies & Distributors)	(a)	4,070	162,841
Griffon Corp. (Building Products)		6,550	193,356
Herc Holdings, Inc. (Trading Companies & Distributors)		8,402	872,800
Hexcel Corp. (Aerospace & Defense)		11,493	594,418
Hillenbrand, Inc. (Machinery)		6,520	239,414
HNI Corp. (Commercial Svs. & Supplies)		4,200	111,342
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	2,970	204,871
Insperity, Inc. (Professional Svs.)		9,253	944,639
ITT, Inc. (Machinery)		10,134	662,156
John Bean Technologies Corp. (Machinery)		11,322	973,692
KAR Auction Services, Inc. (Commercial Svs. & Supplies)	(a)	9,404	105,043
Korn Ferry (Professional Svs.)		4,710	221,134
Lindsay Corp. (Machinery)		1,070	153,310
Matson, Inc. (Marine)		3,810	234,391
Middleby Corp. / The (Machinery)	(a)	5,372	688,529
Moog, Inc. Class A (Aerospace & Defense)		2,460	173,061
Mueller Industries, Inc. (Machinery)		4,750	282,340
MYR Group, Inc. (Construction & Engineering)	(a)	1,370	116,080
NV5 Global, Inc. (Construction & Engineering)	(a)	779	96,456
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		23,790	55,431
Resideo Technologies, Inc. (Building Products)	(a)	12,440	237,106
Saia, Inc. (Road & Rail)	(a)	4,602	874,380
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	5,401	562,460
SPX Technologies, Inc. (Machinery)	(a)	3,807	210,223
Sun Country Airlines Holdings, Inc. (Airlines)	(a)	2,170	29,534
Tennant Co. (Machinery)		2,250	127,260
Tetra Tech, Inc. (Commercial Svs. & Supplies)		5,861	753,314
Trinity Industries, Inc. (Machinery)		4,950	105,682
Triumph Group, Inc. (Aerospace & Defense)	(a)	5,664	48,654
UFP Industries, Inc. (Building Products)		5,290	381,726
UniFirst Corp. (Commercial Svs. & Supplies)		1,270	213,652
Veritiv Corp. (Trading Companies & Distributors)	(a)	1,060	103,636
			18,615,387
Information Technology–18.1%
3D Systems Corp. (Tech. Hardware, Storage & Periph.)	(a)	10,730	85,625

(continued)

Ohio National Fund, Inc.	ON AB Small Cap Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
A10 Networks, Inc. (Software)		4,285	$ 56,862
Adeia, Inc. (Software)		8,650	122,311
ADTRAN Holdings, Inc. (Communications Equip.)		5,190	101,620
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		3,220	249,260
Alarm.com Holdings, Inc. (Software)	(a)	3,760	243,874
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	26,051	569,214
Avid Technology, Inc. (Tech. Hardware, Storage & Periph.)	(a)	2,377	55,289
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	2,350	142,316
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		2,470	228,203
BigCommerce Holdings, Inc. (IT Svs.)	(a)	43,737	647,308
Blackline, Inc. (Software)	(a)	10,762	644,644
Braze, Inc. Class A (Software)	(a)	15,961	555,922
Cerence, Inc. (Software)	(a)	1,979	31,169
Clearfield, Inc. (Communications Equip.)	(a)	769	80,468
Cohu, Inc. (Semiconductors & Equip.)	(a)	4,400	113,432
Corsair Gaming, Inc. (Tech. Hardware, Storage & Periph.)	(a)	9,060	102,831
CSG Systems International, Inc. (IT Svs.)		2,350	124,268
Digital Turbine, Inc. (Software)	(a)	6,023	86,791
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	15,936	576,405
Diodes, Inc. (Semiconductors & Equip.)	(a)	3,700	240,167
Elastic N.V. (Software)	(a)	8,537	612,444
Enfusion, Inc. Class A (Software)	(a)	21,149	260,979
EVERTEC, Inc. (IT Svs.)		5,340	167,409
Extreme Networks, Inc. (Communications Equip.)	(a)	15,620	204,153
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	3,110	296,849
FARO Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,340	64,210
Five9, Inc. (Software)	(a)	8,505	637,705
Flywire Corp. (IT Svs.)	(a)	23,948	549,846
FormFactor, Inc. (Semiconductors & Equip.)	(a)	6,810	170,591
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,010	248,054
InterDigital, Inc. (Software)		2,560	103,475
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,750	157,913
Knowles Corp. (Electronic Equip., Instr. & Comp.)	(a)	8,500	103,445
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		5,310	204,594
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	12,940	636,777
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		2,608	518,184
LivePerson, Inc. (Software)	(a)	5,529	52,083
LiveRamp Holdings, Inc. (Software)	(a)	4,660	84,626
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	16,049	831,178
Manhattan Associates, Inc. (Software)	(a)	6,758	899,017
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	5,930	193,437
Monday.com Ltd. (Software)	(a)	4,801	544,145
NetScout Systems, Inc. (Communications Equip.)	(a)	5,976	187,168
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,225	835,571
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	11,649	746,118
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	60	4,324
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		2,690	121,292
Perficient, Inc. (IT Svs.)	(a)	2,710	176,204
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,500	218,900
Progress Software Corp. (Software)		3,160	134,458
Rambus, Inc. (Semiconductors & Equip.)	(a)	9,360	237,931
Rapid7, Inc. (Software)	(a)	4,410	189,189
Rogers Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,630	394,264
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	5,660	260,813
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Shift4 Payments, Inc. Class A (IT Svs.)	(a)	13,074	$ 583,231
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	5,667	699,534
Smartsheet, Inc. Class A (Software)	(a)	17,072	586,594
SPS Commerce, Inc. (Software)	(a)	3,120	387,598
Synaptics, Inc. (Semiconductors & Equip.)	(a)	2,521	249,604
TTEC Holdings, Inc. (IT Svs.)		1,750	77,543
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	11,850	156,183
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	1,621	41,741
Unisys Corp. (IT Svs.)	(a)	8,300	62,665
Varonis Systems, Inc. (Software)	(a)	17,019	451,344
Viavi Solutions, Inc. (Communications Equip.)	(a)	19,550	255,128
			19,656,490
Materials–3.1%
Arconic Corp. (Metals & Mining)	(a)	8,080	137,683
ATI, Inc. (Metals & Mining)	(a)	10,700	284,727
Balchem Corp. (Chemicals)		2,790	339,208
Carpenter Technology Corp. (Metals & Mining)		4,690	146,047
Compass Minerals International, Inc. (Metals & Mining)		2,478	95,477
Element Solutions, Inc. (Chemicals)		32,591	530,256
H.B. Fuller Co. (Chemicals)		4,520	271,652
Innospec, Inc. (Chemicals)		2,190	187,617
Livent Corp. (Chemicals)	(a)	12,820	392,933
Mativ Holdings, Inc. (Chemicals)		3,890	85,891
Minerals Technologies, Inc. (Chemicals)		2,160	106,726
O-I Glass, Inc. (Containers & Packaging)	(a)	14,010	181,430
Quaker Chemical Corp. (Chemicals)		1,100	158,818
Stepan Co. (Chemicals)		1,770	165,796
Sylvamo Corp. (Paper & Forest Products)		3,040	103,056
Trinseo PLC (Chemicals)		3,160	57,891
Warrior Met Coal, Inc. (Metals & Mining)		3,860	109,778
			3,354,986
Real Estate–3.7%
Acadia Realty Trust (Equity REIT)		6,240	78,749
Agree Realty Corp. (Equity REIT)		5,300	358,174
American Assets Trust, Inc. (Equity REIT)		5,070	130,400
Anywhere Real Estate, Inc. (Real Estate Mgmt. & Development)	(a)	10,280	83,371
Brandywine Realty Trust (Equity REIT)		14,450	97,538
CareTrust REIT, Inc. (Equity REIT)		8,080	146,329
Community Healthcare Trust, Inc. (Equity REIT)		10	328
DiamondRock Hospitality Co. (Equity REIT)		18,760	140,888
Douglas Elliman, Inc. (Real Estate Mgmt. & Development)		6,810	27,921
Easterly Government Properties, Inc. (Equity REIT)		6,200	97,774
Essential Properties Realty Trust, Inc. (Equity REIT)		9,500	184,775
Four Corners Property Trust, Inc. (Equity REIT)		6,770	163,766
Getty Realty Corp. (Equity REIT)		5,630	151,391
Global Net Lease, Inc. (Equity REIT)		9,430	100,430
Innovative Industrial Properties, Inc. (Equity REIT)		2,040	180,540
LTC Properties, Inc. (Equity REIT)		60	2,247
LXP Industrial Trust (Equity REIT)		23,230	212,787
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)		2,590	84,900
NexPoint Residential Trust, Inc. (Equity REIT)		1,600	73,936
Office Properties Income Trust (Equity REIT)		6,400	89,920
Outfront Media, Inc. (Equity REIT)		9,680	147,039
Retail Opportunity Investments Corp. (Equity REIT)		10,100	138,976
Safehold, Inc. (Equity REIT)		3,330	88,112
SITE Centers Corp. (Equity REIT)		14,460	154,867
St. Joe Co. / The (Real Estate Mgmt. & Development)		3,880	124,276
Sunstone Hotel Investors, Inc. (Equity REIT)		15,043	141,705
Tanger Factory Outlet Centers, Inc. (Equity REIT)		10,180	139,262
Uniti Group, Inc. (Equity REIT)		20,270	140,876
Urban Edge Properties (Equity REIT)		8,010	106,853
Veris Residential, Inc. (Equity REIT)	(a)	10,860	123,478

(continued)

Ohio National Fund, Inc.	ON AB Small Cap Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Washington Real Estate Investment Trust (Equity REIT)	7,650	$ 134,334
Xenia Hotels & Resorts, Inc. (Equity REIT)	10,060	138,727
		3,984,669
Utilities–1.0%
American States Water Co. (Water Utilities)	3,140	244,763
Avista Corp. (Multi-Utilities)	5,790	214,520
California Water Service Group (Water Utilities)	4,230	222,879
Chesapeake Utilities Corp. (Gas Utilities)	1,500	173,085
South Jersey Industries, Inc. (Gas Utilities)	8,620	288,080
		1,143,327
Total Common Stocks (Cost $132,762,668)		$105,595,294

Exchange Traded Funds–0.7%	Shares	Value
iShares Core S&P Small-Cap ETF	8,050	$ 701,879
Total Exchange Traded Funds (Cost $741,998)		$701,879

Money Market Funds–1.6%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 3.011%	(b)	1,750,676	$ 1,751,026
Total Money Market Funds (Cost $1,750,910)			$1,751,026
Total Investments – 99.7% (Cost $135,255,576)	(c)		$108,048,199
Other Assets in Excess of Liabilities – 0.3%			369,819
Net Assets – 100.0%			$108,418,018

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2022.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks–98.8%		Shares	Value
Communication Services–2.1%
Criteo SA – ADR (Media)	(a)	8,980	$ 242,729
Electronic Arts, Inc. (Entertainment)		960	111,082
Fox Corp. Class A (Media)		2,040	62,587
Interpublic Group of Cos., Inc. / The (Media)		2,400	61,440
Liberty Broadband Corp. Class A (Media)	(a)	480	35,808
Liberty Broadband Corp. Class C (Media)	(a)	660	48,708
Liberty Media Corp. - Liberty Formula One Class C (Media)	(a)	1,385	81,023
Lumen Technologies, Inc. (Diversified Telecom. Svs.)		5,380	39,166
Match Group, Inc. (Interactive Media & Svs.)	(a)	920	43,930
Omnicom Group, Inc. (Media)		930	58,674
Paramount Global Class B (Media)		2,310	43,982
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	3,220	75,026
ROBLOX Corp. Class A (Entertainment)	(a)	1,750	62,720
Sirius XM Holdings, Inc. (Media)		10,060	57,443
Spotify Technology SA (Entertainment)	(a)	550	47,465
Take-Two Interactive Software, Inc. (Entertainment)	(a)	470	51,230
Trade Desk, Inc. / The Class A (Media)	(a)	1,700	101,575
Twitter, Inc. (Interactive Media & Svs.)	(a)	3,190	139,850
Warner Bros Discovery, Inc. (Entertainment)	(a)	7,731	88,906
ZoomInfo Technologies, Inc. (Interactive Media & Svs.)	(a)	1,570	65,406
			1,518,750
Consumer Discretionary–12.4%
Advance Auto Parts, Inc. (Specialty Retail)		380	59,409
Aptiv PLC (Auto Components)	(a)	1,100	86,031
Aramark (Hotels, Restaurants & Leisure)		1,962	61,214
AutoZone, Inc. (Specialty Retail)	(a)	90	192,774
Best Buy Co., Inc. (Specialty Retail)		940	59,540
Burlington Stores, Inc. (Specialty Retail)	(a)	264	29,539
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	770	24,840
CarMax, Inc. (Specialty Retail)	(a)	671	44,299
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	3,130	22,004
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		3,420	224,113
Carvana Co. (Specialty Retail)	(a)	270	5,481
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	110	165,304
D.R. Horton, Inc. (Household Durables)		1,350	90,922
Dana, Inc. (Auto Components)		12,420	141,961
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		530	66,950
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)		3,380	214,833
Dollar Tree, Inc. (Multiline Retail)	(a)	970	132,017
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		180	55,836
DoorDash, Inc. Class A (Internet & Direct Marketing Retail)	(a)	531	26,258
DraftKings, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	3,400	51,476
eBay, Inc. (Internet & Direct Marketing Retail)		1,920	70,675
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	484	48,463
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	570	53,403
Five Below, Inc. (Specialty Retail)	(a)	2,017	277,680
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	3,660	257,152
Garmin Ltd. (Household Durables)		610	48,989
Gentex Corp. (Auto Components)		2,170	51,733
Genuine Parts Co. (Distributors)		610	91,085
Goodyear Tire & Rubber Co. / The (Auto Components)	(a)	21,410	216,027
Hasbro, Inc. (Leisure Products)		770	51,913
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	5,270	173,330
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		1,120	135,094
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)	(a)	690	55,862
KB Home (Household Durables)		6,440	166,925
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	(a)	1,670	$ 62,658
Lear Corp. (Auto Components)		419	50,150
Lennar Corp. Class A (Household Durables)		1,100	82,005
Light & Wonder, Inc. (Hotels, Restaurants & Leisure)	(a)	2,002	85,846
Lithia Motors, Inc. (Specialty Retail)		1,294	277,628
LKQ Corp. (Distributors)		1,630	76,854
Lucid Group, Inc. (Automobiles)	(a)	3,020	42,189
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	460	128,598
MGM Resorts International (Hotels, Restaurants & Leisure)		1,930	57,360
Mohawk Industries, Inc. (Household Durables)	(a)	370	33,740
National Vision Holdings, Inc. (Specialty Retail)	(a)	9,707	316,934
NVR, Inc. (Household Durables)	(a)	74	295,044
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	290	203,971
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		3,020	211,430
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	6,617	381,536
Pool Corp. (Distributors)		1,466	466,496
PulteGroup, Inc. (Household Durables)		8,790	329,625
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		3,760	319,337
RH (Specialty Retail)	(a)	110	27,068
Rivian Automotive, Inc. Class A (Automobiles)	(a)	1,900	62,529
Ross Stores, Inc. (Specialty Retail)		1,180	99,439
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	16,060	202,356
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		9,810	278,898
Taylor Morrison Home Corp. (Household Durables)	(a)	5,936	138,428
Terminix Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	1,499	57,397
TopBuild Corp. (Household Durables)	(a)	1,516	249,806
Tractor Supply Co. (Specialty Retail)		470	87,364
Ulta Beauty, Inc. (Specialty Retail)	(a)	230	92,274
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	3,140	20,881
V.F. Corp. (Textiles, Apparel & Luxury Goods)		1,330	39,780
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		1,884	406,266
Victoria's Secret & Co. (Specialty Retail)	(a)	386	11,240
Wayfair, Inc. Class A (Internet & Direct Marketing Retail)	(a)	288	9,374
Williams-Sonoma, Inc. (Specialty Retail)		2,340	275,769
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		1,150	122,291
			9,055,693
Consumer Staples–2.4%
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	60	19,419
Brown-Forman Corp. Class B (Beverages)		1,000	66,570
Campbell Soup Co. (Food Products)		1,600	75,392
Church & Dwight Co., Inc. (Household Products)		1,020	72,869
Clorox Co. / The (Household Products)		510	65,479
Conagra Brands, Inc. (Food Products)		2,060	67,218
Grocery Outlet Holding Corp. (Food & Staples Retailing)	(a)	10,209	339,857
Hain Celestial Group, Inc. / The (Food Products)	(a)	11,280	190,406
Hershey Co. / The (Food Products)		600	132,282
Hormel Foods Corp. (Food Products)		1,650	74,976
J.M. Smucker Co. / The (Food Products)		580	79,698
Kellogg Co. (Food Products)		1,220	84,985
Kroger Co. / The (Food & Staples Retailing)		3,100	135,625
McCormick & Co., Inc. (Food Products)		1,010	71,983
Nomad Foods Ltd. (Food Products)	(a)	14,980	212,716
Tyson Foods, Inc. Class A (Food Products)		1,180	77,797
			1,767,272
Energy–5.4%
APA Corp. (Oil, Gas & Consumable Fuels)		1,270	43,421
Baker Hughes Co. (Energy Equip. & Svs.)		3,800	79,648

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Cactus, Inc. Class A (Energy Equip. & Svs.)		6,426	$ 246,951
Cameco Corp. (Oil, Gas & Consumable Fuels)		9,350	247,868
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		980	162,592
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		690	65,005
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		860	57,457
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		2,820	73,658
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		2,370	142,508
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		650	78,299
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		395	20,497
EQT Corp. (Oil, Gas & Consumable Fuels)		1,270	51,753
Halliburton Co. (Energy Equip. & Svs.)		3,900	96,018
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		5,546	205,036
Hess Corp. (Oil, Gas & Consumable Fuels)		1,130	123,159
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		5,930	319,271
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		12,160	240,890
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		2,720	61,418
Matador Resources Co. (Oil, Gas & Consumable Fuels)		7,145	349,533
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		1,810	92,744
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		8,971	412,666
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		21,593	252,206
Phillips 66 (Oil, Gas & Consumable Fuels)		1,700	137,224
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		3,540	213,604
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		40	71,089
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5,010	143,436
			3,987,951
Financials–15.0%
Aflac, Inc. (Insurance)		2,600	146,120
AGNC Investment Corp. (Mortgage REIT)		4,250	35,785
Allstate Corp. / The (Insurance)		940	117,058
Ally Financial, Inc. (Consumer Finance)		1,520	42,302
American Financial Group, Inc. (Insurance)		2,730	335,599
Ameriprise Financial, Inc. (Capital Markets)		480	120,936
Annaly Capital Management, Inc. (Mortgage REIT)		2,100	36,036
Apollo Global Management, Inc. (Diversified Financial Svs.)		1,322	61,473
Arch Capital Group Ltd. (Insurance)	(a)	1,920	87,437
Ares Management Corp. Class A (Capital Markets)		5,466	338,619
Arthur J. Gallagher & Co. (Insurance)		780	133,552
Bank of New York Mellon Corp. / The (Capital Markets)		2,520	97,070
BankUnited, Inc. (Banks)		7,340	250,808
Brown & Brown, Inc. (Insurance)		1,430	86,486
Carlyle Group, Inc. / The (Capital Markets)		1,790	46,254
CBOE Global Markets, Inc. (Capital Markets)		734	86,150
Cincinnati Financial Corp. (Insurance)		680	60,908
Citizens Financial Group, Inc. (Banks)		1,740	59,786
Coinbase Global, Inc. Class A (Capital Markets)	(a)	790	50,947
Comerica, Inc. (Banks)		6,070	431,577
Commerce Bancshares, Inc. (Banks)		1,029	68,079
Discover Financial Services (Consumer Finance)		1,250	113,650
East West Bancorp, Inc. (Banks)		1,000	67,140
FactSet Research Systems, Inc. (Capital Markets)		230	92,025
Fidelity National Financial, Inc. (Insurance)		1,670	60,454
Fifth Third Bancorp (Banks)		2,900	92,684
First BanCorp (Banks)		23,180	317,102
First Citizens BancShares, Inc. Class A (Banks)		630	502,381
First Hawaiian, Inc. (Banks)		12,940	318,712
Common Stocks (Continued)		Shares	Value
Financials (continued)
First Republic Bank (Banks)		710	$ 92,690
Franklin Resources, Inc. (Capital Markets)		2,540	54,661
Hanover Insurance Group, Inc. / The (Insurance)		2,070	265,250
Hartford Financial Services Group, Inc. / The (Insurance)		1,470	91,052
Huntington Bancshares, Inc. (Banks)		4,980	65,636
Invesco Ltd. (Capital Markets)		2,820	38,634
Kemper Corp. (Insurance)		4,410	181,957
KeyCorp (Banks)		3,650	58,473
Kinsale Capital Group, Inc. (Insurance)		1,687	430,893
KKR & Co., Inc. (Capital Markets)		2,230	95,890
Loews Corp. (Insurance)		1,370	68,281
LPL Financial Holdings, Inc. (Capital Markets)		2,943	642,987
M&T Bank Corp. (Banks)		520	91,686
Markel Corp. (Insurance)	(a)	60	65,053
Moelis & Co. Class A (Capital Markets)		5,807	196,335
MSCI, Inc. (Capital Markets)		329	138,769
Nasdaq, Inc. (Capital Markets)		1,410	79,919
Northern Trust Corp. (Capital Markets)		780	66,737
Pinnacle Financial Partners, Inc. (Banks)		3,968	321,805
PJT Partners, Inc. Class A (Capital Markets)		3,676	245,630
Principal Financial Group, Inc. (Insurance)		1,190	85,858
Prudential Financial, Inc. (Insurance)		1,630	139,821
Raymond James Financial, Inc. (Capital Markets)		870	85,973
Regions Financial Corp. (Banks)		3,530	70,847
Reinsurance Group of America, Inc. (Insurance)		921	115,871
Rocket Cos., Inc. Class A (Thrifts & Mortgage Finance)		5,490	34,697
Selective Insurance Group, Inc. (Insurance)		3,060	249,084
State Street Corp. (Capital Markets)		1,440	87,566
Stifel Financial Corp. (Capital Markets)		5,670	294,330
SVB Financial Group (Banks)	(a)	210	70,514
Synchrony Financial (Consumer Finance)		2,390	67,374
Synovus Financial Corp. (Banks)		7,290	273,448
T. Rowe Price Group, Inc. (Capital Markets)		920	96,609
Texas Capital Bancshares, Inc. (Banks)	(a)	4,889	288,598
Tradeweb Markets, Inc. Class A (Capital Markets)		940	53,035
Trupanion, Inc. (Insurance)	(a)	3,958	235,224
Upstart Holdings, Inc. (Consumer Finance)	(a)	166	3,451
W.R. Berkley Corp. (Insurance)		1,432	92,479
Webster Financial Corp. (Banks)		5,350	241,820
Willis Towers Watson PLC (Insurance)		530	106,498
Wintrust Financial Corp. (Banks)		3,670	299,288
Zions Bancorp N.A. (Banks)		8,160	415,018
			10,956,871
Health Care–12.5%
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a)	240	58,958
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	4,140	323,665
ADC Therapeutics SA (Biotechnology)	(a)	5,870	28,293
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		1,260	153,153
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	270	55,920
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	540	108,086
AmerisourceBergen Corp. (Health Care Providers & Svs.)		630	85,258
Arcus Biosciences, Inc. (Biotechnology)	(a)	4,206	110,029
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	3,797	125,491
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	1,252	129,281
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	8,321	325,351
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	2,380	46,648
Biogen, Inc. (Biotechnology)	(a)	500	133,500
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	120	50,057
Blueprint Medicines Corp. (Biotechnology)	(a)	2,326	153,260
Cardinal Health, Inc. (Health Care Providers & Svs.)		950	63,346
Catalent, Inc. (Pharmaceuticals)	(a)	679	49,132
Change Healthcare, Inc. (Health Care Technology)		13,120	360,669

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	230	$ 45,264
Coherus Biosciences, Inc. (Biotechnology)	(a)	11,518	110,688
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		201	53,044
DaVita, Inc. (Health Care Providers & Svs.)	(a)	650	53,800
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		1,134	32,149
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	1,480	119,199
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	2,404	29,834
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	8,190	268,714
Erasca, Inc. (Biotechnology)	(a)	7,637	59,569
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	3,213	172,956
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	1,160	74,843
Horizon Therapeutics PLC (Biotechnology)	(a)	810	50,131
ICON PLC (Life Sciences Tools & Svs.)	(a)	1,181	217,044
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	274	41,264
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	350	114,030
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	4,147	301,238
Incyte Corp. (Biotechnology)	(a)	740	49,314
Insulet Corp. (Health Care Equip. & Supplies)	(a)	966	221,600
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	5,370	227,473
Intellia Therapeutics, Inc. (Biotechnology)	(a)	2,377	133,017
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	3,656	170,114
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	780	141,289
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	2,450	306,936
Karuna Therapeutics, Inc. (Biotechnology)	(a)	821	184,668
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		400	81,924
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	4,991	351,017
Legend Biotech Corp. – ADR (Biotechnology)	(a)	2,860	116,688
Maravai LifeSciences Holdings, Inc. Class A (Life Sciences Tools & Svs.)	(a)	1,960	50,039
Masimo Corp. (Health Care Equip. & Supplies)	(a)	330	46,583
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	90	97,571
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	300	98,952
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	802	85,180
Oak Street Health, Inc. (Health Care Providers & Svs.)	(a)	1,240	30,405
Pediatrix Medical Group, Inc. (Health Care Providers & Svs.)	(a)	13,425	221,647
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		420	50,539
QIAGEN N.V. (Life Sciences Tools & Svs.)	(a)	1,580	65,222
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		580	71,160
R1 RCM, Inc. (Health Care Providers & Svs.)	(a)	19,401	359,501
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	1,799	336,611
ResMed, Inc. (Health Care Equip. & Supplies)		590	128,797
Royalty Pharma PLC Class A (Pharmaceuticals)		1,730	69,511
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	903	99,818
Seagen, Inc. (Biotechnology)	(a)	530	72,520
Silk Road Medical, Inc. (Health Care Equip. & Supplies)	(a)	6,770	304,650
STERIS PLC (Health Care Equip. & Supplies)		346	57,533
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	4,480	211,232
Teladoc Health, Inc. (Health Care Technology)	(a)	440	11,154
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	2,861	118,474
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		510	44,972
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	560	92,333
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Viatris, Inc. (Pharmaceuticals)		5,730	$ 48,820
Vir Biotechnology, Inc. (Biotechnology)	(a)	4,360	84,061
Waters Corp. (Life Sciences Tools & Svs.)	(a)	253	68,191
West Pharmaceutical Services, Inc. (Health Care Equip. & Supplies)		300	73,824
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		850	88,867
			9,176,071
Industrials–19.2%
A.O. Smith Corp. (Building Products)		1,130	54,895
ADT, Inc. (Commercial Svs. & Supplies)		32,300	241,927
AECOM (Construction & Engineering)		5,020	343,217
AGCO Corp. (Machinery)		520	50,008
Alaska Air Group, Inc. (Airlines)	(a)	4,860	190,269
Allegion PLC (Building Products)		570	51,118
AMERCO (Road & Rail)		100	50,922
AMETEK, Inc. (Electrical Equip.)		3,545	402,039
Arcosa, Inc. (Construction & Engineering)		5,432	310,602
Armstrong World Industries, Inc. (Building Products)		3,244	257,022
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	3,678	425,729
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		790	76,085
Carlisle Cos., Inc. (Building Products)		1,941	544,276
Carrier Global Corp. (Building Products)		3,550	126,238
Cintas Corp. (Commercial Svs. & Supplies)		360	139,748
Clarivate PLC (Professional Svs.)	(a)	4,040	37,936
Copart, Inc. (Commercial Svs. & Supplies)	(a)	844	89,802
CoStar Group, Inc. (Professional Svs.)	(a)	1,620	112,833
Cummins, Inc. (Machinery)		610	124,141
Curtiss-Wright Corp. (Aerospace & Defense)		2,284	317,841
Delta Air Lines, Inc. (Airlines)	(a)	2,620	73,517
Dover Corp. (Machinery)		590	68,782
Driven Brands Holdings, Inc. (Commercial Svs. & Supplies)	(a)	5,650	158,087
Dycom Industries, Inc. (Construction & Engineering)	(a)	2,120	202,524
Equifax, Inc. (Professional Svs.)		490	84,001
Fastenal Co. (Trading Companies & Distributors)		2,350	108,194
Fluor Corp. (Construction & Engineering)	(a)	3,625	90,226
Fortive Corp. (Machinery)		1,210	70,543
Fortune Brands Home & Security, Inc. (Building Products)		730	39,194
FTI Consulting, Inc. (Professional Svs.)	(a)	546	90,478
Generac Holdings, Inc. (Electrical Equip.)	(a)	250	44,535
Graco, Inc. (Machinery)		990	59,351
HEICO Corp. Class A (Aerospace & Defense)		600	68,772
Herc Holdings, Inc. (Trading Companies & Distributors)		2,470	256,584
Hexcel Corp. (Aerospace & Defense)		4,639	239,929
Howmet Aerospace, Inc. (Aerospace & Defense)		12,765	394,821
Hubbell, Inc. (Electrical Equip.)		400	89,200
IDEX Corp. (Machinery)		1,873	374,319
Ingersoll Rand, Inc. (Machinery)		8,302	359,145
ITT, Inc. (Machinery)		4,394	287,104
J.B. Hunt Transport Services, Inc. (Road & Rail)		450	70,389
Jacobs Solutions, Inc. (Professional Svs.)		573	62,165
Kirby Corp. (Marine)	(a)	3,992	242,594
Knight-Swift Transportation Holdings, Inc. (Road & Rail)		6,700	327,831
Korn Ferry (Professional Svs.)		2,500	117,375
Leidos Holdings, Inc. (Professional Svs.)		750	65,603
Lennox International, Inc. (Building Products)		230	51,214
Lyft, Inc. Class A (Road & Rail)	(a)	1,370	18,043
Masco Corp. (Building Products)		1,190	55,561
Masonite International Corp. (Building Products)	(a)	2,990	213,157
Middleby Corp. / The (Machinery)	(a)	2,390	306,326
MillerKnoll, Inc. (Commercial Svs. & Supplies)		1,870	29,172
Nordson Corp. (Machinery)		360	76,417
Old Dominion Freight Line, Inc. (Road & Rail)		400	99,508
Oshkosh Corp. (Machinery)		2,590	182,051
Otis Worldwide Corp. (Machinery)		1,680	107,184

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Owens Corning (Building Products)		790	$ 62,102
PACCAR, Inc. (Machinery)		1,390	116,329
Parker-Hannifin Corp. (Machinery)		520	126,001
Pentair PLC (Machinery)		1,180	47,943
Plug Power, Inc. (Electrical Equip.)	(a)	1,870	39,289
Quanta Services, Inc. (Construction & Engineering)		790	100,638
Regal Rexnord Corp. (Electrical Equip.)		2,090	293,352
Republic Services, Inc. (Commercial Svs. & Supplies)		860	116,994
Robert Half International, Inc. (Professional Svs.)		2,220	169,830
Rockwell Automation, Inc. (Electrical Equip.)		470	101,102
Rollins, Inc. (Commercial Svs. & Supplies)		2,040	70,747
Sensata Technologies Holding PLC (Electrical Equip.)		6,741	251,305
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	2,793	290,863
Southwest Airlines Co. (Airlines)	(a)	2,410	74,324
Spirit AeroSystems Holdings, Inc. Class A (Aerospace & Defense)		8,570	187,854
Stanley Black & Decker, Inc. (Machinery)		630	47,382
Star Bulk Carriers Corp. (Marine)		10,740	187,735
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	175	59,057
Tetra Tech, Inc. (Commercial Svs. & Supplies)		2,819	362,326
TFI International, Inc. (Road & Rail)		3,354	303,470
Timken Co. / The (Machinery)		3,990	235,570
Toro Co. / The (Machinery)		670	57,942
Trane Technologies PLC (Building Products)		980	141,914
TransDigm Group, Inc. (Aerospace & Defense)		220	115,460
TransUnion (Professional Svs.)		780	46,402
Trex Co., Inc. (Building Products)	(a)	710	31,197
United Rentals, Inc. (Trading Companies & Distributors)	(a)	298	80,496
Verisk Analytics, Inc. (Professional Svs.)		649	110,674
Vertiv Holdings Co. (Electrical Equip.)		30,560	297,043
W.W. Grainger, Inc. (Trading Companies & Distributors)		180	88,054
Watsco, Inc. (Trading Companies & Distributors)		260	66,940
Westinghouse Air Brake Technologies Corp. (Machinery)		930	75,656
WillScot Mobile Mini Holdings Corp. (Construction & Engineering)	(a)	5,040	203,263
XPO Logistics, Inc. (Road & Rail)	(a)	6,820	303,626
Xylem, Inc. (Machinery)		730	63,773
			14,057,197
Information Technology–16.8%
ACI Worldwide, Inc. (Software)	(a)	11,230	234,707
Amdocs Ltd. (IT Svs.)		1,000	79,450
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		2,390	160,034
ANSYS, Inc. (Software)	(a)	350	77,595
AppLovin Corp. Class A (Software)	(a)	1,630	31,769
Arista Networks, Inc. (Communications Equip.)	(a)	870	98,214
Aspen Technology, Inc. (Software)	(a)	310	73,842
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		5,849	211,266
Belden, Inc. (Electronic Equip., Instr. & Comp.)		3,380	202,868
Bill.com Holdings, Inc. (Software)	(a)	490	64,861
Black Knight, Inc. (Software)	(a)	1,050	67,966
Booz Allen Hamilton Holding Corp. (IT Svs.)		920	84,962
Broadridge Financial Solutions, Inc. (IT Svs.)		477	68,841
Cadence Design Systems, Inc. (Software)	(a)	1,130	184,676
CDW Corp. (Electronic Equip., Instr. & Comp.)		590	92,087
Ciena Corp. (Communications Equip.)	(a)	4,121	166,612
Cloudflare, Inc. Class A (IT Svs.)	(a)	900	49,779
CommVault Systems, Inc. (Software)	(a)	4,120	218,525
Corning, Inc. (Electronic Equip., Instr. & Comp.)		3,080	89,382
Coupa Software, Inc. (Software)	(a)	300	17,640
Crowdstrike Holdings, Inc. Class A (Software)	(a)	727	119,817
Datadog, Inc. Class A (Software)	(a)	924	82,033
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		1,120	38,270
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	5,867	212,209
DocuSign, Inc. (Software)	(a)	740	39,568
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Dropbox, Inc. Class A (Software)	(a)	2,970	$ 61,538
Dynatrace, Inc. (Software)	(a)	10,916	379,986
Elastic N.V. (Software)	(a)	630	45,196
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	550	152,608
Entegris, Inc. (Semiconductors & Equip.)		4,640	385,213
EPAM Systems, Inc. (IT Svs.)	(a)	220	79,682
Euronet Worldwide, Inc. (IT Svs.)	(a)	536	40,607
Fair Isaac Corp. (Software)	(a)	148	60,977
Five9, Inc. (Software)	(a)	4,280	320,914
FleetCor Technologies, Inc. (IT Svs.)	(a)	340	59,898
Flywire Corp. (IT Svs.)	(a)	11,263	258,598
Fortinet, Inc. (Software)	(a)	2,700	132,651
Freshworks, Inc. Class A (Software)	(a)	14,862	192,760
Gartner, Inc. (IT Svs.)	(a)	390	107,909
Genpact Ltd. (IT Svs.)		4,510	197,403
Global Payments, Inc. (IT Svs.)		960	103,728
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	860	41,581
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5,300	63,494
HP, Inc. (Tech. Hardware, Storage & Periph.)		3,620	90,210
HubSpot, Inc. (Software)	(a)	734	198,268
Jack Henry & Associates, Inc. (IT Svs.)		470	85,667
Juniper Networks, Inc. (Communications Equip.)		2,480	64,778
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	760	119,594
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		2,910	112,122
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	6,862	337,679
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		1,136	225,712
Lumentum Holdings, Inc. (Communications Equip.)	(a)	3,660	250,966
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	6,116	316,748
Manhattan Associates, Inc. (Software)	(a)	3,209	426,893
Microchip Technology, Inc. (Semiconductors & Equip.)		2,046	124,867
Monday.com Ltd. (Software)	(a)	1,980	224,413
MongoDB, Inc. (IT Svs.)	(a)	1,276	253,363
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		743	270,006
Motorola Solutions, Inc. (Communications Equip.)		700	156,779
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		1,839	69,404
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		1,020	63,087
NortonLifeLock, Inc. (Software)		12,720	256,181
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,794	323,126
Okta, Inc. (IT Svs.)	(a)	480	27,298
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	7,761	483,743
Palantir Technologies, Inc. Class A (Software)	(a)	6,290	51,138
Paychex, Inc. (IT Svs.)		1,320	148,117
Paycom Software, Inc. (Software)	(a)	200	65,998
Procore Technologies, Inc. (Software)	(a)	216	10,688
PTC, Inc. (Software)	(a)	580	60,668
Qorvo, Inc. (Semiconductors & Equip.)	(a)	470	37,323
Samsara, Inc. Class A (Software)	(a)	19,926	240,507
Shift4 Payments, Inc. Class A (IT Svs.)	(a)	6,178	275,601
Skyworks Solutions, Inc. (Semiconductors & Equip.)		680	57,984
Smartsheet, Inc. Class A (Software)	(a)	8,349	286,872
Splunk, Inc. (Software)	(a)	660	49,632
SS&C Technologies Holdings, Inc. (IT Svs.)		1,030	49,182
Synaptics, Inc. (Semiconductors & Equip.)	(a)	706	69,901
Synopsys, Inc. (Software)	(a)	620	189,416
Teradyne, Inc. (Semiconductors & Equip.)		680	51,102
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,020	55,355
Twilio, Inc. Class A (IT Svs.)	(a)	620	42,867
Tyler Technologies, Inc. (Software)	(a)	180	62,550
Ubiquiti, Inc. (Communications Equip.)		200	58,712

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Unity Software, Inc. (Software)	(a)	750	$ 23,895
Varonis Systems, Inc. (Software)	(a)	6,089	161,480
VeriSign, Inc. (IT Svs.)	(a)	410	71,217
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	1,250	40,688
Wix.com Ltd. (IT Svs.)	(a)	250	19,558
Wolfspeed, Inc. (Semiconductors & Equip.)	(a)	772	79,794
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	220	57,642
Zoom Video Communications, Inc. Class A (Software)	(a)	870	64,023
			12,314,530
Materials–4.4%
Albemarle Corp. (Chemicals)		470	124,287
Alcoa Corp. (Metals & Mining)		894	30,092
Amcor PLC (Containers & Packaging)		6,490	69,638
ATI, Inc. (Metals & Mining)	(a)	10,060	267,696
Avery Dennison Corp. (Containers & Packaging)		360	58,572
Ball Corp. (Containers & Packaging)		1,300	62,816
Berry Global Group, Inc. (Containers & Packaging)	(a)	6,960	323,849
Celanese Corp. (Chemicals)		490	44,267
CF Industries Holdings, Inc. (Chemicals)		750	72,187
Corteva, Inc. (Chemicals)		3,080	176,022
Crown Holdings, Inc. (Containers & Packaging)		630	51,049
DuPont de Nemours, Inc. (Chemicals)		1,750	88,200
Eastman Chemical Co. (Chemicals)		660	46,893
FMC Corp. (Chemicals)		3,081	325,662
Huntsman Corp. (Chemicals)		10,150	249,081
Innospec, Inc. (Chemicals)		1,760	150,779
International Flavors & Fragrances, Inc. (Chemicals)		1,020	92,647
International Paper Co. (Containers & Packaging)		1,610	51,037
LyondellBasell Industries N.V. Class A (Chemicals)		1,050	79,044
Martin Marietta Materials, Inc. (Construction Materials)		250	80,522
Mosaic Co. / The (Chemicals)		1,320	63,796
Nucor Corp. (Metals & Mining)		1,230	131,598
Packaging Corp. of America (Containers & Packaging)		520	58,391
PPG Industries, Inc. (Chemicals)		970	107,369
Reliance Steel & Aluminum Co. (Metals & Mining)		1,100	191,851
Sealed Air Corp. (Containers & Packaging)		1,230	54,747
Steel Dynamics, Inc. (Metals & Mining)		662	46,969
Vulcan Materials Co. (Construction Materials)		540	85,163
Westrock Co. (Containers & Packaging)		1,370	42,319
			3,226,543
Real Estate–5.5%
Alexandria Real Estate Equities, Inc. (Equity REIT)		550	77,105
American Homes 4 Rent Class A (Equity REIT)		2,060	67,589
Americold Realty Trust, Inc. (Equity REIT)		1,890	46,494
AvalonBay Communities, Inc. (Equity REIT)		570	104,988
Boston Properties, Inc. (Equity REIT)		700	52,479
Broadstone Net Lease, Inc. (Equity REIT)		10,880	168,966
Camden Property Trust (Equity REIT)		2,450	292,652
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	1,370	92,489
Cousins Properties, Inc. (Equity REIT)		6,620	154,577
CubeSmart (Equity REIT)		7,340	294,040
Duke Realty Corp. (Equity REIT)		1,640	79,048
Equity LifeStyle Properties, Inc. (Equity REIT)		1,100	69,124
Equity Residential (Equity REIT)		1,510	101,502
Essex Property Trust, Inc. (Equity REIT)		270	65,402
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Extra Space Storage, Inc. (Equity REIT)		530	$ 91,536
Gaming and Leisure Properties, Inc. (Equity REIT)		1,640	72,554
Healthpeak Properties, Inc. (Equity REIT)		2,220	50,882
Invitation Homes, Inc. (Equity REIT)		2,300	77,671
Iron Mountain, Inc. (Equity REIT)		1,900	83,543
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	410	61,939
Kimco Realty Corp. (Equity REIT)		3,630	66,828
Lamar Advertising Co. Class A (Equity REIT)		767	63,270
Medical Properties Trust, Inc. (Equity REIT)		3,460	41,036
Mid-America Apartment Communities, Inc. (Equity REIT)		480	74,434
Physicians Realty Trust (Equity REIT)		19,970	300,349
Realty Income Corp. (Equity REIT)		2,650	154,230
Regency Centers Corp. (Equity REIT)		1,200	64,620
Safehold, Inc. (Equity REIT)		5,602	148,229
SBA Communications Corp. (Equity REIT)		420	119,553
Simon Property Group, Inc. (Equity REIT)		1,340	120,265
STAG Industrial, Inc. (Equity REIT)		5,270	149,826
STORE Capital Corp. (Equity REIT)		2,130	66,733
Sun Communities, Inc. (Equity REIT)		460	62,252
UDR, Inc. (Equity REIT)		1,640	68,404
Ventas, Inc. (Equity REIT)		1,530	61,460
VICI Properties, Inc. (Equity REIT)		3,360	100,296
W.P. Carey, Inc. (Equity REIT)		1,020	71,196
Welltower, Inc. (Equity REIT)		1,710	109,987
Weyerhaeuser Co. (Equity REIT)		3,060	87,394
			4,034,942
Utilities–3.1%
AES Corp. / The (Ind. Power & Renewable Elec.)		2,310	52,206
Ameren Corp. (Multi-Utilities)		1,010	81,355
American Water Works Co., Inc. (Water Utilities)		750	97,620
Atmos Energy Corp. (Gas Utilities)		530	53,980
Avangrid, Inc. (Electric Utilities)		1,500	62,550
CenterPoint Energy, Inc. (Multi-Utilities)		2,070	58,333
CMS Energy Corp. (Multi-Utilities)		1,180	68,723
Consolidated Edison, Inc. (Multi-Utilities)		1,410	120,922
Constellation Energy Corp. (Electric Utilities)		1,120	93,173
DTE Energy Co. (Multi-Utilities)		790	90,889
Edison International (Electric Utilities)		1,470	83,173
Entergy Corp. (Electric Utilities)		830	83,523
Essential Utilities, Inc. (Water Utilities)		1,620	67,036
Eversource Energy (Electric Utilities)		1,400	109,144
FirstEnergy Corp. (Electric Utilities)		2,210	81,770
IDACORP, Inc. (Electric Utilities)		3,570	353,466
PG&E Corp. (Electric Utilities)	(a)	7,056	88,200
PPL Corp. (Electric Utilities)		3,140	79,599
Public Service Enterprise Group, Inc. (Multi-Utilities)		2,070	116,396
Southwest Gas Holdings, Inc. (Gas Utilities)		2,870	200,182
WEC Energy Group, Inc. (Multi-Utilities)		1,290	115,365
Xcel Energy, Inc. (Electric Utilities)		2,150	137,600
			2,295,205
Total Common Stocks (Cost $89,297,799)			$72,391,025

Money Market Funds–1.0%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 3.011%	(b)	706,563	$ 706,704
Total Money Market Funds (Cost $706,639)			$706,704
Total Investments – 99.8% (Cost $90,004,438)	(c)		$73,097,729
Other Assets in Excess of Liabilities – 0.2%	(d)		167,982
Net Assets – 100.0%			$73,265,711

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2022.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $13,500 of cash pledged as collateral for the futures contracts outstanding at September 30, 2022. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2022 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index - Long	1	December 16, 2022	$236,972	$220,820	$(16,152)	$(1,700)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks–97.1%		Shares	Value
Communication Services–7.8%
Activision Blizzard, Inc. (Entertainment)		22,271	$ 1,655,626
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	187,420	17,926,723
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	167,792	16,133,201
AT&T, Inc. (Diversified Telecom. Svs.)		223,059	3,421,725
Charter Communications, Inc. Class A (Media)	(a)	3,466	1,051,411
Comcast Corp. Class A (Media)		137,725	4,039,474
DISH Network Corp. Class A (Media)	(a)	7,905	109,326
Electronic Arts, Inc. (Entertainment)		8,261	955,880
Fox Corp. Class A (Media)		9,617	295,050
Fox Corp. Class B (Media)		4,342	123,747
Interpublic Group of Cos., Inc. / The (Media)		12,362	316,467
Live Nation Entertainment, Inc. (Entertainment)	(a)	4,435	337,237
Lumen Technologies, Inc. (Diversified Telecom. Svs.)		29,318	213,435
Match Group, Inc. (Interactive Media & Svs.)	(a)	8,844	422,301
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	71,327	9,677,647
Netflix, Inc. (Entertainment)	(a)	13,906	3,274,029
News Corp. Class A (Media)		12,125	183,209
News Corp. Class B (Media)		3,846	59,305
Omnicom Group, Inc. (Media)		6,352	400,748
Paramount Global Class B (Media)		15,780	300,451
Take-Two Interactive Software, Inc. (Entertainment)	(a)	4,891	533,119
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	18,828	2,526,153
Twitter, Inc. (Interactive Media & Svs.)	(a)	21,025	921,736
Verizon Communications, Inc. (Diversified Telecom. Svs.)		131,349	4,987,322
Walt Disney Co. / The (Entertainment)	(a)	57,009	5,377,659
Warner Bros Discovery, Inc. (Entertainment)	(a)	69,068	794,282
			76,037,263
Consumer Discretionary–11.4%
Advance Auto Parts, Inc. (Specialty Retail)		1,876	293,294
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	277,191	31,322,583
Aptiv PLC (Auto Components)	(a)	8,469	662,360
AutoZone, Inc. (Specialty Retail)	(a)	610	1,306,577
Bath & Body Works, Inc. (Specialty Retail)		7,133	232,536
Best Buy Co., Inc. (Specialty Retail)		6,259	396,445
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	1,242	2,040,867
BorgWarner, Inc. (Auto Components)		7,328	230,099
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6,764	218,207
CarMax, Inc. (Specialty Retail)	(a)	5,020	331,420
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	31,137	218,893
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	868	1,304,396
D.R. Horton, Inc. (Household Durables)		9,882	665,553
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3,805	480,648
Dollar General Corp. (Multiline Retail)		7,088	1,700,128
Dollar Tree, Inc. (Multiline Retail)	(a)	6,604	898,804
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		1,112	344,942
eBay, Inc. (Internet & Direct Marketing Retail)		17,184	632,543
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	3,939	394,412
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	4,761	446,058
Ford Motor Co. (Automobiles)		123,506	1,383,267
Garmin Ltd. (Household Durables)		4,798	385,327
General Motors Co. (Automobiles)		45,599	1,463,272
Genuine Parts Co. (Distributors)		4,401	657,157
Hasbro, Inc. (Leisure Products)		4,057	273,523
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		8,575	1,034,316
Home Depot, Inc. / The (Specialty Retail)		32,146	8,870,367
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	(a)	10,267	385,218
Lennar Corp. Class A (Household Durables)		8,023	598,115
LKQ Corp. (Distributors)		8,178	385,593
Lowe's Cos., Inc. (Specialty Retail)		19,992	3,754,698
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		8,628	$ 1,209,128
McDonald's Corp. (Hotels, Restaurants & Leisure)		23,012	5,309,789
MGM Resorts International (Hotels, Restaurants & Leisure)		10,200	303,144
Mohawk Industries, Inc. (Household Durables)	(a)	1,619	147,637
Newell Brands, Inc. (Household Durables)		11,877	164,972
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		39,526	3,285,401
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	13,358	151,747
NVR, Inc. (Household Durables)	(a)	97	386,747
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,994	1,402,480
Pool Corp. (Distributors)		1,236	393,308
PulteGroup, Inc. (Household Durables)		7,223	270,862
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		1,330	112,957
Ross Stores, Inc. (Specialty Retail)		10,942	922,082
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6,845	259,426
Starbucks Corp. (Hotels, Restaurants & Leisure)		35,887	3,023,839
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		7,910	224,881
Target Corp. (Multiline Retail)		14,508	2,152,842
Tesla, Inc. (Automobiles)	(a)	83,297	22,094,529
TJX Cos., Inc. / The (Specialty Retail)		36,651	2,276,760
Tractor Supply Co. (Specialty Retail)		3,471	645,189
Ulta Beauty, Inc. (Specialty Retail)	(a)	1,621	650,329
V.F. Corp. (Textiles, Apparel & Luxury Goods)		10,366	310,047
Whirlpool Corp. (Household Durables)		1,699	229,042
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	(a)	3,170	199,805
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		8,888	945,150
			110,383,711
Consumer Staples–6.7%
Altria Group, Inc. (Tobacco)		56,317	2,274,081
Archer-Daniels-Midland Co. (Food Products)		17,563	1,412,943
Brown-Forman Corp. Class B (Beverages)		5,721	380,847
Campbell Soup Co. (Food Products)		6,344	298,929
Church & Dwight Co., Inc. (Household Products)		7,621	544,444
Clorox Co. / The (Household Products)		3,870	496,869
Coca-Cola Co. / The (Beverages)		121,714	6,818,418
Colgate-Palmolive Co. (Household Products)		26,097	1,833,314
Conagra Brands, Inc. (Food Products)		15,059	491,375
Constellation Brands, Inc. Class A (Beverages)		4,986	1,145,185
Costco Wholesale Corp. (Food & Staples Retailing)		13,854	6,542,829
Estee Lauder Cos., Inc. / The Class A (Personal Products)		7,248	1,564,843
General Mills, Inc. (Food Products)		18,586	1,423,874
Hershey Co. / The (Food Products)		4,590	1,011,957
Hormel Foods Corp. (Food Products)		9,073	412,277
J.M. Smucker Co. / The (Food Products)		3,325	456,888
Kellogg Co. (Food Products)		7,968	555,051
Keurig Dr Pepper, Inc. (Beverages)		26,615	953,349
Kimberly-Clark Corp. (Household Products)		10,544	1,186,622
Kraft Heinz Co. / The (Food Products)		24,904	830,548
Kroger Co. / The (Food & Staples Retailing)		20,303	888,256
Lamb Weston Holdings, Inc. (Food Products)		4,528	350,377
McCormick & Co., Inc. (Food Products)		7,867	560,681
Molson Coors Beverage Co. Class B (Beverages)		5,812	278,918
Mondelez International, Inc. Class A (Food Products)		42,854	2,349,685
Monster Beverage Corp. (Beverages)	(a)	12,035	1,046,564
PepsiCo, Inc. (Beverages)		43,145	7,043,853
Philip Morris International, Inc. (Tobacco)		48,473	4,023,744
Procter & Gamble Co. / The (Household Products)		74,719	9,433,274
Sysco Corp. (Food & Staples Retailing)		15,933	1,126,622
Tyson Foods, Inc. Class A (Food Products)		9,058	597,194

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		22,449	$ 704,899
Walmart, Inc. (Food & Staples Retailing)		44,582	5,782,285
			64,820,995
Energy–4.5%
APA Corp. (Oil, Gas & Consumable Fuels)		10,204	348,875
Baker Hughes Co. (Energy Equip. & Svs.)		31,640	663,174
Chevron Corp. (Oil, Gas & Consumable Fuels)		56,321	8,091,638
ConocoPhillips (Oil, Gas & Consumable Fuels)		39,810	4,074,155
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		24,873	649,683
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		20,476	1,231,222
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		5,556	669,276
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		18,323	2,047,229
EQT Corp. (Oil, Gas & Consumable Fuels)		11,569	471,437
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		130,346	11,380,509
Halliburton Co. (Energy Equip. & Svs.)		28,343	697,805
Hess Corp. (Oil, Gas & Consumable Fuels)		8,709	949,194
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		62,000	1,031,680
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		21,171	478,041
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		15,594	1,548,952
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		23,302	1,431,908
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		14,025	718,641
Phillips 66 (Oil, Gas & Consumable Fuels)		15,044	1,214,352
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		7,464	1,616,180
Schlumberger N.V. (Energy Equip. & Svs.)		44,235	1,588,036
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		12,320	1,316,392
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		38,097	1,090,717
			43,309,096
Financials–10.7%
Aflac, Inc. (Insurance)		17,986	1,010,813
Allstate Corp. / The (Insurance)		8,450	1,052,278
American Express Co. (Consumer Finance)		18,755	2,530,237
American International Group, Inc. (Insurance)		23,799	1,129,976
Ameriprise Financial, Inc. (Capital Markets)		3,379	851,339
Aon PLC Class A (Insurance)		6,590	1,765,263
Arthur J. Gallagher & Co. (Insurance)		6,572	1,125,258
Assurant, Inc. (Insurance)		1,655	240,422
Bank of America Corp. (Banks)		218,609	6,601,992
Bank of New York Mellon Corp. / The (Capital Markets)		23,002	886,037
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	56,431	15,068,206
BlackRock, Inc. (Capital Markets)		4,713	2,593,470
Brown & Brown, Inc. (Insurance)		7,371	445,798
Capital One Financial Corp. (Consumer Finance)		12,004	1,106,409
CBOE Global Markets, Inc. (Capital Markets)		3,325	390,255
Charles Schwab Corp. / The (Capital Markets)		47,748	3,431,649
Chubb Ltd. (Insurance)		13,067	2,376,626
Cincinnati Financial Corp. (Insurance)		4,973	445,432
Citigroup, Inc. (Banks)		60,506	2,521,285
Citizens Financial Group, Inc. (Banks)		15,561	534,676
CME Group, Inc. (Capital Markets)		11,238	1,990,587
Comerica, Inc. (Banks)		4,100	291,510
Discover Financial Services (Consumer Finance)		8,538	776,275
Everest Re Group Ltd. (Insurance)		1,231	323,064
FactSet Research Systems, Inc. (Capital Markets)		1,194	477,731
Fifth Third Bancorp (Banks)		21,562	689,121
First Republic Bank (Banks)		5,705	744,788
Common Stocks (Continued)		Shares	Value
Financials (continued)
Franklin Resources, Inc. (Capital Markets)		8,805	$ 189,484
Globe Life, Inc. (Insurance)		2,857	284,843
Goldman Sachs Group, Inc. / The (Capital Markets)		10,676	3,128,602
Hartford Financial Services Group, Inc. / The (Insurance)		10,106	625,966
Huntington Bancshares, Inc. (Banks)		45,231	596,145
Intercontinental Exchange, Inc. (Capital Markets)		17,461	1,577,601
Invesco Ltd. (Capital Markets)		14,169	194,115
JPMorgan Chase & Co. (Banks)		91,712	9,583,904
KeyCorp (Banks)		29,325	469,786
Lincoln National Corp. (Insurance)		4,833	212,217
Loews Corp. (Insurance)		6,246	311,301
M&T Bank Corp. (Banks)		5,483	966,763
MarketAxess Holdings, Inc. (Capital Markets)		1,187	264,096
Marsh & McLennan Cos., Inc. (Insurance)		15,606	2,329,820
MetLife, Inc. (Insurance)		20,955	1,273,645
Moody's Corp. (Capital Markets)		4,932	1,199,018
Morgan Stanley (Capital Markets)		41,877	3,308,702
MSCI, Inc. (Capital Markets)		2,516	1,061,224
Nasdaq, Inc. (Capital Markets)		10,583	599,844
Northern Trust Corp. (Capital Markets)		6,551	560,504
PNC Financial Services Group, Inc. / The (Banks)		12,818	1,915,265
Principal Financial Group, Inc. (Insurance)		7,249	523,015
Progressive Corp. / The (Insurance)		18,289	2,125,365
Prudential Financial, Inc. (Insurance)		11,621	996,849
Raymond James Financial, Inc. (Capital Markets)		6,087	601,517
Regions Financial Corp. (Banks)		29,386	589,777
S&P Global, Inc. (Capital Markets)		10,655	3,253,504
Signature Bank (Banks)		1,964	296,564
State Street Corp. (Capital Markets)		11,538	701,626
SVB Financial Group (Banks)	(a)	1,845	619,514
Synchrony Financial (Consumer Finance)		15,050	424,259
T. Rowe Price Group, Inc. (Capital Markets)		7,052	740,530
Travelers Cos., Inc. / The (Insurance)		7,404	1,134,293
Truist Financial Corp. (Banks)		41,432	1,803,949
U.S. Bancorp (Banks)		42,285	1,704,931
W.R. Berkley Corp. (Insurance)		6,376	411,762
Wells Fargo & Co. (Banks)		118,604	4,770,253
Willis Towers Watson PLC (Insurance)		3,438	690,832
Zions Bancorp N.A. (Banks)		4,764	242,297
			103,684,179
Health Care–14.6%
Abbott Laboratories (Health Care Equip. & Supplies)		54,757	5,298,287
AbbVie, Inc. (Biotechnology)		55,294	7,421,008
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a)	1,430	351,294
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		9,364	1,138,194
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	2,265	469,104
AmerisourceBergen Corp. (Health Care Providers & Svs.)		4,866	658,516
Amgen, Inc. (Biotechnology)		16,729	3,770,717
Baxter International, Inc. (Health Care Equip. & Supplies)		15,732	847,326
Becton Dickinson and Co. (Health Care Equip. & Supplies)		8,917	1,986,975
Biogen, Inc. (Biotechnology)	(a)	4,526	1,208,442
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	676	281,987
Bio-Techne Corp. (Life Sciences Tools & Svs.)		1,231	349,604
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	44,736	1,732,625
Bristol-Myers Squibb Co. (Pharmaceuticals)		66,767	4,746,466
Cardinal Health, Inc. (Health Care Providers & Svs.)		8,561	570,847
Catalent, Inc. (Pharmaceuticals)	(a)	5,617	406,446
Centene Corp. (Health Care Providers & Svs.)	(a)	17,872	1,390,620
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	1,597	314,290

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Cigna Corp. (Health Care Providers & Svs.)		9,542	$ 2,647,619
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		1,548	408,517
CVS Health Corp. (Health Care Providers & Svs.)		41,059	3,915,797
Danaher Corp. (Life Sciences Tools & Svs.)		20,472	5,287,713
DaVita, Inc. (Health Care Providers & Svs.)	(a)	1,738	143,854
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		6,711	190,257
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	12,267	987,984
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	19,368	1,600,378
Elevance Health, Inc. (Health Care Providers & Svs.)		7,511	3,411,797
Eli Lilly & Co. (Pharmaceuticals)		24,661	7,974,134
Gilead Sciences, Inc. (Biotechnology)		39,217	2,419,297
HCA Healthcare, Inc. (Health Care Providers & Svs.)		6,731	1,237,090
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	4,246	279,259
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	7,828	505,063
Humana, Inc. (Health Care Providers & Svs.)		3,958	1,920,382
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	2,597	846,103
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	4,910	936,779
Incyte Corp. (Biotechnology)	(a)	5,765	384,180
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	11,184	2,096,329
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	5,827	1,055,503
Johnson & Johnson (Pharmaceuticals)		82,221	13,431,623
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		2,825	578,588
McKesson Corp. (Health Care Providers & Svs.)		4,495	1,527,716
Medtronic PLC (Health Care Equip. & Supplies)		41,544	3,354,678
Merck & Co., Inc. (Pharmaceuticals)		79,219	6,822,340
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	703	762,136
Moderna, Inc. (Biotechnology)	(a)	10,522	1,244,226
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	1,816	598,989
Organon & Co. (Pharmaceuticals)		8,013	187,504
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		3,962	476,747
Pfizer, Inc. (Pharmaceuticals)		175,510	7,680,318
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		3,628	445,119
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,352	2,309,092
ResMed, Inc. (Health Care Equip. & Supplies)		4,575	998,722
STERIS PLC (Health Care Equip. & Supplies)		3,146	523,117
Stryker Corp. (Health Care Equip. & Supplies)		10,527	2,132,139
Teleflex, Inc. (Health Care Equip. & Supplies)		1,474	296,952
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		12,251	6,213,585
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		29,250	14,772,420
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		2,033	179,270
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	8,018	2,321,532
Viatris, Inc. (Pharmaceuticals)		38,101	324,621
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,866	502,943
West Pharmaceutical Services, Inc. (Health Care Equip. & Supplies)		2,306	567,460
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		6,583	688,253
Zoetis, Inc. (Pharmaceuticals)		14,656	2,173,338
			142,304,211
Industrials–7.7%
3M Co. (Industrial Conglomerates)		17,322	1,914,081
A.O. Smith Corp. (Building Products)		4,085	198,449
Alaska Air Group, Inc. (Airlines)	(a)	3,937	154,134
Allegion PLC (Building Products)		2,761	247,606
American Airlines Group, Inc. (Airlines)	(a)	20,371	245,267
Common Stocks (Continued)		Shares	Value
Industrials (continued)
AMETEK, Inc. (Electrical Equip.)		7,163	$ 812,356
Boeing Co. / The (Aerospace & Defense)	(a)	17,452	2,113,088
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,874	373,105
Carrier Global Corp. (Building Products)		26,411	939,175
Caterpillar, Inc. (Machinery)		16,510	2,708,961
Cintas Corp. (Commercial Svs. & Supplies)		2,692	1,045,007
Copart, Inc. (Commercial Svs. & Supplies)	(a)	6,675	710,220
CoStar Group, Inc. (Professional Svs.)	(a)	12,372	861,710
CSX Corp. (Road & Rail)		66,971	1,784,107
Cummins, Inc. (Machinery)		4,409	897,276
Deere & Co. (Machinery)		8,701	2,905,177
Delta Air Lines, Inc. (Airlines)	(a)	19,953	559,881
Dover Corp. (Machinery)		4,467	520,763
Eaton Corp. PLC (Electrical Equip.)		12,469	1,662,866
Emerson Electric Co. (Electrical Equip.)		18,495	1,354,204
Equifax, Inc. (Professional Svs.)		3,845	659,148
Expeditors International of Washington, Inc. (Air Freight & Logistics)		5,120	452,147
Fastenal Co. (Trading Companies & Distributors)		17,966	827,155
FedEx Corp. (Air Freight & Logistics)		7,477	1,110,110
Fortive Corp. (Machinery)		11,114	647,946
Fortune Brands Home & Security, Inc. (Building Products)		3,988	214,116
Generac Holdings, Inc. (Electrical Equip.)	(a)	2,006	357,349
General Dynamics Corp. (Aerospace & Defense)		7,021	1,489,646
General Electric Co. (Industrial Conglomerates)		34,278	2,122,151
Honeywell International, Inc. (Industrial Conglomerates)		21,060	3,516,388
Howmet Aerospace, Inc. (Aerospace & Defense)		11,497	355,602
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		1,258	278,647
IDEX Corp. (Machinery)		2,356	470,847
Illinois Tool Works, Inc. (Machinery)		8,819	1,593,152
Ingersoll Rand, Inc. (Machinery)		12,596	544,903
J.B. Hunt Transport Services, Inc. (Road & Rail)		2,590	405,128
Jacobs Solutions, Inc. (Professional Svs.)		3,978	431,573
Johnson Controls International PLC (Building Products)		21,542	1,060,297
L3Harris Technologies, Inc. (Aerospace & Defense)		5,996	1,246,149
Leidos Holdings, Inc. (Professional Svs.)		4,297	375,859
Lockheed Martin Corp. (Aerospace & Defense)		7,386	2,853,138
Masco Corp. (Building Products)		7,028	328,137
Nielsen Holdings PLC (Professional Svs.)		11,203	310,547
Nordson Corp. (Machinery)		1,700	360,859
Norfolk Southern Corp. (Road & Rail)		7,345	1,539,879
Northrop Grumman Corp. (Aerospace & Defense)		4,554	2,141,837
Old Dominion Freight Line, Inc. (Road & Rail)		2,857	710,736
Otis Worldwide Corp. (Machinery)		13,193	841,713
PACCAR, Inc. (Machinery)		10,872	909,878
Parker-Hannifin Corp. (Machinery)		4,011	971,905
Pentair PLC (Machinery)		5,063	205,710
Quanta Services, Inc. (Construction & Engineering)		4,466	568,924
Raytheon Technologies Corp. (Aerospace & Defense)		46,164	3,778,985
Republic Services, Inc. (Commercial Svs. & Supplies)		6,438	875,825
Robert Half International, Inc. (Professional Svs.)		3,472	265,608
Rockwell Automation, Inc. (Electrical Equip.)		3,605	775,472
Rollins, Inc. (Commercial Svs. & Supplies)		7,313	253,615
Snap-on, Inc. (Machinery)		1,673	336,859
Southwest Airlines Co. (Airlines)	(a)	18,605	573,778
Stanley Black & Decker, Inc. (Machinery)		4,620	347,470
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	1,472	496,756
Textron, Inc. (Aerospace & Defense)		6,580	383,351

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Trane Technologies PLC (Building Products)		7,239	$ 1,048,280
TransDigm Group, Inc. (Aerospace & Defense)		1,613	846,535
Union Pacific Corp. (Road & Rail)		19,531	3,805,029
United Airlines Holdings, Inc. (Airlines)	(a)	10,268	334,018
United Parcel Service, Inc. Class B (Air Freight & Logistics)		22,895	3,698,458
United Rentals, Inc. (Trading Companies & Distributors)	(a)	2,195	592,913
Verisk Analytics, Inc. (Professional Svs.)		4,915	838,155
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,414	691,715
Waste Management, Inc. (Commercial Svs. & Supplies)		11,755	1,883,268
Westinghouse Air Brake Technologies Corp. (Machinery)		5,655	460,034
Xylem, Inc. (Machinery)		5,630	491,837
			74,686,970
Information Technology–25.6%
Accenture PLC Class A (IT Svs.)		19,783	5,090,166
Adobe, Inc. (Software)	(a)	14,636	4,027,827
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	50,479	3,198,349
Akamai Technologies, Inc. (IT Svs.)	(a)	4,977	399,753
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		18,593	1,244,987
Analog Devices, Inc. (Semiconductors & Equip.)		16,242	2,263,160
ANSYS, Inc. (Software)	(a)	2,724	603,911
Apple, Inc. (Tech. Hardware, Storage & Periph.)		472,444	65,291,762
Applied Materials, Inc. (Semiconductors & Equip.)		27,210	2,229,315
Arista Networks, Inc. (Communications Equip.)	(a)	7,704	869,705
Autodesk, Inc. (Software)	(a)	6,793	1,268,932
Automatic Data Processing, Inc. (IT Svs.)		12,993	2,938,887
Broadcom, Inc. (Semiconductors & Equip.)		12,630	5,607,846
Broadridge Financial Solutions, Inc. (IT Svs.)		3,684	531,675
Cadence Design Systems, Inc. (Software)	(a)	8,577	1,401,739
CDW Corp. (Electronic Equip., Instr. & Comp.)		4,246	662,716
Ceridian HCM Holding, Inc. (Software)	(a)	4,772	266,659
Cisco Systems, Inc. (Communications Equip.)		129,484	5,179,360
Citrix Systems, Inc. (Software)		3,905	406,120
Cognizant Technology Solutions Corp. Class A (IT Svs.)		16,154	927,886
Corning, Inc. (Electronic Equip., Instr. & Comp.)		23,887	693,201
DXC Technology Co. (IT Svs.)	(a)	7,181	175,791
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	4,243	1,177,305
EPAM Systems, Inc. (IT Svs.)	(a)	1,788	647,596
F5, Inc. (Communications Equip.)	(a)	1,854	268,329
Fidelity National Information Services, Inc. (IT Svs.)		19,030	1,438,097
Fiserv, Inc. (IT Svs.)	(a)	20,000	1,871,400
FleetCor Technologies, Inc. (IT Svs.)	(a)	2,344	412,942
Fortinet, Inc. (Software)	(a)	20,465	1,005,445
Gartner, Inc. (IT Svs.)	(a)	2,473	684,254
Global Payments, Inc. (IT Svs.)		8,656	935,281
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		40,909	490,090
HP, Inc. (Tech. Hardware, Storage & Periph.)		28,442	708,775
Intel Corp. (Semiconductors & Equip.)		128,436	3,309,796
International Business Machines Corp. (IT Svs.)		28,247	3,356,026
Intuit, Inc. (Software)		8,816	3,414,613
Jack Henry & Associates, Inc. (IT Svs.)		2,291	417,581
Juniper Networks, Inc. (Communications Equip.)		10,072	263,081
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,622	884,678
KLA Corp. (Semiconductors & Equip.)		4,435	1,342,164
Lam Research Corp. (Semiconductors & Equip.)		4,284	1,567,944
Mastercard, Inc. Class A (IT Svs.)		26,684	7,587,329
Microchip Technology, Inc. (Semiconductors & Equip.)		17,222	1,051,059
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Micron Technology, Inc. (Semiconductors & Equip.)		34,506	$ 1,728,751
Microsoft Corp. (Software)		233,241	54,321,829
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		1,395	506,943
Motorola Solutions, Inc. (Communications Equip.)		5,220	1,169,123
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		6,851	423,734
NortonLifeLock, Inc. (Software)		18,399	370,556
NVIDIA Corp. (Semiconductors & Equip.)		78,311	9,506,172
NXP Semiconductors N.V. (Semiconductors & Equip.)		8,214	1,211,647
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	13,544	844,198
Oracle Corp. (Software)		47,506	2,901,191
Paychex, Inc. (IT Svs.)		10,037	1,126,252
Paycom Software, Inc. (Software)	(a)	1,518	500,925
PayPal Holdings, Inc. (IT Svs.)	(a)	36,169	3,113,066
PTC, Inc. (Software)	(a)	3,309	346,121
Qorvo, Inc. (Semiconductors & Equip.)	(a)	3,227	256,256
QUALCOMM, Inc. (Semiconductors & Equip.)		35,124	3,968,310
Roper Technologies, Inc. (Software)		3,315	1,192,207
Salesforce, Inc. (Software)	(a)	31,116	4,475,725
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		6,092	324,277
ServiceNow, Inc. (Software)	(a)	6,317	2,385,362
Skyworks Solutions, Inc. (Semiconductors & Equip.)		4,982	424,815
SolarEdge Technologies, Inc. (Semiconductors & Equip.)	(a)	1,741	402,972
Synopsys, Inc. (Software)	(a)	4,783	1,461,254
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		9,994	1,102,938
Teradyne, Inc. (Semiconductors & Equip.)		4,901	368,310
Texas Instruments, Inc. (Semiconductors & Equip.)		28,584	4,424,231
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,721	419,019
Tyler Technologies, Inc. (Software)	(a)	1,304	453,140
VeriSign, Inc. (IT Svs.)	(a)	2,917	506,683
Visa, Inc. (IT Svs.)		51,134	9,083,955
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	9,781	318,372
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	1,617	423,670
			248,175,536
Materials–2.4%
Air Products & Chemicals, Inc. (Chemicals)		6,936	1,614,215
Albemarle Corp. (Chemicals)		3,657	967,057
Amcor PLC (Containers & Packaging)		47,129	505,694
Avery Dennison Corp. (Containers & Packaging)		2,530	411,631
Ball Corp. (Containers & Packaging)		9,820	474,502
Celanese Corp. (Chemicals)		3,117	281,590
CF Industries Holdings, Inc. (Chemicals)		6,230	599,638
Corteva, Inc. (Chemicals)		22,470	1,284,161
Dow, Inc. (Chemicals)		22,431	985,394
DuPont de Nemours, Inc. (Chemicals)		15,712	791,885
Eastman Chemical Co. (Chemicals)		3,836	272,548
Ecolab, Inc. (Chemicals)		7,755	1,119,977
FMC Corp. (Chemicals)		3,947	417,198
Freeport-McMoRan, Inc. (Metals & Mining)		44,707	1,221,842
International Flavors & Fragrances, Inc. (Chemicals)		7,971	724,006
International Paper Co. (Containers & Packaging)		11,307	358,432
Linde PLC (Chemicals)		15,587	4,202,099
LyondellBasell Industries N.V. Class A (Chemicals)		7,964	599,530
Martin Marietta Materials, Inc. (Construction Materials)		1,957	630,330
Mosaic Co. / The (Chemicals)		10,796	521,771
Newmont Corp. (Metals & Mining)		24,836	1,043,857
Nucor Corp. (Metals & Mining)		8,186	875,820

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
Packaging Corp. of America (Containers & Packaging)		2,925	$ 328,448
PPG Industries, Inc. (Chemicals)		7,346	813,129
Sealed Air Corp. (Containers & Packaging)		4,588	204,212
Sherwin-Williams Co. / The (Chemicals)		7,375	1,510,031
Vulcan Materials Co. (Construction Materials)		4,134	651,973
Westrock Co. (Containers & Packaging)		8,010	247,429
			23,658,399
Real Estate–2.7%
Alexandria Real Estate Equities, Inc. (Equity REIT)		4,667	654,267
American Tower Corp. (Equity REIT)		14,555	3,124,958
AvalonBay Communities, Inc. (Equity REIT)		4,355	802,147
Boston Properties, Inc. (Equity REIT)		4,485	336,240
Camden Property Trust (Equity REIT)		3,352	400,396
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	10,066	679,556
Crown Castle, Inc. (Equity REIT)		13,554	1,959,231
Digital Realty Trust, Inc. (Equity REIT)		8,974	890,041
Duke Realty Corp. (Equity REIT)		12,084	582,449
Equinix, Inc. (Equity REIT)		2,850	1,621,194
Equity Residential (Equity REIT)		10,549	709,104
Essex Property Trust, Inc. (Equity REIT)		2,048	496,087
Extra Space Storage, Inc. (Equity REIT)		4,178	721,582
Federal Realty Investment Trust (Equity REIT)		2,258	203,491
Healthpeak Properties, Inc. (Equity REIT)		16,874	386,752
Host Hotels & Resorts, Inc. (Equity REIT)		22,347	354,870
Invitation Homes, Inc. (Equity REIT)		18,066	610,089
Iron Mountain, Inc. (Equity REIT)		9,132	401,534
Kimco Realty Corp. (Equity REIT)		19,507	359,124
Mid-America Apartment Communities, Inc. (Equity REIT)		3,622	561,664
Prologis, Inc. (Equity REIT)		23,144	2,351,430
Public Storage (Equity REIT)		4,934	1,444,725
Realty Income Corp. (Equity REIT)		19,269	1,121,456
Regency Centers Corp. (Equity REIT)		4,875	262,519
SBA Communications Corp. (Equity REIT)		3,370	959,271
Simon Property Group, Inc. (Equity REIT)		10,236	918,681
UDR, Inc. (Equity REIT)		9,593	400,124
Ventas, Inc. (Equity REIT)		12,561	504,575
VICI Properties, Inc. (Equity REIT)		30,057	897,201
Vornado Realty Trust (Equity REIT)		5,036	116,634
Welltower, Inc. (Equity REIT)		14,461	930,132
Weyerhaeuser Co. (Equity REIT)		23,097	659,650
			26,421,174
Utilities–3.0%
AES Corp. / The (Ind. Power & Renewable Elec.)		20,979	474,125
Alliant Energy Corp. (Electric Utilities)		7,886	417,879
Common Stocks (Continued)		Shares	Value
Utilities (continued)
Ameren Corp. (Multi-Utilities)		8,099	$ 652,374
American Electric Power Co., Inc. (Electric Utilities)		16,049	1,387,436
American Water Works Co., Inc. (Water Utilities)		5,667	737,617
Atmos Energy Corp. (Gas Utilities)		4,365	444,575
CenterPoint Energy, Inc. (Multi-Utilities)		19,694	554,977
CMS Energy Corp. (Multi-Utilities)		9,035	526,198
Consolidated Edison, Inc. (Multi-Utilities)		11,083	950,478
Constellation Energy Corp. (Electric Utilities)		10,254	853,030
Dominion Energy, Inc. (Multi-Utilities)		26,039	1,799,555
DTE Energy Co. (Multi-Utilities)		6,078	699,274
Duke Energy Corp. (Electric Utilities)		24,078	2,239,736
Edison International (Electric Utilities)		11,904	673,528
Entergy Corp. (Electric Utilities)		6,390	643,026
Evergy, Inc. (Electric Utilities)		7,208	428,155
Eversource Energy (Electric Utilities)		10,835	844,697
Exelon Corp. (Electric Utilities)		30,985	1,160,698
FirstEnergy Corp. (Electric Utilities)		16,962	627,594
NextEra Energy, Inc. (Electric Utilities)		61,441	4,817,589
NiSource, Inc. (Multi-Utilities)		12,741	320,946
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		7,289	278,950
PG&E Corp. (Electric Utilities)	(a)	50,351	629,388
Pinnacle West Capital Corp. (Electric Utilities)		3,550	229,011
PPL Corp. (Electric Utilities)		23,108	585,788
Public Service Enterprise Group, Inc. (Multi-Utilities)		15,564	875,164
Sempra Energy (Multi-Utilities)		9,827	1,473,460
Southern Co. / The (Electric Utilities)		33,226	2,259,368
WEC Energy Group, Inc. (Multi-Utilities)		9,852	881,064
Xcel Energy, Inc. (Electric Utilities)		17,083	1,093,312
			29,558,992
Total Common Stocks (Cost $713,695,617)			$943,040,526

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	01/26/2023	$ 200,000	$ 197,833
Total U.S. Treasury Obligations (Cost $199,210)					$197,833

Money Market Funds–0.9%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 3.011%	(c)	8,250,884	$ 8,252,535
Total Money Market Funds (Cost $8,251,662)			$8,252,535
Total Investments – 98.0% (Cost $722,146,489)	(d)		$951,490,894
Other Assets in Excess of Liabilities – 2.0%	(b)		19,325,310
Net Assets – 100.0%			$970,816,204

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Security is fully pledged, in addition to $1,164,138 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at September 30, 2022. See also the following Schedule of Open Futures Contracts.
(c)	Rate represents the seven-day yield at September 30, 2022.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2022 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	136	December 16, 2022	$25,464,996	$24,490,200	$(974,796)	$(113,210)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks–98.6%		Shares	Value
Communication Services–6.8%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	13,849	$ 1,324,657
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	9,982	959,769
AT&T, Inc. (Diversified Telecom. Svs.)		88,155	1,352,298
Comcast Corp. Class A (Media)		90,994	2,668,854
Fox Corp. Class A (Media)		85,537	2,624,275
Fox Corp. Class B (Media)		2,050	58,425
Liberty Global PLC Class A (Diversified Telecom. Svs.)	(a)	18,820	293,404
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	24,350	3,303,808
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	31,162	306,011
United States Cellular Corp. (Wireless Telecom. Svs.)	(a)	16,884	439,490
Verizon Communications, Inc. (Diversified Telecom. Svs.)		28,210	1,071,134
Walt Disney Co. / The (Entertainment)	(a)	12,061	1,137,714
Warner Bros Discovery, Inc. (Entertainment)	(a)	8,534	98,141
			15,637,980
Consumer Discretionary–4.9%
AutoNation, Inc. (Specialty Retail)	(a)	8,868	903,383
Best Buy Co., Inc. (Specialty Retail)		3,292	208,515
eBay, Inc. (Internet & Direct Marketing Retail)		20,935	770,617
General Motors Co. (Automobiles)		27,621	886,358
H&R Block, Inc. (Diversified Consumer Svs.)		9,629	409,618
Home Depot, Inc. / The (Specialty Retail)		4,223	1,165,295
Lear Corp. (Auto Components)		2,724	326,035
Lennar Corp. Class A (Household Durables)		14,148	1,054,733
Lowe's Cos., Inc. (Specialty Retail)		2,880	540,893
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,248	628,451
McDonald's Corp. (Hotels, Restaurants & Leisure)		2,513	579,850
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	17,156	650,212
Target Corp. (Multiline Retail)		7,031	1,043,330
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		32,332	1,103,168
Ulta Beauty, Inc. (Specialty Retail)	(a)	846	339,407
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	2,810	16,748
Whirlpool Corp. (Household Durables)		5,297	714,088
			11,340,701
Consumer Staples–7.7%
Altria Group, Inc. (Tobacco)		29,710	1,199,690
Archer-Daniels-Midland Co. (Food Products)		2,583	207,802
Brown-Forman Corp. Class B (Beverages)		29,923	1,991,974
Bunge Ltd. (Food Products)		9,664	797,956
Colgate-Palmolive Co. (Household Products)		16,661	1,170,435
Hershey Co. / The (Food Products)		2,208	486,798
Kroger Co. / The (Food & Staples Retailing)		17,673	773,194
McCormick & Co., Inc. (Food Products)		8,830	629,314
Mondelez International, Inc. Class A (Food Products)		28,665	1,571,702
PepsiCo, Inc. (Beverages)		18,014	2,940,966
Procter & Gamble Co. / The (Household Products)		33,802	4,267,502
Tyson Foods, Inc. Class A (Food Products)		10,283	677,958
Walmart, Inc. (Food & Staples Retailing)		6,548	849,276
			17,564,567
Energy–7.3%
Chevron Corp. (Oil, Gas & Consumable Fuels)		29,031	4,170,884
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		22,382	2,500,741
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		56,321	4,917,386
Common Stocks (Continued)		Shares	Value
Energy (continued)
Halliburton Co. (Energy Equip. & Svs.)		25,777	$ 634,630
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		60,644	1,369,342
Phillips 66 (Oil, Gas & Consumable Fuels)		14,087	1,137,103
Schlumberger N.V. (Energy Equip. & Svs.)		25,770	925,143
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		5,517	589,491
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		16,418	470,047
			16,714,767
Financials–19.9%
Allstate Corp. / The (Insurance)		7,412	923,016
Ally Financial, Inc. (Consumer Finance)		26,720	743,618
American Express Co. (Consumer Finance)		25,692	3,466,108
Bank of America Corp. (Banks)		172,483	5,208,987
Bank of New York Mellon Corp. / The (Capital Markets)		35,781	1,378,284
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	21,624	5,774,040
Capital One Financial Corp. (Consumer Finance)		22,229	2,048,847
Charles Schwab Corp. / The (Capital Markets)		6,800	488,716
Citigroup, Inc. (Banks)		28,679	1,195,054
CME Group, Inc. (Capital Markets)		1,867	330,702
Discover Financial Services (Consumer Finance)		1,505	136,835
Huntington Bancshares, Inc. (Banks)		57,486	757,665
Intercontinental Exchange, Inc. (Capital Markets)		9,812	886,514
JPMorgan Chase & Co. (Banks)		53,012	5,539,754
Marsh & McLennan Cos., Inc. (Insurance)		13,513	2,017,356
MetLife, Inc. (Insurance)		45,827	2,785,365
Pinnacle Financial Partners, Inc. (Banks)		10,458	848,144
PNC Financial Services Group, Inc. / The (Banks)		3,056	456,628
Radian Group, Inc. (Thrifts & Mortgage Finance)		15,528	299,535
Regions Financial Corp. (Banks)		75,457	1,514,422
Reinsurance Group of America, Inc. (Insurance)		4,684	589,294
Travelers Cos., Inc. / The (Insurance)		20,765	3,181,198
Truist Financial Corp. (Banks)		18,841	820,337
Voya Financial, Inc. (Diversified Financial Svs.)		45,197	2,734,418
Wells Fargo & Co. (Banks)		37,495	1,508,049
			45,632,886
Health Care–18.0%
Abbott Laboratories (Health Care Equip. & Supplies)		7,207	697,349
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		15,865	1,928,391
AmerisourceBergen Corp. (Health Care Providers & Svs.)		6,729	910,636
Amgen, Inc. (Biotechnology)		4,267	961,782
Bausch + Lomb Corp. (Health Care Equip. & Supplies)	(a)	27,750	425,685
Biogen, Inc. (Biotechnology)	(a)	4,506	1,203,102
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	63,522	2,460,207
Bristol-Myers Squibb Co. (Pharmaceuticals)		32,559	2,314,619
Cigna Corp. (Health Care Providers & Svs.)		9,454	2,623,201
CVS Health Corp. (Health Care Providers & Svs.)		28,330	2,701,832
Danaher Corp. (Life Sciences Tools & Svs.)		5,573	1,439,450
Elevance Health, Inc. (Health Care Providers & Svs.)		4,414	2,005,015
Eli Lilly & Co. (Pharmaceuticals)		1,542	498,606
Gilead Sciences, Inc. (Biotechnology)		9,520	587,289

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,468	$ 478,274
Johnson & Johnson (Pharmaceuticals)		39,457	6,445,695
McKesson Corp. (Health Care Providers & Svs.)		1,538	522,720
Medtronic PLC (Health Care Equip. & Supplies)		18,997	1,534,008
Merck & Co., Inc. (Pharmaceuticals)		31,973	2,753,515
Perrigo Co. PLC (Pharmaceuticals)		18,031	642,986
Pfizer, Inc. (Pharmaceuticals)		83,719	3,663,543
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	16,114	759,775
Teladoc Health, Inc. (Health Care Technology)	(a)	29,062	736,722
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		4,218	2,139,327
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		909	459,081
Zoetis, Inc. (Pharmaceuticals)		3,471	514,715
			41,407,525
Industrials–10.4%
AMETEK, Inc. (Electrical Equip.)		11,225	1,273,027
Builders FirstSource, Inc. (Building Products)	(a)	3,070	180,884
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,369	324,468
CSX Corp. (Road & Rail)		3,339	88,951
Curtiss-Wright Corp. (Aerospace & Defense)		11,879	1,653,082
Eaton Corp. PLC (Electrical Equip.)		17,168	2,289,525
Expeditors International of Washington, Inc. (Air Freight & Logistics)		1,297	114,538
FedEx Corp. (Air Freight & Logistics)		4,358	647,032
Fortune Brands Home & Security, Inc. (Building Products)		7,553	405,521
General Dynamics Corp. (Aerospace & Defense)		14,802	3,140,540
HEICO Corp. (Aerospace & Defense)		6,649	957,323
Honeywell International, Inc. (Industrial Conglomerates)		7,326	1,223,222
Illinois Tool Works, Inc. (Machinery)		9,198	1,661,619
JetBlue Airways Corp. (Airlines)	(a)	2,396	15,886
KBR, Inc. (Professional Svs.)		6,717	290,309
Landstar System, Inc. (Road & Rail)		7,674	1,107,895
Lockheed Martin Corp. (Aerospace & Defense)		1,969	760,605
Northrop Grumman Corp. (Aerospace & Defense)		1,551	729,466
Owens Corning (Building Products)		11,817	928,934
PACCAR, Inc. (Machinery)		18,706	1,565,505
Ryder System, Inc. (Road & Rail)		4,320	326,117
Schneider National, Inc. Class B (Road & Rail)		17,623	357,747
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	9,172	955,172
Snap-on, Inc. (Machinery)		6,596	1,328,105
Stanley Black & Decker, Inc. (Machinery)		4,754	357,548
Tetra Tech, Inc. (Commercial Svs. & Supplies)		454	58,353
Timken Co. / The (Machinery)		11,990	707,890
Uber Technologies, Inc. (Road & Rail)	(a)	13,094	346,991
			23,796,255
Information Technology–8.5%
Adobe, Inc. (Software)	(a)	2,759	759,277
Analog Devices, Inc. (Semiconductors & Equip.)		12,815	1,785,642
Automatic Data Processing, Inc. (IT Svs.)		3,922	887,117
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		6,467	233,588
Ceridian HCM Holding, Inc. (Software)	(a)	8,049	449,778
Cognizant Technology Solutions Corp. Class A (IT Svs.)		19,063	1,094,979
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		20,115	$ 687,330
Fidelity National Information Services, Inc. (IT Svs.)		9,222	696,907
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		94,932	1,137,285
Intel Corp. (Semiconductors & Equip.)		104,713	2,698,454
Juniper Networks, Inc. (Communications Equip.)		46,328	1,210,087
Lam Research Corp. (Semiconductors & Equip.)		965	353,190
Microsoft Corp. (Software)		5,234	1,218,999
NXP Semiconductors N.V. (Semiconductors & Equip.)		483	71,247
PayPal Holdings, Inc. (IT Svs.)	(a)	5,269	453,503
RingCentral, Inc. Class A (Software)	(a)	8,899	355,604
Salesforce, Inc. (Software)	(a)	14,797	2,128,400
ServiceNow, Inc. (Software)	(a)	1,963	741,248
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	7,658	945,304
Splunk, Inc. (Software)	(a)	4,868	366,074
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		947	104,511
Visa, Inc. (IT Svs.)		2,533	449,987
Workday, Inc. Class A (Software)	(a)	4,662	709,650
			19,538,161
Materials–4.2%
Corteva, Inc. (Chemicals)		22,611	1,292,219
DuPont de Nemours, Inc. (Chemicals)		6,939	349,726
Ecolab, Inc. (Chemicals)		14,449	2,086,725
FMC Corp. (Chemicals)		12,731	1,345,667
Freeport-McMoRan, Inc. (Metals & Mining)		15,235	416,372
Linde PLC (Chemicals)		11,868	3,199,494
LyondellBasell Industries N.V. Class A (Chemicals)		5,764	433,914
Steel Dynamics, Inc. (Metals & Mining)		8,110	575,404
			9,699,521
Real Estate–5.3%
Brixmor Property Group, Inc. (Equity REIT)		5,718	105,611
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	10,644	718,576
Crown Castle, Inc. (Equity REIT)		5,340	771,897
CubeSmart (Equity REIT)		9,808	392,909
Equity LifeStyle Properties, Inc. (Equity REIT)		15,194	954,791
Equity Residential (Equity REIT)		7,445	500,453
Essex Property Trust, Inc. (Equity REIT)		10,340	2,504,658
Extra Space Storage, Inc. (Equity REIT)		3,905	674,433
Mid-America Apartment Communities, Inc. (Equity REIT)		4,159	644,936
Prologis, Inc. (Equity REIT)		23,050	2,341,880
Simon Property Group, Inc. (Equity REIT)		28,412	2,549,977
			12,160,121
Utilities–5.6%
Atmos Energy Corp. (Gas Utilities)		4,814	490,306
Black Hills Corp. (Multi-Utilities)		5,773	391,005
CMS Energy Corp. (Multi-Utilities)		42,462	2,472,987
DTE Energy Co. (Multi-Utilities)		23,936	2,753,837
Edison International (Electric Utilities)		8,701	492,302
Entergy Corp. (Electric Utilities)		22,327	2,246,766
NextEra Energy, Inc. (Electric Utilities)		23,526	1,844,674
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		23,448	897,355

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)	Shares	Value
Utilities (continued)
Vistra Corp. (Ind. Power & Renewable Elec.)	20,522	$ 430,962
Xcel Energy, Inc. (Electric Utilities)	12,202	780,928
		12,801,122
Total Common Stocks (Cost $262,486,962)		$226,293,606

Money Market Funds–1.2%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 3.011%	(b)	2,907,055	$ 2,907,636
Total Money Market Funds (Cost $2,907,436)			$2,907,636
Total Investments – 99.8% (Cost $265,394,398)	(c)		$229,201,242
Other Assets in Excess of Liabilities – 0.2%	(d)		364,140
Net Assets – 100.0%			$229,565,382
Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2022.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $220,000 of cash pledged as collateral for the futures contracts outstanding at September 30, 2022. See also the following Schedule of Open Futures Contracts.
Schedule of Open Futures Contracts	September 30, 2022 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	20	December 16, 2022	$3,975,755	$3,601,500	$(374,255)	$(52,750)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds–98.3%		Rate	Maturity	Face Amount	Value
Communication Services–17.6%
Audacy Capital Corp. (Media)	(a)	6.500%	05/01/2027	$ 375,000	$ 91,875
Audacy Capital Corp. (Media)	(a)	6.750%	03/31/2029	350,000	84,314
Cars.com, Inc. (Interactive Media & Svs.)	(a)	6.375%	11/01/2028	400,000	341,000
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.125%	05/01/2027	225,000	203,063
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	650,000	560,469
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	06/01/2029	175,000	153,181
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.750%	03/01/2030	1,725,000	1,399,406
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	250,000	197,710
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.250%	01/15/2034	100,000	71,578
CMG Media Corp. (Media)	(a)	8.875%	12/15/2027	1,000,000	763,965
CSC Holdings LLC (Media)		5.250%	06/01/2024	375,000	346,875
CSC Holdings LLC (Media)	(a)	5.500%	04/15/2027	900,000	792,000
CSC Holdings LLC (Media)	(a)	7.500%	04/01/2028	200,000	163,194
CSC Holdings LLC (Media)	(a)	5.750%	01/15/2030	300,000	213,230
CSC Holdings LLC (Media)	(a)	4.125%	12/01/2030	200,000	149,440
CSC Holdings LLC (Media)	(a)	4.625%	12/01/2030	675,000	459,000
CSC Holdings LLC (Media)	(a)	3.375%	02/15/2031	200,000	141,000
CSC Holdings LLC (Media)	(a)	4.500%	11/15/2031	150,000	112,677
Cumulus Media New Holdings, Inc. (Media)	(a)	6.750%	07/01/2026	356,000	300,304
Directv Financing LLC / Directv Financing Co-Obligor, Inc. (Media)	(a)	5.875%	08/15/2027	400,000	344,844
DISH DBS Corp. (Media)	(a)	5.250%	12/01/2026	450,000	368,661
DISH DBS Corp. (Media)		7.375%	07/01/2028	100,000	67,335
DISH DBS Corp. (Media)		5.125%	06/01/2029	625,000	367,187
Entegris Escrow Corp. (Media)	(a)	5.950%	06/15/2030	225,000	205,360
Gray Escrow II, Inc. (Media)	(a)	5.375%	11/15/2031	175,000	137,274
Gray Television, Inc. (Media)	(a)	5.875%	07/15/2026	750,000	691,875
Gray Television, Inc. (Media)	(a)	4.750%	10/15/2030	75,000	56,208
iHeartCommunications, Inc. (Media)		6.375%	05/01/2026	41,769	38,751
iHeartCommunications, Inc. (Media)		8.375%	05/01/2027	1,025,707	862,532
iHeartCommunications, Inc. (Media)	(a)	5.250%	08/15/2027	250,000	213,562
iHeartCommunications, Inc. (Media)	(a)	4.750%	01/15/2028	100,000	83,350
Lamar Media Corp. (Media)		4.875%	01/15/2029	150,000	133,701
Lamar Media Corp. (Media)		3.625%	01/15/2031	100,000	78,651
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	250,000	223,125
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.625%	06/01/2028	75,000	65,531
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	350,000	287,438
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	3.625%	10/01/2031	150,000	113,250
Midas OpCo Holdings LLC (Media)	(a)	5.625%	08/15/2029	1,000,000	822,570
Millennium Escrow Corp. (Interactive Media & Svs.)	(a)	6.625%	08/01/2026	225,000	177,872
News Corp. (Media)	(a)	5.125%	02/15/2032	75,000	65,813
Nexstar Media, Inc. (Media)	(a)	5.625%	07/15/2027	300,000	275,792
Nexstar Media, Inc. (Media)	(a)	4.750%	11/01/2028	750,000	637,500
Rackspace Technology Global, Inc. (Interactive Media & Svs.)	(a)	3.500%	02/15/2028	350,000	231,438
Rackspace Technology Global, Inc. (Interactive Media & Svs.)	(a)	5.375%	12/01/2028	375,000	176,229
ROBLOX Corp. (Entertainment)	(a)	3.875%	05/01/2030	275,000	223,814
Scripps Escrow II, Inc. (Media)	(a)	3.875%	01/15/2029	100,000	79,720
Scripps Escrow II, Inc. (Media)	(a)	5.375%	01/15/2031	300,000	227,256
Scripps Escrow, Inc. (Media)	(a)	5.875%	07/15/2027	350,000	304,500
Sinclair Television Group, Inc. (Media)	(a)	5.125%	02/15/2027	125,000	103,388
Sinclair Television Group, Inc. (Media)	(a)	5.500%	03/01/2030	525,000	377,312
Sirius XM Radio, Inc. (Media)	(a)	3.125%	09/01/2026	225,000	197,601
Sirius XM Radio, Inc. (Media)	(a)	5.000%	08/01/2027	75,000	68,813
Sirius XM Radio, Inc. (Media)	(a)	4.000%	07/15/2028	175,000	148,852
Sirius XM Radio, Inc. (Media)	(a)	4.125%	07/01/2030	475,000	386,099
Sirius XM Radio, Inc. (Media)	(a)	3.875%	09/01/2031	600,000	465,264
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	02/15/2025	300,000	307,523
TEGNA, Inc. (Media)		5.000%	09/15/2029	750,000	690,405
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	800,000	693,816
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.375%	04/15/2029	500,000	431,990
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.875%	02/15/2031	150,000	120,876
Univision Communications, Inc. (Media)	(a)	4.500%	05/01/2029	275,000	224,254
Univision Communications, Inc. (Media)	(a)	7.375%	06/30/2030	75,000	71,572
UPC Broadband Finco B.V. (Media)	(a)	4.875%	07/15/2031	900,000	698,427
Urban One, Inc. (Media)	(a)	7.375%	02/01/2028	400,000	339,964
Virgin Media Finance PLC (Media)	(a)	5.000%	07/15/2030	200,000	147,079
Virgin Media Secured Finance PLC (Media)	(a)	4.500%	08/15/2030	200,000	156,090
Virgin Media Vendor Financing Notes IV DAC (Media)	(a)	5.000%	07/15/2028	575,000	465,031
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.250%	01/31/2031	200,000	151,538
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.750%	07/15/2031	400,000	308,598
VZ Secured Financing B.V. (Media)	(a)	5.000%	01/15/2032	550,000	410,903
WMG Acquisition Corp. (Entertainment)	(a)	3.750%	12/01/2029	125,000	103,850
WMG Acquisition Corp. (Entertainment)	(a)	3.875%	07/15/2030	75,000	61,445
Ziggo Bond Co. B.V. (Diversified Telecom. Svs.)	(a)	6.000%	01/15/2027	425,000	354,875
					21,590,985
Consumer Discretionary–12.0%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.000%	10/15/2030	1,800,000	1,417,644
Academy Ltd. (Specialty Retail)	(a)	6.000%	11/15/2027	175,000	158,813
Adient Global Holdings Ltd. (Auto Components)	(a)	4.875%	08/15/2026	300,000	262,929

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Affinity Gaming (Hotels, Restaurants & Leisure)	(a)	6.875%	12/15/2027	$ 400,000	$ 326,080
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	6.375%	05/01/2025	450,000	441,000
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	100,000	89,071
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	4.625%	11/15/2029	300,000	239,811
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	5.000%	02/15/2032	200,000	154,012
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	275,000	243,378
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	4.750%	06/15/2031	200,000	161,940
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.250%	07/01/2025	325,000	313,219
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	8.125%	07/01/2027	450,000	429,788
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	10/15/2029	275,000	210,123
Caesars Resort Collection LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	07/01/2025	225,000	217,103
Clarios Global LP / Clarios U.S. Finance Co. (Auto Components)	(a)	6.250%	05/15/2026	112,000	106,960
Clarios Global LP / Clarios U.S. Finance Co. (Auto Components)	(a)	8.500%	05/15/2027	1,250,000	1,193,112
Dana, Inc. (Auto Components)		4.250%	09/01/2030	250,000	183,113
Dana, Inc. (Auto Components)		4.500%	02/15/2032	100,000	71,299
Dornoch Debt Merger Sub, Inc. (Auto Components)	(a)	6.625%	10/15/2029	625,000	450,658
Gap, Inc. / The (Specialty Retail)	(a)	3.625%	10/01/2029	75,000	48,750
Gap, Inc. / The (Specialty Retail)	(a)	3.875%	10/01/2031	175,000	111,250
Garda World Security Corp. (Diversified Consumer Svs.)	(a)	9.500%	11/01/2027	1,103,000	967,689
Gates Global LLC / Gates Corp. (Auto Components)	(a)	6.250%	01/15/2026	950,000	874,000
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	05/01/2028	75,000	70,125
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)		4.875%	01/15/2030	150,000	130,500
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	3.625%	02/15/2032	200,000	153,180
IHO Verwaltungs GmbH (Auto Components)	(a)(b)	4.750%, 5.500% PIK	09/15/2026	400,000	339,760
IHO Verwaltungs GmbH (Auto Components)	(a)(b)	6.000%, 6.750% PIK	05/15/2027	400,000	340,000
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	525,000	487,707
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4.125%	11/15/2029	100,000	79,673
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	248,000	219,336
MGM Resorts International (Hotels, Restaurants & Leisure)		4.750%	10/15/2028	75,000	62,764
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	4.875%	05/01/2029	200,000	164,755
Mohegan Gaming & Entertainment (Hotels, Restaurants & Leisure)	(a)	8.000%	02/01/2026	850,000	709,435
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	01/15/2027	50,000	44,214
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.125%	07/01/2029	125,000	95,682
Raptor Acquisition Corp. / Raptor Co-Issuer LLC (Hotels, Restaurants & Leisure)	(a)	4.875%	11/01/2026	50,000	43,001
Real Hero Merger Sub 2, Inc. (Auto Components)	(a)	6.250%	02/01/2029	875,000	631,837
Scientific Games Holdings LP / Scientific Games U.S. FinCo, Inc. (Hotels, Restaurants & Leisure)	(a)	6.625%	03/01/2030	400,000	320,640
Scientific Games International, Inc. (Hotels, Restaurants & Leisure)	(a)	8.625%	07/01/2025	350,000	358,326
Scientific Games International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.250%	11/15/2029	250,000	232,678
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	08/15/2029	500,000	415,200
Signal Parent, Inc. (Diversified Consumer Svs.)	(a)	6.125%	04/01/2029	425,000	206,240
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	300,000	263,427
Six Flags Theme Parks, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	07/01/2025	25,000	24,989
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.500%	02/15/2028	200,000	164,153
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.625%	12/01/2031	200,000	151,057
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.625%	03/15/2027	75,000	70,121
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	(a)	4.750%	01/15/2030	75,000	65,543
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	100,000	83,818
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5.375%	04/01/2032	150,000	132,996
					14,732,899
Consumer Staples–2.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(a)	5.875%	02/15/2028	100,000	92,250
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(a)	3.500%	03/15/2029	425,000	342,550
BellRing Brands, Inc. (Personal Products)	(a)	7.000%	03/15/2030	575,000	525,952
Edgewell Personal Care Co. (Personal Products)	(a)	5.500%	06/01/2028	175,000	156,474
Edgewell Personal Care Co. (Personal Products)	(a)	4.125%	04/01/2029	200,000	166,000
Energizer Holdings, Inc. (Household Products)	(a)	6.500%	12/31/2027	100,000	88,769
Energizer Holdings, Inc. (Household Products)	(a)	4.750%	06/15/2028	150,000	118,844
Energizer Holdings, Inc. (Household Products)	(a)	4.375%	03/31/2029	425,000	315,256
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	100,000	77,740
Performance Food Group, Inc. (Food & Staples Retailing)	(a)	5.500%	10/15/2027	150,000	136,325
Performance Food Group, Inc. (Food & Staples Retailing)	(a)	4.250%	08/01/2029	250,000	208,150
Post Holdings, Inc. (Food Products)	(a)	5.750%	03/01/2027	230,000	219,376
Post Holdings, Inc. (Food Products)	(a)	5.625%	01/15/2028	500,000	456,360
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	6.250%	04/15/2025	100,000	98,230
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	4.750%	02/15/2029	350,000	299,600
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	4.625%	06/01/2030	175,000	144,813
					3,446,689
Energy–14.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.875%	05/15/2026	125,000	125,625
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	03/01/2027	250,000	231,217

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	$ 625,000	$ 568,750
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	06/15/2029	625,000	551,812
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	7.625%	02/01/2029	61,000	60,887
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	03/01/2030	225,000	202,291
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	625,000	559,738
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/01/2028	450,000	395,548
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	11/01/2026	425,000	409,757
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	8.250%	12/31/2028	100,000	96,087
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	06/30/2029	75,000	66,750
Berry Petroleum Co. LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	02/15/2026	175,000	154,231
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		8.250%	07/15/2025	150,000	145,827
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		6.375%	07/01/2026	125,000	112,636
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.500%	10/01/2029	125,000	110,049
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.000%	03/01/2031	325,000	272,506
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		3.250%	01/31/2032	150,000	115,178
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		4.625%	10/15/2028	175,000	160,533
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.500%	02/01/2026	50,000	47,875
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	02/01/2029	50,000	46,368
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	6.375%	06/01/2026	75,000	71,250
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	04/15/2030	425,000	333,587
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/01/2029	500,000	461,154
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.875%	01/15/2030	100,000	87,096
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	8.000%	04/01/2029	300,000	288,750
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2025	525,000	502,619
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.000%	05/01/2029	50,000	44,115
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(a)	4.375%	06/15/2031	200,000	164,944
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/30/2028	100,000	95,112
Enviva Partners LP / Enviva Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	01/15/2026	900,000	850,824
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	7.500%	06/01/2027	275,000	262,108
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	6.500%	07/01/2027	325,000	300,329
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.500%	07/15/2028	350,000	299,155
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.500%	01/15/2029	225,000	181,278
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	01/15/2031	675,000	535,781
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.500%	07/15/2048	75,000	57,203
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	300,000	262,690
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	4.250%	02/15/2030	100,000	80,750
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2030	100,000	85,845
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.375%	04/15/2027	175,000	167,125
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.000%	02/01/2028	300,000	264,297
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.250%	01/15/2026	225,000	195,777
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.500%	01/15/2028	275,000	224,483
Nabors Industries, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.375%	05/15/2027	50,000	46,148
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		5.625%	04/28/2027	300,000	261,579
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		8.000%	07/15/2025	100,000	106,000
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.875%	09/01/2025	225,000	225,681
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		8.875%	07/15/2030	375,000	417,487
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.625%	09/01/2030	275,000	279,125
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.450%	09/15/2036	225,000	225,000
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		6.125%	09/15/2024	75,000	73,813
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	05/15/2026	250,000	231,285
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	350,000	338,609
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	7.125%	01/15/2026	200,000	187,667
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	6.875%	01/15/2029	175,000	154,508
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	75,000	70,694
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	200,000	203,500
Range Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	4.750%	02/15/2030	125,000	108,404
Rockcliff Energy II LLC (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2029	325,000	284,562
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	275,000	264,687
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.625%	01/15/2027	25,000	23,997
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	50,000	47,516
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		8.375%	09/15/2028	225,000	232,942
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	75,000	67,579
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		4.750%	02/01/2032	75,000	62,858
Tap Rock Resources LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	10/01/2026	325,000	297,107
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2027	25,000	24,708
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2028	475,000	439,391
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	03/01/2030	475,000	426,317
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	02/01/2031	75,000	64,500
TransMontaigne Partners LP / TLP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	02/15/2026	225,000	187,875
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	04/01/2026	925,000	851,000
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	09/01/2027	150,000	136,324
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.650%	07/01/2026	50,000	46,750

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.500%	03/01/2028	$ 175,000	$ 158,375
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.750%	08/15/2028	75,000	68,250
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.450%	04/01/2044	175,000	143,560
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.300%	03/01/2048	500,000	411,250
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.500%	08/15/2048	100,000	80,875
					17,499,860
Financials–11.2%
AmWINS Group, Inc. (Insurance)	(a)	4.875%	06/30/2029	400,000	332,025
Ardonagh Midco 2 PLC (Insurance)	(a)(b)	11.500%, 12.750% PIK	01/15/2027	500,000	507,500
AssuredPartners, Inc. (Insurance)	(a)	7.000%	08/15/2025	675,000	623,298
AssuredPartners, Inc. (Insurance)	(a)	5.625%	01/15/2029	200,000	155,445
BroadStreet Partners, Inc. (Insurance)	(a)	5.875%	04/15/2029	1,350,000	1,063,125
Ford Motor Credit Co. LLC (Consumer Finance)		4.063%	11/01/2024	375,000	351,994
Ford Motor Credit Co. LLC (Consumer Finance)		5.125%	06/16/2025	400,000	377,444
Ford Motor Credit Co. LLC (Consumer Finance)		3.375%	11/13/2025	575,000	508,016
Ford Motor Credit Co. LLC (Consumer Finance)		4.389%	01/08/2026	225,000	203,649
Ford Motor Credit Co. LLC (Consumer Finance)		2.700%	08/10/2026	200,000	165,878
Ford Motor Credit Co. LLC (Consumer Finance)		4.271%	01/09/2027	450,000	393,750
Ford Motor Credit Co. LLC (Consumer Finance)		4.125%	08/17/2027	300,000	258,150
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	525,000	455,543
Ford Motor Credit Co. LLC (Consumer Finance)		4.000%	11/13/2030	275,000	214,500
GTCR AP Finance, Inc. (Insurance)	(a)	8.000%	05/15/2027	500,000	459,972
GYP Holdings III Corp. (Building Products)	(a)	4.625%	05/01/2029	325,000	247,211
HUB International Ltd. (Insurance)	(a)	7.000%	05/01/2026	2,000,000	1,896,830
HUB International Ltd. (Insurance)	(a)	5.625%	12/01/2029	575,000	480,125
Navient Corp. (Consumer Finance)		6.750%	06/25/2025	175,000	163,828
Navient Corp. (Consumer Finance)		6.750%	06/15/2026	200,000	181,540
Navient Corp. (Consumer Finance)		5.500%	03/15/2029	350,000	266,052
NFP Corp. (Insurance)	(a)	6.875%	08/15/2028	1,300,000	1,014,000
NFP Corp. (Insurance)	(a)	7.500%	10/01/2030	375,000	355,839
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)	(a)	4.250%	01/15/2029	100,000	78,550
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)	(a)	4.625%	03/15/2030	225,000	175,306
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	3.625%	03/01/2029	200,000	153,930
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	3.875%	03/01/2031	350,000	253,699
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	4.000%	10/15/2033	450,000	309,381
Ryan Specialty Group LLC (Insurance)	(a)	4.375%	02/01/2030	275,000	233,238
United Wholesale Mortgage LLC (Thrifts & Mortgage Finance)	(a)	5.500%	11/15/2025	700,000	610,596
United Wholesale Mortgage LLC (Thrifts & Mortgage Finance)	(a)	5.750%	06/15/2027	175,000	138,670
United Wholesale Mortgage LLC (Thrifts & Mortgage Finance)	(a)	5.500%	04/15/2029	225,000	171,000
USI, Inc. (Insurance)	(a)	6.875%	05/01/2025	1,050,000	1,009,345
					13,809,429
Health Care–9.2%
AdaptHealth LLC (Health Care Providers & Svs.)	(a)	4.625%	08/01/2029	250,000	200,363
AdaptHealth LLC (Health Care Providers & Svs.)	(a)	5.125%	03/01/2030	325,000	267,971
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(a)	5.750%	07/15/2029	350,000	271,250
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	600,000	533,967
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	3.875%	11/01/2029	300,000	243,660
Bausch Health Americas, Inc. (Pharmaceuticals)	(a)	8.500%	01/31/2027	525,000	223,125
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.500%	11/01/2025	100,000	79,440
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	02/01/2027	275,000	190,343
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.000%	02/15/2029	175,000	67,856
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.250%	02/15/2029	175,000	65,297
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	7.250%	05/30/2029	575,000	220,113
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.250%	01/30/2030	375,000	140,055
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.250%	02/15/2031	225,000	84,611
Catalent Pharma Solutions, Inc. (Pharmaceuticals)	(a)	3.500%	04/01/2030	150,000	118,008
Centene Corp. (Health Care Providers & Svs.)		4.250%	12/15/2027	800,000	731,760
Centene Corp. (Health Care Providers & Svs.)		4.625%	12/15/2029	425,000	381,905
Centene Corp. (Health Care Providers & Svs.)		3.375%	02/15/2030	50,000	40,875
Centene Corp. (Health Care Providers & Svs.)		2.625%	08/01/2031	200,000	150,735
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	3.750%	03/15/2029	100,000	83,181
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	4.000%	03/15/2031	125,000	100,803
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	8.000%	03/15/2026	350,000	303,026
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.000%	01/15/2029	50,000	36,749
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.875%	04/15/2029	300,000	144,911
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.125%	04/01/2030	150,000	70,740
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.250%	05/15/2030	225,000	156,656
Embecta Corp. (Health Care Equip. & Supplies)	(a)	5.000%	02/15/2030	100,000	85,833
Embecta Corp. (Health Care Equip. & Supplies)	(a)	6.750%	02/15/2030	250,000	230,803
Garden Spinco Corp. (Health Care Equip. & Supplies)	(a)	8.625%	07/20/2030	100,000	103,313
Global Medical Response, Inc. (Health Care Providers & Svs.)	(a)	6.500%	10/01/2025	275,000	230,656
Grifols Escrow Issuer SA (Biotechnology)	(a)	4.750%	10/15/2028	200,000	154,454
HCA, Inc. (Health Care Providers & Svs.)		5.375%	02/01/2025	225,000	222,339
HCA, Inc. (Health Care Providers & Svs.)		3.500%	09/01/2030	200,000	165,144
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	4.500%	10/01/2029	375,000	316,778
IQVIA, Inc. (Health Care Technology)	(a)	5.000%	10/15/2026	300,000	285,857
Legacy LifePoint Health LLC (Health Care Providers & Svs.)	(a)	6.750%	04/15/2025	150,000	141,932
Legacy LifePoint Health LLC (Health Care Providers & Svs.)	(a)	4.375%	02/15/2027	125,000	103,291

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	5.375%	01/15/2029	$ 25,000	$ 17,430
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(a)	10.000%	06/15/2029	300,000	163,500
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	3.875%	04/01/2029	325,000	260,549
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	5.250%	10/01/2029	1,075,000	811,625
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	5.500%	09/01/2028	200,000	165,087
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	5.750%	11/01/2028	400,000	300,408
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	5.125%	04/30/2031	450,000	368,622
Pediatrix Medical Group, Inc. (Health Care Providers & Svs.)	(a)	5.375%	02/15/2030	225,000	186,470
Prestige Brands, Inc. (Pharmaceuticals)	(a)	3.750%	04/01/2031	175,000	135,958
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	9.750%	12/01/2026	450,000	402,660
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	3.625%	01/15/2029	175,000	139,349
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	02/01/2025	200,000	148,143
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	07/15/2024	51,000	49,316
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	4.875%	01/01/2026	300,000	278,781
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	6.250%	02/01/2027	125,000	116,644
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	5.125%	11/01/2027	425,000	381,347
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	6.125%	10/01/2028	300,000	262,827
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	4.250%	06/01/2029	150,000	124,238
					11,260,754
Industrials–10.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.625%	07/15/2026	200,000	178,250
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	9.750%	07/15/2027	1,300,000	1,068,575
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Airlines)	(a)	5.500%	04/20/2026	300,000	281,751
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Airlines)	(a)	5.750%	04/20/2029	150,000	130,875
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	4.000%	01/15/2028	175,000	153,086
BCPE Empire Holdings, Inc. (Commercial Svs. & Supplies)	(a)	7.625%	05/01/2027	850,000	737,046
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	5.500%	07/15/2025	75,000	70,988
Camelot Return Merger Sub, Inc. (Building Products)	(a)	8.750%	08/01/2028	175,000	144,235
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	3.875%	07/01/2028	75,000	61,860
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	4.875%	07/01/2029	400,000	313,200
Cornerstone Building Brands, Inc. (Building Products)	(a)	6.125%	01/15/2029	200,000	111,600
CP Atlas Buyer, Inc. (Building Products)	(a)	7.000%	12/01/2028	525,000	391,083
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	5.000%	12/15/2029	475,000	391,875
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	6.000%	03/01/2029	800,000	583,858
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	4.625%	02/15/2027	175,000	150,062
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	300,000	219,958
H&E Equipment Services, Inc. (Trading Companies & Distributors)	(a)	3.875%	12/15/2028	300,000	235,500
Interface, Inc. (Commercial Svs. & Supplies)	(a)	5.500%	12/01/2028	125,000	106,467
KAR Auction Services, Inc. (Commercial Svs. & Supplies)	(a)	5.125%	06/01/2025	83,000	80,127
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	4.125%	06/30/2028	50,000	40,160
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	5.875%	06/30/2029	900,000	626,904
MIWD Holdco II LLC / MIWD Finance Corp. (Building Products)	(a)	5.500%	02/01/2030	75,000	55,547
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.625%	10/01/2028	100,000	99,253
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.875%	10/01/2030	500,000	497,932
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	4.750%	07/15/2031	175,000	171,566
Science Applications International Corp. (Professional Svs.)	(a)	4.875%	04/01/2028	75,000	66,724
Sensata Technologies B.V. (Electrical Equip.)	(a)	5.875%	09/01/2030	200,000	187,132
Sensata Technologies, Inc. (Electrical Equip.)	(a)	4.375%	02/15/2030	125,000	104,439
Sensata Technologies, Inc. (Electrical Equip.)	(a)	3.750%	02/15/2031	25,000	19,693
Solaris Midstream Holdings LLC (Commercial Svs. & Supplies)	(a)	7.625%	04/01/2026	400,000	384,000
SPX FLOW, Inc. (Machinery)	(a)	8.750%	04/01/2030	475,000	369,312
Stena International SA (Transportation Infrastructure)	(a)	6.125%	02/01/2025	300,000	281,393
TK Elevator Holdco GmbH (Building Products)	(a)	7.625%	07/15/2028	269,000	225,287
TK Elevator U.S. Newco, Inc. (Building Products)	(a)	5.250%	07/15/2027	325,000	276,318
TransDigm U.K. Holdings PLC (Aerospace & Defense)		6.875%	05/15/2026	275,000	260,765
TransDigm, Inc. (Aerospace & Defense)	(a)	6.250%	03/15/2026	625,000	606,250
TransDigm, Inc. (Aerospace & Defense)		6.375%	06/15/2026	550,000	519,619
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	150,000	130,455
TransDigm, Inc. (Aerospace & Defense)		4.625%	01/15/2029	125,000	100,629
TransDigm, Inc. (Aerospace & Defense)		4.875%	05/01/2029	425,000	343,530
Trident TPI Holdings, Inc. (Machinery)	(a)	9.250%	08/01/2024	175,000	160,589
Trident TPI Holdings, Inc. (Machinery)	(a)	6.625%	11/01/2025	700,000	603,107
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	05/15/2027	25,000	24,159
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	325,000	297,973
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	100,000	90,503
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	50,000	40,664
United Rentals North America, Inc. (Trading Companies & Distributors)		3.750%	01/15/2032	150,000	117,750
Watco Cos. LLC / Watco Finance Corp. (Road & Rail)	(a)	6.500%	06/15/2027	400,000	364,062
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.125%	06/15/2025	100,000	100,055
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2028	225,000	220,377
White Cap Buyer LLC (Building Products)	(a)	6.875%	10/15/2028	425,000	346,783
White Cap Parent LLC (Building Products)	(a)(b)	8.250%, 9.000% PIK	03/15/2026	325,000	275,340
					13,418,666
Information Technology–6.5%
AthenaHealth Group, Inc. (Software)	(a)	6.500%	02/15/2030	825,000	652,220
Black Knight InfoServ LLC (IT Svs.)	(a)	3.625%	09/01/2028	275,000	234,438
Booz Allen Hamilton, Inc. (IT Svs.)	(a)	4.000%	07/01/2029	50,000	42,778

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Boxer Parent Co., Inc. (Software)	(a)	9.125%	03/01/2026	$ 325,000	$ 312,325
Central Parent, Inc. / CDK Global, Inc. (Software)	(a)	7.250%	06/15/2029	550,000	522,882
Ciena Corp. (Communications Equip.)	(a)	4.000%	01/31/2030	75,000	62,625
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	5.000%	12/15/2029	475,000	392,920
Condor Merger Sub, Inc. (Software)	(a)	7.375%	02/15/2030	975,000	797,126
Consensus Cloud Solutions, Inc. (Software)	(a)	6.500%	10/15/2028	300,000	254,662
Elastic N.V. (Software)	(a)	4.125%	07/15/2029	425,000	335,682
Fair Isaac Corp. (Software)	(a)	4.000%	06/15/2028	125,000	106,510
Gartner, Inc. (IT Svs.)	(a)	4.500%	07/01/2028	50,000	44,710
Gartner, Inc. (IT Svs.)	(a)	3.750%	10/01/2030	125,000	102,331
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	350,000	322,357
GoTo Group, Inc. (Software)	(a)	5.500%	09/01/2027	425,000	260,660
Helios Software Holdings, Inc. / ION Corporate Solutions Finance SARL (Software)	(a)	4.625%	05/01/2028	375,000	280,125
NCR Corp. (Software)	(a)	5.000%	10/01/2028	225,000	177,025
NCR Corp. (Software)	(a)	5.125%	04/15/2029	50,000	37,501
NCR Corp. (Software)	(a)	6.125%	09/01/2029	50,000	43,051
NCR Corp. (Software)	(a)	5.250%	10/01/2030	350,000	264,130
Open Text Corp. (Software)	(a)	3.875%	12/01/2029	350,000	269,580
Picard Midco, Inc. (Software)	(a)	6.500%	03/31/2029	150,000	126,705
Rocket Software, Inc. (Software)	(a)	6.500%	02/15/2029	625,000	462,500
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		3.125%	07/15/2029	300,000	219,819
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		3.375%	07/15/2031	250,000	174,549
SS&C Technologies, Inc. (Software)	(a)	5.500%	09/30/2027	600,000	547,316
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	125,000	100,632
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4.000%	03/01/2029	450,000	362,398
Veritas U.S., Inc. / Veritas Bermuda Ltd. (Software)	(a)	7.500%	09/01/2025	475,000	363,776
Viavi Solutions, Inc. (Communications Equip.)	(a)	3.750%	10/01/2029	75,000	60,006
					7,933,339
Materials–10.1%
ARD Finance SA (Containers & Packaging)	(a)(b)	6.500%, 7.250% PIK	06/30/2027	653,176	447,230
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(a)	4.000%	09/01/2029	475,000	347,868
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	775,000	484,941
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	275,000	172,076
Axalta Coating Systems LLC (Chemicals)	(a)	3.375%	02/15/2029	150,000	117,593
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (Chemicals)	(a)	4.750%	06/15/2027	150,000	133,625
Ball Corp. (Containers & Packaging)		2.875%	08/15/2030	325,000	249,420
Berry Global, Inc. (Containers & Packaging)	(a)	5.625%	07/15/2027	275,000	257,272
Cheever Escrow Issuer LLC (Chemicals)	(a)	7.125%	10/01/2027	200,000	179,000
Clearwater Paper Corp. (Paper & Forest Products)	(a)	5.375%	02/01/2025	575,000	567,035
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.875%	03/01/2031	325,000	268,430
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	8.750%	04/15/2030	1,250,000	1,033,787
Coeur Mining, Inc. (Metals & Mining)	(a)	5.125%	02/15/2029	325,000	245,567
Compass Minerals International, Inc. (Metals & Mining)	(a)	4.875%	07/15/2024	150,000	141,002
Crown Americas LLC / Crown Americas Capital Corp. VI (Containers & Packaging)		4.750%	02/01/2026	275,000	256,132
Diamond BC B.V. (Chemicals)	(a)	4.625%	10/01/2029	675,000	469,678
Element Solutions, Inc. (Chemicals)	(a)	3.875%	09/01/2028	300,000	241,560
Graphic Packaging International LLC (Containers & Packaging)	(a)	4.750%	07/15/2027	150,000	137,331
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/15/2028	100,000	85,032
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/01/2029	100,000	82,262
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.750%	02/01/2030	25,000	20,633
H.B. Fuller Co. (Chemicals)		4.250%	10/15/2028	125,000	105,175
Herens Holdco SARL (Chemicals)	(a)	4.750%	05/15/2028	500,000	400,000
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(a)	9.000%	07/01/2028	100,000	83,000
Koppers, Inc. (Chemicals)	(a)	6.000%	02/15/2025	775,000	693,625
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	5.500%	04/15/2024	300,000	285,000
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.250%	04/15/2025	225,000	197,926
OI European Group B.V. (Containers & Packaging)	(a)	4.750%	02/15/2030	300,000	238,500
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	4.250%	10/01/2028	200,000	153,750
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	6.250%	10/01/2029	400,000	274,000
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.375%	01/15/2025	175,000	161,437
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.375%	08/15/2025	475,000	444,747
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.625%	05/13/2027	38,000	34,436
Polar U.S. Borrower LLC / Schenectady International Group, Inc. (Chemicals)	(a)	6.750%	05/15/2026	500,000	274,995
Sealed Air Corp. (Containers & Packaging)	(a)	4.000%	12/01/2027	175,000	151,436
Sealed Air Corp. (Containers & Packaging)	(a)	5.000%	04/15/2029	75,000	66,938
SPCM SA (Chemicals)	(a)	3.375%	03/15/2030	200,000	156,130
SRS Distribution, Inc. (Construction Materials)	(a)	6.125%	07/01/2029	200,000	160,620
SRS Distribution, Inc. (Construction Materials)	(a)	6.000%	12/01/2029	625,000	498,450
Standard Industries, Inc. (Construction Materials)	(a)	5.000%	02/15/2027	1,125,000	995,524
Standard Industries, Inc. (Construction Materials)	(a)	4.750%	01/15/2028	25,000	21,122
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	5.500%	08/15/2026	200,000	178,874
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	8.500%	08/15/2027	675,000	595,898
W.R. Grace Holdings LLC (Chemicals)	(a)	4.875%	06/15/2027	125,000	107,454
W.R. Grace Holdings LLC (Chemicals)	(a)	5.625%	08/15/2029	250,000	187,500
					12,404,011
Real Estate–0.5%
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.625%	06/15/2025	100,000	94,103

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Real Estate (continued)
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.250%	12/01/2026	$ 225,000	$ 203,084
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	3.875%	02/15/2029	50,000	41,945
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.625%	12/01/2029	275,000	238,573
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.125%	08/15/2030	100,000	83,522
					661,227
Utilities–3.2%
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.875%	08/20/2026	425,000	385,119
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.750%	05/20/2027	100,000	89,804
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.250%	06/01/2026	50,000	47,132
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.500%	02/15/2028	425,000	374,421
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.625%	02/01/2029	150,000	122,229
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.000%	02/01/2031	100,000	79,456
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	3.750%	03/01/2031	300,000	234,750
NRG Energy, Inc. (Electric Utilities)		6.625%	01/15/2027	76,000	74,424
NRG Energy, Inc. (Electric Utilities)	(a)	3.375%	02/15/2029	25,000	20,241
NRG Energy, Inc. (Electric Utilities)	(a)	3.625%	02/15/2031	25,000	19,500
NRG Energy, Inc. (Electric Utilities)	(a)	3.875%	02/15/2032	775,000	604,535
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	600,000	566,041
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(a)	5.000%	06/01/2031	125,000	102,600
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	750,000	660,772
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	225,000	208,687
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	07/31/2027	375,000	338,719
					3,928,430
Total Corporate Bonds (Cost $144,867,596)					$120,686,289

Common Stocks–0.2%		Shares	Value
Communication Services–0.0%
iHeartMedia, Inc. Class A (Media)	(c)	7,387	$ 54,147
Health Care–0.2%
Mallinckrodt PLC (Pharmaceuticals)	(c)	14,672	249,424
Total Common Stocks (Cost $449,920)			$303,571

Rights–0.0%		Quantity	Value
Communication Services–0.0%
Intelsat Jackson Holdings SA Series B CVR (Diversified Telecom. Svs.)	(c)	591	$ 3,251
Total Rights (Cost $0)			$3,251

Money Market Funds–1.9%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 3.011%	(d)	2,327,211	$ 2,327,676
Total Money Market Funds (Cost $2,327,525)			$2,327,676
Total Investments – 100.4% (Cost $147,645,041)	(e)		$123,320,787
Liabilities in Excess of Other Assets – (0.4)%			(550,439)
Net Assets – 100.0%			$122,770,348

Percentages are stated as a percent of net assets.

Abbreviations:
CVR:	Contingent Value Right
PIK:	Payment-in-Kind

Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2022, the value of these securities totaled $99,600,566, or 81.1% of the Portfolio’s net assets.
(b)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(c)	Non-income producing security.
(d)	Rate represents the seven-day yield at September 30, 2022.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks–98.8%		Shares	Value
Communication Services–15.6%
Activision Blizzard, Inc. (Entertainment)		15,897	$ 1,181,783
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	73,418	7,022,432
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	75,506	7,259,902
Baidu, Inc. – ADR (Interactive Media & Svs.)	(a)	3,699	434,595
Charter Communications, Inc. Class A (Media)	(a)	3,265	990,438
Comcast Corp. Class A (Media)		89,490	2,624,742
Electronic Arts, Inc. (Entertainment)		5,645	653,183
Match Group, Inc. (Interactive Media & Svs.)	(a)	5,742	274,180
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	41,828	5,675,223
NetEase, Inc. – ADR (Entertainment)		3,300	249,480
Netflix, Inc. (Entertainment)	(a)	9,037	2,127,671
Sirius XM Holdings, Inc. (Media)		79,128	451,821
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	25,483	3,419,054
			32,364,504
Consumer Discretionary–16.9%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	8,112	852,085
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	124,776	14,099,688
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	807	1,326,070
Dollar Tree, Inc. (Multiline Retail)	(a)	4,555	619,936
eBay, Inc. (Internet & Direct Marketing Retail)		11,166	411,020
JD.com, Inc. – ADR (Internet & Direct Marketing Retail)		10,249	515,525
Lucid Group, Inc. (Automobiles)	(a)	34,096	476,321
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,484	694,427
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		6,595	924,223
MercadoLibre, Inc. (Internet & Direct Marketing Retail)	(a)	1,023	846,819
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,286	904,508
Pinduoduo, Inc. – ADR (Internet & Direct Marketing Retail)	(a)	9,512	595,261
Ross Stores, Inc. (Specialty Retail)		7,107	598,907
Starbucks Corp. (Hotels, Restaurants & Leisure)		23,315	1,964,522
Tesla, Inc. (Automobiles)	(a)	38,067	10,097,272
			34,926,584
Consumer Staples–6.6%
Costco Wholesale Corp. (Food & Staples Retailing)		9,001	4,250,902
Keurig Dr Pepper, Inc. (Beverages)		28,773	1,030,649
Kraft Heinz Co. / The (Food Products)		24,903	830,515
Mondelez International, Inc. Class A (Food Products)		27,848	1,526,906
Monster Beverage Corp. (Beverages)	(a)	10,712	931,516
PepsiCo, Inc. (Beverages)		28,038	4,577,484
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		17,563	551,478
			13,699,450
Health Care–6.5%
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	1,586	328,476
Amgen, Inc. (Biotechnology)		10,869	2,449,873
AstraZeneca PLC – ADR (Pharmaceuticals)		12,026	659,506
Biogen, Inc. (Biotechnology)	(a)	2,949	787,383
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	7,977	642,467
Gilead Sciences, Inc. (Biotechnology)		25,468	1,571,121
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,692	551,254
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	3,196	609,765
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	7,260	1,360,814
Moderna, Inc. (Biotechnology)	(a)	7,949	939,969
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,178	1,500,359
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Seagen, Inc. (Biotechnology)	(a)	3,748	$ 512,839
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,211	1,508,793
			13,422,619
Industrials–3.4%
Cintas Corp. (Commercial Svs. & Supplies)		2,074	805,106
Copart, Inc. (Commercial Svs. & Supplies)	(a)	4,829	513,806
CSX Corp. (Road & Rail)		43,507	1,159,026
Fastenal Co. (Trading Companies & Distributors)		11,683	537,885
Honeywell International, Inc. (Industrial Conglomerates)		13,690	2,285,819
Old Dominion Freight Line, Inc. (Road & Rail)		2,271	564,957
PACCAR, Inc. (Machinery)		7,065	591,270
Verisk Analytics, Inc. (Professional Svs.)		3,193	544,502
			7,002,371
Information Technology–48.4%
Adobe, Inc. (Software)	(a)	9,510	2,617,152
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	32,804	2,078,461
Analog Devices, Inc. (Semiconductors & Equip.)		10,452	1,456,382
ANSYS, Inc. (Software)	(a)	1,770	392,409
Apple, Inc. (Tech. Hardware, Storage & Periph.)		196,832	27,202,182
Applied Materials, Inc. (Semiconductors & Equip.)		17,483	1,432,382
ASML Holding N.V. (Semiconductors & Equip.)		1,750	726,862
Atlassian Corp. PLC Class A (Software)	(a)	2,944	619,977
Autodesk, Inc. (Software)	(a)	4,386	819,305
Automatic Data Processing, Inc. (IT Svs.)		8,440	1,909,044
Broadcom, Inc. (Semiconductors & Equip.)		8,229	3,653,758
Cadence Design Systems, Inc. (Software)	(a)	5,565	909,488
Cisco Systems, Inc. (Communications Equip.)		84,147	3,365,880
Cognizant Technology Solutions Corp. Class A (IT Svs.)		10,508	603,579
Crowdstrike Holdings, Inc. Class A (Software)	(a)	4,366	719,560
Datadog, Inc. Class A (Software)	(a)	5,910	524,690
DocuSign, Inc. (Software)	(a)	4,076	217,944
Fiserv, Inc. (IT Svs.)	(a)	12,998	1,216,223
Fortinet, Inc. (Software)	(a)	16,024	787,259
Intel Corp. (Semiconductors & Equip.)		83,439	2,150,223
Intuit, Inc. (Software)		5,732	2,220,118
KLA Corp. (Semiconductors & Equip.)		2,882	872,180
Lam Research Corp. (Semiconductors & Equip.)		2,784	1,018,944
Marvell Technology, Inc. (Semiconductors & Equip.)		17,328	743,544
Microchip Technology, Inc. (Semiconductors & Equip.)		11,214	684,390
Micron Technology, Inc. (Semiconductors & Equip.)		22,417	1,123,092
Microsoft Corp. (Software)		91,343	21,273,785
NVIDIA Corp. (Semiconductors & Equip.)		42,920	5,210,059
NXP Semiconductors N.V. (Semiconductors & Equip.)		5,337	787,261
Okta, Inc. (IT Svs.)	(a)	3,049	173,397
Palo Alto Networks, Inc. (Software)	(a)	6,074	994,860
Paychex, Inc. (IT Svs.)		7,317	821,041
PayPal Holdings, Inc. (IT Svs.)	(a)	23,501	2,022,731
QUALCOMM, Inc. (Semiconductors & Equip.)		22,820	2,578,204
Skyworks Solutions, Inc. (Semiconductors & Equip.)		3,255	277,554
Splunk, Inc. (Software)	(a)	3,307	248,686
Synopsys, Inc. (Software)	(a)	3,107	949,220
Texas Instruments, Inc. (Semiconductors & Equip.)		18,567	2,873,800
VeriSign, Inc. (IT Svs.)	(a)	2,181	378,840
Workday, Inc. Class A (Software)	(a)	4,085	621,819
Zoom Video Communications, Inc. Class A (Software)	(a)	5,090	374,573
Zscaler, Inc. (Software)	(a)	2,883	473,879
			100,124,737

(continued)

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)	Shares	Value
Utilities–1.4%
American Electric Power Co., Inc. (Electric Utilities)	10,438	$ 902,365
Constellation Energy Corp. (Electric Utilities)	6,637	552,132
Exelon Corp. (Electric Utilities)	20,188	756,243
Xcel Energy, Inc. (Electric Utilities)	11,114	711,296
		2,922,036
Total Common Stocks (Cost $161,567,316)		$204,462,301

U.S. Treasury Obligations–0.1%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	01/26/2023	$ 100,000	$ 98,916
Total U.S. Treasury Obligations (Cost $99,606)					$98,916
Money Market Funds–0.5%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 3.011%	(c)	1,046,631	$ 1,046,840
Total Money Market Funds (Cost $1,046,739)			$1,046,840
Total Investments – 99.4% (Cost $162,713,661)	(d)		$205,608,057
Other Assets in Excess of Liabilities – 0.6%	(b)		1,284,563
Net Assets – 100.0%			$206,892,620

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Security is fully pledged, in addition to $37,070 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at September 30, 2022. See also the following Schedule of Open Futures Contracts.
(c)	Rate represents the seven-day yield at September 30, 2022.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2022 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	9	December 16, 2022	$2,084,036	$1,986,390	$(97,646)	$(19,682)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks–98.3%		Shares	Value
Communication Services–7.4%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	74,620	$ 7,137,403
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	54,059	5,197,773
Comcast Corp. Class A (Media)		83,872	2,459,966
Fox Corp. Class A (Media)		106,543	3,268,739
Fox Corp. Class B (Media)		1,610	45,885
Live Nation Entertainment, Inc. (Entertainment)	(a)	4,302	327,124
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	23,181	3,145,198
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	48,314	474,444
Warner Bros Discovery, Inc. (Entertainment)	(a)	13,992	160,908
			22,217,440
Consumer Discretionary–11.1%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	75,429	8,523,477
AutoNation, Inc. (Specialty Retail)	(a)	7,808	795,401
Best Buy Co., Inc. (Specialty Retail)		2,176	137,828
eBay, Inc. (Internet & Direct Marketing Retail)		45,159	1,662,303
H&R Block, Inc. (Diversified Consumer Svs.)		9,077	386,136
Home Depot, Inc. / The (Specialty Retail)		13,835	3,817,630
Lear Corp. (Auto Components)		3,588	429,448
Lennar Corp. Class A (Household Durables)		13,371	996,808
Lowe's Cos., Inc. (Specialty Retail)		9,005	1,691,229
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	3,333	931,773
McDonald's Corp. (Hotels, Restaurants & Leisure)		6,825	1,574,800
Target Corp. (Multiline Retail)		16,057	2,382,698
Tesla, Inc. (Automobiles)	(a)	24,618	6,529,924
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		50,104	1,709,548
Ulta Beauty, Inc. (Specialty Retail)	(a)	1,577	632,677
Whirlpool Corp. (Household Durables)		3,181	428,831
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5,850	622,089
			33,252,600
Consumer Staples–7.0%
Altria Group, Inc. (Tobacco)		29,829	1,204,495
Brown-Forman Corp. Class B (Beverages)		36,440	2,425,811
Colgate-Palmolive Co. (Household Products)		42,989	3,019,977
Costco Wholesale Corp. (Food & Staples Retailing)		2,592	1,224,124
Hershey Co. / The (Food Products)		3,613	796,558
Kroger Co. / The (Food & Staples Retailing)		8,976	392,700
Mondelez International, Inc. Class A (Food Products)		26,985	1,479,588
PepsiCo, Inc. (Beverages)		34,998	5,713,773
Procter & Gamble Co. / The (Household Products)		38,127	4,813,534
			21,070,560
Energy–4.4%
Chevron Corp. (Oil, Gas & Consumable Fuels)		22,194	3,188,612
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		23,388	2,613,141
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		42,430	3,704,564
Halliburton Co. (Energy Equip. & Svs.)		29,974	737,960
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		48,846	1,102,943
Schlumberger N.V. (Energy Equip. & Svs.)		37,137	1,333,218
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		3,759	401,649
			13,082,087
Financials–10.8%
American Express Co. (Consumer Finance)		30,477	4,111,652
Common Stocks (Continued)		Shares	Value
Financials (continued)
Bank of America Corp. (Banks)		165,693	$ 5,003,929
Bank of New York Mellon Corp. / The (Capital Markets)		20,270	780,800
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	16,312	4,355,630
Capital One Financial Corp. (Consumer Finance)		19,465	1,794,089
Charles Schwab Corp. / The (Capital Markets)		10,069	723,659
Discover Financial Services (Consumer Finance)		346	31,458
JPMorgan Chase & Co. (Banks)		41,828	4,371,026
Marsh & McLennan Cos., Inc. (Insurance)		23,299	3,478,308
MetLife, Inc. (Insurance)		35,825	2,177,444
Travelers Cos., Inc. / The (Insurance)		15,259	2,337,679
Voya Financial, Inc. (Diversified Financial Svs.)		56,197	3,399,918
			32,565,592
Health Care–15.4%
Abbott Laboratories (Health Care Equip. & Supplies)		20,264	1,960,745
AbbVie, Inc. (Biotechnology)		8,668	1,163,332
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		23,137	2,812,302
AmerisourceBergen Corp. (Health Care Providers & Svs.)		8,512	1,151,929
Amgen, Inc. (Biotechnology)		10,466	2,359,036
Biogen, Inc. (Biotechnology)	(a)	2,340	624,780
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	49,237	1,906,949
Bristol-Myers Squibb Co. (Pharmaceuticals)		29,065	2,066,231
Cigna Corp. (Health Care Providers & Svs.)		11,223	3,114,046
CVS Health Corp. (Health Care Providers & Svs.)		15,419	1,470,510
Danaher Corp. (Life Sciences Tools & Svs.)		3,165	817,488
Elevance Health, Inc. (Health Care Providers & Svs.)		4,459	2,025,456
Eli Lilly & Co. (Pharmaceuticals)		8,918	2,883,635
Johnson & Johnson (Pharmaceuticals)		33,965	5,548,522
McKesson Corp. (Health Care Providers & Svs.)		1,587	539,374
Medtronic PLC (Health Care Equip. & Supplies)		14,290	1,153,918
Merck & Co., Inc. (Pharmaceuticals)		38,077	3,279,191
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	719	779,482
Pfizer, Inc. (Pharmaceuticals)		48,593	2,126,430
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	15,291	720,971
Teladoc Health, Inc. (Health Care Technology)	(a)	17,134	434,347
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		3,830	1,942,538
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		9,182	4,637,277
Zoetis, Inc. (Pharmaceuticals)		3,814	565,578
			46,084,067
Industrials–7.4%
AMETEK, Inc. (Electrical Equip.)		8,289	940,055
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		6,106	588,069
Caterpillar, Inc. (Machinery)		5,075	832,706
CSX Corp. (Road & Rail)		21,465	571,828
Curtiss-Wright Corp. (Aerospace & Defense)		8,193	1,140,138
Deere & Co. (Machinery)		1,724	575,626
Eaton Corp. PLC (Electrical Equip.)		8,882	1,184,504
Expeditors International of Washington, Inc. (Air Freight & Logistics)		2,233	197,196
Fortune Brands Home & Security, Inc. (Building Products)		7,729	414,970
General Dynamics Corp. (Aerospace & Defense)		15,799	3,352,074

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
HEICO Corp. (Aerospace & Defense)		4,628	$ 666,339
Honeywell International, Inc. (Industrial Conglomerates)		3,950	659,532
Illinois Tool Works, Inc. (Machinery)		10,474	1,892,128
Landstar System, Inc. (Road & Rail)		6,729	971,466
Lockheed Martin Corp. (Aerospace & Defense)		5,763	2,226,189
Owens Corning (Building Products)		6,716	527,945
PACCAR, Inc. (Machinery)		19,439	1,626,850
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	9,000	937,260
Snap-on, Inc. (Machinery)		4,324	870,637
Timken Co. / The (Machinery)		7,333	432,940
United Parcel Service, Inc. Class B (Air Freight & Logistics)		10,368	1,674,847
			22,283,299
Information Technology–25.8%
Accenture PLC Class A (IT Svs.)		4,212	1,083,748
Adobe, Inc. (Software)	(a)	7,982	2,196,646
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	10,093	639,492
Analog Devices, Inc. (Semiconductors & Equip.)		26,958	3,756,328
Apple, Inc. (Tech. Hardware, Storage & Periph.)		139,168	19,233,018
Applied Materials, Inc. (Semiconductors & Equip.)		19,014	1,557,817
Automatic Data Processing, Inc. (IT Svs.)		11,641	2,633,078
Cognizant Technology Solutions Corp. Class A (IT Svs.)		22,574	1,296,650
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		27,067	924,879
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		89,567	1,073,013
HP, Inc. (Tech. Hardware, Storage & Periph.)		21,674	540,116
Intel Corp. (Semiconductors & Equip.)		109,795	2,829,417
Intuit, Inc. (Software)		1,356	525,206
Juniper Networks, Inc. (Communications Equip.)		30,699	801,858
KLA Corp. (Semiconductors & Equip.)		2,212	669,417
Lam Research Corp. (Semiconductors & Equip.)		1,790	655,140
Mastercard, Inc. Class A (IT Svs.)		6,076	1,727,650
Microsoft Corp. (Software)		87,934	20,479,829
NVIDIA Corp. (Semiconductors & Equip.)		15,270	1,853,625
QUALCOMM, Inc. (Semiconductors & Equip.)		14,117	1,594,939
RingCentral, Inc. Class A (Software)	(a)	12,832	512,767
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Salesforce, Inc. (Software)	(a)	17,498	$ 2,516,912
ServiceNow, Inc. (Software)	(a)	5,781	2,182,963
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	7,384	911,481
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		2,404	265,305
Visa, Inc. (IT Svs.)		23,035	4,092,168
Workday, Inc. Class A (Software)	(a)	6,553	997,498
			77,550,960
Materials–3.0%
Corteva, Inc. (Chemicals)		13,184	753,466
Ecolab, Inc. (Chemicals)		20,685	2,987,328
FMC Corp. (Chemicals)		12,328	1,303,069
Linde PLC (Chemicals)		12,636	3,406,539
Steel Dynamics, Inc. (Metals & Mining)		7,068	501,475
			8,951,877
Real Estate–2.9%
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	8,798	593,953
Crown Castle, Inc. (Equity REIT)		6,607	955,042
Essex Property Trust, Inc. (Equity REIT)		8,324	2,016,322
Prologis, Inc. (Equity REIT)		23,281	2,365,350
Simon Property Group, Inc. (Equity REIT)		31,495	2,826,676
			8,757,343
Utilities–3.1%
CMS Energy Corp. (Multi-Utilities)		34,895	2,032,285
DTE Energy Co. (Multi-Utilities)		30,610	3,521,680
Entergy Corp. (Electric Utilities)		16,171	1,627,288
NextEra Energy, Inc. (Electric Utilities)		9,661	757,519
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		27,108	1,037,423
Xcel Energy, Inc. (Electric Utilities)		5,132	328,448
			9,304,643
Total Common Stocks (Cost $331,327,069)			$295,120,468

Money Market Funds–1.4%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 3.011%	(b)	4,312,057	$ 4,312,919
Total Money Market Funds (Cost $4,312,546)			$4,312,919
Total Investments – 99.7% (Cost $335,639,615)	(c)		$299,433,387
Other Assets in Excess of Liabilities – 0.3%	(d)		862,482
Net Assets – 100.0%			$300,295,869

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2022.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $260,000 of cash pledged as collateral for the futures contracts outstanding at September 30, 2022. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2022 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	26	December 16, 2022	$5,227,229	$4,681,950	$(545,279)	$(68,575)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks–99.1%		Shares	Value
Communication Services–2.0%
Bandwidth, Inc. Class A (Diversified Telecom. Svs.)	(a)	12,048	$ 143,371
Cargurus, Inc. (Interactive Media & Svs.)	(a)	3,519	49,864
Cinemark Holdings, Inc. (Entertainment)	(a)	22,619	273,916
Eventbrite, Inc. Class A (Interactive Media & Svs.)	(a)	9,898	60,180
EverQuote, Inc. Class A (Interactive Media & Svs.)	(a)	3,933	26,823
IDT Corp. Class B (Diversified Telecom. Svs.)	(a)	8,567	212,719
Iridium Communications, Inc. (Diversified Telecom. Svs.)	(a)	23,988	1,064,348
Ooma, Inc. (Diversified Telecom. Svs.)	(a)	7,140	87,822
Shutterstock, Inc. (Interactive Media & Svs.)		5,226	262,188
Yelp, Inc. (Interactive Media & Svs.)	(a)	3,270	110,886
Ziff Davis, Inc. (Interactive Media & Svs.)	(a)	5,779	395,746
			2,687,863
Consumer Discretionary–10.3%
1-800-Flowers.com, Inc. Class A (Internet & Direct Marketing Retail)	(a)	25,190	163,483
2U, Inc. (Diversified Consumer Svs.)	(a)	27,237	170,231
Accel Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	32,387	252,942
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	1,831	276,664
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)		15,978	292,877
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	5,371	313,989
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		10,931	320,060
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	7,805	535,891
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	3,650	113,260
Dillard's, Inc. Class A (Multiline Retail)		2,015	549,611
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	1,719	163,700
Fox Factory Holding Corp. (Auto Components)	(a)	5,638	445,853
GoPro, Inc. Class A (Household Durables)	(a)	57,623	284,081
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	17,716	582,679
International Game Technology PLC (Hotels, Restaurants & Leisure)		36,242	572,624
iRobot Corp. (Household Durables)	(a)	2,774	156,259
LCI Industries (Auto Components)		6,080	616,877
M.D.C. Holdings, Inc. (Household Durables)		23,643	648,291
Malibu Boats, Inc. Class A (Leisure Products)	(a)	7,654	367,315
MarineMax, Inc. (Specialty Retail)	(a)	9,622	286,639
Murphy U.S.A., Inc. (Specialty Retail)		3,888	1,068,850
Overstock.com, Inc. (Internet & Direct Marketing Retail)	(a)	12,750	310,463
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		8,993	629,600
Patrick Industries, Inc. (Auto Components)		6,155	269,835
RealReal, Inc. / The (Internet & Direct Marketing Retail)	(a)	25,373	38,060
Rush Street Interactive, Inc. (Hotels, Restaurants & Leisure)	(a)	10,070	37,058
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	11,724	527,346
Signet Jewelers Ltd. (Specialty Retail)		4,659	266,448
Sonic Automotive, Inc. Class A (Specialty Retail)		11,479	497,041
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		6,292	167,808
Stitch Fix, Inc. Class A (Internet & Direct Marketing Retail)	(a)	14,615	57,729
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		12,471	1,088,219
Visteon Corp. (Auto Components)	(a)	2,461	261,014
Wingstop, Inc. (Hotels, Restaurants & Leisure)		7,932	994,831
Winnebago Industries, Inc. (Automobiles)		6,522	347,036
			13,674,664
Consumer Staples–3.8%
Andersons, Inc. / The (Food & Staples Retailing)		15,777	489,560
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
BellRing Brands, Inc. (Personal Products)	(a)	11,298	$ 232,852
Cal-Maine Foods, Inc. (Food Products)		5,910	328,537
Celsius Holdings, Inc. (Beverages)	(a)	2,452	222,347
Central Garden & Pet Co. Class A (Household Products)	(a)	9,778	334,016
Coca-Cola Consolidated, Inc. (Beverages)		546	224,805
Herbalife Nutrition Ltd. (Personal Products)	(a)	16,841	334,968
Hostess Brands, Inc. (Food Products)	(a)	17,404	404,469
Lancaster Colony Corp. (Food Products)		10,136	1,523,238
Medifast, Inc. (Personal Products)		5,444	589,912
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	3,892	108,003
Vital Farms, Inc. (Food Products)	(a)	20,905	250,233
			5,042,940
Energy–6.9%
Cactus, Inc. Class A (Energy Equip. & Svs.)		6,749	259,364
ChampionX Corp. (Energy Equip. & Svs.)		12,609	246,758
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		12,389	1,694,444
Delek U.S. Holdings, Inc. (Oil, Gas & Consumable Fuels)		15,414	418,336
Denbury, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,933	339,261
Energy Fuels, Inc. (Oil, Gas & Consumable Fuels)	(a)	14,224	87,051
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)		29,730	206,921
Liberty Energy, Inc. (Energy Equip. & Svs.)	(a)	44,614	565,706
Matador Resources Co. (Oil, Gas & Consumable Fuels)		14,881	727,979
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		8,632	303,587
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	3,022	306,582
NexTier Oilfield Solutions, Inc. (Energy Equip. & Svs.)	(a)	25,671	189,965
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	23,528	187,283
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		12,569	578,174
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		26,374	308,048
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)	(a)	8,027	282,229
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	23,038	156,658
ProPetro Holding Corp. (Energy Equip. & Svs.)	(a)	15,350	123,567
SM Energy Co. (Oil, Gas & Consumable Fuels)		26,944	1,013,364
Smart Sand, Inc. (Energy Equip. & Svs.)	(a)	47,289	73,771
Valaris Ltd. (Energy Equip. & Svs.)	(a)	13,065	639,401
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	(a)	69,366	406,485
			9,114,934
Financials–4.9%
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		12,462	335,602
Cohen & Steers, Inc. (Capital Markets)		6,316	395,571
Essent Group Ltd. (Thrifts & Mortgage Finance)		19,608	683,731
Federal Agricultural Mortgage Corp. Class C (Thrifts & Mortgage Finance)		5,490	544,279
First Financial Bankshares, Inc. (Banks)		17,980	752,103
Hamilton Lane, Inc. Class A (Capital Markets)		10,125	603,551
Houlihan Lokey, Inc. (Capital Markets)		8,336	628,368
Kinsale Capital Group, Inc. (Insurance)		1,472	375,978
LendingTree, Inc. (Consumer Finance)	(a)	3,863	92,171
Moelis & Co. Class A (Capital Markets)		7,763	262,467
Open Lending Corp. Class A (Capital Markets)	(a)	11,268	90,595
Republic First Bancorp, Inc. (Banks)	(a)	74,418	210,603
RLI Corp. (Insurance)		4,710	482,210
Selectquote, Inc. (Insurance)	(a)	8,673	6,331
ServisFirst Bancshares, Inc. (Banks)		2,809	224,720
Stifel Financial Corp. (Capital Markets)		8,690	451,098
Trupanion, Inc. (Insurance)	(a)	5,319	316,108
			6,455,486

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care–25.3%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	12,690	$ 207,608
Aclaris Therapeutics, Inc. (Pharmaceuticals)	(a)	7,879	124,015
Agenus, Inc. (Biotechnology)	(a)	65,236	133,734
Alector, Inc. (Biotechnology)	(a)	11,265	106,567
Alkermes PLC (Biotechnology)	(a)	19,720	440,348
Allscripts Healthcare Solutions, Inc. (Health Care Technology)	(a)	13,811	210,342
ALX Oncology Holdings, Inc. (Biotechnology)	(a)	1,291	12,355
Amarin Corp. PLC – ADR (Biotechnology)	(a)	17,101	18,640
American Well Corp. Class A (Health Care Technology)	(a)	51,120	183,521
Amicus Therapeutics, Inc. (Biotechnology)	(a)	34,993	365,327
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	6,660	705,694
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	23,639	664,256
Apellis Pharmaceuticals, Inc. (Biotechnology)	(a)	12,533	856,004
Applied Molecular Transport, Inc. (Biotechnology)	(a)	2,404	2,340
Aptinyx, Inc. (Biotechnology)	(a)	23,975	8,825
Arcutis Biotherapeutics, Inc. (Biotechnology)	(a)	5,941	113,532
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	8,746	289,055
Arvinas, Inc. (Pharmaceuticals)	(a)	3,865	171,954
Atara Biotherapeutics, Inc. (Biotechnology)	(a)	26,563	100,408
Athenex, Inc. (Biotechnology)	(a)	11,735	3,161
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	7,974	311,783
Atrion Corp. (Health Care Equip. & Supplies)		585	330,525
Avidity Biosciences, Inc. (Biotechnology)	(a)	5,306	86,647
Avrobio, Inc. (Biotechnology)	(a)	9,661	6,207
Axonics, Inc. (Health Care Equip. & Supplies)	(a)	6,527	459,762
Bausch + Lomb Corp. (Health Care Equip. & Supplies)	(a)	15,701	240,853
Beam Therapeutics, Inc. (Biotechnology)	(a)	4,803	228,815
Berkeley Lights, Inc. (Life Sciences Tools & Svs.)	(a)	19,349	55,338
Beyondspring, Inc. (Biotechnology)	(a)	8,867	8,778
Biohaven Pharmaceutical Holding Co. Ltd. (Biotechnology)	(a)	4,556	688,730
Bionano Genomics, Inc. (Life Sciences Tools & Svs.)	(a)	24,308	44,484
Blueprint Medicines Corp. (Biotechnology)	(a)	11,921	785,475
Bridgebio Pharma, Inc. (Biotechnology)	(a)	17,777	176,703
C4 Therapeutics, Inc. (Biotechnology)	(a)	6,485	56,873
Cardiovascular Systems, Inc. (Health Care Equip. & Supplies)	(a)	15,260	211,504
CareDx, Inc. (Biotechnology)	(a)	4,195	71,399
Cerus Corp. (Health Care Equip. & Supplies)	(a)	42,400	152,640
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	17,805	107,898
Coherus Biosciences, Inc. (Biotechnology)	(a)	29,534	283,822
Collegium Pharmaceutical, Inc. (Pharmaceuticals)	(a)	15,250	244,305
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	34,077	873,734
Cytokinetics, Inc. (Biotechnology)	(a)	3,206	155,331
Deciphera Pharmaceuticals, Inc. (Biotechnology)	(a)	9,562	176,897
Denali Therapeutics, Inc. (Biotechnology)	(a)	19,937	611,867
Editas Medicine, Inc. (Biotechnology)	(a)	20,268	248,080
Enanta Pharmaceuticals, Inc. (Biotechnology)	(a)	3,463	179,626
Ensign Group, Inc. / The (Health Care Providers & Svs.)		11,622	923,949
Evolent Health, Inc. Class A (Health Care Technology)	(a)	24,450	878,488
Fate Therapeutics, Inc. (Biotechnology)	(a)	15,656	350,851
Foghorn Therapeutics, Inc. (Biotechnology)	(a)	8,256	70,836
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	2,764	147,155
Global Blood Therapeutics, Inc. (Biotechnology)	(a)	4,088	278,393
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	7,098	525,465
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	18,533	732,795
Hanger, Inc. (Health Care Providers & Svs.)	(a)	10,925	204,516
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	5,031	222,823
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Harpoon Therapeutics, Inc. (Biotechnology)	(a)	849	$ 824
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	11,939	801,943
Heron Therapeutics, Inc. (Biotechnology)	(a)	34,692	146,400
Heska Corp. (Health Care Equip. & Supplies)	(a)	3,015	219,854
Insmed, Inc. (Biotechnology)	(a)	22,842	492,017
Inspire Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	4,369	774,930
Intellia Therapeutics, Inc. (Biotechnology)	(a)	8,046	450,254
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)	6,783	94,623
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	8,120	377,824
Invitae Corp. (Health Care Providers & Svs.)	(a)	17,449	42,925
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	1,936	242,542
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	39,694	411,230
Karuna Therapeutics, Inc. (Biotechnology)	(a)	3,095	696,158
Karyopharm Therapeutics, Inc. (Biotechnology)	(a)	38,594	210,723
Kiniksa Pharmaceuticals Ltd. Class A (Biotechnology)	(a)	17,844	229,117
Kymera Therapeutics, Inc. (Biotechnology)	(a)	1,184	25,776
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	9,563	672,566
LHC Group, Inc. (Health Care Providers & Svs.)	(a)	3,985	652,185
LivaNova PLC (Health Care Equip. & Supplies)	(a)	1,609	81,689
MacroGenics, Inc. (Biotechnology)	(a)	3,552	12,290
MannKind Corp. (Biotechnology)	(a)	38,144	117,865
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	4,428	695,949
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	7,911	447,051
Mirum Pharmaceuticals, Inc. (Biotechnology)	(a)	7,949	167,008
Neogen Corp. (Health Care Equip. & Supplies)	(a)	9,757	136,305
Neoleukin Therapeutics, Inc. (Biotechnology)	(a)	9,004	5,763
Nevro Corp. (Health Care Equip. & Supplies)	(a)	3,665	170,789
NGM Biopharmaceuticals, Inc. (Pharmaceuticals)	(a)	9,360	122,429
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	4,359	190,968
Omnicell, Inc. (Health Care Equip. & Supplies)	(a)	9,174	798,413
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	36,691	1,154,666
OraSure Technologies, Inc. (Health Care Equip. & Supplies)	(a)	4,376	16,585
Oyster Point Pharma, Inc. (Biotechnology)	(a)	8,152	45,814
Pacira BioSciences, Inc. (Pharmaceuticals)	(a)	4,474	237,972
Personalis, Inc. (Life Sciences Tools & Svs.)	(a)	22,434	66,629
Phreesia, Inc. (Health Care Technology)	(a)	11,187	285,045
Poseida Therapeutics, Inc. (Biotechnology)	(a)	3,813	13,460
Progyny, Inc. (Health Care Providers & Svs.)	(a)	15,151	561,496
PTC Therapeutics, Inc. (Biotechnology)	(a)	13,616	683,523
Recursion Pharmaceuticals, Inc. Class A (Biotechnology)	(a)	7,184	76,438
Relay Therapeutics, Inc. (Biotechnology)	(a)	14,951	334,454
Relmada Therapeutics, Inc. (Pharmaceuticals)	(a)	5,208	192,800
Revance Therapeutics, Inc. (Pharmaceuticals)	(a)	8,096	218,592
Rigel Pharmaceuticals, Inc. (Biotechnology)	(a)	88,669	104,629
Rocket Pharmaceuticals, Inc. (Biotechnology)	(a)	2,755	43,970
Sangamo Therapeutics, Inc. (Biotechnology)	(a)	18,515	90,723
Seer, Inc. (Life Sciences Tools & Svs.)	(a)	2,905	22,485
Select Medical Holdings Corp. (Health Care Providers & Svs.)		16,924	374,020
Seres Therapeutics, Inc. (Biotechnology)	(a)	16,907	108,543
Shockwave Medical, Inc. (Health Care Equip. & Supplies)	(a)	5,684	1,580,550
Silk Road Medical, Inc. (Health Care Equip. & Supplies)	(a)	4,376	196,920
Sorrento Therapeutics, Inc. (Biotechnology)	(a)	45,196	70,958
STAAR Surgical Co. (Health Care Equip. & Supplies)	(a)	8,570	604,613
Sutro Biopharma, Inc. (Biotechnology)	(a)	13,219	73,365
Tactile Systems Technology, Inc. (Health Care Equip. & Supplies)	(a)	6,253	48,711

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
TG Therapeutics, Inc. (Biotechnology)	(a)	15,198	$ 89,972
Theravance Biopharma, Inc. (Pharmaceuticals)	(a)	18,256	185,116
Twist Bioscience Corp. (Biotechnology)	(a)	8,104	285,585
Vericel Corp. (Biotechnology)	(a)	5,321	123,447
Viemed Healthcare, Inc. (Health Care Providers & Svs.)	(a)	11,958	71,748
Y-mAbs Therapeutics, Inc. (Biotechnology)	(a)	4,746	68,437
Zentalis Pharmaceuticals, Inc. (Biotechnology)	(a)	1,298	28,115
Zynex, Inc. (Health Care Equip. & Supplies)		4,771	43,273
			33,442,097
Industrials–18.3%
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	(a)	13,166	526,508
Altra Industrial Motion Corp. (Machinery)		4,205	141,372
Ameresco, Inc. Class A (Construction & Engineering)	(a)	5,464	363,247
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		18,745	1,926,611
ASGN, Inc. (Professional Svs.)	(a)	4,144	374,493
Astec Industries, Inc. (Machinery)		4,471	139,450
Atkore, Inc. (Electrical Equip.)	(a)	9,433	733,982
Bloom Energy Corp. Class A (Electrical Equip.)	(a)	36,804	735,712
Chart Industries, Inc. (Machinery)	(a)	4,586	845,429
Cimpress PLC (Commercial Svs. & Supplies)	(a)	1,170	28,642
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,618	157,480
Desktop Metal, Inc. Class A (Machinery)	(a)	19,562	50,666
Dycom Industries, Inc. (Construction & Engineering)	(a)	2,423	231,469
EMCOR Group, Inc. (Construction & Engineering)		12,173	1,405,738
Evoqua Water Technologies Corp. (Machinery)	(a)	19,925	658,920
Fluor Corp. (Construction & Engineering)	(a)	22,247	553,728
Franklin Covey Co. (Professional Svs.)	(a)	19,851	901,037
Franklin Electric Co., Inc. (Machinery)		20,468	1,672,440
Herc Holdings, Inc. (Trading Companies & Distributors)		842	87,467
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	9,228	636,547
Hyliion Holdings Corp. (Machinery)	(a)	21,888	62,818
Insperity, Inc. (Professional Svs.)		12,702	1,296,747
JELD-WEN Holding, Inc. (Building Products)	(a)	7,549	66,054
Kforce, Inc. (Professional Svs.)		18,664	1,094,644
Korn Ferry (Professional Svs.)		22,727	1,067,033
Manitowoc Co., Inc. / The (Machinery)	(a)	2,982	23,110
Moog, Inc. Class A (Aerospace & Defense)		3,696	260,014
Nikola Corp. (Machinery)	(a)	100,388	353,366
Proto Labs, Inc. (Machinery)	(a)	3,538	128,889
Radiant Logistics, Inc. (Air Freight & Logistics)	(a)	10,231	58,214
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)		7,764	340,529
Saia, Inc. (Road & Rail)	(a)	5,283	1,003,770
Shoals Technologies Group, Inc. Class A (Electrical Equip.)	(a)	13,269	285,947
Simpson Manufacturing Co., Inc. (Building Products)		20,737	1,625,781
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	5,769	600,784
SunPower Corp. (Electrical Equip.)	(a)	8,593	197,983
Terex Corp. (Machinery)		25,018	744,035
Tetra Tech, Inc. (Commercial Svs. & Supplies)		4,900	629,797
UFP Industries, Inc. (Building Products)		14,971	1,080,307
Watts Water Technologies, Inc. Class A (Machinery)		4,055	509,835
Werner Enterprises, Inc. (Road & Rail)		17,598	661,685
			24,262,280
Information Technology–19.4%
8x8, Inc. (Software)	(a)	13,109	45,226
ACI Worldwide, Inc. (Software)	(a)	22,258	465,192
Alarm.com Holdings, Inc. (Software)	(a)	7,198	466,862
Altair Engineering, Inc. Class A (Software)	(a)	14,660	648,265
Ambarella, Inc. (Semiconductors & Equip.)	(a)	4,999	280,844
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Amkor Technology, Inc. (Semiconductors & Equip.)		9,172	$ 156,383
Appian Corp. Class A (Software)	(a)	6,661	271,969
Asana, Inc. Class A (Software)	(a)	9,833	218,588
Avaya Holdings Corp. (Software)	(a)	6,658	10,586
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	3,820	231,339
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		909	83,982
BigCommerce Holdings, Inc. (IT Svs.)	(a)	5,689	84,197
Blackline, Inc. (Software)	(a)	6,296	377,130
Box, Inc. Class A (Software)	(a)	30,486	743,553
BTRS Holdings, Inc. (Software)	(a)	17,554	162,550
Calix, Inc. (Communications Equip.)	(a)	14,377	879,010
CSG Systems International, Inc. (IT Svs.)		16,044	848,407
Digital Turbine, Inc. (Software)	(a)	13,930	200,731
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	4,907	177,486
Domo, Inc. Class B (Software)	(a)	2,462	44,291
Envestnet, Inc. (Software)	(a)	4,458	197,935
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	11,882	493,578
ExlService Holdings, Inc. (IT Svs.)	(a)	2,229	328,465
Extreme Networks, Inc. (Communications Equip.)	(a)	22,134	289,291
Flywire Corp. (IT Svs.)	(a)	4,699	107,889
Hackett Group, Inc. / The (IT Svs.)		6,448	114,259
Ichor Holdings Ltd. (Semiconductors & Equip.)	(a)	12,609	305,264
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,306	437,267
International Money Express, Inc. (IT Svs.)	(a)	6,445	146,882
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	9,900	416,889
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		7,518	289,669
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	20,499	1,008,756
LivePerson, Inc. (Software)	(a)	17,787	167,554
Marqeta, Inc. Class A (IT Svs.)	(a)	55,363	394,185
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	13,361	435,836
Momentive Global, Inc. (Software)	(a)	15,542	90,299
NETGEAR, Inc. (Communications Equip.)	(a)	9,418	188,737
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	11,747	846,489
PagerDuty, Inc. (Software)	(a)	32,016	738,609
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		12,511	564,121
Perficient, Inc. (IT Svs.)	(a)	6,636	431,473
Power Integrations, Inc. (Semiconductors & Equip.)		18,755	1,206,322
Progress Software Corp. (Software)		16,369	696,501
PROS Holdings, Inc. (Software)	(a)	9,570	236,379
Q2 Holdings, Inc. (Software)	(a)	10,094	325,027
Qualys, Inc. (Software)	(a)	3,401	474,065
Rapid7, Inc. (Software)	(a)	13,590	583,011
Semtech Corp. (Semiconductors & Equip.)	(a)	7,428	218,457
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	10,650	1,314,636
Sprout Social, Inc. Class A (Software)	(a)	10,567	641,206
SPS Commerce, Inc. (Software)	(a)	4,067	505,243
StoneCo Ltd. Class A (IT Svs.)	(a)	84,071	801,197
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	5,886	324,142
Synaptics, Inc. (Semiconductors & Equip.)	(a)	5,081	503,070
Tenable Holdings, Inc. (Software)	(a)	19,521	679,331
TTEC Holdings, Inc. (IT Svs.)		6,055	268,297
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	8,538	219,853
Varonis Systems, Inc. (Software)	(a)	30,100	798,252
Verra Mobility Corp. (IT Svs.)	(a)	10,734	164,982
Workiva, Inc. (Software)	(a)	12,530	974,834
Yext, Inc. (Software)	(a)	70,778	315,670
			25,640,513
Materials–3.4%
Avient Corp. (Chemicals)		17,816	539,825
Cabot Corp. (Chemicals)		12,355	789,361
Constellium SE (Metals & Mining)	(a)	29,879	302,973

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
H.B. Fuller Co. (Chemicals)		9,020	$ 542,102
Hawkins, Inc. (Chemicals)		2,602	101,452
Ingevity Corp. (Chemicals)	(a)	4,255	257,981
Livent Corp. (Chemicals)	(a)	29,382	900,558
Novagold Resources, Inc. (Metals & Mining)	(a)	65,935	309,235
Quaker Chemical Corp. (Chemicals)		1,818	262,483
Schnitzer Steel Industries, Inc. Class A (Metals & Mining)		7,765	220,992
Stepan Co. (Chemicals)		1,768	165,608
Venator Materials PLC (Chemicals)	(a)	55,792	49,097
			4,441,667
Real Estate–2.3%
Braemar Hotels & Resorts, Inc. (Equity REIT)		51,306	220,616
Broadstone Net Lease, Inc. (Equity REIT)		2	31
Corporate Office Properties Trust (Equity REIT)		47,344	1,099,801
Cushman & Wakefield PLC (Real Estate Mgmt. & Development)	(a)	11,168	127,873
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)		10,682	350,156
NexPoint Residential Trust, Inc. (Equity REIT)		18,946	875,494
Outfront Media, Inc. (Equity REIT)		20,772	315,527
Redfin Corp. (Real Estate Mgmt. & Development)	(a)	4,977	29,066
			3,018,564
Utilities–2.5%
Black Hills Corp. (Multi-Utilities)		5,648	382,539
Brookfield Infrastructure Corp. Class A (Gas Utilities)		29,108	1,184,695
Common Stocks (Continued)		Shares	Value
Utilities (continued)
Clearway Energy, Inc. Class A (Ind. Power & Renewable Elec.)		5,330	$ 155,103
Clearway Energy, Inc. Class C (Ind. Power & Renewable Elec.)		29,695	945,786
Portland General Electric Co. (Electric Utilities)		6,632	288,227
Sunnova Energy International, Inc. (Ind. Power & Renewable Elec.)	(a)	18,441	407,177
			3,363,527
Total Common Stocks (Cost $167,387,410)			$131,144,535

Rights–0.0%	Quantity	Value
Health Care–0.0%
Flexion Therapeutics, Inc. CVR (Biotechnology)	6,185	$ 3,835
Prevail Therapeutics, Inc. CVR (Biotechnology)	2,231	1,115
Total Rights (Cost $4,950)		$4,950

Money Market Funds–1.5%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 3.011%	(b)	1,925,696	$ 1,926,081
Total Money Market Funds (Cost $1,925,831)			$1,926,081
Total Investments – 100.6% (Cost $169,318,191)	(c)		$133,075,566
Liabilities in Excess of Other Assets – (0.6)%	(d)		(744,244)
Net Assets – 100.0%			$132,331,322

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2022.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $137,500 of cash pledged as collateral for the futures contracts outstanding at September 30, 2022. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2022 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Russell 2000 Index - Long	25	December 16, 2022	$2,336,996	$2,087,250	$(249,746)	$(15,375)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks–98.7%		Shares	Value
Communication Services–1.8%
Cable One, Inc. (Media)		785	$ 669,644
Frontier Communications Parent, Inc. (Diversified Telecom. Svs.)	(a)	35,878	840,622
Iridium Communications, Inc. (Diversified Telecom. Svs.)	(a)	20,435	906,701
John Wiley & Sons, Inc. Class A (Media)		6,916	259,765
New York Times Co. / The Class A (Media)		26,629	765,584
TEGNA, Inc. (Media)		35,926	742,950
TripAdvisor, Inc. (Interactive Media & Svs.)	(a)	16,766	370,193
World Wrestling Entertainment, Inc. Class A (Entertainment)		6,959	488,313
Ziff Davis, Inc. (Interactive Media & Svs.)	(a)	7,594	520,037
			5,563,809
Consumer Discretionary–13.5%
Adient PLC (Auto Components)	(a)	15,259	423,437
AutoNation, Inc. (Specialty Retail)	(a)	6,216	633,224
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		13,065	622,547
Brunswick Corp. (Leisure Products)		11,968	783,306
Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	22,214	853,906
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		6,275	411,201
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		4,667	511,130
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		5,338	982,993
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)		5,695	383,274
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		3,667	339,491
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	9,922	681,245
Dana, Inc. (Auto Components)		20,534	234,704
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	4,270	1,334,845
Dick's Sporting Goods, Inc. (Specialty Retail)		9,158	958,293
Five Below, Inc. (Specialty Retail)	(a)	8,930	1,229,393
Foot Locker, Inc. (Specialty Retail)		12,928	402,449
Fox Factory Holding Corp. (Auto Components)	(a)	6,802	537,902
GameStop Corp. Class A (Specialty Retail)	(a)	40,677	1,022,213
Gap, Inc. / The (Specialty Retail)		34,348	281,997
Gentex Corp. (Auto Components)		37,842	902,153
Goodyear Tire & Rubber Co. / The (Auto Components)	(a)	45,514	459,236
Graham Holdings Co. Class B (Diversified Consumer Svs.)		624	335,700
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	5,143	423,012
H&R Block, Inc. (Diversified Consumer Svs.)		25,684	1,092,597
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		56,155	390,839
Harley-Davidson, Inc. (Automobiles)		21,405	746,606
Helen of Troy Ltd. (Household Durables)	(a)	3,864	372,644
KB Home (Household Durables)		13,593	352,331
Kohl's Corp. (Multiline Retail)		20,671	519,876
Lear Corp. (Auto Components)		9,556	1,143,758
Leggett & Platt, Inc. (Household Durables)		21,341	708,948
Light & Wonder, Inc. (Hotels, Restaurants & Leisure)	(a)	15,181	650,961
Lithia Motors, Inc. (Specialty Retail)		4,430	950,456
Macy's, Inc. (Multiline Retail)		43,400	680,078
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)		6,322	770,399
Mattel, Inc. (Leisure Products)	(a)	56,850	1,076,739
Murphy U.S.A., Inc. (Specialty Retail)		3,457	950,364
Nordstrom, Inc. (Multiline Retail)		18,159	303,800
Ollie's Bargain Outlet Holdings, Inc. (Multiline Retail)	(a)	9,352	482,563
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		5,189	363,282
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	25,518	702,000
Polaris, Inc. (Leisure Products)		9,010	861,806
PVH Corp. (Textiles, Apparel & Luxury Goods)		10,776	482,765
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
RH (Specialty Retail)	(a)	3,217	$ 791,607
Service Corp. International (Diversified Consumer Svs.)		25,375	1,465,152
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	21,706	688,514
Taylor Morrison Home Corp. (Household Durables)	(a)	18,289	426,499
Tempur Sealy International, Inc. (Household Durables)		27,711	668,944
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		10,758	938,743
Thor Industries, Inc. (Automobiles)		8,776	614,144
Toll Brothers, Inc. (Household Durables)		17,206	722,652
TopBuild Corp. (Household Durables)	(a)	5,211	858,669
Topgolf Callaway Brands Corp. (Leisure Products)	(a)	22,301	429,517
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		13,487	460,176
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	30,464	202,586
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	32,018	190,827
Victoria's Secret & Co. (Specialty Retail)	(a)	13,370	389,334
Visteon Corp. (Auto Components)	(a)	4,526	480,028
Wendy's Co. / The (Hotels, Restaurants & Leisure)		27,394	511,994
Williams-Sonoma, Inc. (Specialty Retail)		11,066	1,304,128
Wingstop, Inc. (Hotels, Restaurants & Leisure)		4,814	603,772
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		14,534	891,661
YETI Holdings, Inc. (Leisure Products)	(a)	13,868	395,515
			41,384,925
Consumer Staples–4.0%
BellRing Brands, Inc. (Personal Products)	(a)	21,798	449,257
BJ's Wholesale Club Holdings, Inc. (Food & Staples Retailing)	(a)	21,757	1,584,127
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	1,532	495,832
Casey's General Stores, Inc. (Food & Staples Retailing)		5,995	1,214,107
Celsius Holdings, Inc. (Beverages)	(a)	6,452	585,067
Coca-Cola Consolidated, Inc. (Beverages)		743	305,915
Coty, Inc. Class A (Personal Products)	(a)	58,075	367,034
Darling Ingredients, Inc. (Food Products)	(a)	25,810	1,707,332
Energizer Holdings, Inc. (Household Products)		10,649	267,716
Flowers Foods, Inc. (Food Products)		31,050	766,625
Grocery Outlet Holding Corp. (Food & Staples Retailing)	(a)	14,162	471,453
Ingredion, Inc. (Food Products)		10,544	849,003
Lancaster Colony Corp. (Food Products)		3,189	479,243
Nu Skin Enterprises, Inc. Class A (Personal Products)		8,108	270,564
Performance Food Group Co. (Food & Staples Retailing)	(a)	24,947	1,071,474
Pilgrim's Pride Corp. (Food Products)	(a)	7,308	168,230
Post Holdings, Inc. (Food Products)	(a)	8,751	716,794
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	17,296	479,964
			12,249,737
Energy–3.9%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		53,896	494,765
ChampionX Corp. (Energy Equip. & Svs.)		32,660	639,156
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	30,493	473,556
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		15,568	807,824
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)		69,654	521,012
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		23,382	1,258,887

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Matador Resources Co. (Oil, Gas & Consumable Fuels)		18,067	$ 883,838
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		23,518	827,128
NOV, Inc. (Energy Equip. & Svs.)		63,219	1,022,883
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		15,493	895,340
Range Resources Corp. (Oil, Gas & Consumable Fuels)		39,879	1,007,344
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	179,338	1,097,549
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		36,462	2,200,117
			12,129,399
Financials–15.5%
Affiliated Managers Group, Inc. (Capital Markets)		6,152	688,101
Alleghany Corp. (Insurance)	(a)	2,165	1,817,236
American Financial Group, Inc. (Insurance)		11,239	1,381,610
Annaly Capital Management, Inc. (Mortgage REIT)		69,378	1,190,518
Associated Banc-Corp. (Banks)		24,187	485,675
Bank of Hawaii Corp. (Banks)		6,466	492,192
Bank OZK (Banks)		17,897	708,005
Bread Financial Holdings, Inc. (Consumer Finance)		8,022	252,292
Brighthouse Financial, Inc. (Insurance)	(a)	11,557	501,805
Cadence Bank (Banks)		29,364	746,139
Cathay General Bancorp (Banks)		11,976	460,597
CNO Financial Group, Inc. (Insurance)		18,409	330,810
Commerce Bancshares, Inc. (Banks)		17,557	1,161,571
Cullen / Frost Bankers, Inc. (Banks)		10,321	1,364,643
East West Bancorp, Inc. (Banks)		22,680	1,522,735
Essent Group Ltd. (Thrifts & Mortgage Finance)		17,332	604,367
Evercore, Inc. Class A (Capital Markets)		5,795	476,639
Federated Hermes, Inc. (Capital Markets)		13,628	451,359
First American Financial Corp. (Insurance)		16,763	772,774
First Financial Bankshares, Inc. (Banks)		20,859	872,532
First Horizon Corp. (Banks)		86,359	1,977,621
FirstCash Holdings, Inc. (Consumer Finance)		6,132	449,782
FNB Corp. (Banks)		56,433	654,623
Fulton Financial Corp. (Banks)		26,881	424,720
Glacier Bancorp, Inc. (Banks)		17,826	875,791
Hancock Whitney Corp. (Banks)		13,794	631,903
Hanover Insurance Group, Inc. / The (Insurance)		5,735	734,883
Home BancShares, Inc. (Banks)		30,731	691,755
Interactive Brokers Group, Inc. Class A (Capital Markets)		16,551	1,057,774
International Bancshares Corp. (Banks)		8,511	361,718
Janus Henderson Group PLC (Capital Markets)		21,328	433,172
Jefferies Financial Group, Inc. (Capital Markets)		29,929	882,905
Kemper Corp. (Insurance)		10,277	424,029
Kinsale Capital Group, Inc. (Insurance)		3,465	885,030
MGIC Investment Corp. (Thrifts & Mortgage Finance)		48,836	626,078
Navient Corp. (Consumer Finance)		17,811	261,644
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		75,024	639,955
Old National Bancorp (Banks)		47,135	776,313
Old Republic International Corp. (Insurance)		46,238	967,761
PacWest Bancorp (Banks)		18,952	428,315
Pinnacle Financial Partners, Inc. (Banks)		12,298	997,368
Primerica, Inc. (Insurance)		6,028	744,157
Prosperity Bancshares, Inc. (Banks)		14,678	978,729
Reinsurance Group of America, Inc. (Insurance)		10,784	1,356,735
RenaissanceRe Holdings Ltd. (Insurance)		7,034	987,503
RLI Corp. (Insurance)		6,499	665,368
SEI Investments Co. (Capital Markets)		16,570	812,759
Selective Insurance Group, Inc. (Insurance)		9,710	790,394
SLM Corp. (Consumer Finance)		40,458	566,007
Stifel Financial Corp. (Capital Markets)		17,083	886,779
Common Stocks (Continued)		Shares	Value
Financials (continued)
Synovus Financial Corp. (Banks)		23,397	$ 877,621
Texas Capital Bancshares, Inc. (Banks)	(a)	8,027	473,834
UMB Financial Corp. (Banks)		6,997	589,777
Umpqua Holdings Corp. (Banks)		34,931	596,971
United Bankshares, Inc. (Banks)		21,658	774,274
Unum Group (Insurance)		30,257	1,173,972
Valley National Bancorp (Banks)		67,631	730,415
Voya Financial, Inc. (Diversified Financial Svs.)		15,759	953,419
Washington Federal, Inc. (Banks)		10,538	315,929
Webster Financial Corp. (Banks)		28,299	1,279,115
Wintrust Financial Corp. (Banks)		9,788	798,211
			47,816,709
Health Care–10.1%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	14,620	1,142,992
Amedisys, Inc. (Health Care Providers & Svs.)	(a)	5,221	505,341
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	17,037	563,073
Bruker Corp. (Life Sciences Tools & Svs.)		16,233	861,323
Chemed Corp. (Health Care Providers & Svs.)		2,399	1,047,307
Encompass Health Corp. (Health Care Providers & Svs.)		16,058	726,303
Enovis Corp. (Health Care Equip. & Supplies)	(a)	7,666	353,173
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	26,296	862,772
Exelixis, Inc. (Biotechnology)	(a)	51,795	812,146
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	12,398	738,549
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	8,259	611,414
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	22,173	876,720
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	13,578	912,034
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	3,231	486,589
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	7,734	561,798
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	11,692	495,273
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	10,088	1,344,629
LHC Group, Inc. (Health Care Providers & Svs.)	(a)	4,993	817,154
LivaNova PLC (Health Care Equip. & Supplies)	(a)	8,618	437,536
Masimo Corp. (Health Care Equip. & Supplies)	(a)	7,778	1,097,942
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	4,040	634,967
Neogen Corp. (Health Care Equip. & Supplies)	(a)	34,781	485,891
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	15,392	1,634,784
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	8,363	366,383
Omnicell, Inc. (Health Care Equip. & Supplies)	(a)	7,128	620,350
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	24,879	782,942
Patterson Cos., Inc. (Health Care Providers & Svs.)		13,942	334,887
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	6,098	1,156,181
Perrigo Co. PLC (Pharmaceuticals)		21,665	772,574
Progyny, Inc. (Health Care Providers & Svs.)	(a)	12,004	444,868
QuidelOrtho Corp. (Health Care Equip. & Supplies)	(a)	8,728	623,877
R1 RCM, Inc. (Health Care Providers & Svs.)	(a)	22,098	409,476
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	8,305	1,553,948
Shockwave Medical, Inc. (Health Care Equip. & Supplies)	(a)	5,782	1,607,801
Sotera Health Co. (Life Sciences Tools & Svs.)	(a)	15,931	108,649
STAAR Surgical Co. (Health Care Equip. & Supplies)	(a)	7,731	545,422
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	16,519	778,871
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	10,336	494,578
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	17,364	895,635
United Therapeutics Corp. (Biotechnology)	(a)	7,325	1,533,708
			31,039,860

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials–18.5%
Acuity Brands, Inc. (Electrical Equip.)		5,265	$ 829,080
AECOM (Construction & Engineering)		22,476	1,536,684
AGCO Corp. (Machinery)		9,965	958,334
ASGN, Inc. (Professional Svs.)	(a)	8,079	730,099
Avis Budget Group, Inc. (Road & Rail)	(a)	4,641	689,003
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	10,867	1,257,855
Brink's Co. / The (Commercial Svs. & Supplies)		7,610	368,628
Builders FirstSource, Inc. (Building Products)	(a)	25,118	1,479,953
CACI International, Inc. Class A (Professional Svs.)	(a)	3,769	983,935
Carlisle Cos., Inc. (Building Products)		8,324	2,334,132
Chart Industries, Inc. (Machinery)	(a)	5,772	1,064,068
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	8,098	890,618
Crane Holdings Co. (Machinery)		7,674	671,782
Curtiss-Wright Corp. (Aerospace & Defense)		6,179	859,870
Donaldson Co., Inc. (Machinery)		19,884	974,515
Dycom Industries, Inc. (Construction & Engineering)	(a)	4,756	454,341
EMCOR Group, Inc. (Construction & Engineering)		7,942	917,142
EnerSys (Electrical Equip.)		6,545	380,723
Esab Corp. (Machinery)		7,344	244,996
Flowserve Corp. (Machinery)		21,034	511,126
Fluor Corp. (Construction & Engineering)	(a)	22,868	569,185
FTI Consulting, Inc. (Professional Svs.)	(a)	5,559	921,182
GATX Corp. (Trading Companies & Distributors)		5,681	483,737
Graco, Inc. (Machinery)		27,216	1,631,599
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	19,089	669,260
Hexcel Corp. (Aerospace & Defense)		13,535	700,030
Hubbell, Inc. (Electrical Equip.)		8,639	1,926,497
IAA, Inc. (Commercial Svs. & Supplies)	(a)	21,525	685,571
Insperity, Inc. (Professional Svs.)		5,752	587,222
ITT, Inc. (Machinery)		13,310	869,675
JetBlue Airways Corp. (Airlines)	(a)	52,230	346,285
KBR, Inc. (Professional Svs.)		22,378	967,177
Kennametal, Inc. (Machinery)		13,091	269,413
Kirby Corp. (Marine)	(a)	9,641	585,884
Knight-Swift Transportation Holdings, Inc. (Road & Rail)		25,857	1,265,183
Landstar System, Inc. (Road & Rail)		5,862	846,297
Lennox International, Inc. (Building Products)		5,189	1,155,435
Lincoln Electric Holdings, Inc. (Machinery)		9,321	1,171,836
ManpowerGroup, Inc. (Professional Svs.)		8,327	538,674
MasTec, Inc. (Construction & Engineering)	(a)	9,197	584,009
MDU Resources Group, Inc. (Construction & Engineering)		32,727	895,083
Mercury Systems, Inc. (Aerospace & Defense)	(a)	9,282	376,849
Middleby Corp. / The (Machinery)	(a)	8,672	1,111,490
MillerKnoll, Inc. (Commercial Svs. & Supplies)		12,207	190,429
MSA Safety, Inc. (Commercial Svs. & Supplies)		5,918	646,719
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		7,617	554,594
nVent Electric PLC (Electrical Equip.)		26,798	847,085
Oshkosh Corp. (Machinery)		10,521	739,521
Owens Corning (Building Products)		15,488	1,217,512
Regal Rexnord Corp. (Electrical Equip.)		10,700	1,501,852
Ryder System, Inc. (Road & Rail)		8,238	621,887
Saia, Inc. (Road & Rail)	(a)	4,251	807,690
Simpson Manufacturing Co., Inc. (Building Products)		6,947	544,645
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	14,835	624,702
SunPower Corp. (Electrical Equip.)	(a)	13,730	316,339
Sunrun, Inc. (Electrical Equip.)	(a)	34,111	941,122
Terex Corp. (Machinery)		10,912	324,523
Tetra Tech, Inc. (Commercial Svs. & Supplies)		8,581	1,102,916
Timken Co. / The (Machinery)		10,757	635,093
Toro Co. / The (Machinery)		16,829	1,455,372
Trex Co., Inc. (Building Products)	(a)	17,745	779,715
Univar Solutions, Inc. (Trading Companies & Distributors)	(a)	26,843	610,410
Valmont Industries, Inc. (Construction & Engineering)		3,436	922,978
Vicor Corp. (Electrical Equip.)	(a)	3,579	211,662
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Watsco, Inc. (Trading Companies & Distributors)		5,344	$ 1,375,866
Watts Water Technologies, Inc. Class A (Machinery)		4,394	552,458
Werner Enterprises, Inc. (Road & Rail)		9,491	356,862
Woodward, Inc. (Aerospace & Defense)		9,682	777,077
XPO Logistics, Inc. (Road & Rail)	(a)	18,514	824,243
			56,777,729
Information Technology–13.0%
ACI Worldwide, Inc. (Software)	(a)	18,354	383,599
Amkor Technology, Inc. (Semiconductors & Equip.)		16,149	275,341
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	10,327	952,046
Aspen Technology, Inc. (Software)	(a)	4,657	1,109,297
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		15,234	550,252
Azenta, Inc. (Semiconductors & Equip.)		12,073	517,449
Belden, Inc. (Electronic Equip., Instr. & Comp.)		7,005	420,440
Blackbaud, Inc. (Software)	(a)	7,169	315,866
Calix, Inc. (Communications Equip.)	(a)	9,135	558,514
Ciena Corp. (Communications Equip.)	(a)	24,094	974,120
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	9,000	619,200
Cognex Corp. (Electronic Equip., Instr. & Comp.)		27,906	1,156,704
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	20,862	727,041
CommVault Systems, Inc. (Software)	(a)	7,209	382,365
Concentrix Corp. (IT Svs.)		6,868	766,675
Dynatrace, Inc. (Software)	(a)	32,372	1,126,869
Envestnet, Inc. (Software)	(a)	8,883	394,405
Euronet Worldwide, Inc. (IT Svs.)	(a)	7,581	574,337
ExlService Holdings, Inc. (IT Svs.)	(a)	5,321	784,103
Fair Isaac Corp. (Software)	(a)	4,064	1,674,409
First Solar, Inc. (Semiconductors & Equip.)	(a)	15,954	2,110,236
Genpact Ltd. (IT Svs.)		27,168	1,189,143
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	5,333	449,839
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		22,137	1,277,526
Kyndryl Holdings, Inc. (IT Svs.)	(a)	32,847	271,645
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	22,097	1,087,393
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		3,984	791,581
Lumentum Holdings, Inc. (Communications Equip.)	(a)	11,105	761,470
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	8,220	425,714
Manhattan Associates, Inc. (Software)	(a)	10,094	1,342,805
Maximus, Inc. (IT Svs.)		9,745	563,943
MKS Instruments, Inc. (Semiconductors & Equip.)		9,201	760,371
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		21,297	803,749
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	22,033	418,847
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,736	663,368
Paylocity Holding Corp. (Software)	(a)	6,584	1,590,563
Power Integrations, Inc. (Semiconductors & Equip.)		9,200	591,744
Qualys, Inc. (Software)	(a)	5,619	783,232
Sabre Corp. (IT Svs.)	(a)	52,692	271,364
Science Applications International Corp. (IT Svs.)		8,961	792,421
Semtech Corp. (Semiconductors & Equip.)	(a)	10,247	301,364
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	5,507	679,784
SiTime Corp. (Semiconductors & Equip.)	(a)	2,577	202,887
Synaptics, Inc. (Semiconductors & Equip.)	(a)	6,376	631,288
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		6,786	550,955
Teradata Corp. (Software)	(a)	16,544	513,857
Universal Display Corp. (Semiconductors & Equip.)		6,992	659,695

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Viasat, Inc. (Communications Equip.)	(a)	12,160	$ 367,597
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		21,028	374,088
Vontier Corp. (Electronic Equip., Instr. & Comp.)		25,416	424,701
Western Union Co. / The (IT Svs.)		62,081	838,094
WEX, Inc. (IT Svs.)	(a)	7,110	902,543
Wolfspeed, Inc. (Semiconductors & Equip.)	(a)	19,898	2,056,657
Xerox Holdings Corp. (Tech. Hardware, Storage & Periph.)		18,029	235,819
			39,949,315
Materials–6.5%
Alcoa Corp. (Metals & Mining)		28,957	974,693
AptarGroup, Inc. (Containers & Packaging)		10,515	999,240
Ashland, Inc. (Chemicals)		8,017	761,375
Avient Corp. (Chemicals)		13,758	416,867
Cabot Corp. (Chemicals)		9,060	578,843
Chemours Co. / The (Chemicals)		24,969	615,486
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	83,253	1,121,418
Commercial Metals Co. (Metals & Mining)		19,393	688,064
Eagle Materials, Inc. (Construction Materials)		6,065	650,047
Greif, Inc. Class A (Containers & Packaging)		4,285	255,257
Ingevity Corp. (Chemicals)	(a)	5,756	348,986
Louisiana-Pacific Corp. (Paper & Forest Products)		11,887	608,496
MP Materials Corp. (Metals & Mining)	(a)	14,858	405,623
NewMarket Corp. (Chemicals)		1,112	334,523
Olin Corp. (Chemicals)		21,724	931,525
Reliance Steel & Aluminum Co. (Metals & Mining)		9,704	1,692,475
Royal Gold, Inc. (Metals & Mining)		10,564	991,115
RPM International, Inc. (Chemicals)		20,763	1,729,766
Scotts Miracle-Gro Co. / The (Chemicals)		6,492	277,533
Sensient Technologies Corp. (Chemicals)		6,766	469,154
Silgan Holdings, Inc. (Containers & Packaging)		13,481	566,741
Sonoco Products Co. (Containers & Packaging)		15,691	890,150
Steel Dynamics, Inc. (Metals & Mining)		27,920	1,980,924
United States Steel Corp. (Metals & Mining)		38,178	691,785
Valvoline, Inc. (Chemicals)		28,489	721,911
Worthington Industries, Inc. (Metals & Mining)		4,863	185,475
			19,887,472
Real Estate–8.0%
Apartment Income REIT Corp. (Equity REIT)		24,814	958,317
Brixmor Property Group, Inc. (Equity REIT)		48,233	890,863
Corporate Office Properties Trust (Equity REIT)		18,094	420,324
Cousins Properties, Inc. (Equity REIT)		24,372	569,086
Douglas Emmett, Inc. (Equity REIT)		28,290	507,240
EastGroup Properties, Inc. (Equity REIT)		7,012	1,012,112
EPR Properties (Equity REIT)		12,073	432,938
First Industrial Realty Trust, Inc. (Equity REIT)		21,257	952,526
Healthcare Realty Trust, Inc. (Equity REIT)		61,247	1,277,000
Highwoods Properties, Inc. (Equity REIT)		16,928	456,379
Independence Realty Trust, Inc. (Equity REIT)		35,703	597,311
JBG SMITH Properties (Equity REIT)		16,018	297,614
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	7,712	1,165,052
Kilroy Realty Corp. (Equity REIT)		16,929	712,880
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Kite Realty Group Trust (Equity REIT)	35,269	$ 607,332
Lamar Advertising Co. Class A (Equity REIT)	14,020	1,156,510
Life Storage, Inc. (Equity REIT)	13,581	1,504,231
Macerich Co. / The (Equity REIT)	34,570	274,486
Medical Properties Trust, Inc. (Equity REIT)	96,402	1,143,328
National Retail Properties, Inc. (Equity REIT)	28,505	1,136,209
National Storage Affiliates Trust (Equity REIT)	13,736	571,143
Omega Healthcare Investors, Inc. (Equity REIT)	37,679	1,111,154
Park Hotels & Resorts, Inc. (Equity REIT)	36,189	407,488
Pebblebrook Hotel Trust (Equity REIT)	21,088	305,987
Physicians Realty Trust (Equity REIT)	36,424	547,817
PotlatchDeltic Corp. (Equity REIT)	12,971	532,330
Rayonier, Inc. (Equity REIT)	23,566	706,273
Rexford Industrial Realty, Inc. (Equity REIT)	27,533	1,431,716
Sabra Health Care REIT, Inc. (Equity REIT)	37,171	487,683
SL Green Realty Corp. (Equity REIT)	10,344	415,415
Spirit Realty Capital, Inc. (Equity REIT)	21,943	793,459
STORE Capital Corp. (Equity REIT)	42,766	1,339,859
		24,722,062
Utilities–3.9%
ALLETE, Inc. (Electric Utilities)	9,184	459,659
Black Hills Corp. (Multi-Utilities)	10,474	709,404
Essential Utilities, Inc. (Water Utilities)	38,380	1,588,165
Hawaiian Electric Industries, Inc. (Electric Utilities)	17,617	610,605
IDACORP, Inc. (Electric Utilities)	8,137	805,644
National Fuel Gas Co. (Gas Utilities)	14,719	905,955
New Jersey Resources Corp. (Gas Utilities)	15,482	599,153
NorthWestern Corp. (Multi-Utilities)	9,035	445,245
OGE Energy Corp. (Electric Utilities)	32,220	1,174,741
ONE Gas, Inc. (Gas Utilities)	8,711	613,167
Ormat Technologies, Inc. (Ind. Power & Renewable Elec.)	7,202	620,812
PNM Resources, Inc. (Electric Utilities)	13,812	631,623
Portland General Electric Co. (Electric Utilities)	14,362	624,173
Southwest Gas Holdings, Inc. (Gas Utilities)	9,921	691,990
Spire, Inc. (Gas Utilities)	8,465	527,624
UGI Corp. (Gas Utilities)	33,692	1,089,262
		12,097,222
Total Common Stocks (Cost $293,643,596)		$303,618,239

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	01/26/2023	$ 100,000	$ 98,917
Total U.S. Treasury Obligations (Cost $99,605)					$98,917

Money Market Funds–0.5%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 3.011%	(c)	1,621,788	$ 1,622,112
Total Money Market Funds (Cost $1,621,959)			$1,622,112
Total Investments – 99.2% (Cost $295,365,160)	(d)		$305,339,268
Other Assets in Excess of Liabilities – 0.8%	(b)		2,344,479
Net Assets – 100.0%			$307,683,747

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Security is fully pledged, in addition to $145,070 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at September 30, 2022. See also the following Schedule of Open Futures Contracts.
(c)	Rate represents the seven-day yield at September 30, 2022.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Open Futures Contracts	September 30, 2022 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index - Long	18	December 16, 2022	$4,216,173	$3,974,760	$(241,413)	$(16,698)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks–97.1%		Shares	Value
Communication Services–6.8%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	10,809	$ 1,033,881
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	12,292	1,181,876
Fox Corp. Class A (Media)		13,888	426,084
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	1,545	209,626
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	7,370	72,373
Spotify Technology SA (Entertainment)	(a)	1,291	111,413
			3,035,253
Consumer Discretionary–16.3%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	18,840	2,128,920
AutoNation, Inc. (Specialty Retail)	(a)	1,237	126,013
AutoZone, Inc. (Specialty Retail)	(a)	56	119,948
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	38	62,442
Dollar General Corp. (Multiline Retail)		527	126,406
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		190	58,938
eBay, Inc. (Internet & Direct Marketing Retail)		8,839	325,364
H&R Block, Inc. (Diversified Consumer Svs.)		3,239	137,787
Home Depot, Inc. / The (Specialty Retail)		2,387	658,669
Lowe's Cos., Inc. (Specialty Retail)		1,849	347,261
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	975	272,571
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		468	65,585
MercadoLibre, Inc. (Internet & Direct Marketing Retail)	(a)	121	100,161
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		881	73,229
NVR, Inc. (Household Durables)	(a)	21	83,729
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		654	55,544
Target Corp. (Multiline Retail)		1,171	173,765
Tesla, Inc. (Automobiles)	(a)	7,036	1,866,299
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		147	12,827
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		8,804	300,392
Ulta Beauty, Inc. (Specialty Retail)	(a)	325	130,387
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		655	69,653
			7,295,890
Consumer Staples–5.8%
Brown-Forman Corp. Class B (Beverages)		2,144	142,726
Colgate-Palmolive Co. (Household Products)		2,132	149,773
Costco Wholesale Corp. (Food & Staples Retailing)		852	402,374
Estee Lauder Cos., Inc. / The Class A (Personal Products)		974	210,287
PepsiCo, Inc. (Beverages)		6,364	1,038,987
Procter & Gamble Co. / The (Household Products)		4,152	524,190
Sysco Corp. (Food & Staples Retailing)		1,836	129,823
			2,598,160
Energy–1.1%
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		3,307	369,491
Halliburton Co. (Energy Equip. & Svs.)		2,254	55,494
Schlumberger N.V. (Energy Equip. & Svs.)		2,326	83,503
			508,488
Financials–2.9%
American Express Co. (Consumer Finance)		4,087	551,377
Blackstone, Inc. (Capital Markets)		1,034	86,546
Common Stocks (Continued)		Shares	Value
Financials (continued)
Marsh & McLennan Cos., Inc. (Insurance)		3,855	$ 575,513
Voya Financial, Inc. (Diversified Financial Svs.)		1,467	88,753
			1,302,189
Health Care–12.2%
Abbott Laboratories (Health Care Equip. & Supplies)		1,986	192,165
AbbVie, Inc. (Biotechnology)		3,416	458,461
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		4,200	510,510
AmerisourceBergen Corp. (Health Care Providers & Svs.)		583	78,897
Amgen, Inc. (Biotechnology)		1,727	389,266
Blueprint Medicines Corp. (Biotechnology)	(a)	1,395	91,917
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	3,941	152,635
Cigna Corp. (Health Care Providers & Svs.)		1,380	382,909
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	856	70,731
Elevance Health, Inc. (Health Care Providers & Svs.)		191	86,760
Eli Lilly & Co. (Pharmaceuticals)		2,329	753,082
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	368	119,894
McKesson Corp. (Health Care Providers & Svs.)		440	149,543
Merck & Co., Inc. (Pharmaceuticals)		2,917	251,212
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	134	145,272
Seagen, Inc. (Biotechnology)	(a)	512	70,057
Teladoc Health, Inc. (Health Care Technology)	(a)	456	11,560
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		304	154,186
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		2,073	1,046,948
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	736	121,352
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	248	71,806
Zoetis, Inc. (Pharmaceuticals)		1,221	181,062
			5,490,225
Industrials–6.2%
AMETEK, Inc. (Electrical Equip.)		1,087	123,277
Caterpillar, Inc. (Machinery)		1,151	188,856
CSX Corp. (Road & Rail)		4,867	129,657
Deere & Co. (Machinery)		618	206,344
Expeditors International of Washington, Inc. (Air Freight & Logistics)		325	28,701
General Dynamics Corp. (Aerospace & Defense)		2,090	443,435
Illinois Tool Works, Inc. (Machinery)		928	167,643
J.B. Hunt Transport Services, Inc. (Road & Rail)		343	53,652
Lockheed Martin Corp. (Aerospace & Defense)		708	273,493
Old Dominion Freight Line, Inc. (Road & Rail)		222	55,227
Owens Corning (Building Products)		1,311	103,058
PACCAR, Inc. (Machinery)		798	66,785
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	1,082	112,679
Snap-on, Inc. (Machinery)		272	54,767
Tetra Tech, Inc. (Commercial Svs. & Supplies)		864	111,050
Timken Co. / The (Machinery)		1,365	80,590
Uber Technologies, Inc. (Road & Rail)	(a)	6,935	183,777
Union Pacific Corp. (Road & Rail)		388	75,590
United Parcel Service, Inc. Class B (Air Freight & Logistics)		1,879	303,534
			2,762,115
Information Technology–41.7%
Accenture PLC Class A (IT Svs.)		1,897	488,098
Adobe, Inc. (Software)	(a)	1,935	532,512

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	3,598	$ 227,969
Analog Devices, Inc. (Semiconductors & Equip.)		2,715	378,308
Apple, Inc. (Tech. Hardware, Storage & Periph.)		34,273	4,736,529
Applied Materials, Inc. (Semiconductors & Equip.)		2,262	185,326
Autodesk, Inc. (Software)	(a)	695	129,826
Automatic Data Processing, Inc. (IT Svs.)		2,065	467,082
Box, Inc. Class A (Software)	(a)	4,152	101,267
Broadcom, Inc. (Semiconductors & Equip.)		306	135,867
Cadence Design Systems, Inc. (Software)	(a)	2,056	336,012
CDW Corp. (Electronic Equip., Instr. & Comp.)		584	91,151
Ceridian HCM Holding, Inc. (Software)	(a)	1,182	66,050
Cognizant Technology Solutions Corp. Class A (IT Svs.)		2,815	161,694
Crowdstrike Holdings, Inc. Class A (Software)	(a)	1,024	168,765
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		3,582	122,397
DocuSign, Inc. (Software)	(a)	1,337	71,489
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	234	64,928
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	9,046	150,706
Gartner, Inc. (IT Svs.)	(a)	815	225,502
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		8,373	100,309
HP, Inc. (Tech. Hardware, Storage & Periph.)		4,568	113,835
HubSpot, Inc. (Software)	(a)	199	53,754
Intel Corp. (Semiconductors & Equip.)		4,820	124,211
Intuit, Inc. (Software)		1,031	399,327
KLA Corp. (Semiconductors & Equip.)		1,063	321,696
Lam Research Corp. (Semiconductors & Equip.)		454	166,164
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	1,172	57,674
Manhattan Associates, Inc. (Software)	(a)	172	22,881
Mastercard, Inc. Class A (IT Svs.)		1,928	548,208
Microsoft Corp. (Software)		16,252	3,785,091
NVIDIA Corp. (Semiconductors & Equip.)		6,089	739,144
Palo Alto Networks, Inc. (Software)	(a)	1,276	208,996
Paycom Software, Inc. (Software)	(a)	572	188,754
Paylocity Holding Corp. (Software)	(a)	258	62,328
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	2,172	59,448
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
QUALCOMM, Inc. (Semiconductors & Equip.)		2,917	$ 329,563
RingCentral, Inc. Class A (Software)	(a)	4,419	176,583
Salesforce, Inc. (Software)	(a)	2,204	317,023
ServiceNow, Inc. (Software)	(a)	1,370	517,326
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	925	114,182
Splunk, Inc. (Software)	(a)	1,050	78,960
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		1,312	144,792
Visa, Inc. (IT Svs.)		4,846	860,892
Workday, Inc. Class A (Software)	(a)	1,541	234,571
Zscaler, Inc. (Software)	(a)	893	146,782
			18,713,972
Materials–1.9%
Corteva, Inc. (Chemicals)		1,163	66,465
Ecolab, Inc. (Chemicals)		2,741	395,855
FMC Corp. (Chemicals)		945	99,887
Linde PLC (Chemicals)		996	268,512
			830,719
Real Estate–1.6%
American Tower Corp. (Equity REIT)		456	97,903
Crown Castle, Inc. (Equity REIT)		1,466	211,910
Prologis, Inc. (Equity REIT)		1,368	138,989
SBA Communications Corp. (Equity REIT)		496	141,186
Simon Property Group, Inc. (Equity REIT)		1,648	147,908
Zillow Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	106	3,035
			740,931
Utilities–0.6%
DTE Energy Co. (Multi-Utilities)		2,221	255,526
Total Common Stocks (Cost $50,030,532)			$43,533,468

Money Market Funds–1.7%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 3.011%	(b)	734,376	$ 734,523
Total Money Market Funds (Cost $734,408)			$734,523
Total Investments – 98.8% (Cost $50,764,940)	(c)		$44,267,991
Other Assets in Excess of Liabilities – 1.2%	(d)		556,036
Net Assets – 100.0%			$44,824,027

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2022.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $45,000 of cash pledged as collateral for the futures contracts outstanding at September 30, 2022. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2022 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	3	December 16, 2022	$760,555	$662,130	$(98,425)	$(11,565)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks–47.6%		Shares	Value
Communication Services–3.6%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	5,914	$ 565,674
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	237,733	22,858,028
AT&T, Inc. (Diversified Telecom. Svs.)		95,173	1,459,954
Comcast Corp. Class A (Media)		66,982	1,964,582
Electronic Arts, Inc. (Entertainment)		24,573	2,843,342
Lumen Technologies, Inc. (Diversified Telecom. Svs.)		86,311	628,344
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	25,560	3,467,981
Netflix, Inc. (Entertainment)	(a)	7,176	1,689,517
Paramount Global Class B (Media)		39,060	743,702
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	50,939	1,186,879
Verizon Communications, Inc. (Diversified Telecom. Svs.)		47,932	1,819,978
Warner Bros Discovery, Inc. (Entertainment)	(a)	72,902	838,373
			40,066,354
Consumer Discretionary–4.1%
Advance Auto Parts, Inc. (Specialty Retail)		3,286	513,733
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	91,571	10,347,523
Aptiv PLC (Auto Components)	(a)	7,218	564,520
AutoZone, Inc. (Specialty Retail)	(a)	2,403	5,147,058
Best Buy Co., Inc. (Specialty Retail)		8,764	555,112
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	488	801,886
BorgWarner, Inc. (Auto Components)		16,589	520,895
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	1,475	2,216,571
Dollar General Corp. (Multiline Retail)		4,443	1,065,698
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		1,406	436,141
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	26,398	2,643,232
General Motors Co. (Automobiles)		26,329	844,898
Home Depot, Inc. / The (Specialty Retail)		32,422	8,946,527
Lennar Corp. Class A (Household Durables)		8,933	665,955
Lithia Motors, Inc. (Specialty Retail)		2,011	431,460
LKQ Corp. (Distributors)		12,033	567,356
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		41,544	3,453,137
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	3,709	2,608,725
PulteGroup, Inc. (Household Durables)		13,775	516,562
Service Corp. International (Diversified Consumer Svs.)		8,894	513,539
Tractor Supply Co. (Specialty Retail)		4,453	827,724
V.F. Corp. (Textiles, Apparel & Luxury Goods)		13,783	412,249
Whirlpool Corp. (Household Durables)		3,601	485,451
Williams-Sonoma, Inc. (Specialty Retail)		4,702	554,131
			45,640,083
Consumer Staples–3.9%
Altria Group, Inc. (Tobacco)		32,228	1,301,367
BJ's Wholesale Club Holdings, Inc. (Food & Staples Retailing)	(a)	20,702	1,507,313
Bunge Ltd. (Food Products)		14,867	1,227,568
Coca-Cola Co. / The (Beverages)		66,276	3,712,782
Costco Wholesale Corp. (Food & Staples Retailing)		18,254	8,620,817
Estee Lauder Cos., Inc. / The Class A (Personal Products)		5,492	1,185,723
General Mills, Inc. (Food Products)		27,086	2,075,058
Keurig Dr Pepper, Inc. (Beverages)		78,576	2,814,592
Kimberly-Clark Corp. (Household Products)		10,786	1,213,856
Koninklijke Ahold Delhaize N.V. – ADR (Food & Staples Retailing)		75,810	1,928,606
Kroger Co. / The (Food & Staples Retailing)		31,348	1,371,475
Molson Coors Beverage Co. Class B (Beverages)		24,305	1,166,397
Monster Beverage Corp. (Beverages)	(a)	84,486	7,346,903
Philip Morris International, Inc. (Tobacco)		28,808	2,391,352
Procter & Gamble Co. / The (Household Products)		15,171	1,915,339
Tyson Foods, Inc. Class A (Food Products)		16,680	1,099,712
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		38,399	1,205,729
Walmart, Inc. (Food & Staples Retailing)		14,372	1,864,048
			43,948,637
Energy–1.6%
APA Corp. (Oil, Gas & Consumable Fuels)		36,923	1,262,397
Baker Hughes Co. (Energy Equip. & Svs.)		48,466	1,015,847
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		15,760	1,484,750
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		51,831	1,353,826
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		5,088	444,233
Halliburton Co. (Energy Equip. & Svs.)		42,954	1,057,527

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		86,386	$ 1,437,463
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		18,611	1,848,631
Phillips 66 (Oil, Gas & Consumable Fuels)		18,212	1,470,073
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		6,515	1,410,693
Schlumberger N.V. (Energy Equip. & Svs.)		44,049	1,581,359
Shell PLC – ADR (Oil, Gas & Consumable Fuels)		48,373	2,407,041
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		14,317	1,529,771
			18,303,611
Financials–4.9%
Alleghany Corp. (Insurance)	(a)	1,388	1,165,046
Ally Financial, Inc. (Consumer Finance)		34,704	965,812
American International Group, Inc. (Insurance)		27,040	1,283,859
Annaly Capital Management, Inc. (Mortgage REIT)		48,692	835,559
Bank of New York Mellon Corp. / The (Capital Markets)		31,393	1,209,258
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	17,308	4,621,582
Capital One Financial Corp. (Consumer Finance)		13,320	1,227,704
CBOE Global Markets, Inc. (Capital Markets)		8,844	1,038,020
Citigroup, Inc. (Banks)		38,128	1,588,794
Citizens Financial Group, Inc. (Banks)		33,953	1,166,625
CME Group, Inc. (Capital Markets)		3,336	590,906
Discover Financial Services (Consumer Finance)		13,525	1,229,693
Everest Re Group Ltd. (Insurance)		10,557	2,770,579
Fidelity National Financial, Inc. (Insurance)		31,282	1,132,408
Fifth Third Bancorp (Banks)		37,267	1,191,053
Hartford Financial Services Group, Inc. / The (Insurance)		18,978	1,175,497
Houlihan Lokey, Inc. (Capital Markets)		21,531	1,623,007
Intercontinental Exchange, Inc. (Capital Markets)		19,675	1,777,636
JPMorgan Chase & Co. (Banks)		55,373	5,786,479
KeyCorp (Banks)		69,723	1,116,963
Lincoln National Corp. (Insurance)		24,478	1,074,829
Marsh & McLennan Cos., Inc. (Insurance)		12,728	1,900,163
MetLife, Inc. (Insurance)		22,318	1,356,488
MSCI, Inc. (Capital Markets)		3,124	1,317,672
Progressive Corp. / The (Insurance)		21,329	2,478,643
Prudential Financial, Inc. (Insurance)		14,092	1,208,812
Regions Financial Corp. (Banks)		64,668	1,297,887
Reinsurance Group of America, Inc. (Insurance)		9,728	1,223,880
Selective Insurance Group, Inc. (Insurance)		11,515	937,321
State Street Corp. (Capital Markets)		20,278	1,233,105
Synchrony Financial (Consumer Finance)		42,904	1,209,464
T. Rowe Price Group, Inc. (Capital Markets)		11,186	1,174,642
U.S. Bancorp (Banks)		59,748	2,409,039
Willis Towers Watson PLC (Insurance)		13,776	2,768,150
			55,086,575
Health Care–9.7%
AbbVie, Inc. (Biotechnology)		27,001	3,623,804
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a)	4,317	1,060,514
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	5,415	1,121,501
AmerisourceBergen Corp. (Health Care Providers & Svs.)		9,150	1,238,270
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	41,667	816,673
Biogen, Inc. (Biotechnology)	(a)	7,170	1,914,390
Cardinal Health, Inc. (Health Care Providers & Svs.)		25,783	1,719,210
Centene Corp. (Health Care Providers & Svs.)	(a)	42,166	3,280,936
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	5,948	1,170,566
Cigna Corp. (Health Care Providers & Svs.)		6,780	1,881,247
CVS Health Corp. (Health Care Providers & Svs.)		49,527	4,723,390
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		36,356	1,030,693
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	59,438	4,911,362
Eli Lilly & Co. (Pharmaceuticals)		7,676	2,482,035
Genmab A/S – ADR (Biotechnology)	(a)	23,379	751,167
Gilead Sciences, Inc. (Biotechnology)		29,384	1,812,699
HCA Healthcare, Inc. (Health Care Providers & Svs.)		8,993	1,652,823
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	19,746	1,274,012
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	11,110	3,619,638
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	4,369	833,562
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	25,936	4,861,444
Johnson & Johnson (Pharmaceuticals)		19,773	3,230,117
McKesson Corp. (Health Care Providers & Svs.)		10,986	3,733,812

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Merck & Co., Inc. (Pharmaceuticals)		49,839	$ 4,292,135
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	1,774	1,923,229
Moderna, Inc. (Biotechnology)	(a)	11,136	1,316,832
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	4,650	1,533,756
Organon & Co. (Pharmaceuticals)		38,691	905,369
QIAGEN N.V. (Life Sciences Tools & Svs.)	(a)	27,999	1,155,799
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,794	1,924,703
Roche Holding AG – ADR (Pharmaceuticals)		61,503	2,498,252
Royalty Pharma PLC Class A (Pharmaceuticals)		32,266	1,296,448
Teleflex, Inc. (Health Care Equip. & Supplies)		5,401	1,088,085
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		1,664	843,964
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		31,680	15,999,667
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	22,088	3,641,869
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	31,626	9,156,992
Viatris, Inc. (Pharmaceuticals)		127,621	1,087,331
Zoetis, Inc. (Pharmaceuticals)		53,472	7,929,363
			109,337,659
Industrials–2.2%
3M Co. (Industrial Conglomerates)		8,245	911,073
AECOM (Construction & Engineering)		17,007	1,162,769
AMETEK, Inc. (Electrical Equip.)		16,790	1,904,154
Builders FirstSource, Inc. (Building Products)	(a)	11,027	649,711
Carrier Global Corp. (Building Products)		20,956	745,195
Copart, Inc. (Commercial Svs. & Supplies)	(a)	37,611	4,001,810
Fortune Brands Home & Security, Inc. (Building Products)		9,492	509,626
General Dynamics Corp. (Aerospace & Defense)		4,189	888,780
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		2,654	587,861
IDEX Corp. (Machinery)		9,680	1,934,548
Johnson Controls International PLC (Building Products)		16,084	791,655
L3Harris Technologies, Inc. (Aerospace & Defense)		3,590	746,110
Lockheed Martin Corp. (Aerospace & Defense)		7,352	2,840,004
Masco Corp. (Building Products)		12,035	561,914
Northrop Grumman Corp. (Aerospace & Defense)		2,667	1,254,343
Otis Worldwide Corp. (Machinery)		10,286	656,247
Pentair PLC (Machinery)		12,662	514,457
RELX PLC – ADR (Professional Svs.)		33,084	804,272
Robert Half International, Inc. (Professional Svs.)		7,324	560,286
Stanley Black & Decker, Inc. (Machinery)		6,110	459,533
Textron, Inc. (Aerospace & Defense)		10,166	592,271
Trex Co., Inc. (Building Products)	(a)	17,928	787,756
Verisk Analytics, Inc. (Professional Svs.)		3,410	581,507
Watsco, Inc. (Trading Companies & Distributors)		2,372	610,695
			25,056,577
Information Technology–14.9%
Adobe, Inc. (Software)	(a)	17,253	4,748,026
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	23,422	1,484,018
Amdocs Ltd. (IT Svs.)		28,441	2,259,637
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		44,308	2,966,864
Analog Devices, Inc. (Semiconductors & Equip.)		2,702	376,497
Apple, Inc. (Tech. Hardware, Storage & Periph.)		63,413	8,763,677
Arista Networks, Inc. (Communications Equip.)	(a)	45,521	5,138,866
ASML Holding N.V. (Semiconductors & Equip.)		3,380	1,403,883
Atlassian Corp. PLC Class A (Software)	(a)	7,263	1,529,515
Autodesk, Inc. (Software)	(a)	14,200	2,652,560
Automatic Data Processing, Inc. (IT Svs.)		9,004	2,036,615
Block, Inc. (IT Svs.)	(a)	10,847	596,477
Booz Allen Hamilton Holding Corp. (IT Svs.)		31,890	2,945,041
Broadcom, Inc. (Semiconductors & Equip.)		8,923	3,961,901
CDW Corp. (Electronic Equip., Instr. & Comp.)		8,511	1,328,397
Cognex Corp. (Electronic Equip., Instr. & Comp.)		21,040	872,108
Corning, Inc. (Electronic Equip., Instr. & Comp.)		19,058	553,063
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		11,198	382,636
DocuSign, Inc. (Software)	(a)	8,009	428,241
Entegris, Inc. (Semiconductors & Equip.)		26,632	2,210,989
EPAM Systems, Inc. (IT Svs.)	(a)	11,543	4,180,759
Fidelity National Information Services, Inc. (IT Svs.)		43,280	3,270,670
Fortinet, Inc. (Software)	(a)	93,449	4,591,149
Genpact Ltd. (IT Svs.)		75,497	3,304,504

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Global Payments, Inc. (IT Svs.)		5,966	$ 644,626
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		42,149	504,945
HP, Inc. (Tech. Hardware, Storage & Periph.)		18,573	462,839
Intel Corp. (Semiconductors & Equip.)		41,799	1,077,160
KLA Corp. (Semiconductors & Equip.)		4,568	1,382,414
Manhattan Associates, Inc. (Software)	(a)	8,773	1,167,072
Mastercard, Inc. Class A (IT Svs.)		5,369	1,526,621
Micron Technology, Inc. (Semiconductors & Equip.)		15,045	753,754
Microsoft Corp. (Software)		150,651	35,086,618
Motorola Solutions, Inc. (Communications Equip.)		13,714	3,071,525
NortonLifeLock, Inc. (Software)		139,500	2,809,530
NVIDIA Corp. (Semiconductors & Equip.)		35,914	4,359,600
Oracle Corp. (Software)		49,932	3,049,347
Paychex, Inc. (IT Svs.)		26,605	2,985,347
PayPal Holdings, Inc. (IT Svs.)	(a)	37,514	3,228,830
PTC, Inc. (Software)	(a)	17,179	1,796,923
Qorvo, Inc. (Semiconductors & Equip.)	(a)	5,375	426,829
QUALCOMM, Inc. (Semiconductors & Equip.)		61,255	6,920,590
Roper Technologies, Inc. (Software)		9,485	3,411,185
Salesforce, Inc. (Software)	(a)	8,717	1,253,853
ServiceNow, Inc. (Software)	(a)	6,880	2,597,957
Skyworks Solutions, Inc. (Semiconductors & Equip.)		5,847	498,574
SS&C Technologies Holdings, Inc. (IT Svs.)		9,081	433,618
Synopsys, Inc. (Software)	(a)	808	246,852
Texas Instruments, Inc. (Semiconductors & Equip.)		4,673	723,287
Tyler Technologies, Inc. (Software)	(a)	5,581	1,939,397
VeriSign, Inc. (IT Svs.)	(a)	14,950	2,596,815
Visa, Inc. (IT Svs.)		82,791	14,707,821
VMware, Inc. Class A (Software)		18,517	1,971,320
Workday, Inc. Class A (Software)	(a)	3,573	543,882
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	9,363	2,453,200
Zoom Video Communications, Inc. Class A (Software)	(a)	5,237	385,391
			167,003,815
Materials–0.6%
Amcor PLC (Containers & Packaging)		52,991	568,593
Celanese Corp. (Chemicals)		5,229	472,388
Dow, Inc. (Chemicals)		15,478	679,949
DuPont de Nemours, Inc. (Chemicals)		13,134	661,954
International Paper Co. (Containers & Packaging)		15,187	481,428
LyondellBasell Industries N.V. Class A (Chemicals)		22,114	1,664,742
Sherwin-Williams Co. / The (Chemicals)		7,330	1,500,817
Westrock Co. (Containers & Packaging)		14,948	461,744
			6,491,615
Real Estate–0.5%
Boston Properties, Inc. (Equity REIT)		7,731	579,593
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	9,590	647,421
Federal Realty Investment Trust (Equity REIT)		6,691	602,993
Lamar Advertising Co. Class A (Equity REIT)		6,913	570,253
Medical Properties Trust, Inc. (Equity REIT)		42,691	506,315
Regency Centers Corp. (Equity REIT)		11,127	599,189
Simon Property Group, Inc. (Equity REIT)		7,793	699,422
Sun Communities, Inc. (Equity REIT)		2,947	398,817
VICI Properties, Inc. (Equity REIT)		26,741	798,219
Weyerhaeuser Co. (Equity REIT)		23,160	661,450
			6,063,672
Utilities–1.6%
Ameren Corp. (Multi-Utilities)		16,513	1,330,122
American Electric Power Co., Inc. (Electric Utilities)		26,112	2,257,382
CenterPoint Energy, Inc. (Multi-Utilities)		72,363	2,039,189
Constellation Energy Corp. (Electric Utilities)		24,369	2,027,257
Evergy, Inc. (Electric Utilities)		20,910	1,242,054
NextEra Energy, Inc. (Electric Utilities)		16,484	1,292,511
NiSource, Inc. (Multi-Utilities)		45,632	1,149,470
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		34,680	1,327,204
PG&E Corp. (Electric Utilities)	(a)	137,435	1,717,938
Pinnacle West Capital Corp. (Electric Utilities)		18,028	1,162,986

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)	Shares	Value
Utilities (continued)
UGI Corp. (Gas Utilities)	34,108	$ 1,102,712
Vistra Corp. (Ind. Power & Renewable Elec.)	56,959	1,196,139
		17,844,964
Total Common Stocks (Cost $567,509,051)		$534,843,562

U.S. Treasury Obligations–15.9%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		2.500%	04/30/2024	$40,351,900	$ 39,226,460
U.S. Treasury Note		3.000%	06/30/2024	2,293,600	2,243,607
U.S. Treasury Note	(b)	2.250%	11/15/2024	1,865,000	1,788,943
U.S. Treasury Note	(b)	0.500%	03/31/2025	6,986,200	6,373,543
U.S. Treasury Note		1.625%	05/15/2026	1,662,900	1,519,930
U.S. Treasury Note		2.750%	07/31/2027	38,326,900	36,090,166
U.S. Treasury Note		1.875%	02/15/2032	54,359,300	46,061,013
U.S. Treasury Note		2.750%	08/15/2032	4,674,200	4,273,972
U.S. Treasury Note		1.750%	08/15/2041	2,584,800	1,767,256
U.S. Treasury Note		2.000%	11/15/2041	656,500	469,859
U.S. Treasury Note		2.375%	02/15/2042	268,200	205,508
U.S. Treasury Note		3.250%	05/15/2042	24,263,600	21,533,945
U.S. Treasury Note	(b)	2.750%	08/15/2042	2,036,600	1,654,419
U.S. Treasury Note		2.250%	08/15/2049	1,246,800	911,576
U.S. Treasury Note		2.375%	11/15/2049	338,600	254,982
U.S. Treasury Note		1.875%	02/15/2051	263,000	174,114
U.S. Treasury Note		2.375%	05/15/2051	338,200	253,016
U.S. Treasury Note		2.000%	08/15/2051	866,300	591,724
U.S. Treasury Note	(b)	2.250%	02/15/2052	16,994,700	12,347,712
U.S. Treasury Note		2.875%	05/15/2052	1,371,700	1,150,299
Total U.S. Treasury Obligations (Cost $194,948,779)					$178,892,044

Corporate Bonds–15.0%		Rate	Maturity	Face Amount	Value
Communication Services–0.8%
AT&T, Inc. (Diversified Telecom. Svs.)		3.650%	09/15/2059	$ 33,000	$ 21,381
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(c)	4.500%	08/15/2030	59,000	46,660
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(c)	4.750%	02/01/2032	102,000	79,436
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(c)	4.500%	06/01/2033	209,000	154,403
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		5.050%	03/30/2029	519,000	477,698
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	62,000	54,596
Discovery Communications LLC (Media)		5.200%	09/20/2047	75,000	55,353
Discovery Communications LLC (Media)		5.300%	05/15/2049	35,000	26,118
DISH DBS Corp. (Media)	(c)	5.250%	12/01/2026	1,021,000	836,451
DISH DBS Corp. (Media)	(c)	5.750%	12/01/2028	158,000	119,407
Entegris Escrow Corp. (Media)	(c)	4.750%	04/15/2029	209,000	184,092
Fox Corp. (Media)		5.576%	01/25/2049	1,068,000	913,322
Globo Comunicacao e Participacoes SA (Media)		4.875%	01/22/2030	794,000	597,485
Level 3 Financing, Inc. (Diversified Telecom. Svs.)	(c)	3.875%	11/15/2029	309,000	243,449
Magallanes, Inc. (Media)	(c)	4.279%	03/15/2032	1,122,000	923,050
Netflix, Inc. (Entertainment)		5.875%	11/15/2028	310,000	302,492
Tencent Holdings Ltd. (Interactive Media & Svs.)	(c)	1.810%	01/26/2026	201,000	180,160
Tencent Holdings Ltd. (Interactive Media & Svs.)	(c)	3.240%	06/03/2050	201,000	122,068
Time Warner Cable LLC (Media)		7.300%	07/01/2038	811,000	771,242
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.625%	04/15/2026	70,000	63,435
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.625%	02/15/2029	46,000	37,980
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.375%	04/15/2029	28,000	24,191
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,293,000	1,146,911
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.550%	02/15/2031	94,000	74,475
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.875%	02/15/2031	143,000	115,235
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.150%	03/22/2030	1,458,000	1,240,155
Weibo Corp. (Interactive Media & Svs.)		3.375%	07/08/2030	742,000	544,669
					9,355,914
Consumer Discretionary–1.7%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(c)	3.500%	02/15/2029	1,088,000	894,880
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	1,335,000	1,146,009
Advance Auto Parts, Inc. (Specialty Retail)		3.500%	03/15/2032	3,000	2,392
AutoZone, Inc. (Specialty Retail)		3.750%	04/18/2029	303,000	272,859
AutoZone, Inc. (Specialty Retail)		1.650%	01/15/2031	1,010,000	750,264
Bath & Body Works, Inc. (Specialty Retail)	(c)	6.625%	10/01/2030	995,000	865,650

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		4.625%	04/13/2030	$ 1,302,000	$ 1,223,665
Carnival Corp. (Hotels, Restaurants & Leisure)	(c)	4.000%	08/01/2028	237,000	191,197
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op (Hotels, Restaurants & Leisure)		5.375%	04/15/2027	1,000,000	928,895
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,257,000	1,180,453
Ford Motor Co. (Automobiles)		6.100%	08/19/2032	441,000	388,786
General Motors Co. (Automobiles)		6.125%	10/01/2025	79,000	79,034
General Motors Co. (Automobiles)		4.200%	10/01/2027	94,000	86,061
General Motors Co. (Automobiles)		6.800%	10/01/2027	107,000	108,135
General Motors Co. (Automobiles)		5.000%	10/01/2028	269,000	247,445
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		3.250%	01/15/2032	2,123,000	1,595,904
Jaguar Land Rover Automotive PLC (Automobiles)	(c)	5.500%	07/15/2029	1,227,000	854,225
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		3.900%	08/08/2029	1,829,000	1,512,177
Lowe's Cos., Inc. (Specialty Retail)		5.800%	09/15/2062	640,000	587,235
Marriott International, Inc. (Hotels, Restaurants & Leisure)		5.750%	05/01/2025	1,264,000	1,276,472
Mattel, Inc. (Leisure Products)	(c)	3.375%	04/01/2026	128,000	114,232
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.500%	07/01/2027	272,000	254,018
McDonald's Corp. (Hotels, Restaurants & Leisure)		2.625%	09/01/2029	1,700,000	1,450,872
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.625%	09/01/2049	90,000	65,526
MDC Holdings, Inc. (Household Durables)		6.000%	01/15/2043	1,150,000	862,899
Nissan Motor Co. Ltd. (Automobiles)	(c)	4.345%	09/17/2027	430,000	370,654
O'Reilly Automotive, Inc. (Specialty Retail)		3.600%	09/01/2027	6,000	5,571
O'Reilly Automotive, Inc. (Specialty Retail)		4.350%	06/01/2028	47,000	44,740
O'Reilly Automotive, Inc. (Specialty Retail)		3.900%	06/01/2029	232,000	211,393
Prosus N.V. (Internet & Direct Marketing Retail)	(c)	3.257%	01/19/2027	629,000	526,563
Prosus N.V. (Internet & Direct Marketing Retail)	(c)	3.680%	01/21/2030	216,000	161,840
Ross Stores, Inc. (Specialty Retail)		4.700%	04/15/2027	280,000	272,309
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(c)	10.875%	06/01/2023	136,000	139,060
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(c)	11.500%	06/01/2025	143,000	151,938
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(c)	8.250%	01/15/2029	416,000	404,920
Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	(c)	5.625%	08/26/2028	292,000	194,507
					19,422,780
Consumer Staples–1.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(c)	3.500%	03/15/2029	156,000	125,736
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(c)	4.875%	02/15/2030	971,000	821,476
Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	(c)	2.950%	01/25/2030	77,000	63,310
Altria Group, Inc. (Tobacco)		4.800%	02/14/2029	106,000	97,846
Altria Group, Inc. (Tobacco)		3.400%	05/06/2030	1,934,000	1,566,028
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	180,000	167,952
B.A.T. Capital Corp. (Tobacco)		2.259%	03/25/2028	1,460,000	1,161,281
Campbell Soup Co. (Food Products)		3.950%	03/15/2025	113,000	109,905
Cargill, Inc. (Food Products)	(c)	1.375%	07/23/2023	77,000	74,999
Cargill, Inc. (Food Products)	(c)	2.125%	04/23/2030	1,301,000	1,054,070
Coca-Cola Co. / The (Beverages)		3.375%	03/25/2027	1,376,000	1,312,790
Coca-Cola Co. / The (Beverages)		3.450%	03/25/2030	182,000	165,439
Estee Lauder Cos., Inc. / The (Personal Products)		2.600%	04/15/2030	412,000	349,205
Fomento Economico Mexicano S.A.B. de C.V. (Beverages)		3.500%	01/16/2050	182,000	124,872
J.M. Smucker Co. / The (Food Products)		2.375%	03/15/2030	165,000	132,973
MARB BondCo PLC (Food Products)		3.950%	01/29/2031	1,483,000	1,073,321
Mars, Inc. (Food Products)	(c)	2.700%	04/01/2025	113,000	107,465
Mars, Inc. (Food Products)	(c)	3.200%	04/01/2030	28,000	24,724
Mondelez International Holdings Netherlands B.V. (Food Products)	(c)	2.250%	09/19/2024	249,000	235,425
Mondelez International, Inc. (Food Products)		2.750%	04/13/2030	19,000	15,825
Natura Cosmeticos SA (Personal Products)		4.125%	05/03/2028	563,000	444,770
Natura Cosmeticos SA (Personal Products)	(c)	4.125%	05/03/2028	230,000	181,700
PepsiCo, Inc. (Beverages)		2.250%	03/19/2025	1,412,000	1,335,701
PepsiCo, Inc. (Beverages)		2.625%	03/19/2027	58,000	53,221
Pilgrim's Pride Corp. (Food Products)	(c)	5.875%	09/30/2027	347,000	337,458
Pilgrim's Pride Corp. (Food Products)	(c)	4.250%	04/15/2031	1,000,000	798,270
Procter & Gamble Co. / The (Household Products)		3.000%	03/25/2030	68,000	60,883
Sysco Corp. (Food & Staples Retailing)		2.400%	02/15/2030	72,000	58,596
Sysco Corp. (Food & Staples Retailing)		5.950%	04/01/2030	1,279,000	1,294,605
					13,349,846
Energy–1.9%
Apache Corp. (Oil, Gas & Consumable Fuels)		4.250%	01/15/2030	1,000,000	874,500
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		2.939%	06/04/2051	2,874,000	1,825,243

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		5.850%	02/01/2035	$ 860,000	$ 808,645
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)		3.700%	11/15/2029	557,000	483,039
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(c)	5.750%	01/15/2031	1,582,000	1,429,904
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(c)	2.875%	04/01/2032	218,000	159,640
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		4.500%	01/15/2030	1,733,000	1,577,394
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.600%	07/15/2041	195,000	174,615
Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels)		7.375%	10/15/2045	1,014,000	1,101,926
Energy Transfer LP (Oil, Gas & Consumable Fuels)		6.250%	04/15/2049	931,000	825,915
EQT Corp. (Oil, Gas & Consumable Fuels)		7.000%	02/01/2030	1,013,000	1,045,315
GNL Quintero SA (Oil, Gas & Consumable Fuels)		4.634%	07/31/2029	739,593	680,041
Hess Corp. (Oil, Gas & Consumable Fuels)		4.300%	04/01/2027	1,806,000	1,698,945
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		4.300%	03/01/2028	1,449,000	1,356,043
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		6.800%	03/15/2032	1,193,000	1,192,173
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.500%	03/01/2041	1,072,000	1,061,543
Oleoducto Central SA (Oil, Gas & Consumable Fuels)	(c)	4.000%	07/14/2027	410,000	316,202
Oleoducto Central SA (Oil, Gas & Consumable Fuels)		4.000%	07/14/2027	356,000	274,556
ONEOK Partners LP (Oil, Gas & Consumable Fuels)		6.125%	02/01/2041	975,000	858,039
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.350%	01/15/2031	127,000	124,522
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		7.375%	11/01/2031	985,000	1,026,106
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		3.550%	12/15/2029	136,000	113,287
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		6.800%	05/15/2038	1,561,000	1,577,324
Tengizchevroil Finance Co. International Ltd. (Oil, Gas & Consumable Fuels)	(c)	3.250%	08/15/2030	487,000	345,770
					20,930,687
Financials–3.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		6.500%	07/15/2025	271,000	270,511
Alleghany Corp. (Insurance)		3.625%	05/15/2030	291,000	259,305
Argentum Netherlands B.V. for Swiss Re Ltd. (Rate is fixed until 08/15/2025, at which point, the rate becomes QL + 359) (Insurance)	(d)	5.750%	08/15/2050	1,500,000	1,370,370
Aviation Capital Group LLC (Diversified Financial Svs.)	(c)	4.375%	01/30/2024	50,000	48,356
Aviation Capital Group LLC (Diversified Financial Svs.)	(c)	5.500%	12/15/2024	148,000	143,272
Aviation Capital Group LLC (Diversified Financial Svs.)	(c)	4.125%	08/01/2025	3,000	2,744
Aviation Capital Group LLC (Diversified Financial Svs.)	(c)	4.875%	10/01/2025	57,000	52,943
Aviation Capital Group LLC (Diversified Financial Svs.)	(c)	1.950%	01/30/2026	181,000	151,933
Aviation Capital Group LLC (Diversified Financial Svs.)	(c)	1.950%	09/20/2026	2,008,000	1,626,201
Aviation Capital Group LLC (Diversified Financial Svs.)	(c)	3.500%	11/01/2027	50,000	41,522
Banco de Credito del Peru S.A. (Rate is fixed until 07/01/2025, at which point, the rate becomes H15T5Y + 300) (Banks)	(c)(d)	3.125%	07/01/2030	244,000	213,384
Banco Santander SA (Rate is fixed until 03/24/2027, at which point, the rate becomes H15T1Y + 200) (Banks)	(d)	4.175%	03/24/2028	1,800,000	1,622,018
Bank of America Corp. (Rate is fixed until 04/24/2027, at which point, the rate becomes QL + 151) (Banks)	(d)	3.705%	04/24/2028	501,000	455,879
Bank of America Corp. (Rate is fixed until 04/27/2027, at which point, the rate becomes SOFR + 158) (Banks)	(d)	4.376%	04/27/2028	271,000	253,937
Bank of America Corp. (Rate is fixed until 03/05/2028, at which point, the rate becomes QL + 107) (Banks)	(d)	3.970%	03/05/2029	177,000	160,131
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(d)	2.592%	04/29/2031	1,441,000	1,142,801
Bank of Ireland Group PLC (Rate is fixed until 09/16/2025, at which point, the rate becomes H15T1Y + 265) (Banks)	(c)(d)	6.253%	09/16/2026	354,000	346,415
Barclays PLC (Rate is fixed until 08/09/2025, at which point, the rate becomes H15T1Y + 230) (Banks)	(d)	5.304%	08/09/2026	565,000	542,807
BNP Paribas SA (Rate is fixed until 08/16/2029, at which point, the rate becomes H15T5Y + 490) (Banks)	(c)(d)	7.750%	Perpetual	877,000	809,296
BNP Paribas SA (Rate is fixed until 11/19/2024, at which point, the rate becomes QL + 111) (Banks)	(c)(d)	2.819%	11/19/2025	2,170,000	2,022,508
BNP Paribas SA (Rate is fixed until 01/13/2030, at which point, the rate becomes SOFR + 151) (Banks)	(c)(d)	3.052%	01/13/2031	333,000	264,889
Capital One Financial Corp. (Rate is fixed until 05/10/2027, at which point, the rate becomes SOFR + 206) (Consumer Finance)	(d)	4.927%	05/10/2028	197,000	187,689
Capital One Financial Corp. (Rate is fixed until 03/01/2029, at which point, the rate becomes SOFR + 179) (Consumer Finance)	(d)	3.273%	03/01/2030	1,651,000	1,380,454
Citigroup, Inc. (Rate is fixed until 01/10/2027, at which point, the rate becomes QL + 156) (Banks)	(d)	3.887%	01/10/2028	1,538,000	1,415,594
Citigroup, Inc. (Rate is fixed until 04/23/2028, at which point, the rate becomes QL + 119) (Banks)	(d)	4.075%	04/23/2029	212,000	191,887
Citigroup, Inc. (Rate is fixed until 03/20/2029, at which point, the rate becomes QL + 134) (Banks)	(d)	3.980%	03/20/2030	145,000	128,671
Citigroup, Inc. (Rate is fixed until 03/31/2030, at which point, the rate becomes SOFR + 391) (Banks)	(d)	4.412%	03/31/2031	380,000	340,909
Cloverie PLC for Zurich Insurance Co. Ltd. (Rate is fixed until 06/24/2026, at which point, the rate becomes QL + 492) (Insurance)	(d)	5.625%	06/24/2046	1,116,000	1,031,017

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Cooperatieve Rabobank UA (Rate is fixed until 04/10/2024, at which point, the rate becomes USSW5 + 189) (Banks)	(d)	4.000%	04/10/2029	$ 1,000,000	$ 953,864
Credit Suisse Group AG (Rate is fixed until 12/23/2027, at which point, the rate becomes H15T5Y + 638) (Capital Markets)	(c)(d)	9.750%	Perpetual	641,000	628,744
Credit Suisse Group AG (Rate is fixed until 06/05/2025, at which point, the rate becomes SOFR + 204) (Capital Markets)	(c)(d)	2.193%	06/05/2026	1,445,000	1,256,411
Credit Suisse Group AG (Rate is fixed until 07/15/2025, at which point, the rate becomes SOFR + 334) (Capital Markets)	(c)(d)	6.373%	07/15/2026	753,000	727,576
Danske Bank A/S (Rate is fixed until 04/01/2027, at which point, the rate becomes H15T1Y + 175) (Banks)	(c)(d)	4.298%	04/01/2028	1,829,000	1,628,439
Deutsche Bank AG (Rate is fixed until 07/14/2025, at which point, the rate becomes SOFR + 319) (Banks)	(d)	6.119%	07/14/2026	256,000	248,622
Deutsche Bank AG (Rate is fixed until 01/07/2027, at which point, the rate becomes SOFR + 132) (Banks)	(d)	2.552%	01/07/2028	204,000	165,615
Federation des Caisses Desjardins du Quebec (Banks)	(c)	4.550%	08/23/2027	883,000	834,527
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	01/17/2027	99,000	91,781
General Motors Financial Co., Inc. (Consumer Finance)		2.400%	10/15/2028	1,366,000	1,079,584
General Motors Financial Co., Inc. (Consumer Finance)		4.300%	04/06/2029	126,000	109,510
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 128) (Capital Markets)	(d)	2.615%	04/22/2032	2,059,000	1,595,988
Goldman Sachs Group, Inc. / The (Rate is fixed until 07/21/2031, at which point, the rate becomes SOFR + 125) (Capital Markets)	(d)	2.383%	07/21/2032	103,000	77,661
Harley-Davidson Financial Services, Inc. (Consumer Finance)	(c)	3.350%	06/08/2025	138,000	129,297
Harley-Davidson Financial Services, Inc. (Consumer Finance)	(c)	3.050%	02/14/2027	324,000	278,086
HSBC Holdings PLC (Rate is fixed until 08/11/2032, at which point, the rate becomes SOFR + 287) (Banks)	(d)	5.402%	08/11/2033	334,000	296,991
ING Bank N.V. (Banks)	(c)	5.800%	09/25/2023	1,306,000	1,302,033
ING Groep N.V. (Rate is fixed until 03/28/2027, at which point, the rate becomes SOFR + 183) (Banks)	(d)	4.017%	03/28/2028	209,000	189,767
JPMorgan Chase & Co. (Rate is fixed until 12/05/2028, at which point, the rate becomes QL + 133) (Banks)	(d)	4.452%	12/05/2029	1,465,000	1,340,846
JPMorgan Chase & Co. (Rate is fixed until 10/15/2029, at which point, the rate becomes SOFR + 151) (Banks)	(d)	2.739%	10/15/2030	218,000	177,254
JPMorgan Chase & Co. (Rate is fixed until 03/24/2030, at which point, the rate becomes SOFR + 379) (Banks)	(d)	4.493%	03/24/2031	171,000	155,549
JPMorgan Chase & Co. (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 125) (Banks)	(d)	2.580%	04/22/2032	458,000	355,019
Mizuho Financial Group, Inc. (Rate is fixed until 09/13/2029, at which point, the rate becomes SOFR + 157) (Banks)	(d)	2.869%	09/13/2030	1,261,000	1,026,434
Morgan Stanley (Rate is fixed until 04/20/2027, at which point, the rate becomes SOFR + 161) (Capital Markets)	(d)	4.210%	04/20/2028	1,992,000	1,863,948
Nationwide Building Society (Thrifts & Mortgage Finance)	(c)	4.000%	09/14/2026	1,299,000	1,180,812
Nationwide Building Society (Rate is fixed until 02/16/2027, at which point, the rate becomes SOFR + 129) (Thrifts & Mortgage Finance)	(c)(d)	2.972%	02/16/2028	368,000	316,250
Nomura Holdings, Inc. (Capital Markets)		2.999%	01/22/2032	1,330,000	1,006,364
S&P Global, Inc. (Capital Markets)	(c)	4.750%	08/01/2028	16,000	15,616
S&P Global, Inc. (Capital Markets)	(c)	4.250%	05/01/2029	66,000	61,993
Santander Holdings U.S.A., Inc. (Rate is fixed until 01/06/2027, at which point, the rate becomes SOFR + 125) (Banks)	(d)	2.490%	01/06/2028	1,365,000	1,138,301
Santander U.K. Group Holdings PLC (Rate is fixed until 01/11/2027, at which point, the rate becomes SOFR + 122) (Banks)	(d)	2.469%	01/11/2028	1,374,000	1,143,547
Societe Generale SA (Rate is fixed until 01/19/2027, at which point, the rate becomes H15T1Y + 130) (Banks)	(c)(d)	2.797%	01/19/2028	380,000	320,346
Standard Chartered PLC (Rate is fixed until 03/30/2025, at which point, the rate becomes H15T1Y + 165) (Banks)	(c)(d)	3.971%	03/30/2026	1,839,000	1,729,095
Swedbank AB (Rate is fixed until 09/17/2024, at which point, the rate becomes H15T5Y + 413) (Banks)	(d)	5.625%	Perpetual	200,000	184,904
Swiss Re Finance Luxembourg SA (Rate is fixed until 04/02/2029, at which point, the rate becomes H15T5Y + 358) (Insurance)	(d)	5.000%	04/02/2049	200,000	175,000
Synchrony Financial (Consumer Finance)		4.875%	06/13/2025	812,000	783,339
Synchrony Financial (Consumer Finance)		3.950%	12/01/2027	591,000	512,649
UBS Group AG (Rate is fixed until 05/12/2025, at which point, the rate becomes H15T1Y + 155) (Capital Markets)	(c)(d)	4.488%	05/12/2026	267,000	257,333
UniCredit SpA (Rate is fixed until 06/03/2031, at which point, the rate becomes H15T1Y + 155) (Banks)	(c)(d)	3.127%	06/03/2032	200,000	142,409

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Wells Fargo & Co. (Rate is fixed until 10/30/2029, at which point, the rate becomes TSFR3M + 143) (Banks)	(d)	2.879%	10/30/2030	$ 298,000	$ 244,848
Wells Fargo & Co. (Rate is fixed until 04/04/2030, at which point, the rate becomes SOFR + 403) (Banks)	(d)	4.478%	04/04/2031	2,033,000	1,859,585
					44,063,380
Health Care–0.6%
AbbVie, Inc. (Biotechnology)		2.800%	03/15/2023	14,000	13,886
AbbVie, Inc. (Biotechnology)		2.600%	11/21/2024	165,000	157,018
AbbVie, Inc. (Biotechnology)		3.800%	03/15/2025	1,235,000	1,196,103
Amgen, Inc. (Biotechnology)		3.350%	02/22/2032	159,000	135,652
Bayer U.S. Finance II LLC (Pharmaceuticals)	(c)	5.500%	07/30/2035	879,000	818,578
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.400%	07/26/2029	624,000	565,810
Centene Corp. (Health Care Providers & Svs.)		4.625%	12/15/2029	376,000	337,873
Centene Corp. (Health Care Providers & Svs.)		3.375%	02/15/2030	212,000	173,310
Cigna Corp. (Health Care Providers & Svs.)		2.400%	03/15/2030	1,334,000	1,086,423
Cigna Corp. (Health Care Providers & Svs.)		3.200%	03/15/2040	52,000	37,382
Cigna Corp. (Health Care Providers & Svs.)		3.400%	03/15/2050	78,000	52,747
CVS Health Corp. (Health Care Providers & Svs.)		3.000%	08/15/2026	33,000	30,447
CVS Health Corp. (Health Care Providers & Svs.)		4.300%	03/25/2028	682,000	643,233
DH Europe Finance II SARL (Health Care Equip. & Supplies)		2.200%	11/15/2024	129,000	121,977
DH Europe Finance II SARL (Health Care Equip. & Supplies)		2.600%	11/15/2029	71,000	60,684
Medline Borrower LP (Health Care Equip. & Supplies)	(c)	3.875%	04/01/2029	240,000	192,405
Pfizer, Inc. (Pharmaceuticals)		2.625%	04/01/2030	1,080,000	927,823
					6,551,351
Industrials–1.1%
Air Lease Corp. (Trading Companies & Distributors)		2.875%	01/15/2026	28,000	25,065
Air Lease Corp. (Trading Companies & Distributors)		3.625%	04/01/2027	15,000	13,290
Air Lease Corp. (Trading Companies & Distributors)		2.100%	09/01/2028	107,000	83,375
Air Lease Corp. (Trading Companies & Distributors)		4.625%	10/01/2028	883,000	792,617
Aircastle Ltd. (Trading Companies & Distributors)		4.125%	05/01/2024	58,000	55,733
Aircastle Ltd. (Trading Companies & Distributors)	(c)	5.250%	08/11/2025	1,269,000	1,194,546
Aircastle Ltd. (Trading Companies & Distributors)		4.250%	06/15/2026	21,000	18,836
Aircastle Ltd. (Trading Companies & Distributors)	(c)	2.850%	01/26/2028	332,000	257,735
Ashtead Capital, Inc. (Trading Companies & Distributors)	(c)	5.500%	08/11/2032	264,000	245,022
BAE Systems PLC (Aerospace & Defense)	(c)	3.400%	04/15/2030	200,000	173,208
Carrier Global Corp. (Building Products)		2.242%	02/15/2025	21,000	19,623
Carrier Global Corp. (Building Products)		2.493%	02/15/2027	26,000	23,047
CNH Industrial Capital LLC (Machinery)		3.950%	05/23/2025	205,000	197,700
Delta Air Lines, Inc. / SkyMiles IP Ltd. (Airlines)	(c)	4.500%	10/20/2025	859,058	833,850
Delta Air Lines, Inc. / SkyMiles IP Ltd. (Airlines)	(c)	4.750%	10/20/2028	156,000	145,292
Embraer Netherlands Finance B.V. (Aerospace & Defense)	(c)	6.950%	01/17/2028	647,000	608,180
ENA Master Trust (Transportation Infrastructure)	(c)	4.000%	05/19/2048	203,000	150,829
Equifax, Inc. (Professional Svs.)		2.600%	12/01/2024	1,138,000	1,080,581
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	147,000	134,428
Equifax, Inc. (Professional Svs.)		3.100%	05/15/2030	240,000	199,243
Flowserve Corp. (Machinery)		2.800%	01/15/2032	1,801,000	1,289,221
General Dynamics Corp. (Aerospace & Defense)		3.625%	04/01/2030	1,205,000	1,102,378
General Electric Co. (Industrial Conglomerates)		6.750%	03/15/2032	1,085,000	1,172,314
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.844%	05/01/2025	205,000	196,452
Parker-Hannifin Corp. (Machinery)		4.500%	09/15/2029	868,000	818,274
RELX Capital, Inc. (Professional Svs.)		4.750%	05/20/2032	65,000	61,156
Westinghouse Air Brake Technologies Corp. (Machinery)		4.400%	03/15/2024	1,125,000	1,103,814
Westinghouse Air Brake Technologies Corp. (Machinery)		3.200%	06/15/2025	45,000	41,947
					12,037,756
Information Technology–2.0%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		1.250%	08/20/2030	1,070,000	823,473
Apple, Inc. (Tech. Hardware, Storage & Periph.)		4.100%	08/08/2062	663,000	543,514
Broadcom, Inc. (Semiconductors & Equip.)	(c)	4.000%	04/15/2029	36,000	31,732
Broadcom, Inc. (Semiconductors & Equip.)		4.150%	11/15/2030	1,143,000	989,318
Broadcom, Inc. (Semiconductors & Equip.)	(c)	4.150%	04/15/2032	123,000	102,871
Broadcom, Inc. (Semiconductors & Equip.)	(c)	4.926%	05/15/2037	180,000	148,423
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		4.250%	04/01/2028	1,196,000	1,064,440
Global Payments, Inc. (IT Svs.)		3.200%	08/15/2029	75,000	62,492
Global Payments, Inc. (IT Svs.)		5.400%	08/15/2032	544,000	504,816
HP, Inc. (Tech. Hardware, Storage & Periph.)		5.500%	01/15/2033	1,119,000	993,023
Infor, Inc. (Software)	(c)	1.750%	07/15/2025	1,696,000	1,525,676
Intel Corp. (Semiconductors & Equip.)		5.050%	08/05/2062	888,000	768,617

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
International Business Machines Corp. (IT Svs.)		4.900%	07/27/2052	$ 862,000	$ 754,286
Kyndryl Holdings, Inc. (IT Svs.)		2.050%	10/15/2026	2,046,000	1,643,324
Lam Research Corp. (Semiconductors & Equip.)		4.000%	03/15/2029	816,000	763,515
Mastercard, Inc. (IT Svs.)		3.350%	03/26/2030	1,713,000	1,543,987
Micron Technology, Inc. (Semiconductors & Equip.)		4.185%	02/15/2027	139,000	129,766
Micron Technology, Inc. (Semiconductors & Equip.)		5.327%	02/06/2029	73,000	69,035
NXP B.V. / NXP Funding LLC (Semiconductors & Equip.)		5.550%	12/01/2028	125,000	120,724
Oracle Corp. (Software)		2.950%	04/01/2030	1,796,000	1,447,695
Oracle Corp. (Software)		2.875%	03/25/2031	225,000	177,450
Oracle Corp. (Software)		3.900%	05/15/2035	1,039,000	795,963
Oracle Corp. (Software)		3.600%	04/01/2040	134,000	90,947
Oracle Corp. (Software)		5.375%	07/15/2040	43,000	35,835
Oracle Corp. (Software)		3.650%	03/25/2041	77,000	52,316
PayPal Holdings, Inc. (IT Svs.)		2.850%	10/01/2029	1,440,000	1,231,781
SK Hynix, Inc. (Semiconductors & Equip.)	(c)	2.375%	01/19/2031	304,000	224,781
Skyworks Solutions, Inc. (Semiconductors & Equip.)		3.000%	06/01/2031	1,331,000	1,006,938
VeriSign, Inc. (IT Svs.)		2.700%	06/15/2031	1,408,000	1,092,254
Visa, Inc. (IT Svs.)		1.900%	04/15/2027	452,000	401,622
Visa, Inc. (IT Svs.)		2.050%	04/15/2030	220,000	181,751
VMware, Inc. (Software)		4.500%	05/15/2025	954,000	931,715
VMware, Inc. (Software)		4.650%	05/15/2027	293,000	279,864
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		2.850%	02/01/2029	1,595,000	1,239,539
Workday, Inc. (Software)		3.700%	04/01/2029	42,000	37,668
Workday, Inc. (Software)		3.800%	04/01/2032	1,100,000	954,780
					22,765,931
Materials–0.4%
Anglo American Capital PLC (Metals & Mining)	(c)	3.875%	03/16/2029	355,000	305,057
Celanese U.S. Holdings LLC (Chemicals)		5.900%	07/05/2024	869,000	856,955
CSN Resources SA (Metals & Mining)		5.875%	04/08/2032	787,000	572,543
Freeport Indonesia PT (Metals & Mining)	(c)	4.763%	04/14/2027	749,000	674,317
Freeport Indonesia PT (Metals & Mining)		4.763%	04/14/2027	350,000	315,101
Nucor Corp. (Metals & Mining)		4.300%	05/23/2027	685,000	655,757
Stillwater Mining Co. (Metals & Mining)	(c)	4.000%	11/16/2026	300,000	246,750
Suzano Austria GmbH (Paper & Forest Products)		3.750%	01/15/2031	56,000	43,873
Volcan Cia Minera S.A.A. (Metals & Mining)	(c)	4.375%	02/11/2026	31,000	25,575
W.R. Grace Holdings LLC (Chemicals)	(c)	4.875%	06/15/2027	551,000	473,656
					4,169,584
Real Estate–0.5%
American Tower Corp. (Equity REIT)		3.650%	03/15/2027	138,000	126,226
American Tower Corp. (Equity REIT)		3.800%	08/15/2029	1,455,000	1,276,359
American Tower Corp. (Equity REIT)		4.050%	03/15/2032	70,000	60,315
Camden Property Trust (Equity REIT)		2.800%	05/15/2030	1,197,000	1,004,771
Crown Castle, Inc. (Equity REIT)		3.650%	09/01/2027	133,000	120,399
Crown Castle, Inc. (Equity REIT)		4.300%	02/15/2029	154,000	141,259
Crown Castle, Inc. (Equity REIT)		3.100%	11/15/2029	279,000	234,471
Crown Castle, Inc. (Equity REIT)		3.300%	07/01/2030	67,000	56,101
Equinix, Inc. (Equity REIT)		3.200%	11/18/2029	1,689,000	1,427,846
Vornado Realty LP (Equity REIT)		3.400%	06/01/2031	1,326,000	1,014,636
					5,462,383
Utilities–0.9%
AES Panama Generation Holdings SRL (Electric Utilities)	(c)	4.375%	05/31/2030	285,000	224,437
AES Panama Generation Holdings SRL (Electric Utilities)		4.375%	05/31/2030	241,000	189,787
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	669,000	577,105
American Water Capital Corp. (Water Utilities)		2.800%	05/01/2030	1,002,000	846,749
Chile Electricity PEC SpA (Electric Utilities)	(c)	0.000%	01/25/2028	460,000	321,599
Comision Federal de Electricidad (Electric Utilities)	(c)	4.688%	05/15/2029	221,000	184,535
Comision Federal de Electricidad (Electric Utilities)		3.348%	02/09/2031	1,177,000	840,084
Comision Federal de Electricidad (Electric Utilities)	(c)	3.348%	02/09/2031	236,000	168,445
Dominion Energy, Inc. (Multi-Utilities)		3.375%	04/01/2030	1,554,000	1,336,400
Duke Energy Carolinas NC Storm Funding LLC (Electric Utilities)		2.617%	07/01/2041	200,000	148,778
Enel Chile SA (Electric Utilities)		4.875%	06/12/2028	688,000	636,719
Engie Energia Chile SA (Electric Utilities)		3.400%	01/28/2030	673,000	506,824
NRG Energy, Inc. (Electric Utilities)	(c)	3.750%	06/15/2024	308,000	296,031
Oncor Electric Delivery Co. LLC (Electric Utilities)		3.700%	11/15/2028	1,164,000	1,079,325

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)	Rate	Maturity	Face Amount	Value
Utilities (continued)
Pacific Gas and Electric Co. (Electric Utilities)	4.400%	03/01/2032	$ 985,000	$ 809,905
Southern Co. / The (Electric Utilities)	3.700%	04/30/2030	2,032,000	1,788,393
				9,955,116
Total Corporate Bonds (Cost $185,931,692)				$168,064,728

Purchased Options–6.7%	Notional Amount	Expiration	Exercise Price	Contracts (e)	Value
S&P 500 Index Call Option	$35,856,200	December 2023	$4,150	100	$ 1,903,000
S&P 500 Index Call Option	78,525,078	December 2023	4,200	219	4,432,560
S&P 500 Index Call Option	71,712,400	December 2023	4,250	200	3,541,800
S&P 500 Index Call Option	7,529,802	December 2023	4,300	21	341,040
S&P 500 Index Call Option	16,852,414	December 2023	4,500	47	451,200
S&P 500 Index Call Option	8,605,488	December 2023	4,600	24	201,552
S&P 500 Index Call Option	8,964,050	December 2023	4,700	25	165,850
S&P 500 Index Call Option	37,649,010	December 2024	4,000	105	4,256,700
S&P 500 Index Call Option	6,812,678	December 2024	4,200	19	612,370
S&P 500 Index Call Option	43,027,440	December 2024	4,300	120	3,609,600
S&P 500 Index Put Option	35,856,200	December 2023	4,150	100	5,837,000
S&P 500 Index Put Option	78,525,078	December 2023	4,200	219	13,203,510
S&P 500 Index Put Option	71,712,400	December 2023	4,250	200	13,178,000
S&P 500 Index Put Option	7,529,802	December 2023	4,300	21	1,450,260
S&P 500 Index Put Option	16,852,414	December 2023	4,500	47	3,801,595
S&P 500 Index Put Option	8,605,488	December 2023	4,600	24	2,175,696
S&P 500 Index Put Option	3,585,620	December 2023	4,700	10	981,600
S&P 500 Index Put Option	46,254,498	December 2024	4,000	129	7,145,955
S&P 500 Index Put Option	6,812,678	December 2024	4,200	19	1,261,220
S&P 500 Index Put Option	35,856,200	December 2024	4,300	100	7,100,000
Total Purchased Options (Cost $82,930,228)					$75,650,508

Asset-Backed / Mortgage-Backed Securities–6.0%		Rate	Maturity	Face Amount	Value
Consumer Discretionary–0.0%
Domino's Pizza Master Issuer LLC 2021-1A A2I	(c)	2.662%	04/25/2051	$ 173,800	$ 143,122
Great Wolf Trust 2019-WOLF C	(c)	ML + 163	12/15/2036	79,000	75,326
Hardee's Funding LLC 2018-1A A23	(c)	5.710%	06/20/2048	128,283	117,447
Hardee's Funding LLC 2020-1A A2	(c)	3.981%	12/20/2050	132,678	113,882
					449,777
Financials–5.9%
AB Issuer LLC 2021-1 A2	(c)	3.734%	07/30/2051	317,600	260,511
ACM Auto Trust 2022-1A A	(c)	3.230%	04/20/2029	194,312	193,675
Affirm Asset Securitization Trust 2021-A C	(c)	1.660%	08/15/2025	200,000	193,621
Affirm Asset Securitization Trust 2021-Z1 A	(c)	1.070%	08/15/2025	104,121	100,917
Affirm Asset Securitization Trust 2021-Z2 A	(c)	1.170%	11/16/2026	66,202	63,780
AGL CLO 2021-12A D	(c)	QL + 285	07/20/2034	250,000	217,799
AGL CLO 10 Ltd. 2021-10A A	(c)	QL + 113	04/15/2034	600,000	581,282
American Credit Acceptance Receivables Trust 2022-3 A	(c)	4.120%	02/13/2026	1,250,903	1,244,977
Amur Equipment Finance Receivables XI LLC 2022-2A A2	(c)	5.300%	06/21/2028	464,000	461,195
AREIT 2022-CRE6 A	(c)	SOFR30A + 125	01/16/2037	498,322	476,102
Atalaya Equipment Leasing Trust 2021-1A C	(c)	2.690%	06/15/2028	300,000	278,582
Avant Loans Funding Trust 2021-REV1 A	(c)	1.210%	07/15/2030	441,000	414,004
Bain Capital Credit CLO 2021-4A D	(c)	QL + 310	10/20/2034	250,000	218,946
Balboa Bay Loan Funding 2020-1A AR	(c)	QL + 112	01/20/2032	1,500,000	1,451,250
Balboa Bay Loan Funding 2021-1A D	(c)	QL + 305	07/20/2034	307,948	269,781
Ballyrock CLO 15 Ltd. 2021-1A C	(c)	QL + 310	04/15/2034	250,000	220,599
Ballyrock CLO 16 Ltd. 2021-16A C	(c)	QL + 290	07/20/2034	250,000	221,657
Ballyrock CLO 17 Ltd. 2021-17A A1A	(c)	QL + 115	10/20/2034	1,000,000	969,854
Ballyrock CLO 17 Ltd. 2021-17A C	(c)	QL + 305	10/20/2034	250,000	218,497
Battalion CLO 17 Ltd. 2021-17A A1	(c)	QL + 126	03/09/2034	600,000	584,371
BBCMS 2020-BID A	(c)	ML + 214	10/15/2037	301,000	296,462
Bellemeade Re 2021-3A A2	(c)	SOFR30A + 100	09/25/2031	286,223	269,050
Bellemeade Re 2022-1 M1C	(c)	SOFR30A + 370	01/26/2032	327,948	306,080
Bellemeade Re 2022-2 M1A	(c)	SOFR30A + 400	09/27/2032	959,476	959,383
Bellemeade Re Ltd. 2021-1A M1C	(c)	SOFR30A + 295	03/25/2031	167,482	161,941
BFLD Trust 2021-FPM A	(c)	ML + 160	06/15/2038	462,000	445,537
Brex Commercial Charge Card Master Trust 2021-1 A	(c)	2.090%	07/15/2024	167,000	163,801
BX Commercial Mortgage Trust 2019-IMC E	(c)	ML + 215	04/15/2034	320,787	302,519
Cajun Global LLC 2021-1 A2	(c)	3.931%	11/20/2051	61,303	52,117

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Carvana Auto Receivables Trust 2021-N3 C		1.020%	06/12/2028	$ 141,000	$ 135,506
Carvana Auto Receivables Trust 2021-N4 D		2.300%	09/11/2028	128,000	117,563
Carvana Auto Receivables Trust 2021-P4 N	(c)	2.150%	09/11/2028	232,479	231,626
CIFC Funding 2020-4A A	(c)	QL + 132	01/15/2034	260,000	253,306
College Ave Student Loans 2021-C C	(c)	3.060%	07/26/2055	136,800	115,304
COMM 2015-LC23 C		4.718%	10/10/2048	100,000	91,694
Connecticut Avenue Securities Trust 2019-R02 1M2	(c)	ML + 230	08/25/2031	6,938	6,921
Connecticut Avenue Securities Trust 2019-R03 1M2	(c)	ML + 215	09/25/2031	19,931	19,874
Connecticut Avenue Securities Trust 2019-R04 2B1	(c)	ML + 525	06/25/2039	885,960	899,651
Connecticut Avenue Securities Trust 2019-R06 2B1	(c)	ML + 375	09/25/2039	1,000,000	976,509
Connecticut Avenue Securities Trust 2019-R07 1M2	(c)	ML + 210	10/25/2039	27,709	27,557
Connecticut Avenue Securities Trust 2020-R02 2M2	(c)	ML + 200	01/25/2040	113,979	111,711
Connecticut Avenue Securities Trust 2020-SBT1 1M2	(c)	ML + 365	02/25/2040	255,000	249,669
Connecticut Avenue Securities Trust 2020-SBT1 2M2	(c)	ML + 365	02/25/2040	270,000	267,013
Connecticut Avenue Securities Trust 2021-R01 1M2	(c)	SOFR30A + 155	10/25/2041	462,831	439,640
Connecticut Avenue Securities Trust 2021-R03 1M2	(c)	SOFR30A + 165	12/25/2041	117,550	107,056
Connecticut Avenue Securities Trust 2022-R01 1B1	(c)	SOFR30A + 315	12/25/2041	305,277	263,494
Connecticut Avenue Securities Trust 2022-R02 2M1	(c)	SOFR30A + 120	01/25/2042	319,308	312,644
Connecticut Avenue Securities Trust 2022-R02 2M2	(c)	SOFR30A + 300	01/25/2042	960,000	876,469
Connecticut Avenue Securities Trust 2022-R03 1M1	(c)	SOFR30A + 210	03/25/2042	1,280,719	1,265,571
Connecticut Avenue Securities Trust 2022-R03 1M2	(c)	SOFR30A + 350	03/25/2042	253,631	240,950
Connecticut Avenue Securities Trust 2022-R04 1M2	(c)	SOFR30A + 310	03/25/2042	63,262	59,229
Connecticut Avenue Securities Trust 2022-R05 2M2	(c)	SOFR30A + 300	04/25/2042	599,367	552,916
Connecticut Avenue Securities Trust 2022-R06 1M1	(c)	SOFR30A + 275	05/25/2042	1,428,741	1,427,400
Connecticut Avenue Securities Trust 2022-R07 1M1	(c)	SOFR30A + 295	06/25/2042	1,218,076	1,218,164
Connecticut Avenue Securities Trust 2022-R08 1M1	(c)	SOFR30A + 255	07/25/2042	1,070,530	1,065,195
CPS Auto Receivables Trust 2021-B C	(c)	1.230%	03/15/2027	234,000	224,621
CPS Auto Receivables Trust 2021-C D	(c)	1.690%	06/15/2027	210,000	189,833
Dext ABS 2021-1 C	(c)	2.290%	09/15/2028	264,000	231,730
Dext ABS 2021-1 D	(c)	2.810%	03/15/2029	133,000	114,241
Diamond Issuer 2021-1A B	(c)	2.701%	11/20/2051	271,624	227,539
Donlen Fleet Lease Funding 2021-2 C	(c)	1.200%	12/11/2034	460,000	428,040
Dryden 78 CLO Ltd. 2020-78A A	(c)	QL + 118	04/17/2033	1,500,000	1,447,500
Eagle Re 2021-2 M1B	(c)	SOFR30A + 205	04/25/2034	152,272	148,054
Elmwood CLO IX Ltd. 2021-2A D	(c)	QL + 295	07/20/2034	250,000	218,873
Fannie Mae Connecticut Avenue Securities 2014-C04 1M2		ML + 490	11/25/2024	164,611	170,117
Fannie Mae Connecticut Avenue Securities 2015-C02 1M2		ML + 400	05/25/2025	17,029	17,288
Fannie Mae Connecticut Avenue Securities 2015-C03 1M2		ML + 500	07/25/2025	92,877	94,724
Fannie Mae Connecticut Avenue Securities 2015-C04 1M2		ML + 570	04/25/2028	55,652	57,621
Fannie Mae Connecticut Avenue Securities 2016-C01 1M2		ML + 675	08/25/2028	66,782	70,508
Fannie Mae Connecticut Avenue Securities 2017-C07 1B1		ML + 400	05/25/2030	300,000	303,667
Fannie Mae Connecticut Avenue Securities 2018-C05 1M2		ML + 235	01/25/2031	743,555	731,479
Fannie Mae Connecticut Avenue Securities 2018-C06 1M2		ML + 200	03/25/2031	164,840	163,020
Fannie Mae Connecticut Avenue Securities 2021-R02 2B1	(c)	SOFR30A + 330	11/25/2041	211,036	190,535
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2	(c)	SOFR30A + 200	11/25/2041	1,000,000	893,984
FHF Trust 2021-2A A	(c)	0.830%	12/15/2026	91,400	86,809
Flatiron CLO 2021-1A D	(c)	QL + 290	07/19/2034	250,000	221,725
Ford Credit Auto Owner Trust 2021-1 D	(c)	2.310%	10/17/2033	230,000	198,222
Freddie Mac Multifamily Structured Credit Risk 2021-MN1 M1	(c)	SOFR30A + 200	01/25/2051	30,717	29,504
Freddie Mac REMICS FHR 4981 HS	(f)	ML + 610	06/25/2050	750,754	73,882
Freddie Mac REMICS FHR 5015 BI	(f)	4.000%	09/25/2050	532,277	100,963
Freddie Mac STACR REMIC Trust 2020-DNA1 M2	(c)	ML + 170	01/25/2050	49,769	49,235
Freddie Mac STACR REMIC Trust 2020-DNA5 M2	(c)	SOFR30A + 280	10/25/2050	104,180	104,164
Freddie Mac STACR REMIC Trust 2020-DNA6 M2	(c)	SOFR30A + 200	12/25/2050	1,386,789	1,363,383
Freddie Mac STACR REMIC Trust 2021-DNA3 B1	(c)	SOFR30A + 350	10/25/2033	278,276	256,254
Freddie Mac STACR REMIC Trust 2021-DNA5 B1	(c)	SOFR30A + 305	01/25/2034	1,000,000	887,194
Freddie Mac STACR REMIC Trust 2021-DNA6 M2	(c)	SOFR30A + 150	10/25/2041	393,665	357,251
Freddie Mac STACR REMIC Trust 2021-DNA7 M2	(c)	SOFR30A + 180	11/25/2041	986,480	884,132
Freddie Mac STACR REMIC Trust 2021-HQA2 M1	(c)	SOFR30A + 70	12/25/2033	647,388	640,182
Freddie Mac STACR REMIC Trust 2021-HQA3 M2	(c)	SOFR30A + 210	09/25/2041	1,000,000	840,000
Freddie Mac STACR REMIC Trust 2021-HQA4 M2	(c)	SOFR30A + 235	12/25/2041	1,046,349	889,396
Freddie Mac STACR REMIC Trust 2022-DNA1 M1B	(c)	SOFR30A + 185	01/25/2042	1,600,000	1,451,999
Freddie Mac STACR REMIC Trust 2022-DNA1 M2	(c)	SOFR30A + 250	01/25/2042	394,327	344,050
Freddie Mac STACR REMIC Trust 2022-DNA2 M2	(c)	SOFR30A + 375	02/25/2042	295,064	269,615
Freddie Mac STACR REMIC Trust 2022-DNA3 M1A	(c)	SOFR30A + 200	04/25/2042	1,229,274	1,217,004
Freddie Mac STACR REMIC Trust 2022-DNA3 M1B	(c)	SOFR30A + 290	04/25/2042	1,600,000	1,509,998
Freddie Mac STACR REMIC Trust 2022-DNA3 M2	(c)	SOFR30A + 435	04/25/2042	200,000	183,500
Freddie Mac STACR REMIC Trust 2022-DNA4 M1B	(c)	SOFR30A + 335	05/25/2042	1,621,038	1,539,988

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Freddie Mac STACR REMIC Trust 2022-DNA5 M1B	(c)	SOFR30A + 450	06/25/2042	$ 1,331,433	$ 1,334,350
Freddie Mac STACR REMIC Trust 2022-DNA6 M1A	(c)	SOFR30A + 215	09/25/2042	473,758	470,944
Freddie Mac STACR REMIC Trust 2022-DNA7 M1A	(c)	SOFR30A + 250	09/25/2042	1,213,438	1,213,817
Freddie Mac STACR REMIC Trust 2022-HQA1 M1B	(c)	SOFR30A + 350	03/25/2042	65,368	62,549
Freddie Mac STACR Trust 2018-DNA2 B1	(c)	ML + 370	12/25/2030	1,000,000	985,915
Freddie Mac STACR Trust 2019-DNA4 M2	(c)	ML + 195	10/25/2049	10,470	10,410
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M1A	(c)	SOFR30A + 265	07/25/2042	478,054	475,751
FREED ABS Trust 2021-2 C	(c)	1.940%	06/19/2028	460,000	443,304
Galaxy 30 CLO Ltd. 2022-30A D	(c)	TSFR3M + 335	04/15/2035	400,000	372,730
GCI Funding I LLC 2021-1 A	(c)	2.380%	06/18/2046	148,960	127,126
Goldentree Loan Management U.S. CLO 7 Ltd. 2020-7A AR	(c)	QL + 107	04/20/2034	250,000	241,017
Hertz Vehicle Financing III LLC 2022-1A C	(c)	2.630%	06/25/2026	220,000	196,623
HFX Funding Issuer 2017-1	(c)	3.622%	03/15/2035	280,000	257,057
Home Re 2021-2 M1B	(c)	SOFR30A + 160	01/25/2034	222,490	217,534
Invesco CLO 2021-1A A1	(c)	QL + 100	04/15/2034	1,700,000	1,633,268
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B		3.674%	12/15/2047	300,000	293,250
JPMBB Commercial Mortgage Securities Trust 2013-C15 AS		4.420%	11/15/2045	250,000	246,254
JPMBB Commercial Mortgage Securities Trust 2014-C21 C		4.795%	08/15/2047	295,000	269,094
JPMBB Commercial Mortgage Securities Trust 2015-C27 AS		3.634%	02/15/2048	130,694	123,521
LAD Auto Receivables Trust 2021-1A C	(c)	2.350%	04/15/2027	406,000	369,261
LAD Auto Receivables Trust 2022-1A A	(c)	5.210%	06/15/2027	807,410	797,128
Morgan Stanley Capital I Trust 2018-H3 AS		4.429%	07/15/2051	270,000	249,572
MVW 2021-2A C	(c)	2.230%	05/20/2039	358,527	315,557
Neighborly Issuer 2022-1A A2	(c)	3.695%	01/30/2052	226,860	182,506
Neighborly Issuer LLC 2021-1A A2	(c)	3.584%	04/30/2051	125,044	103,355
Nelnet Student Loan Trust 2021-BA B	(c)	2.680%	04/20/2062	100,000	79,539
Nelnet Student Loan Trust 2021-DA C	(c)	3.500%	04/20/2062	100,000	80,918
Neuberger Berman Loan Advisers CLO 2021-42A D	(c)	QL + 280	07/16/2035	301,613	263,858
Neuberger Berman Loan Advisers CLO 43 Ltd. 2021-43A D	(c)	QL + 310	07/17/2035	250,000	219,756
Oaktown Re VII Ltd. 2021-2 M1A	(c)	SOFR30A + 160	04/25/2034	272,026	267,075
OCP CLO 2020-18A AR	(c)	QL + 109	07/20/2032	322,000	313,576
Octane Receivables Trust 2021-2A C	(c)	2.530%	05/21/2029	209,000	182,411
OneMain Direct Auto Receivables Trust 2022-1A C	(c)	5.310%	06/14/2029	1,100,000	1,060,989
PMT Credit Risk Transfer Trust 2019-2R A	(c)	ML + 275	05/27/2023	113,526	108,949
Rad CLO 11 Ltd. 2021-11A D	(c)	QL + 290	04/15/2034	250,000	222,175
Regatta XX Funding Ltd. 2021-2A A	(c)	QL + 116	10/15/2034	450,431	434,891
Regatta XXIV Funding Ltd. 2021-5A D	(c)	QL + 310	01/20/2035	450,000	398,869
Research-Driven Pagaya Motor Asset Trust VII 2022-3A A	(c)	5.380%	11/25/2030	859,593	848,138
Rockford Tower CLO 2021-1A D	(c)	QL + 300	07/20/2034	306,626	267,889
Rockford Tower CLO 2021-2A A1	(c)	QL + 116	07/20/2034	250,000	242,234
Santander Bank Auto Credit-Linked Notes Series 2022-A B	(c)	5.281%	05/15/2032	722,269	708,739
Santander Bank Auto Credit-Linked Notes Series 2022-B B	(c)	5.721%	08/16/2032	892,119	893,414
Santander Bank N.A. - SBCLN 2021-1A C	(c)	3.268%	12/15/2031	465,065	448,946
Santander Consumer Auto Receivables Trust 2021-CA B	(c)	1.440%	04/17/2028	20,978	20,908
SEB Funding LLC 2021-1A A2	(c)	4.969%	01/30/2052	331,170	278,968
SG Commercial Mortgage Securities Trust 2016-C5 A4		3.055%	10/10/2048	250,000	228,135
Signal Peak CLO 2022-12A C	(c)	TSFR3M + 345	07/18/2034	1,115,000	1,099,688
TICP CLO XV Ltd. 2020-15A A	(c)	QL + 128	04/20/2033	1,600,000	1,557,387
Triangle Re 2021-3 M1B	(c)	SOFR30A + 290	02/25/2034	240,000	228,698
UBS-Barclays Commercial Mortgage Trust 2012-C4 C	(c)	4.500%	12/10/2045	390,000	386,511
United Auto Credit Securitization Trust 2022-2 A	(c)	4.390%	04/10/2025	784,968	781,259
Upstart Securitization Trust 2020-3 A	(c)	1.702%	11/20/2030	4,812	4,805
Upstart Securitization Trust 2021-3 B	(c)	1.660%	07/20/2031	210,000	193,408
VASA Trust 2021-VASA A	(c)	ML + 90	07/15/2039	460,000	437,891
Wells Fargo Commercial Mortgage Trust 2016-C35 B		3.438%	07/15/2048	270,000	239,335
WFRBS Commercial Mortgage Trust 2014-C24 AS		3.931%	11/15/2047	270,000	257,584
					66,101,582
Industrials–0.1%
Avis Budget Rental Car Funding AESOP LLC 2017-2A D	(c)	4.560%	03/20/2024	1,185,000	1,179,823
Total Asset-Backed / Mortgage-Backed Securities (Cost $70,193,057)					$67,731,182

U.S. Government Agency Mortgage-Backed Securities–4.5%	Rate	Maturity	Face Amount	Value
Fannie Mae or Freddie Mac UMBS TBA	2.000%	10/15/2052	$ 1,523,097	$ 1,232,876
Fannie Mae or Freddie Mac UMBS TBA	2.500%	10/15/2052	15,030,022	12,607,312
Fannie Mae or Freddie Mac UMBS TBA	3.000%	10/15/2052	4,172,412	3,630,813
Fannie Mae or Freddie Mac UMBS TBA	3.500%	10/15/2052	6,605,359	5,944,307

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae or Freddie Mac UMBS TBA	4.000%	10/15/2052	$ 2,881,017	$ 2,673,156
Fannie Mae or Freddie Mac UMBS TBA	4.500%	10/15/2052	2,854,498	2,719,132
Fannie Mae Pool FN AL5310	3.500%	04/01/2044	2,231	2,057
Fannie Mae Pool FN AL5887	4.500%	10/01/2044	13,613	13,337
Fannie Mae Pool FN AL6542	4.500%	03/01/2045	20,371	19,958
Fannie Mae Pool FN AL6620	4.500%	08/01/2042	125,737	121,941
Fannie Mae Pool FN AL6997	4.500%	11/01/2042	9,109	8,924
Fannie Mae Pool FN AL8855	3.500%	07/01/2046	7,718	7,092
Fannie Mae Pool FN AS7168	3.500%	05/01/2046	16,077	14,770
Fannie Mae Pool FN AS7587	3.500%	07/01/2046	93,345	85,756
Fannie Mae Pool FN AS7822	3.500%	08/01/2046	181,180	166,028
Fannie Mae Pool FN AZ9203	3.000%	10/01/2045	17,312	15,446
Fannie Mae Pool FN BA2885	3.000%	10/01/2045	39,543	35,118
Fannie Mae Pool FN BA4752	3.000%	01/01/2046	5,076	4,521
Fannie Mae Pool FN BC1520	3.500%	08/01/2046	143,191	131,265
Fannie Mae Pool FN BC2468	3.000%	03/01/2046	95,267	84,541
Fannie Mae Pool FN BC2488	3.000%	03/01/2046	106,540	94,555
Fannie Mae Pool FN BC9077	3.500%	12/01/2046	10,495	9,594
Fannie Mae Pool FN BH1902	3.500%	12/01/2047	9,705	8,904
Fannie Mae Pool FN BH3892	3.500%	08/01/2047	20,744	18,971
Fannie Mae Pool FN BH6940	3.500%	08/01/2047	19,031	17,447
Fannie Mae Pool FN BJ1692	3.500%	12/01/2047	44,797	41,022
Fannie Mae Pool FN BJ1695	3.500%	12/01/2047	6,592	6,024
Fannie Mae Pool FN BJ4558	3.500%	01/01/2048	33,673	30,879
Fannie Mae Pool FN BJ4559	3.500%	01/01/2048	12,464	11,386
Fannie Mae Pool FN BJ4566	4.000%	01/01/2048	109,747	103,810
Fannie Mae Pool FN BJ4567	4.000%	01/01/2048	155,489	147,005
Fannie Mae Pool FN BJ5170	3.500%	03/01/2048	8,673	7,985
Fannie Mae Pool FN BK1964	4.000%	03/01/2048	31,813	30,083
Fannie Mae Pool FN BK1975	3.500%	03/01/2048	20,163	18,464
Fannie Mae Pool FN BK3211	4.500%	03/01/2048	35,640	34,435
Fannie Mae Pool FN BK4157	4.000%	05/01/2048	44,995	42,619
Fannie Mae Pool FN BM3282	3.500%	12/01/2047	5,699	5,284
Fannie Mae Pool FN BM3511	4.500%	02/01/2046	72,597	71,129
Fannie Mae Pool FN BM3912	3.000%	03/01/2047	114,661	102,139
Fannie Mae Pool FN BM4427	3.500%	04/01/2048	66,180	60,490
Fannie Mae Pool FN BM4735	3.500%	04/01/2048	83,147	76,052
Fannie Mae Pool FN BM4896	3.000%	02/01/2047	750,545	671,956
Fannie Mae Pool FN BM5138	3.500%	11/01/2048	150,317	138,662
Fannie Mae Pool FN BM5334	3.500%	01/01/2049	35,520	32,480
Fannie Mae Pool FN BN0012	4.500%	08/01/2048	20,240	19,509
Fannie Mae Pool FN BO3223	3.000%	10/01/2034	29,799	27,746
Fannie Mae Pool FN BO4725	2.500%	11/01/2034	45,844	41,692
Fannie Mae Pool FN BO5957	3.000%	12/01/2034	5,781	5,383
Fannie Mae Pool FN BO7717	3.000%	11/01/2034	5,684	5,293
Fannie Mae Pool FN BU1240	3.000%	03/01/2052	1,058,095	926,181
Fannie Mae Pool FN BU1349	3.000%	02/01/2052	830,410	727,531
Fannie Mae Pool FN BU8919	2.500%	04/01/2052	688,217	581,116
Fannie Mae Pool FN BU8922	2.500%	04/01/2052	668,469	562,230
Fannie Mae Pool FN CA0108	3.500%	08/01/2047	19,553	18,129
Fannie Mae Pool FN CB1113	2.000%	07/01/2051	1,108,981	899,838
Fannie Mae Pool FN CB2538	2.500%	01/01/2052	713,248	602,435
Fannie Mae Pool FN CB3564	2.500%	05/01/2052	582,766	492,084
Fannie Mae Pool FN CB3565	2.500%	05/01/2052	461,108	388,024
Fannie Mae Pool FN FM0029	3.000%	09/01/2046	187,713	168,126
Fannie Mae Pool FN FM1036	3.000%	05/01/2043	94,508	84,650
Fannie Mae Pool FN FS0967	2.500%	03/01/2052	776,908	656,011
Fannie Mae Pool FN MA3211	4.000%	12/01/2047	43,965	41,681
Fannie Mae Pool FN MA3239	4.000%	01/01/2048	7,111	6,723
Freddie Mac Gold Pool FG G60658	3.500%	07/01/2046	185,152	170,938
Freddie Mac Gold Pool FG G61360	3.500%	03/01/2048	39,325	35,962
Freddie Mac Gold Pool FG G61737	3.500%	11/01/2048	160,471	146,762
Freddie Mac Gold Pool FG Q54793	4.500%	03/01/2048	31,353	30,259
Freddie Mac Gold Pool FG Q55394	3.500%	04/01/2048	12,675	11,573
Freddie Mac Pool FR QD8682	3.000%	03/01/2052	691,123	604,964
Freddie Mac Pool FR QE0805	2.500%	04/01/2052	642,138	540,217
Freddie Mac Pool FR QE0808	2.500%	04/01/2052	693,545	585,185
Freddie Mac Pool FR QN0783	3.000%	10/01/2034	30,932	28,801
Freddie Mac Pool FR QN0786	3.000%	10/01/2034	65,926	61,379
Freddie Mac Pool FR QN0951	2.500%	11/01/2034	45,724	41,583

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Freddie Mac Pool FR RA6963	2.000%	03/01/2052	$ 1,072,659	$ 871,141
Freddie Mac Pool FR SB0040	2.500%	12/01/2033	216,981	201,325
Freddie Mac Pool FR SB0116	2.500%	11/01/2034	56,314	51,235
Freddie Mac Pool FR SD0932	2.500%	04/01/2052	713,095	602,825
Freddie Mac Pool FR ZA4718	3.000%	10/01/2046	137,839	122,481
Freddie Mac Pool FR ZK8962	3.000%	09/01/2032	51,460	47,956
Freddie Mac Pool FR ZK9009	3.000%	10/01/2032	19,371	18,048
Freddie Mac Pool FR ZK9163	3.000%	01/01/2033	30,809	28,711
Freddie Mac Pool FR ZM1434	3.500%	07/01/2046	24,532	22,531
Freddie Mac Pool FR ZM4821	3.500%	11/01/2047	25,768	23,538
Freddie Mac Pool FR ZM4939	3.500%	11/01/2047	46,767	42,879
Freddie Mac Pool FR ZM5102	3.500%	12/01/2047	55,814	50,984
Freddie Mac Pool FR ZM5228	3.500%	12/01/2047	32,015	29,438
Freddie Mac Pool FR ZM5705	3.500%	02/01/2048	15,492	14,163
Freddie Mac Pool FR ZM5707	3.500%	02/01/2048	9,806	8,958
Freddie Mac Pool FR ZM5945	4.000%	03/01/2048	31,157	29,434
Freddie Mac Pool FR ZM6220	4.000%	04/01/2048	13,561	12,809
Freddie Mac Pool FR ZM6276	4.000%	04/01/2048	39,588	37,460
Freddie Mac Pool FR ZM6427	4.000%	05/01/2048	91,674	86,613
Freddie Mac Pool FR ZN2165	4.500%	12/01/2048	44,792	44,047
Freddie Mac Pool FR ZS4598	3.000%	01/01/2045	17,453	15,558
Freddie Mac Pool FR ZS7403	3.000%	05/01/2031	160,256	151,732
Freddie Mac Pool FR ZS9830	3.500%	10/01/2046	185,230	170,125
Freddie Mac Pool FR ZT0272	3.500%	02/01/2047	104,722	96,200
Freddie Mac Pool FR ZT0337	3.500%	12/01/2044	18,222	16,736
Freddie Mac Pool FR ZT0537	3.500%	03/01/2048	144,677	132,693
Freddie Mac Pool FR ZT1633	4.000%	03/01/2047	9,119	8,654
Ginnie Mae II Jumbo TBA	3.000%	10/15/2052	1,154,251	1,019,934
Ginnie Mae II Jumbo TBA	4.000%	10/15/2052	2,802,682	2,617,114
Ginnie Mae II Jumbo TBA	4.500%	10/15/2052	4,324,000	4,138,710
Total U.S. Government Agency Mortgage-Backed Securities (Cost $53,812,876)				$50,525,762

Preferred Securities–0.2%		Rate	Quantity	Value
Financials–0.2%
Charles Schwab Corp. / The DR (Rate is fixed until 06/01/2026, at which point, the rate becomes H15T5Y + 317) (Capital Markets)	(d)	4.000%	455,000	$ 373,194
Citigroup, Inc. DR (Rate is fixed until 01/30/2023, at which point, the rate becomes QL + 407) (Banks)	(d)	5.950%	217,000	214,422
Citigroup, Inc. DR (Rate is fixed until 05/15/2025, at which point, the rate becomes QL + 391) (Banks)	(d)	5.950%	142,000	128,517
Citigroup, Inc. (Rate is fixed until 12/10/2025, at which point, the rate becomes H15T5Y + 360) (Banks)	(d)	4.000%	101,000	85,092
Citigroup, Inc. DR (Rate is fixed until 02/15/2023, at which point, the rate becomes QL + 423) (Banks)	(d)	5.900%	27,000	26,730
Discover Financial Services (Rate is fixed until 09/23/2025, at which point, the rate becomes H15T5Y + 578) (Consumer Finance)	(d)	6.125%	404,000	394,085
Fifth Third Bancorp DR (Rate is fixed until 09/30/2025, at which point, the rate becomes H15T5Y + 422) (Banks)	(d)	4.500%	76,000	69,913
Goldman Sachs Group, Inc. / The DR (Rate is fixed until 11/10/2026, at which point, the rate becomes H15T5Y + 295) (Capital Markets)	(d)	4.125%	120,000	95,400
JPMorgan Chase & Co. DR (Banks)		QL + 347	95,000	94,999
JPMorgan Chase & Co. DR (Banks)		QL + 332	5,000	5,000
Truist Financial Corp. DR (Rate is fixed until 09/01/2030, at which point, the rate becomes H15T10Y + 435) (Banks)	(d)	5.100%	256,000	226,980
				1,714,332
Industrials–0.0%
General Electric Co. (Industrial Conglomerates)		QL + 333	336,000	314,222
Utilities–0.0%
Vistra Corp. (Rate is fixed until 12/15/2026, at which point, the rate becomes H15T5Y + 574) (Ind. Power & Renewable Elec.)	(c)(d)	7.000%	107,000	93,412
Total Preferred Securities (Cost $2,347,878)				$2,121,966

Sovereign Debt Issues–0.1%		Rate	Maturity	Face Amount	Value
CDBL Funding 1		3.500%	10/24/2027	$ 230,000	$ 210,992
Colombia Government International Bond		3.125%	04/15/2031	1,176,000	815,454
Dominican Republic International Bond	(c)	4.875%	09/23/2032	250,000	187,953
Total Sovereign Debt Issues (Cost $1,535,555)					$1,214,399

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Taxable Municipal Bonds–0.1%	Rate	Maturity	Face Amount	Value
Ochsner LSU Health System of North Louisiana	2.510%	05/15/2031	$ 230,000	$ 175,868
Tobacco Settlement Finance Authority	3.000%	06/01/2035	73,548	69,795
University of California	3.071%	05/15/2051	310,000	206,699
Total Taxable Municipal Bonds (Cost $612,558)				$452,362

Money Market Funds–6.9%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 3.011%	(g)	54,287,802	$ 54,298,659
State Street Institutional U.S. Government Money Market Fund, 2.942%	(g)	22,885,973	22,885,973
Total Money Market Funds (Cost $77,174,310)			$77,184,632
Total Investments – 103.0% (Cost $1,236,995,984)	(h)		$1,156,681,145
Liabilities in Excess of Other Assets – (3.0)%			(33,700,911)
Net Assets – 100.0%			$1,122,980,234

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CLO:	Collaterized Loan Obligation
DR:	Depositary Receipt
H15T10Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 10 Year, 3.830% at 09/30/2022
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 4.050% at 09/30/2022
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.060% at 09/30/2022
ML:	Monthly U.S. LIBOR Rate, 3.143% at 09/30/2022
QL:	Quarterly U.S. LIBOR Rate, 3.755% at 09/30/2022
SOFR:	Secured Overnight Financing Rate, 2.980% at 09/30/2022
SOFR30A:	30 Day Average Secured Overnight Financing Rate, 2.469% at 09/30/2022
TSFR3M:	Quarterly CME Term SOFR, 3.593% at 09/30/2022
UMBS TBA:	Uniform Mortgage-Backed Security To Be Announced ("TBA"); the securities backed by fixed rate mortgage loans that are delivered on a future settlement date could be issued by Fannie Mae, Freddie Mac, or a combination thereof.
USSW5:	USD Swap Semi 30/360 5 Year, 4.141% at 09/30/2022

Footnotes:
(a)	Non-income producing security.
(b)	Security is partially pledged as collateral for the futures contracts outstanding at September 30, 2022. The market value pledged totaled $21,770,444. See also the following Schedule of Open Futures Contracts.
(c)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2022, the value of these securities totaled $103,918,721, or 9.3% of the Portfolio’s net assets.
(d)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2022.
(e)	100 shares per contract.
(f)	Interest-only security
(g)	Rate represents the seven-day yield at September 30, 2022.
(h)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2022 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME Micro E-mini S&P 500 Index - Long	75	December 16, 2022	$1,518,765	$1,350,563	$(168,202)	$(19,781)
CBT 10-Year U.S. Ultra Bond - Long	129	December 20, 2022	15,600,366	15,284,484	(315,882)	(58,125)
CBT U.S. Long Bond - Long	288	December 20, 2022	39,444,091	36,405,000	(3,039,091)	(181,375)
CBT U.S. Ultra Bond - Long	4	December 20, 2022	603,631	548,000	(55,631)	(6,500)
CBT 10-Year U.S. Treasury Note - Long	3,049	December 20, 2022	358,612,532	341,678,563	(16,933,969)	(1,196,656)
CBT 2-Year U.S. Treasury Note - Long	61	December 30, 2022	12,532,239	12,528,828	(3,411)	(3,411)
			$428,311,624	$407,795,438	$(20,516,186)	$(1,465,848)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Open Futures Contracts	September 30, 2022 (Unaudited)
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Short	1,128	December 16, 2022	$(229,452,799)	(203,124,600)	$26,328,199	$2,434,909
CBT 5-Year U.S. Treasury Note - Short	118	December 30, 2022	(12,693,693)	(12,685,922)	7,771	18,922
			$(242,146,492)	$(215,810,522)	$26,335,970	$2,453,831
Total Futures Contracts			$186,165,132	$191,984,916	$5,819,784	$987,983
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio
Schedule of Investments	September 30, 2022 (Unaudited)
U.S. Treasury Obligations–43.6%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		0.125%	04/30/2023	$ 1,500,000	$ 1,466,426
U.S. Treasury Note		0.125%	06/30/2023	12,500,000	12,136,719
U.S. Treasury Note		0.750%	12/31/2023	7,250,000	6,940,459
U.S. Treasury Note		2.250%	03/31/2024	14,000,000	13,580,000
U.S. Treasury Note		2.500%	04/30/2024	8,400,000	8,165,719
U.S. Treasury Note		0.250%	05/15/2024	7,500,000	7,025,976
U.S. Treasury Note		3.000%	06/30/2024	5,000,000	4,891,016
U.S. Treasury Note		3.000%	07/31/2024	10,000,000	9,777,344
U.S. Treasury Note		0.375%	09/15/2024	6,000,000	5,566,172
U.S. Treasury Note		0.375%	12/31/2025	3,000,000	2,652,773
U.S. Treasury Note		0.875%	06/30/2026	18,000,000	15,935,625
U.S. Treasury Note		0.625%	07/31/2026	2,400,000	2,098,969
U.S. Treasury Note		1.500%	01/31/2027	3,500,000	3,137,422
U.S. Treasury Note		2.500%	03/31/2027	5,900,000	5,511,430
U.S. Treasury Note	(a)	0.500%	04/30/2027	3,200,000	2,721,875
U.S. Treasury Note		2.750%	04/30/2027	12,600,000	11,890,758
U.S. Treasury Note		2.625%	05/31/2027	1,500,000	1,408,125
U.S. Treasury Note		3.125%	08/31/2027	2,930,000	2,810,511
U.S. Treasury Note		1.250%	03/31/2028	575,000	495,780
U.S. Treasury Note		1.500%	11/30/2028	4,200,000	3,620,039
U.S. Treasury Note		1.375%	12/31/2028	3,650,000	3,124,029
U.S. Treasury Note		2.375%	03/31/2029	6,500,000	5,885,547
U.S. Treasury Note		2.625%	07/31/2029	21,000,000	19,297,031
U.S. Treasury Note		1.125%	02/15/2031	405,000	327,939
U.S. Treasury Note		1.875%	02/15/2032	15,300,000	12,964,359
U.S. Treasury Note		2.875%	05/15/2032	22,500,000	20,801,953
U.S. Treasury Note		1.375%	11/15/2040	525,000	339,384
U.S. Treasury Note		1.875%	02/15/2041	180,000	127,498
U.S. Treasury Note		2.375%	02/15/2042	11,850,000	9,080,062
U.S. Treasury Note		2.000%	02/15/2050	3,750,000	2,576,221
U.S. Treasury Note		1.875%	02/15/2051	3,940,000	2,608,403
U.S. Treasury Note		2.875%	05/15/2052	35,300,000	29,602,359
Total U.S. Treasury Obligations (Cost $251,558,957)					$228,567,923

U.S. Government Agency Mortgage-Backed Securities–23.2%	Rate	Maturity	Face Amount	Value
Fannie Mae or Freddie Mac UMBS TBA	2.000%	10/15/2052	$ 3,500,000	$ 2,833,086
Fannie Mae or Freddie Mac UMBS TBA	2.500%	10/15/2052	5,500,000	4,613,447
Fannie Mae or Freddie Mac UMBS TBA	3.000%	10/15/2052	3,250,000	2,828,135
Fannie Mae or Freddie Mac UMBS TBA	3.500%	10/15/2052	2,000,000	1,799,844
Fannie Mae or Freddie Mac UMBS TBA	4.000%	10/15/2052	2,000,000	1,855,703
Fannie Mae or Freddie Mac UMBS TBA	4.500%	10/15/2052	1,000,000	952,578
Fannie Mae or Freddie Mac UMBS TBA	5.000%	10/15/2052	4,500,000	4,383,304
Fannie Mae or Freddie Mac UMBS TBA	5.500%	10/15/2052	500,000	496,953
Fannie Mae Pool FN BM4333	3.500%	12/01/2047	1,024,167	935,212
Fannie Mae Pool FN BN6715	4.000%	06/01/2049	3,004,680	2,826,771
Fannie Mae Pool FN BP2797	2.500%	05/01/2050	1,499,346	1,267,997
Fannie Mae Pool FN BP6700	2.500%	09/01/2050	4,198,100	3,553,696
Fannie Mae Pool FN BP8188	2.000%	09/01/2050	6,231,287	5,082,472
Fannie Mae Pool FN BQ4558	2.000%	03/01/2051	2,172,475	1,767,483
Fannie Mae Pool FN BR1844	2.500%	01/01/2051	1,215,564	1,027,920
Fannie Mae Pool FN BR4390	2.000%	03/01/2051	3,683,765	2,999,150
Fannie Mae Pool FN BR4694	2.000%	03/01/2051	5,739,121	4,670,947
Fannie Mae Pool FN BR9750	2.000%	04/01/2051	3,698,296	3,010,390
Fannie Mae Pool FN BT7183	2.500%	08/01/2051	1,656,946	1,397,159
Fannie Mae Pool FN CA4819	4.000%	12/01/2049	1,033,346	970,989
Fannie Mae Pool FN CA5348	3.500%	03/01/2050	1,588,569	1,444,129
Fannie Mae Pool FN CA5706	2.500%	05/01/2050	1,991,747	1,684,951
Fannie Mae Pool FN CA6998	3.000%	09/01/2050	3,052,753	2,685,049
Fannie Mae Pool FN CA8118	2.000%	12/01/2050	1,833,231	1,493,711
Fannie Mae Pool FN CA9293	2.500%	02/01/2051	2,469,905	2,086,576
Fannie Mae Pool FN CB1131	2.500%	07/01/2051	1,760,858	1,484,952
Fannie Mae Pool FN CB3335	4.500%	04/01/2052	4,846,524	4,698,948
Fannie Mae Pool FN FM2778	3.000%	03/01/2050	2,182,451	1,916,593
Fannie Mae Pool FN FM3734	3.500%	09/01/2049	1,188,971	1,092,981
Fannie Mae Pool FN FM3919	4.000%	05/01/2049	738,318	703,936
Fannie Mae Pool FN FM4122	2.000%	08/01/2050	6,390,497	5,213,107
Fannie Mae Pool FN FM4317	3.000%	09/01/2050	2,913,253	2,553,997
Fannie Mae Pool FN FM4532	3.000%	09/01/2050	3,299,057	2,904,145
Fannie Mae Pool FN FM6708	2.500%	01/01/2051	3,659,832	3,094,514

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN FM7293	2.500%	05/01/2051	$ 1,288,986	$ 1,089,140
Fannie Mae Pool FN FM7706	3.500%	08/01/2050	3,276,352	2,981,876
Fannie Mae Pool FN FM8421	2.500%	08/01/2051	2,230,042	1,880,527
Fannie Mae Pool FN MA4138	1.500%	09/01/2050	4,339,563	3,340,400
Fannie Mae Pool FN MA4255	2.000%	02/01/2051	1,664,582	1,356,698
Fannie Mae Pool FN MA4593	4.000%	03/01/2052	906,182	841,550
Freddie Mac Pool FR QD7126	2.500%	02/01/2052	2,402,089	2,021,313
Freddie Mac Pool FR RA3357	2.000%	08/01/2050	1,225,111	997,857
Freddie Mac Pool FR RA3575	2.000%	09/01/2050	5,929,254	4,829,359
Freddie Mac Pool FR RA5761	2.000%	06/01/2051	2,390,344	1,944,307
Freddie Mac Pool FR SD0451	3.000%	10/01/2050	1,719,470	1,508,021
Freddie Mac Pool FR SD0625	2.500%	05/01/2051	2,151,217	1,815,020
Freddie Mac Pool FR SD0977	3.500%	02/01/2052	5,837,219	5,283,322
Freddie Mac Pool FR SD7505	4.500%	08/01/2049	789,441	767,330
Freddie Mac Pool FR SD8104	1.500%	11/01/2050	2,119,938	1,628,423
Freddie Mac Pool FR SD8121	2.000%	01/01/2051	1,645,374	1,340,155
Freddie Mac Pool FR SD8148	3.000%	05/01/2051	3,112,227	2,725,842
Freddie Mac Pool FR SD8210	4.000%	03/01/2052	901,679	838,207
Freddie Mac Pool FR ZT1257	3.000%	01/01/2046	766,394	686,622
Ginnie Mae II Pool G2 MA6866	3.000%	09/20/2050	1,452,085	1,291,884
Total U.S. Government Agency Mortgage-Backed Securities (Cost $141,329,215)				$121,498,678

Corporate Bonds–22.2%		Rate	Maturity	Face Amount	Value
Communication Services–2.2%
Alphabet, Inc. (Interactive Media & Svs.)		1.900%	08/15/2040	$ 650,000	$ 417,229
America Movil S.A.B. de C.V. (Wireless Telecom. Svs.)		2.875%	05/07/2030	275,000	230,950
AT&T, Inc. (Diversified Telecom. Svs.)		0.900%	03/25/2024	550,000	520,180
AT&T, Inc. (Diversified Telecom. Svs.)		1.700%	03/25/2026	550,000	489,109
AT&T, Inc. (Diversified Telecom. Svs.)		3.800%	12/01/2057	1,870,000	1,263,268
Audacy Capital Corp. (Media)	(b)	6.500%	05/01/2027	75,000	18,375
Audacy Capital Corp. (Media)	(b)	6.750%	03/31/2029	75,000	18,067
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	5.000%	02/01/2028	100,000	86,226
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	08/15/2030	125,000	98,855
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.250%	02/01/2031	125,000	95,880
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	06/01/2033	75,000	55,408
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	550,000	484,323
CMG Media Corp. (Media)	(b)	8.875%	12/15/2027	125,000	95,496
Comcast Corp. (Media)		3.450%	02/01/2050	950,000	663,405
CSC Holdings LLC (Media)	(b)	7.500%	04/01/2028	200,000	163,194
Cumulus Media New Holdings, Inc. (Media)	(b)	6.750%	07/01/2026	48,000	40,490
Directv Financing LLC / Directv Financing Co-Obligor, Inc. (Media)	(b)	5.875%	08/15/2027	50,000	43,105
DISH DBS Corp. (Media)	(b)	5.250%	12/01/2026	50,000	40,962
DISH DBS Corp. (Media)		7.375%	07/01/2028	25,000	16,834
DISH DBS Corp. (Media)		5.125%	06/01/2029	75,000	44,062
Entegris Escrow Corp. (Media)	(b)	5.950%	06/15/2030	25,000	22,818
Gray Escrow II, Inc. (Media)	(b)	5.375%	11/15/2031	75,000	58,832
Gray Television, Inc. (Media)	(b)	4.750%	10/15/2030	75,000	56,208
Grupo Televisa S.A.B. (Media)		5.000%	05/13/2045	350,000	295,671
iHeartCommunications, Inc. (Media)		6.375%	05/01/2026	25,000	23,193
iHeartCommunications, Inc. (Media)		8.375%	05/01/2027	75,000	63,069
iHeartCommunications, Inc. (Media)	(b)	5.250%	08/15/2027	100,000	85,425
Lamar Media Corp. (Media)		4.875%	01/15/2029	25,000	22,284
Magallanes, Inc. (Media)	(b)	4.279%	03/15/2032	450,000	370,207
Magallanes, Inc. (Media)	(b)	5.050%	03/15/2042	470,000	351,675
Match Group Holdings II LLC (Interactive Media & Svs.)	(b)	5.000%	12/15/2027	100,000	89,250
Midas OpCo Holdings LLC (Media)	(b)	5.625%	08/15/2029	150,000	123,385
Netflix, Inc. (Entertainment)		4.875%	04/15/2028	325,000	304,172
Nexstar Media, Inc. (Media)	(b)	5.625%	07/15/2027	150,000	137,896
Paramount Global (Media)		4.200%	05/19/2032	525,000	425,675
Paramount Global (Media)		4.900%	08/15/2044	300,000	210,912
Rackspace Technology Global, Inc. (Interactive Media & Svs.)	(b)	3.500%	02/15/2028	25,000	16,531
Rackspace Technology Global, Inc. (Interactive Media & Svs.)	(b)	5.375%	12/01/2028	100,000	46,994
ROBLOX Corp. (Entertainment)	(b)	3.875%	05/01/2030	50,000	40,693
Rogers Communications, Inc. (Wireless Telecom. Svs.)	(b)	4.500%	03/15/2042	465,000	374,748
Scripps Escrow, Inc. (Media)	(b)	5.875%	07/15/2027	75,000	65,250
Sinclair Television Group, Inc. (Media)	(b)	5.125%	02/15/2027	25,000	20,678
Sinclair Television Group, Inc. (Media)	(b)	5.500%	03/01/2030	75,000	53,902
Sirius XM Radio, Inc. (Media)	(b)	3.875%	09/01/2031	200,000	155,088
Sky Ltd. (Media)	(b)	3.750%	09/16/2024	375,000	365,876

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Communication Services (continued)
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	03/01/2026	$ 50,000	$ 51,717
TEGNA, Inc. (Media)	(b)	4.750%	03/15/2026	25,000	24,120
TEGNA, Inc. (Media)		4.625%	03/15/2028	25,000	23,081
TEGNA, Inc. (Media)		5.000%	09/15/2029	25,000	23,014
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		4.750%	02/01/2028	75,000	70,801
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.375%	04/15/2029	50,000	43,199
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.300%	02/15/2051	500,000	325,749
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.650%	01/15/2053	110,000	103,908
Univision Communications, Inc. (Media)	(b)	7.375%	06/30/2030	50,000	47,715
UPC Broadband Finco B.V. (Media)	(b)	4.875%	07/15/2031	200,000	155,206
Urban One, Inc. (Media)	(b)	7.375%	02/01/2028	50,000	42,495
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.000%	03/22/2050	950,000	725,279
Virgin Media Finance PLC (Media)	(b)	5.000%	07/15/2030	200,000	147,079
Vodafone Group PLC (Wireless Telecom. Svs.)		4.125%	05/30/2025	275,000	269,814
Vodafone Group PLC (Wireless Telecom. Svs.)		5.250%	05/30/2048	300,000	248,410
Walt Disney Co. / The (Entertainment)		3.800%	03/22/2030	125,000	113,654
Walt Disney Co. / The (Entertainment)		4.700%	03/23/2050	325,000	288,936
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	350,000	259,424
					11,629,451
Consumer Discretionary–1.2%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.000%	10/15/2030	175,000	137,826
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	675,000	579,443
Affinity Gaming (Hotels, Restaurants & Leisure)	(b)	6.875%	12/15/2027	75,000	61,140
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	425,000	369,429
Amazon.com, Inc. (Internet & Direct Marketing Retail)		2.500%	06/03/2050	725,000	452,642
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(b)	5.000%	04/01/2025	25,000	23,876
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(b)	5.000%	02/01/2028	50,000	44,536
Asbury Automotive Group, Inc. (Specialty Retail)	(b)	5.000%	02/15/2032	50,000	38,503
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	50,000	44,251
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	8.125%	07/01/2027	75,000	71,631
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	4.625%	10/15/2029	50,000	38,204
Caesars Resort Collection LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(b)	5.750%	07/01/2025	50,000	48,245
Clarios Global LP (Automobiles)	(b)	6.750%	05/15/2025	22,000	21,543
Clarios Global LP / Clarios U.S. Finance Co. (Auto Components)	(b)	8.500%	05/15/2027	175,000	167,036
Daimler Trucks Finance North America LLC (Automobiles)	(b)	2.000%	12/14/2026	340,000	292,581
Daimler Trucks Finance North America LLC (Automobiles)	(b)	2.375%	12/14/2028	180,000	146,853
Dana Financing Luxembourg SARL (Auto Components)	(b)	5.750%	04/15/2025	25,000	23,793
Dana, Inc. (Auto Components)		4.500%	02/15/2032	50,000	35,649
Dollar General Corp. (Multiline Retail)		3.875%	04/15/2027	575,000	543,394
Dornoch Debt Merger Sub, Inc. (Auto Components)	(b)	6.625%	10/15/2029	125,000	90,132
Garda World Security Corp. (Diversified Consumer Svs.)	(b)	9.500%	11/01/2027	175,000	153,532
Gates Global LLC / Gates Corp. (Auto Components)	(b)	6.250%	01/15/2026	125,000	115,000
General Motors Co. (Automobiles)		6.125%	10/01/2025	575,000	575,249
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(b)	3.625%	02/15/2032	50,000	38,295
Home Depot, Inc. / The (Specialty Retail)		3.300%	04/15/2040	950,000	726,513
Mercedes-Benz Finance North America LLC (Automobiles)	(b)	3.350%	02/22/2023	700,000	696,724
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(b)	4.875%	05/01/2029	50,000	41,189
Mohegan Gaming & Entertainment (Hotels, Restaurants & Leisure)	(b)	8.000%	02/01/2026	150,000	125,194
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	5.625%	01/15/2027	25,000	22,107
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	4.125%	07/01/2029	25,000	19,136
Raptor Acquisition Corp. / Raptor Co-Issuer LLC (Hotels, Restaurants & Leisure)	(b)	4.875%	11/01/2026	25,000	21,501
Real Hero Merger Sub 2, Inc. (Auto Components)	(b)	6.250%	02/01/2029	100,000	72,210
Scientific Games Holdings LP / Scientific Games U.S. FinCo, Inc. (Hotels, Restaurants & Leisure)	(b)	6.625%	03/01/2030	75,000	60,120
Scientific Games International, Inc. (Hotels, Restaurants & Leisure)	(b)	8.625%	07/01/2025	50,000	51,190
Scientific Games International, Inc. (Hotels, Restaurants & Leisure)	(b)	7.250%	11/15/2029	50,000	46,536
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	5.250%	08/15/2029	50,000	41,520
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(b)	5.500%	04/15/2027	50,000	43,905
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	4.500%	02/15/2028	50,000	41,038
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	4.625%	12/01/2031	50,000	37,764
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	75,000	62,863
					6,222,293
Consumer Staples–1.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(b)	5.875%	02/15/2028	75,000	69,188
Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	(b)	3.800%	01/25/2050	625,000	418,015
Altria Group, Inc. (Tobacco)		3.875%	09/16/2046	800,000	505,831

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Staples (continued)
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.350%	06/01/2040	$ 300,000	$ 254,085
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.500%	06/01/2050	1,050,000	865,231
B.A.T. Capital Corp. (Tobacco)		4.540%	08/15/2047	725,000	480,350
BellRing Brands, Inc. (Personal Products)	(b)	7.000%	03/15/2030	75,000	68,603
Coca-Cola Europacific Partners PLC (Beverages)	(b)	1.500%	01/15/2027	600,000	513,376
Coca-Cola Femsa S.A.B. de C.V. (Beverages)		2.750%	01/22/2030	750,000	646,710
Constellation Brands, Inc. (Beverages)		3.750%	05/01/2050	400,000	290,594
Edgewell Personal Care Co. (Personal Products)	(b)	5.500%	06/01/2028	25,000	22,353
Edgewell Personal Care Co. (Personal Products)	(b)	4.125%	04/01/2029	25,000	20,750
Energizer Holdings, Inc. (Household Products)	(b)	6.500%	12/31/2027	25,000	22,192
Energizer Holdings, Inc. (Household Products)	(b)	4.375%	03/31/2029	75,000	55,633
Flowers Foods, Inc. (Food Products)		3.500%	10/01/2026	675,000	629,037
Flowers Foods, Inc. (Food Products)		2.400%	03/15/2031	185,000	144,902
Grupo Bimbo S.A.B. de C.V. (Food Products)	(b)	4.875%	06/27/2044	925,000	769,449
Keurig Dr Pepper, Inc. (Beverages)		4.417%	05/25/2025	36,000	35,406
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	425,000	330,394
Kroger Co. / The (Food & Staples Retailing)		3.950%	01/15/2050	325,000	247,974
Performance Food Group, Inc. (Food & Staples Retailing)	(b)	4.250%	08/01/2029	50,000	41,630
Philip Morris International, Inc. (Tobacco)		3.875%	08/21/2042	615,000	416,310
Post Holdings, Inc. (Food Products)	(b)	5.750%	03/01/2027	150,000	143,072
Sysco Corp. (Food & Staples Retailing)		4.450%	03/15/2048	525,000	426,336
U.S. Foods, Inc. (Food & Staples Retailing)	(b)	4.750%	02/15/2029	50,000	42,800
U.S. Foods, Inc. (Food & Staples Retailing)	(b)	4.625%	06/01/2030	75,000	62,063
Unilever Capital Corp. (Personal Products)		0.375%	09/14/2023	100,000	96,106
					7,618,390
Energy–1.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.875%	05/15/2026	50,000	50,250
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.750%	03/01/2027	25,000	23,122
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/15/2028	50,000	45,500
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.375%	06/15/2029	75,000	66,217
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	5.375%	03/01/2030	50,000	44,953
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.875%	04/01/2027	75,000	67,169
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.250%	04/01/2028	50,000	43,950
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.000%	11/01/2026	25,000	24,103
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.875%	06/30/2029	100,000	89,000
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		3.400%	02/15/2031	450,000	361,969
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.588%	04/14/2027	725,000	678,983
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)	(b)	7.500%	06/15/2030	25,000	21,888
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		2.050%	07/15/2025	525,000	478,659
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.500%	10/01/2029	50,000	44,019
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		4.625%	10/15/2028	25,000	22,933
Chevron Corp. (Oil, Gas & Consumable Fuels)		3.078%	05/11/2050	475,000	336,073
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.750%	04/15/2030	50,000	39,246
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	6.750%	03/01/2029	100,000	92,231
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	8.000%	04/01/2029	50,000	48,125
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(b)	5.625%	10/15/2025	75,000	71,803
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(b)	4.375%	06/15/2031	50,000	41,236
Eastern Gas Transmission & Storage, Inc. (Oil, Gas & Consumable Fuels)		3.900%	11/15/2049	150,000	111,095
Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels)		5.500%	09/15/2040	700,000	637,027
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/30/2028	25,000	23,778
Energy Transfer LP (Oil, Gas & Consumable Fuels)		3.750%	05/15/2030	500,000	423,381
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.500%	07/15/2028	75,000	64,105
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.500%	01/15/2029	50,000	40,284
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.750%	01/15/2031	50,000	39,687
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.500%	07/15/2048	75,000	57,202
Hess Corp. (Oil, Gas & Consumable Fuels)		5.600%	02/15/2041	580,000	507,253
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	5.125%	06/15/2028	25,000	21,891
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	4.250%	02/15/2030	25,000	20,188
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.000%	02/01/2028	75,000	66,074
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		3.250%	08/01/2050	320,000	201,315
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	525,000	421,141
MPLX LP (Oil, Gas & Consumable Fuels)		4.950%	03/14/2052	525,000	410,850
Nabors Industries Ltd. (Energy Equip. & Svs.)	(b)	7.250%	01/15/2026	50,000	43,506

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Nabors Industries Ltd. (Energy Equip. & Svs.)	(b)	7.500%	01/15/2028	$ 25,000	$ 20,408
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		6.375%	10/01/2030	25,000	21,392
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		8.000%	07/15/2025	50,000	53,000
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.450%	09/15/2036	75,000	75,000
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		2.200%	09/15/2025	150,000	136,376
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		4.500%	03/15/2050	625,000	451,983
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	05/15/2026	50,000	46,257
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(b)	6.875%	04/01/2027	50,000	48,373
Phillips 66 (Oil, Gas & Consumable Fuels)		0.900%	02/15/2024	150,000	142,034
Phillips 66 (Oil, Gas & Consumable Fuels)		3.850%	04/09/2025	300,000	290,712
Phillips 66 (Oil, Gas & Consumable Fuels)		4.875%	11/15/2044	375,000	322,557
Precision Drilling Corp. (Energy Equip. & Svs.)	(b)	6.875%	01/15/2029	50,000	44,145
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	50,000	50,875
Rockcliff Energy II LLC (Oil, Gas & Consumable Fuels)	(b)	5.500%	10/15/2029	50,000	43,779
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	50,000	48,125
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	50,000	47,516
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	25,000	22,526
Tap Rock Resources LLC (Oil, Gas & Consumable Fuels)	(b)	7.000%	10/01/2026	50,000	45,709
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		4.200%	02/01/2033	180,000	149,904
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	04/01/2026	150,000	138,000
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		4.350%	06/01/2028	350,000	334,520
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.300%	03/01/2048	75,000	61,687
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.500%	08/15/2048	25,000	20,219
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	525,000	484,269
					8,879,572
Financials–5.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.000%	10/29/2028	165,000	132,324
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.400%	10/29/2033	350,000	253,939
American Express Co. (Consumer Finance)		3.300%	05/03/2027	825,000	761,411
AmWINS Group, Inc. (Insurance)	(b)	4.875%	06/30/2029	75,000	62,255
Ardonagh Midco 2 PLC (Insurance)	(b)(c)	11.500%, 12.750% PIK	01/15/2027	200,000	203,000
AssuredPartners, Inc. (Insurance)	(b)	7.000%	08/15/2025	25,000	23,085
AssuredPartners, Inc. (Insurance)	(b)	5.625%	01/15/2029	100,000	77,722
Bank of America Corp. (Rate is fixed until 02/13/2025, at which point, the rate becomes QL + 64) (Banks)	(d)	2.015%	02/13/2026	1,475,000	1,352,108
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(d)	2.592%	04/29/2031	1,900,000	1,506,816
Bank of New York Mellon Corp. / The (Capital Markets)		2.200%	08/16/2023	1,350,000	1,323,364
Bank of New York Mellon Corp. / The (Rate is fixed until 06/13/2027, at which point, the rate becomes SOFR + 115) (Capital Markets)	(d)	3.992%	06/13/2028	300,000	281,474
BlackRock, Inc. (Capital Markets)		1.900%	01/28/2031	425,000	331,810
BroadStreet Partners, Inc. (Insurance)	(b)	5.875%	04/15/2029	200,000	157,500
Chubb INA Holdings, Inc. (Insurance)		3.350%	05/03/2026	425,000	401,662
Citigroup, Inc. (Rate is fixed until 04/24/2024, at which point, the rate becomes QL + 90) (Banks)	(d)	3.352%	04/24/2025	725,000	699,165
Citigroup, Inc. (Rate is fixed until 01/29/2030, at which point, the rate becomes SOFR + 115) (Banks)	(d)	2.666%	01/29/2031	1,600,000	1,276,562
Citizens Bank N.A. (Banks)		3.750%	02/18/2026	475,000	452,412
Comerica, Inc. (Banks)		3.800%	07/22/2026	475,000	452,194
FNB Corp. (Banks)		5.150%	08/25/2025	320,000	315,638
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	200,000	173,540
General Motors Financial Co., Inc. (Consumer Finance)		2.900%	02/26/2025	675,000	630,658
General Motors Financial Co., Inc. (Consumer Finance)		5.000%	04/09/2027	260,000	246,456
Goldman Sachs Group, Inc. / The (Capital Markets)		3.500%	04/01/2025	775,000	740,282
Goldman Sachs Group, Inc. / The (Capital Markets)		3.800%	03/15/2030	1,400,000	1,213,888
Goldman Sachs Group, Inc. / The (Rate is fixed until 01/27/2031, at which point, the rate becomes SOFR + 109) (Capital Markets)	(d)	1.992%	01/27/2032	500,000	369,656
GTCR AP Finance, Inc. (Insurance)	(b)	8.000%	05/15/2027	75,000	68,996
GYP Holdings III Corp. (Building Products)	(b)	4.625%	05/01/2029	75,000	57,049
HSBC Holdings PLC (Banks)		3.900%	05/25/2026	975,000	913,787
HUB International Ltd. (Insurance)	(b)	5.625%	12/01/2029	375,000	313,125
Huntington Bancshares, Inc. (Rate is fixed until 08/04/2027, at which point, the rate becomes SOFR + 197) (Banks)	(d)	4.443%	08/04/2028	350,000	330,475
Jefferies Group LLC (Diversified Financial Svs.)		2.750%	10/15/2032	305,000	217,295
John Deere Capital Corp. (Consumer Finance)		3.450%	03/07/2029	800,000	736,340
JPMorgan Chase & Co. (Banks)		3.125%	01/23/2025	525,000	503,351
JPMorgan Chase & Co. (Rate is fixed until 04/22/2030, at which point, the rate becomes SOFR + 204) (Banks)	(d)	2.522%	04/22/2031	900,000	711,415

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
JPMorgan Chase & Co. (Rate is fixed until 11/19/2030, at which point, the rate becomes TSFR3M + 111) (Banks)	(d)	1.764%	11/19/2031	$ 100,000	$ 73,093
JPMorgan Chase & Co. (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 125) (Banks)	(d)	2.580%	04/22/2032	100,000	77,515
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, at which point, the rate becomes SOFR + 126) (Banks)	(d)	2.963%	01/25/2033	1,200,000	943,302
Lincoln National Corp. (Insurance)		4.000%	09/01/2023	300,000	297,891
M&T Bank Corp. (Banks)		3.550%	07/26/2023	575,000	571,376
Morgan Stanley (Capital Markets)		4.100%	05/22/2023	325,000	323,924
Morgan Stanley (Capital Markets)		6.250%	08/09/2026	475,000	486,329
Morgan Stanley (Rate is fixed until 01/24/2028, at which point, the rate becomes QL + 114) (Capital Markets)	(d)	3.772%	01/24/2029	750,000	674,506
Morgan Stanley (Rate is fixed until 02/13/2031, at which point, the rate becomes SOFR + 103) (Capital Markets)	(d)	1.794%	02/13/2032	295,000	215,592
Morgan Stanley (Rate is fixed until 04/28/2031, at which point, the rate becomes SOFR + 102) (Capital Markets)	(d)	1.928%	04/28/2032	250,000	182,511
Morgan Stanley (Rate is fixed until 07/20/2032, at which point, the rate becomes SOFR + 208) (Capital Markets)	(d)	4.889%	07/20/2033	140,000	129,719
Navient Corp. (Consumer Finance)		4.875%	03/15/2028	75,000	57,287
Navient Corp. (Consumer Finance)		5.500%	03/15/2029	50,000	38,007
NFP Corp. (Insurance)	(b)	6.875%	08/15/2028	175,000	136,500
NFP Corp. (Insurance)	(b)	7.500%	10/01/2030	25,000	23,723
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)	(b)	4.250%	01/15/2029	50,000	39,275
PNC Bank N.A. (Banks)		3.875%	04/10/2025	475,000	459,937
PNC Financial Services Group, Inc. / The (Rate is fixed until 06/06/2032, at which point, the rate becomes SOFRINDX + 185) (Banks)	(d)	4.626%	06/06/2033	630,000	562,006
Prudential Financial, Inc. (Insurance)		3.700%	03/13/2051	575,000	422,843
Raymond James Financial, Inc. (Capital Markets)		4.650%	04/01/2030	100,000	94,121
Regions Financial Corp. (Banks)		2.250%	05/18/2025	345,000	319,527
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(b)	2.875%	10/15/2026	50,000	41,000
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(b)	3.625%	03/01/2029	75,000	57,724
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(b)	4.000%	10/15/2033	50,000	34,376
Ryan Specialty Group LLC (Insurance)	(b)	4.375%	02/01/2030	50,000	42,407
S&P Global, Inc. (Capital Markets)	(b)	2.900%	03/01/2032	240,000	200,230
Stifel Financial Corp. (Capital Markets)		4.000%	05/15/2030	200,000	172,192
Toyota Motor Credit Corp. (Consumer Finance)		3.950%	06/30/2025	600,000	585,636
U.S. Bancorp (Rate is fixed until 07/22/2032, at which point, the rate becomes SOFR + 211) (Banks)	(d)	4.967%	07/22/2033	350,000	326,836
United Wholesale Mortgage LLC (Thrifts & Mortgage Finance)	(b)	5.500%	11/15/2025	175,000	152,649
USI, Inc. (Insurance)	(b)	6.875%	05/01/2025	200,000	192,256
Wells Fargo & Co. (Banks)		3.750%	01/24/2024	750,000	738,300
Wells Fargo & Co. (Rate is fixed until 02/11/2030, at which point, the rate becomes SOFR + 126) (Banks)	(d)	2.572%	02/11/2031	1,550,000	1,240,690
Wells Fargo & Co. (Rate is fixed until 07/25/2032, at which point, the rate becomes SOFR + 210) (Banks)	(d)	4.897%	07/25/2033	300,000	276,580
					27,480,614
Health Care–1.8%
Abbott Laboratories (Health Care Equip. & Supplies)		3.750%	11/30/2026	475,000	460,680
AdaptHealth LLC (Health Care Providers & Svs.)	(b)	4.625%	08/01/2029	25,000	20,036
AdaptHealth LLC (Health Care Providers & Svs.)	(b)	5.125%	03/01/2030	75,000	61,839
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(b)	5.750%	07/15/2029	50,000	38,750
Alcon Finance Corp. (Health Care Equip. & Supplies)	(b)	2.600%	05/27/2030	400,000	322,705
Amgen, Inc. (Biotechnology)		3.375%	02/21/2050	500,000	340,275
AstraZeneca PLC (Pharmaceuticals)		3.125%	06/12/2027	610,000	565,189
AstraZeneca PLC (Pharmaceuticals)		1.375%	08/06/2030	225,000	173,651
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(b)	4.625%	07/15/2028	75,000	66,746
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(b)	3.875%	11/01/2029	25,000	20,305
Bausch Health Americas, Inc. (Pharmaceuticals)	(b)	8.500%	01/31/2027	75,000	31,875
Bausch Health Cos., Inc. (Pharmaceuticals)	(b)	6.125%	02/01/2027	50,000	34,608
Bausch Health Cos., Inc. (Pharmaceuticals)	(b)	5.000%	02/15/2029	100,000	38,775
Bausch Health Cos., Inc. (Pharmaceuticals)	(b)	6.250%	02/15/2029	50,000	18,656
Bausch Health Cos., Inc. (Pharmaceuticals)	(b)	5.250%	02/15/2031	100,000	37,605
Bayer U.S. Finance LLC (Pharmaceuticals)	(b)	3.375%	10/08/2024	775,000	746,191
Becton Dickinson and Co. (Health Care Equip. & Supplies)		4.685%	12/15/2044	264,000	225,469
Becton Dickinson and Co. (Health Care Equip. & Supplies)		3.794%	05/20/2050	68,000	50,860
Biogen, Inc. (Biotechnology)		3.150%	05/01/2050	725,000	467,098
Bristol-Myers Squibb Co. (Pharmaceuticals)		0.750%	11/13/2025	245,000	217,432
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.900%	02/20/2028	800,000	761,896

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Bristol-Myers Squibb Co. (Pharmaceuticals)		4.250%	10/26/2049	$ 200,000	$ 167,251
Catalent Pharma Solutions, Inc. (Pharmaceuticals)	(b)	3.500%	04/01/2030	25,000	19,668
Centene Corp. (Health Care Providers & Svs.)		4.250%	12/15/2027	200,000	182,940
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	5.625%	03/15/2027	25,000	19,242
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	6.125%	04/01/2030	50,000	23,580
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	5.250%	05/15/2030	75,000	52,219
CVS Health Corp. (Health Care Providers & Svs.)		2.875%	06/01/2026	425,000	393,464
CVS Health Corp. (Health Care Providers & Svs.)		4.250%	04/01/2050	450,000	352,191
Danaher Corp. (Life Sciences Tools & Svs.)		2.600%	10/01/2050	645,000	396,651
Embecta Corp. (Health Care Equip. & Supplies)	(b)	6.750%	02/15/2030	50,000	46,161
Garden Spinco Corp. (Health Care Equip. & Supplies)	(b)	8.625%	07/20/2030	25,000	25,828
HCA, Inc. (Health Care Providers & Svs.)		5.375%	09/01/2026	75,000	72,660
HCA, Inc. (Health Care Providers & Svs.)		3.500%	07/15/2051	475,000	294,106
HealthEquity, Inc. (Health Care Providers & Svs.)	(b)	4.500%	10/01/2029	50,000	42,237
Legacy LifePoint Health LLC (Health Care Providers & Svs.)	(b)	6.750%	04/15/2025	50,000	47,311
LifePoint Health, Inc. (Health Care Providers & Svs.)	(b)	5.375%	01/15/2029	75,000	52,290
Medline Borrower LP (Health Care Equip. & Supplies)	(b)	3.875%	04/01/2029	50,000	40,084
Medline Borrower LP (Health Care Equip. & Supplies)	(b)	5.250%	10/01/2029	175,000	132,125
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(b)	5.750%	11/01/2028	50,000	37,551
Pediatrix Medical Group, Inc. (Health Care Providers & Svs.)	(b)	5.375%	02/15/2030	50,000	41,438
Prestige Brands, Inc. (Pharmaceuticals)	(b)	5.125%	01/15/2028	75,000	67,490
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2.800%	09/15/2050	702,000	424,197
Stryker Corp. (Health Care Equip. & Supplies)		3.500%	03/15/2026	450,000	428,418
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(b)	3.625%	01/15/2029	50,000	39,814
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		2.050%	03/31/2030	350,000	276,670
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		3.025%	07/09/2040	400,000	283,052
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	07/15/2024	21,000	20,307
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(b)	4.875%	01/01/2026	75,000	69,695
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(b)	6.125%	10/01/2028	75,000	65,707
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(b)	4.250%	06/01/2029	25,000	20,706
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		1.215%	10/18/2024	350,000	325,487
Zoetis, Inc. (Pharmaceuticals)		3.000%	05/15/2050	625,000	409,706
					9,570,887
Industrials–2.7%
Airbus SE (Aerospace & Defense)	(b)	3.150%	04/10/2027	800,000	739,210
Allegion PLC (Building Products)		3.500%	10/01/2029	750,000	635,715
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(b)	6.625%	07/15/2026	25,000	22,281
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(b)	4.000%	01/15/2028	25,000	21,870
BAE Systems PLC (Aerospace & Defense)	(b)	3.000%	09/15/2050	500,000	318,744
BCPE Empire Holdings, Inc. (Commercial Svs. & Supplies)	(b)	7.625%	05/01/2027	100,000	86,711
Boeing Co. / The (Aerospace & Defense)		2.196%	02/04/2026	1,025,000	909,623
Boeing Co. / The (Aerospace & Defense)		2.950%	02/01/2030	225,000	180,885
Boeing Co. / The (Aerospace & Defense)		5.805%	05/01/2050	225,000	195,523
Burlington Northern Santa Fe LLC (Road & Rail)		3.000%	04/01/2025	475,000	456,607
Camelot Return Merger Sub, Inc. (Building Products)	(b)	8.750%	08/01/2028	25,000	20,605
Canadian Pacific Railway Co. (Road & Rail)		1.750%	12/02/2026	90,000	78,806
Canadian Pacific Railway Co. (Road & Rail)		2.050%	03/05/2030	175,000	140,291
Canadian Pacific Railway Co. (Road & Rail)		3.000%	12/02/2041	75,000	53,118
Clarivate Science Holdings Corp. (Professional Svs.)	(b)	4.875%	07/01/2029	75,000	58,725
CNH Industrial N.V. (Machinery)		3.850%	11/15/2027	525,000	479,027
Cornerstone Building Brands, Inc. (Building Products)	(b)	6.125%	01/15/2029	50,000	27,900
CP Atlas Buyer, Inc. (Building Products)	(b)	7.000%	12/01/2028	50,000	37,246
Dun & Bradstreet Corp. / The (Professional Svs.)	(b)	5.000%	12/15/2029	75,000	61,875
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	750,000	685,859
ERAC U.S.A. Finance LLC (Road & Rail)	(b)	3.850%	11/15/2024	650,000	627,975
Experian Finance PLC (Professional Svs.)	(b)	4.250%	02/01/2029	350,000	317,365
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(b)	6.000%	03/01/2029	100,000	72,982
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	4.625%	02/15/2027	50,000	42,875
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	6.000%	06/01/2029	50,000	36,660
GE Capital International Funding Co. Unlimited Co. (Industrial Conglomerates)		4.418%	11/15/2035	287,000	257,129
General Dynamics Corp. (Aerospace & Defense)		1.150%	06/01/2026	670,000	586,856
GXO Logistics, Inc. (Air Freight & Logistics)		1.650%	07/15/2026	369,000	301,506
GXO Logistics, Inc. (Air Freight & Logistics)		2.650%	07/15/2031	670,000	474,369
H&E Equipment Services, Inc. (Trading Companies & Distributors)	(b)	3.875%	12/15/2028	50,000	39,250
Honeywell International, Inc. (Industrial Conglomerates)		1.350%	06/01/2025	390,000	358,947
Honeywell International, Inc. (Industrial Conglomerates)		2.800%	06/01/2050	270,000	190,330
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.483%	12/01/2027	775,000	695,018
Kansas City Southern (Road & Rail)		3.500%	05/01/2050	675,000	470,564

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Madison IAQ LLC (Commercial Svs. & Supplies)	(b)	4.125%	06/30/2028	$ 25,000	$ 20,080
Madison IAQ LLC (Commercial Svs. & Supplies)	(b)	5.875%	06/30/2029	100,000	69,656
Masco Corp. (Building Products)		3.500%	11/15/2027	350,000	317,609
MIWD Holdco II LLC / MIWD Finance Corp. (Building Products)	(b)	5.500%	02/01/2030	25,000	18,516
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(b)	5.875%	10/01/2030	100,000	99,587
Northrop Grumman Corp. (Aerospace & Defense)		3.250%	01/15/2028	825,000	750,673
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	3.450%	07/01/2024	500,000	481,017
Solaris Midstream Holdings LLC (Commercial Svs. & Supplies)	(b)	7.625%	04/01/2026	50,000	48,000
SPX FLOW, Inc. (Machinery)	(b)	8.750%	04/01/2030	75,000	58,312
Textron, Inc. (Aerospace & Defense)		3.650%	03/15/2027	600,000	551,179
TransDigm, Inc. (Aerospace & Defense)	(b)	6.250%	03/15/2026	75,000	72,750
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	150,000	130,455
Trident TPI Holdings, Inc. (Machinery)	(b)	9.250%	08/01/2024	75,000	68,824
Trident TPI Holdings, Inc. (Machinery)	(b)	6.625%	11/01/2025	50,000	43,079
Union Pacific Corp. (Road & Rail)		2.375%	05/20/2031	385,000	312,969
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	75,000	68,763
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	25,000	22,626
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	25,000	20,332
Valmont Industries, Inc. (Construction & Engineering)		5.000%	10/01/2044	40,000	33,699
Verisk Analytics, Inc. (Professional Svs.)		4.125%	03/15/2029	600,000	547,326
Watco Cos. LLC / Watco Finance Corp. (Road & Rail)	(b)	6.500%	06/15/2027	50,000	45,508
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	7.250%	06/15/2028	100,000	97,945
White Cap Buyer LLC (Building Products)	(b)	6.875%	10/15/2028	50,000	40,798
White Cap Parent LLC (Building Products)	(b)(c)	8.250%, 9.000% PIK	03/15/2026	50,000	42,360
Xylem, Inc. (Machinery)		2.250%	01/30/2031	455,000	363,787
					14,008,297
Information Technology–1.6%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.900%	09/12/2027	600,000	553,880
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.375%	02/08/2041	375,000	259,554
AthenaHealth Group, Inc. (Software)	(b)	6.500%	02/15/2030	150,000	118,585
Boxer Parent Co., Inc. (Software)	(b)	9.125%	03/01/2026	25,000	24,025
Broadcom, Inc. (Semiconductors & Equip.)		4.150%	11/15/2030	285,000	246,680
Broadcom, Inc. (Semiconductors & Equip.)	(b)	3.419%	04/15/2033	160,000	122,115
Broadcom, Inc. (Semiconductors & Equip.)	(b)	3.187%	11/15/2036	15,000	10,259
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		2.670%	12/01/2026	480,000	416,340
Central Parent, Inc. / CDK Global, Inc. (Software)	(b)	7.250%	06/15/2029	75,000	71,302
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(b)	5.000%	12/15/2029	75,000	62,040
Condor Merger Sub, Inc. (Software)	(b)	7.375%	02/15/2030	150,000	122,635
Consensus Cloud Solutions, Inc. (Software)	(b)	6.500%	10/15/2028	50,000	42,444
Elastic N.V. (Software)	(b)	4.125%	07/15/2029	50,000	39,492
Fidelity National Information Services, Inc. (IT Svs.)		4.700%	07/15/2027	300,000	288,752
Fidelity National Information Services, Inc. (IT Svs.)		3.100%	03/01/2041	305,000	202,572
Fiserv, Inc. (IT Svs.)		3.800%	10/01/2023	450,000	445,743
Fiserv, Inc. (IT Svs.)		3.500%	07/01/2029	425,000	369,767
Fortinet, Inc. (Software)		1.000%	03/15/2026	670,000	576,532
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(b)	5.250%	12/01/2027	50,000	46,051
GoTo Group, Inc. (Software)	(b)	5.500%	09/01/2027	100,000	61,332
Leidos, Inc. (IT Svs.)		3.625%	05/15/2025	220,000	210,839
Leidos, Inc. (IT Svs.)		4.375%	05/15/2030	525,000	460,116
Microsoft Corp. (Software)		2.375%	05/01/2023	1,200,000	1,187,496
NCR Corp. (Software)	(b)	5.000%	10/01/2028	25,000	19,669
NCR Corp. (Software)	(b)	5.250%	10/01/2030	50,000	37,733
Open Text Corp. (Software)	(b)	3.875%	12/01/2029	50,000	38,511
Oracle Corp. (Software)		3.600%	04/01/2050	500,000	312,851
Picard Midco, Inc. (Software)	(b)	6.500%	03/31/2029	25,000	21,118
Rocket Software, Inc. (Software)	(b)	6.500%	02/15/2029	125,000	92,500
Roper Technologies, Inc. (Software)		1.000%	09/15/2025	525,000	465,946
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		3.125%	07/15/2029	50,000	36,636
Skyworks Solutions, Inc. (Semiconductors & Equip.)		1.800%	06/01/2026	50,000	43,301
SS&C Technologies, Inc. (Software)	(b)	5.500%	09/30/2027	100,000	91,219
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(b)	4.000%	03/01/2029	75,000	60,400
VeriSign, Inc. (IT Svs.)		2.700%	06/15/2031	660,000	511,994
Veritas U.S., Inc. / Veritas Bermuda Ltd. (Software)	(b)	7.500%	09/01/2025	50,000	38,292
VMware, Inc. (Software)		1.400%	08/15/2026	240,000	205,253
VMware, Inc. (Software)		2.200%	08/15/2031	190,000	138,294
Vontier Corp. (Electronic Equip., Instr. & Comp.)		1.800%	04/01/2026	465,000	395,283
					8,447,551

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials–1.0%
Albemarle Corp. (Chemicals)		5.450%	12/01/2044	$ 275,000	$ 238,804
Anglo American Capital PLC (Metals & Mining)	(b)	2.875%	03/17/2031	775,000	600,384
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(b)	5.250%	08/15/2027	200,000	125,146
Ball Corp. (Containers & Packaging)		3.125%	09/15/2031	25,000	18,844
Clearwater Paper Corp. (Paper & Forest Products)	(b)	4.750%	08/15/2028	100,000	87,562
Cleveland-Cliffs, Inc. (Metals & Mining)	(b)	4.875%	03/01/2031	50,000	41,297
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(b)	8.750%	04/15/2030	275,000	227,433
Coeur Mining, Inc. (Metals & Mining)	(b)	5.125%	02/15/2029	50,000	37,780
Diamond BC B.V. (Chemicals)	(b)	4.625%	10/01/2029	100,000	69,582
Glencore Funding LLC (Metals & Mining)	(b)	1.625%	04/27/2026	400,000	345,858
Glencore Funding LLC (Metals & Mining)	(b)	3.375%	09/23/2051	200,000	121,741
Graphic Packaging International LLC (Containers & Packaging)	(b)	3.500%	03/01/2029	50,000	41,131
International Flavors & Fragrances, Inc. (Chemicals)	(b)	1.832%	10/15/2027	450,000	368,604
Koppers, Inc. (Chemicals)	(b)	6.000%	02/15/2025	75,000	67,125
OI European Group B.V. (Containers & Packaging)	(b)	4.750%	02/15/2030	50,000	39,750
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	5.375%	01/15/2025	50,000	46,125
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	6.625%	05/13/2027	38,000	34,436
Packaging Corp. of America (Containers & Packaging)		3.650%	09/15/2024	675,000	658,422
Polar U.S. Borrower LLC / Schenectady International Group, Inc. (Chemicals)	(b)	6.750%	05/15/2026	100,000	54,999
Reliance Steel & Aluminum Co. (Metals & Mining)		4.500%	04/15/2023	760,000	758,331
RPM International, Inc. (Chemicals)		4.550%	03/01/2029	425,000	387,262
SRS Distribution, Inc. (Construction Materials)	(b)	6.125%	07/01/2029	25,000	20,078
SRS Distribution, Inc. (Construction Materials)	(b)	6.000%	12/01/2029	100,000	79,752
Standard Industries, Inc. (Construction Materials)	(b)	5.000%	02/15/2027	150,000	132,736
Trivium Packaging Finance B.V. (Containers & Packaging)	(b)	8.500%	08/15/2027	225,000	198,633
W.R. Grace Holdings LLC (Chemicals)	(b)	4.875%	06/15/2027	25,000	21,491
W.R. Grace Holdings LLC (Chemicals)	(b)	5.625%	08/15/2029	50,000	37,500
WRKCo, Inc. (Containers & Packaging)		4.000%	03/15/2028	525,000	483,774
					5,344,580
Real Estate–1.1%
Alexandria Real Estate Equities, Inc. (Equity REIT)		1.875%	02/01/2033	930,000	653,634
AvalonBay Communities, Inc. (Equity REIT)		3.350%	05/15/2027	725,000	665,027
Boston Properties LP (Equity REIT)		3.650%	02/01/2026	650,000	611,535
Crown Castle, Inc. (Equity REIT)		3.250%	01/15/2051	450,000	284,754
Healthcare Realty Holdings LP (Equity REIT)		2.000%	03/15/2031	525,000	385,629
Kimco Realty Corp. (Equity REIT)		2.700%	10/01/2030	450,000	362,750
Mid-America Apartments LP (Equity REIT)		4.000%	11/15/2025	725,000	700,662
Piedmont Operating Partnership LP (Equity REIT)		2.750%	04/01/2032	300,000	213,566
Regency Centers LP (Equity REIT)		2.950%	09/15/2029	700,000	580,561
UDR, Inc. (Equity REIT)		3.500%	01/15/2028	725,000	643,382
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(b)	4.625%	06/15/2025	75,000	70,577
W.P. Carey, Inc. (Equity REIT)		3.850%	07/15/2029	350,000	308,746
Welltower, Inc. (Equity REIT)		4.250%	04/01/2026	475,000	455,188
					5,936,011
Utilities–2.1%
Ameren Corp. (Multi-Utilities)		1.750%	03/15/2028	1,000,000	825,429
American Electric Power Co., Inc. (Electric Utilities)		2.031%	03/15/2024	335,000	320,616
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.500%	05/20/2025	50,000	46,422
Black Hills Corp. (Multi-Utilities)		2.500%	06/15/2030	370,000	291,250
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	5.000%	02/01/2031	50,000	39,728
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	3.750%	03/01/2031	25,000	19,563
Dominion Energy, Inc. (Multi-Utilities)		1.450%	04/15/2026	670,000	588,283
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	650,000	460,298
Duke Energy Corp. (Electric Utilities)		4.200%	06/15/2049	725,000	548,853
Emera U.S. Finance LP (Electric Utilities)		3.550%	06/15/2026	400,000	371,474
Emera U.S. Finance LP (Electric Utilities)		4.750%	06/15/2046	400,000	314,145
Enel Finance International N.V. (Electric Utilities)	(b)	2.250%	07/12/2031	750,000	520,523
Eversource Energy (Electric Utilities)		3.350%	03/15/2026	670,000	627,034
Exelon Corp. (Electric Utilities)		4.050%	04/15/2030	1,175,000	1,064,969
Exelon Corp. (Electric Utilities)	(b)	4.100%	03/15/2052	55,000	42,434
FirstEnergy Corp. (Electric Utilities)		2.650%	03/01/2030	250,000	201,875
National Fuel Gas Co. (Gas Utilities)		5.500%	01/15/2026	450,000	441,932
National Fuel Gas Co. (Gas Utilities)		2.950%	03/01/2031	270,000	210,738
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		3.550%	05/01/2027	600,000	554,988
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.250%	06/01/2030	600,000	478,674
NRG Energy, Inc. (Electric Utilities)		5.750%	01/15/2028	50,000	46,144
NRG Energy, Inc. (Electric Utilities)	(b)	3.875%	02/15/2032	25,000	19,501
PPL Capital Funding, Inc. (Electric Utilities)		3.100%	05/15/2026	200,000	184,398

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
Puget Energy, Inc. (Electric Utilities)		2.379%	06/15/2028	$ 685,000	$ 569,938
Sempra Energy (Multi-Utilities)		3.700%	04/01/2029	590,000	526,937
Southern Co. / The (Rate is fixed until 01/15/2026, at which point, the rate becomes H15T5Y + 373) (Electric Utilities)	(d)	4.000%	01/15/2051	1,350,000	1,209,870
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	50,000	47,170
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(b)	5.000%	01/31/2028	75,000	66,077
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	5.500%	09/01/2026	75,000	69,563
WEC Energy Group, Inc. (Multi-Utilities)		0.800%	03/15/2024	220,000	207,043
WEC Energy Group, Inc. (Multi-Utilities)		2.200%	12/15/2028	190,000	156,983
					11,072,852
Total Corporate Bonds (Cost $144,489,787)					$116,210,498

Investment Companies–5.7%		Shares	Value
Federated Hermes Core Trust - Bank Loan Core Fund (Acquired 06/28/2021, Cost $746,662)	(e)(f)	77,055	$ 669,607
Federated Hermes Core Trust - Emerging Markets Core Fund (Acquired 05/01/2020 through 07/22/2022, Cost $14,276,492)	(e)(f)	1,443,283	10,622,566
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund (Acquired 05/01/2020 through 06/28/2021, Cost $19,222,113)	(f)(g)	2,176,961	18,874,255
Total Investment Companies (Cost $34,245,267)			$30,166,428

Asset-Backed / Mortgage-Backed Securities–3.9%		Rate	Maturity	Face Amount	Value
Financials–3.9%
AmeriCredit Automobile Receivables Trust 2020-2 D		2.130%	03/18/2026	$ 180,000	$ 168,900
AmeriCredit Automobile Receivables Trust 2020-3 D		1.490%	09/18/2026	175,000	162,743
BANK 2022-BNK40 A4		3.507%	03/15/2064	660,000	573,280
Benchmark 2020-B19 A5		1.850%	09/15/2053	1,150,000	903,269
Benchmark 2021-B26 A2		1.957%	06/15/2054	520,000	460,943
Carmax Auto Owner Trust 2021-1 D		1.280%	07/15/2027	100,000	88,170
Chesapeake Funding II LLC 2020-1A D	(b)	2.830%	08/15/2032	150,000	143,436
Ford Credit Auto Lease Trust 2020-B C		1.700%	02/15/2025	335,000	333,326
Ford Credit Floorplan Master Owner Trust A 2020-1 D		2.120%	09/15/2025	395,000	378,376
Freddie Mac Multifamily Structured Pass Through Certificates K108 A2		1.517%	03/25/2030	400,000	326,665
Freddie Mac Multifamily Structured Pass Through Certificates K109 A2		1.558%	04/25/2030	400,000	326,215
GM Financial Consumer Automobile Receivables Trust 2020-3 D		1.910%	09/16/2027	400,000	376,819
GS Mortgage-Backed Securities Trust 2022-PJ3 A4	(b)	2.500%	08/25/2052	1,931,523	1,533,826
Home Partners of America 2022-1 B	(b)	4.330%	04/17/2039	746,159	700,657
HPEFS Equipment Trust 2020-2A D	(b)	2.790%	07/22/2030	750,000	737,969
Invitation Homes 2018-SFR4 B	(b)	ML + 125	01/17/2038	2,999,862	2,940,707
J.P. Morgan Mortgage Trust 2022-1 A2	(b)	3.000%	07/25/2052	1,417,255	1,170,841
JP Morgan Mortgage Trust 2022-2 A3	(b)	2.500%	08/25/2052	1,910,274	1,516,952
JP Morgan Mortgage Trust 2022-3 A3	(b)	2.500%	08/25/2052	1,920,114	1,524,767
MMAF Equipment Finance LLC 2020-A A5	(b)	1.560%	10/09/2042	750,000	638,028
Navient Private Education Refi Loan Trust 2020-FA A	(b)	1.220%	07/15/2069	176,080	158,680
PFS Financing Corp. 2020-G B	(b)	1.570%	02/15/2026	310,000	292,026
Progress Residential 2022-SFR1 E1	(b)	3.930%	02/17/2041	900,000	728,778
Progress Residential 2022-SFR2 D		3.945%	04/17/2027	1,000,000	881,609
Progress Residential 2022-SFR4 B	(b)	4.788%	05/17/2041	800,000	735,160
Santander Consumer Auto Receivables Trust 2020-BA D	(b)	2.140%	12/15/2026	530,000	498,345
Santander Drive Auto Receivables Trust 2020-3 D		1.640%	11/16/2026	750,000	725,864
Sierra Timeshare 2020-2A A	(b)	1.330%	07/20/2037	244,906	228,170
SMB Private Education Loan Trust 2020-B A1A	(b)	1.290%	07/15/2053	442,175	396,032
Tesla Auto Lease Trust 2020-A C	(b)	1.680%	02/20/2024	330,000	324,725
Tesla Auto Lease Trust 2020-A D	(b)	2.330%	02/20/2024	100,000	98,079
World Omni Select Auto Trust 2020-A D		1.700%	10/15/2026	250,000	237,336
Total Asset-Backed / Mortgage-Backed Securities (Cost $22,812,210)					$20,310,693

Sovereign Debt Issues–0.3%	Rate	Maturity	Face Amount	Value
Mexico Government International Bond	3.750%	01/11/2028	$ 625,000	$ 573,285
Mexico Government International Bond	4.500%	01/31/2050	775,000	556,507
Republic of Poland Government International Bond	4.000%	01/22/2024	600,000	591,138
Total Sovereign Debt Issues (Cost $2,116,352)				$1,720,930

Common Stocks–0.0%		Shares	Value
Health Care–0.0%
Mallinckrodt PLC (Pharmaceuticals)	(h)	436	$ 7,412
Total Common Stocks (Cost $8,073)			$7,412

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Money Market Funds–4.5%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 3.011%	(i)	23,548,586	$ 23,553,296
Total Money Market Funds (Cost $23,552,868)			$23,553,296
Total Investments – 103.4% (Cost $620,112,729)	(j)		$542,035,858
Liabilities in Excess of Other Assets – (3.4)%			(17,614,266)
Net Assets – 100.0%			$524,421,592

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.060% at 09/30/2022
ML:	Monthly U.S. LIBOR Rate, 3.143% at 09/30/2022
PIK:	Payment-in-Kind
QL:	Quarterly U.S. LIBOR Rate, 3.755% at 09/30/2022
SOFR:	Secured Overnight Financing Rate, 2.980% at 09/30/2022
TSFR3M:	Quarterly CME Term SOFR, 3.593% at 09/30/2022
UMBS TBA:	Uniform Mortgage-Backed Security To Be Announced ("TBA"); the securities backed by fixed rate mortgage loans that are delivered on a future settlement date could be issued by Fannie Mae, Freddie Mac, or a combination thereof.

Footnotes:
(a)	Security is partially pledged as collateral for the futures contracts outstanding at September 30, 2022. The market value of securities pledged totaled $613,272. See also the following Schedule of Open Futures Contracts.
(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2022, the value of these securities totaled $36,953,552, or 7.0% of the Portfolio’s net assets.
(c)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(d)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2022.
(e)	Shares of this fund have not been registered and are issued in reliance on Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.
(f)	Represents a security deemed to be restricted. At September 30, 2022, the value of restricted securities in the Portfolio totaled $30,166,428, or 5.7% of the Portfolio’s net assets.
(g)	Open-end extended payment fund. Beneficial interests in this fund are issued solely in private placement transactions which do not involve any “public offering” within the meaning of Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act and that are also “qualified purchasers” as defined in Section 2(a)(51) of the Investment Company Act of 1940, as amended (“Eligible Investors”). This fund has adopted policies to limit the transfer of its shares, which may occur only pursuant to authorization by this fund's Board of Directors, and only to Eligible Investors.When a redeeming shareholder of this fund presents shares to the fund's transfer agent in proper order for redemption, the fund will have up to 31 days to make payment to the redeeming shareholder. The price of redeemed shares will be determined as of the closing net asset value of the fund 24 days after receipt of a shareholder redemption request or, if such date is a weekend or holiday, on the preceding business day. The fund's NAV is calculated each day the NYSE is open.
(h)	Non-income producing security.
(i)	Rate represents the seven-day yield at September 30, 2022.
(j)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2022 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Ultra Bond - Long	130	December 20, 2022	$16,112,069	$15,402,969	$(709,100)	$(65,000)
CBT 5-Year U.S. Treasury Note - Long	135	December 30, 2022	14,884,963	14,513,555	(371,408)	(35,859)
CBT 2-Year U.S. Treasury Note - Long	272	December 30, 2022	56,141,820	55,866,250	(275,570)	(40,375)
			$87,138,852	$85,782,774	$(1,356,078)	$(141,234)
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Ultra Bond - Short	100	December 20, 2022	$(14,758,061)	(13,700,000)	$1,058,061	$162,500
CBT 10-Year U.S. Treasury Note - Short	113	December 20, 2022	(13,305,496)	(12,663,063)	642,433	44,141

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Open Futures Contracts	September 30, 2022 (Unaudited)
  Short Futures Contracts (Continued)
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
			$(28,063,557)	$(26,363,063)	$1,700,494	$206,641
Total Futures Contracts			$59,075,295	$59,419,711	$344,416	$65,407
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON U.S. Low Volatility Portfolio
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks–99.0%		Shares	Value
Communication Services–7.5%
Activision Blizzard, Inc. (Entertainment)		85,104	$ 6,326,631
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	43,640	4,174,166
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	36,872	3,545,243
AT&T, Inc. (Diversified Telecom. Svs.)		161,347	2,475,063
Charter Communications, Inc. Class A (Media)	(a)	9,127	2,768,676
Electronic Arts, Inc. (Entertainment)		84,240	9,747,410
Take-Two Interactive Software, Inc. (Entertainment)	(a)	38,475	4,193,775
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	9,377	1,258,112
Verizon Communications, Inc. (Diversified Telecom. Svs.)		489,788	18,597,250
			53,086,326
Consumer Discretionary–11.3%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	57,353	6,480,889
AutoZone, Inc. (Specialty Retail)	(a)	5,293	11,337,236
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	5,473	8,224,606
Dollar General Corp. (Multiline Retail)		86,576	20,766,119
Dollar Tree, Inc. (Multiline Retail)	(a)	30,496	4,150,506
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		23,485	7,285,047
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		5,823	702,370
McDonald's Corp. (Hotels, Restaurants & Leisure)		30,157	6,958,426
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	10,298	7,243,098
Target Corp. (Multiline Retail)		28,302	4,199,734
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		30,668	3,261,235
			80,609,266
Consumer Staples–21.3%
Altria Group, Inc. (Tobacco)		32,731	1,321,678
Brown-Forman Corp. Class B (Beverages)		54,645	3,637,718
Campbell Soup Co. (Food Products)		28,625	1,348,810
Church & Dwight Co., Inc. (Household Products)		150,772	10,771,152
Clorox Co. / The (Household Products)		67,468	8,662,217
Colgate-Palmolive Co. (Household Products)		84,169	5,912,872
Conagra Brands, Inc. (Food Products)		269,574	8,796,200
Costco Wholesale Corp. (Food & Staples Retailing)		33,545	15,842,297
General Mills, Inc. (Food Products)		162,618	12,458,165
Hershey Co. / The (Food Products)		23,907	5,270,776
Hormel Foods Corp. (Food Products)		179,482	8,155,662
J.M. Smucker Co. / The (Food Products)		36,913	5,072,215
Kellogg Co. (Food Products)		134,049	9,337,853
Kimberly-Clark Corp. (Household Products)		39,256	4,417,870
Kroger Co. / The (Food & Staples Retailing)		270,636	11,840,325
McCormick & Co., Inc. (Food Products)		12,824	913,966
Mondelez International, Inc. Class A (Food Products)		42,561	2,333,620
Monster Beverage Corp. (Beverages)	(a)	31,732	2,759,415
PepsiCo, Inc. (Beverages)		18,633	3,042,024
Procter & Gamble Co. / The (Household Products)		29,047	3,667,184
Tyson Foods, Inc. Class A (Food Products)		50,738	3,345,156
Walmart, Inc. (Food & Staples Retailing)		172,323	22,350,293
			151,257,468
Financials–8.2%
Aon PLC Class A (Insurance)		20,135	5,393,562
Arthur J. Gallagher & Co. (Insurance)		16,936	2,899,782
Assurant, Inc. (Insurance)		17,175	2,495,012
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	58,491	15,618,267
Common Stocks (Continued)		Shares	Value
Financials (continued)
Brown & Brown, Inc. (Insurance)		145,627	$ 8,807,521
CBOE Global Markets, Inc. (Capital Markets)		17,806	2,089,890
FactSet Research Systems, Inc. (Capital Markets)		15,652	6,262,522
Intercontinental Exchange, Inc. (Capital Markets)		39,363	3,556,447
Marsh & McLennan Cos., Inc. (Insurance)		55,977	8,356,806
Moody's Corp. (Capital Markets)		2,816	684,598
Nasdaq, Inc. (Capital Markets)		20,562	1,165,454
S&P Global, Inc. (Capital Markets)		3,696	1,128,574
			58,458,435
Health Care–21.9%
AbbVie, Inc. (Biotechnology)		103,187	13,848,727
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		1,904	231,431
Baxter International, Inc. (Health Care Equip. & Supplies)		80,622	4,342,301
Becton Dickinson and Co. (Health Care Equip. & Supplies)		74,953	16,701,777
Biogen, Inc. (Biotechnology)	(a)	5,818	1,553,406
Bristol-Myers Squibb Co. (Pharmaceuticals)		314,845	22,382,331
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		20,922	5,521,316
CVS Health Corp. (Health Care Providers & Svs.)		14,805	1,411,953
Danaher Corp. (Life Sciences Tools & Svs.)		2,091	540,084
DaVita, Inc. (Health Care Providers & Svs.)	(a)	4,118	340,847
Gilead Sciences, Inc. (Biotechnology)		319,240	19,693,916
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	13,688	900,260
Humana, Inc. (Health Care Providers & Svs.)		2,348	1,139,226
Incyte Corp. (Biotechnology)	(a)	35,200	2,345,728
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	1,957	354,491
Johnson & Johnson (Pharmaceuticals)		146,485	23,929,789
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		16,526	3,384,690
Merck & Co., Inc. (Pharmaceuticals)		131,543	11,328,483
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	165	178,880
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		6,825	821,252
Pfizer, Inc. (Pharmaceuticals)		177,335	7,760,180
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		37,210	4,565,295
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,375	947,196
STERIS PLC (Health Care Equip. & Supplies)		7,684	1,277,695
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		4,203	2,122,683
Waters Corp. (Life Sciences Tools & Svs.)	(a)	19,275	5,195,191
West Pharmaceutical Services, Inc. (Health Care Equip. & Supplies)		608	149,617
Zoetis, Inc. (Pharmaceuticals)		16,520	2,449,751
			155,418,496
Industrials–9.0%
AMETEK, Inc. (Electrical Equip.)		46,325	5,253,718
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		73,314	7,060,871
Copart, Inc. (Commercial Svs. & Supplies)	(a)	11,766	1,251,902
Dover Corp. (Machinery)		5,606	653,548
Expeditors International of Washington, Inc. (Air Freight & Logistics)		66,163	5,842,855
Fortive Corp. (Machinery)		41,002	2,390,417
IDEX Corp. (Machinery)		18,338	3,664,849
J.B. Hunt Transport Services, Inc. (Road & Rail)		1,134	177,380
Jacobs Solutions, Inc. (Professional Svs.)		387	41,986
Leidos Holdings, Inc. (Professional Svs.)		581	50,820

(continued)

Ohio National Fund, Inc.	ON U.S. Low Volatility Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Lockheed Martin Corp. (Aerospace & Defense)		9,238	$ 3,568,547
Nordson Corp. (Machinery)		14,877	3,157,941
Northrop Grumman Corp. (Aerospace & Defense)		2,734	1,285,855
Old Dominion Freight Line, Inc. (Road & Rail)		2,956	735,364
Otis Worldwide Corp. (Machinery)		6,224	397,091
Republic Services, Inc. (Commercial Svs. & Supplies)		89,191	12,133,544
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	2,854	963,139
Verisk Analytics, Inc. (Professional Svs.)		38,888	6,631,571
Waste Management, Inc. (Commercial Svs. & Supplies)		52,307	8,380,104
			63,641,502
Information Technology–14.6%
Accenture PLC Class A (IT Svs.)		1,844	474,461
Akamai Technologies, Inc. (IT Svs.)	(a)	75,939	6,099,420
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		7,167	479,902
Apple, Inc. (Tech. Hardware, Storage & Periph.)		237,814	32,865,896
Broadridge Financial Solutions, Inc. (IT Svs.)		30,884	4,457,179
Citrix Systems, Inc. (Software)		75,516	7,853,664
Cognizant Technology Solutions Corp. Class A (IT Svs.)		4,888	280,767
F5, Inc. (Communications Equip.)	(a)	8,940	1,293,886
Fiserv, Inc. (IT Svs.)	(a)	8,905	833,241
Gartner, Inc. (IT Svs.)	(a)	5,951	1,646,582
Jack Henry & Associates, Inc. (IT Svs.)		10,827	1,973,437
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	9,977	1,569,981
Microsoft Corp. (Software)		101,610	23,664,969
NortonLifeLock, Inc. (Software)		123,815	2,493,634
Oracle Corp. (Software)		5,216	318,541
Paychex, Inc. (IT Svs.)		1,744	195,694
Roper Technologies, Inc. (Software)		16,690	6,002,392
Tyler Technologies, Inc. (Software)	(a)	5,332	1,852,870
VeriSign, Inc. (IT Svs.)	(a)	49,888	8,665,546
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	3,549	929,874
			103,951,936
Common Stocks (Continued)	Shares	Value
Materials–0.5%
Ball Corp. (Containers & Packaging)	5,046	$ 243,823
Newmont Corp. (Metals & Mining)	24,336	1,022,842
Sherwin-Williams Co. / The (Chemicals)	10,394	2,128,171
		3,394,836
Real Estate–1.6%
Alexandria Real Estate Equities, Inc. (Equity REIT)	6,820	956,096
Camden Property Trust (Equity REIT)	24,586	2,936,798
Duke Realty Corp. (Equity REIT)	1,632	78,662
Extra Space Storage, Inc. (Equity REIT)	15,278	2,638,663
Public Storage (Equity REIT)	15,659	4,585,112
		11,195,331
Utilities–3.1%
Alliant Energy Corp. (Electric Utilities)	25,552	1,354,000
Ameren Corp. (Multi-Utilities)	7,744	623,779
American Electric Power Co., Inc. (Electric Utilities)	8,755	756,870
American Water Works Co., Inc. (Water Utilities)	5,996	780,439
Atmos Energy Corp. (Gas Utilities)	34,120	3,475,122
CMS Energy Corp. (Multi-Utilities)	67,445	3,927,997
Consolidated Edison, Inc. (Multi-Utilities)	69,241	5,938,108
Dominion Energy, Inc. (Multi-Utilities)	2,675	184,869
DTE Energy Co. (Multi-Utilities)	5,951	684,663
Duke Energy Corp. (Electric Utilities)	16,591	1,543,295
NiSource, Inc. (Multi-Utilities)	94,251	2,374,183
Southern Co. / The (Electric Utilities)	4,775	324,700
WEC Energy Group, Inc. (Multi-Utilities)	2,194	196,209
		22,164,234
Total Common Stocks (Cost $754,450,806)		$703,177,830

Money Market Funds–1.0%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 3.011%	(b)	6,994,364	$ 6,995,763
Total Money Market Funds (Cost $6,995,409)			$6,995,763
Total Investments – 100.0% (Cost $761,446,215)	(c)		$710,173,593
Liabilities in Excess of Other Assets – (0.0)%			(177,310)
Net Assets – 100.0%			$709,996,283

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2022.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON AB Relative Value Portfolio
Schedule of Investments	September 30, 2022 (Unaudited)
Common Stocks–98.1%		Shares	Value
Communication Services–2.5%
Comcast Corp. Class A (Media)		70,940	$ 2,080,670
Verizon Communications, Inc. (Diversified Telecom. Svs.)		24,558	932,467
			3,013,137
Consumer Discretionary–11.4%
AutoZone, Inc. (Specialty Retail)	(a)	542	1,160,926
BorgWarner, Inc. (Auto Components)		35,561	1,116,615
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		9,079	994,332
D.R. Horton, Inc. (Household Durables)		28,414	1,913,683
LKQ Corp. (Distributors)		44,077	2,078,231
Lowe's Cos., Inc. (Specialty Retail)		13,689	2,570,931
Target Corp. (Multiline Retail)		19,012	2,821,191
Ulta Beauty, Inc. (Specialty Retail)	(a)	2,412	967,670
			13,623,579
Consumer Staples–5.0%
Kroger Co. / The (Food & Staples Retailing)		25,368	1,109,850
Philip Morris International, Inc. (Tobacco)		58,634	4,867,208
			5,977,058
Energy–5.3%
Chevron Corp. (Oil, Gas & Consumable Fuels)		5,291	760,158
ConocoPhillips (Oil, Gas & Consumable Fuels)		9,827	1,005,695
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		14,977	1,673,380
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		22,344	826,058
Phillips 66 (Oil, Gas & Consumable Fuels)		25,743	2,077,975
			6,343,266
Financials–17.7%
Aflac, Inc. (Insurance)		6,632	372,718
Allstate Corp. / The (Insurance)		9,678	1,205,201
Axis Capital Holdings Ltd. (Insurance)		16,625	817,119
Bank OZK (Banks)		29,573	1,169,908
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	19,450	5,193,539
Capital One Financial Corp. (Consumer Finance)		5,054	465,827
Goldman Sachs Group, Inc. / The (Capital Markets)		6,924	2,029,078
JPMorgan Chase & Co. (Banks)		34,889	3,645,901
Northern Trust Corp. (Capital Markets)		16,210	1,386,928
Wells Fargo & Co. (Banks)		123,562	4,969,664
			21,255,883
Health Care–21.0%
Amgen, Inc. (Biotechnology)		15,443	3,480,852
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	1,040	433,825
Cigna Corp. (Health Care Providers & Svs.)		12,429	3,448,675
Elevance Health, Inc. (Health Care Providers & Svs.)		12,367	5,617,586
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		22,242	2,676,380
Pfizer, Inc. (Pharmaceuticals)		25,182	1,101,964
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		10,743	1,318,059
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,593	2,475,110
Roche Holding AG – ADR (Pharmaceuticals)		112,748	4,579,824
			25,132,275
Industrials–17.7%
Acuity Brands, Inc. (Electrical Equip.)		6,342	998,675
Alaska Air Group, Inc. (Airlines)	(a)	20,994	821,915
Altra Industrial Motion Corp. (Machinery)		17,544	589,829
Builders FirstSource, Inc. (Building Products)	(a)	21,584	1,271,729
Curtiss-Wright Corp. (Aerospace & Defense)		7,496	1,043,143
Common Stocks (Continued)		Shares	Value
Industrials (continued)
EMCOR Group, Inc. (Construction & Engineering)		6,791	$ 784,225
Emerson Electric Co. (Electrical Equip.)		30,538	2,235,993
Expeditors International of Washington, Inc. (Air Freight & Logistics)		5,318	469,633
FedEx Corp. (Air Freight & Logistics)		3,065	455,061
Knight-Swift Transportation Holdings, Inc. (Road & Rail)		48,817	2,388,616
Middleby Corp. / The (Machinery)	(a)	3,413	437,444
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		14,483	1,054,507
PACCAR, Inc. (Machinery)		14,656	1,226,561
Raytheon Technologies Corp. (Aerospace & Defense)		20,899	1,710,792
Robert Half International, Inc. (Professional Svs.)		15,368	1,175,652
Southwest Airlines Co. (Airlines)	(a)	28,480	878,323
Textron, Inc. (Aerospace & Defense)		34,801	2,027,506
Toro Co. / The (Machinery)		10,346	894,722
Westinghouse Air Brake Technologies Corp. (Machinery)		10,032	816,103
			21,280,429
Information Technology–11.4%
Accenture PLC Class A (IT Svs.)		2,615	672,840
Cisco Systems, Inc. (Communications Equip.)		25,973	1,038,920
Cognizant Technology Solutions Corp. Class A (IT Svs.)		18,210	1,045,982
FleetCor Technologies, Inc. (IT Svs.)	(a)	7,790	1,372,364
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	13,615	1,148,425
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	13,234	2,082,502
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		2,289	454,802
Mastercard, Inc. Class A (IT Svs.)		12,340	3,508,756
Maximus, Inc. (IT Svs.)		10,151	587,438
MKS Instruments, Inc. (Semiconductors & Equip.)		11,251	929,783
NXP Semiconductors N.V. (Semiconductors & Equip.)		5,259	775,755
			13,617,567
Materials–1.6%
BHP Group Ltd. – ADR (Metals & Mining)		9,603	480,534
Mosaic Co. / The (Chemicals)		21,461	1,037,210
Steel Dynamics, Inc. (Metals & Mining)		6,469	458,976
			1,976,720
Real Estate–3.8%
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	27,930	1,885,554
Weyerhaeuser Co. (Equity REIT)		93,883	2,681,299
			4,566,853
Utilities–0.7%
IDACORP, Inc. (Electric Utilities)		8,435	835,149
Total Common Stocks (Cost $134,323,889)			$117,621,916

Money Market Funds–3.6%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 3.011%	(b)	4,297,216	$ 4,298,075
Total Money Market Funds (Cost $4,297,427)			$4,298,075
Total Investments – 101.7% (Cost $138,621,316)	(c)		$121,919,991
Liabilities in Excess of Other Assets – (1.7)%			(2,032,569)
Net Assets – 100.0%			$119,887,422

(continued)

Ohio National Fund, Inc.	ON AB Relative Value Portfolio (Continued)
Schedule of Investments	September 30, 2022 (Unaudited)
Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2022.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON iShares Managed Risk Balanced Portfolio
Schedule of Investments	September 30, 2022 (Unaudited)
Exchange Traded Funds–82.8%	Shares	Value
iShares Core MSCI EAFE ETF	278,219	$ 14,653,795
iShares Core S&P 500 ETF	129,395	46,407,517
iShares Core U.S. Aggregate Bond ETF	1,206,730	116,256,368
iShares iBoxx $ Investment Grade Corporate Bond ETF	121,848	12,483,328
iShares MSCI Australia ETF	105,072	2,061,513
iShares MSCI Canada ETF	191,774	5,898,968
iShares MSCI China ETF	49,825	2,120,552
iShares MSCI France ETF	71,049	1,904,113
iShares MSCI Germany ETF	155,370	3,067,004
iShares MSCI Hong Kong ETF	21,785	397,358
iShares MSCI Italy ETF	12,432	267,288
iShares MSCI Japan ETF	102,258	4,995,303
iShares MSCI Netherlands ETF	2,251	68,813
iShares MSCI Poland ETF	41,221	443,950
iShares MSCI Singapore ETF	48,902	836,713
iShares MSCI South Africa ETF	48,557	1,749,994
iShares MSCI South Korea ETF	7,935	375,802
iShares MSCI Spain ETF	78,318	1,552,263
iShares MSCI Sweden ETF	6,485	176,716
iShares MSCI Taiwan ETF	70,377	3,033,249
iShares MSCI United Kingdom ETF	97,110	2,545,253
iShares Russell 1000 ETF	175,563	34,643,847
Total Exchange Traded Funds (Cost $308,655,384)		$255,939,707

Money Market Funds–13.9%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 3.011%	(a)	42,926,799	$ 42,935,384
Total Money Market Funds (Cost $42,929,932)			$42,935,384
Total Investments – 96.7% (Cost $351,585,316)	(b)		$298,875,091
Other Assets in Excess of Liabilities – 3.3%	(c)		10,143,904
Net Assets – 100.0%			$309,018,995

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Rate represents the seven-day yield at September 30, 2022.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $1,852,611 of cash pledged as collateral for the futures contracts outstanding at September 30, 2022. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2022 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
OSE TOPIX Index - Long	51	December 8, 2022	$6,730,935	$6,469,702	$(261,233)	$(91,267)
MOD S&P TSX 60 Index - Long	16	December 15, 2022	2,715,778	2,585,297	(130,481)	(2,843)
MSCI Emerging Markets Index - Long	182	December 16, 2022	8,877,468	7,930,650	(946,818)	(32,760)
CBT 10-Year U.S. Treasury Note - Long	191	December 20, 2022	22,365,172	21,403,938	(961,234)	(74,610)
			$40,689,353	$38,389,587	$(2,299,766)	$(201,480)
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MSCI EAFE Index - Short	207	December 16, 2022	$(17,355,960)	(17,187,210)	$168,750	$21,610
CME E-mini S&P 500 Index - Short	39	December 16, 2022	(7,194,624)	(7,022,925)	171,699	104,018
EUR Currency Future - Short	3	December 19, 2022	(376,623)	(369,806)	6,817	(563)

Ohio National Fund, Inc.	ON iShares Managed Risk Balanced Portfolio (Continued)
Schedule of Open Futures Contracts	September 30, 2022 (Unaudited)
  Short Futures Contracts (Continued)
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
JPY Currency Future - Short	13	December 19, 2022	$(1,136,594)	$(1,131,569)	$5,025	$3,006
CBT U.S. Ultra Bond - Short	22	December 20, 2022	(3,262,875)	(3,014,000)	248,875	35,750
			$(29,326,676)	$(28,725,510)	$601,166	$163,821
Total Futures Contracts			$11,362,677	$9,664,077	$(1,698,600)	$(37,659)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderately Conservative Model Portfolio
Schedule of Investments in Unaffiliated Issuers	September 30, 2022 (Unaudited)
Open-End Mutual Funds–37.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	93,256	$ 2,158,878
DFA International Core Equity Portfolio Institutional	557,709	6,430,385
PIMCO Low Duration Institutional	2,562,578	23,370,713
PIMCO Total Return Institutional	3,001,176	25,509,992
Vanguard International Growth Fund Admiral Class	24,757	2,119,189
Western Asset Core Plus Bond IS	2,089,140	19,136,524
Total Open-End Mutual Funds		$78,725,681
Total Investments in Securities of Unaffiliated Issuers – 37.1% (Cost $92,633,502)		$78,725,681
Total Investments in Affiliates – 62.9% (Cost $157,098,559) (see schedule below)		133,508,883
Liabilities in Excess of Other Assets – 0.0%		(104,359)
Net Assets – 100.0%		$212,130,205

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	September 30, 2022 (Unaudited)

Affiliate		Value at January 1, 2022	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2022	Value at September 30, 2022
Open-End Mutual Funds – 62.9%
Fidelity Advisor® Real Estate I	(a)	$2,815,609	$556,710	$434,031	$23,472	$(842,571)	$ —	$ —	118,192	$2,119,189
ON AB Mid Cap Core Portfolio	(a)	2,815,609	1,571,934	412,081	88,859	(1,945,132)	5,357	1,058,876	90,525	2,119,189
ON AB Relative Value Portfolio	(a)	2,815,609	234,420	532,151	15,141	(413,830)	382	1,195	240,543	2,119,189
ON AB Small Cap Portfolio	(a)	2,815,609	2,061,922	383,595	(10,413)	(2,364,334)	1,179	1,442,126	210,655	2,119,189
ON BlackRock Advantage International Equity Portfolio	(a)	12,670,241	3,060,148	1,223,412	111,243	(5,081,871)	291,137	1,375,565	845,421	9,536,349
ON BlackRock Advantage Large Cap Core Portfolio	(a)	5,631,218	1,893,195	643,957	106,290	(2,748,369)	36,969	1,233,167	176,894	4,238,377
ON BlackRock Advantage Large Cap Value Portfolio	(a)	11,262,436	3,066,293	1,739,552	430,480	(4,542,903)	147,411	2,038,375	583,397	8,476,754
ON Bond Portfolio	(a)	19,709,263	1,492,929	2,209,113	(35,916)	(4,122,843)	548,285	99,596	950,309	14,834,320
ON Federated Core Plus Bond Portfolio	(a)	36,602,917	7,174,577	6,158,164	(449,466)	(5,382,035)	562,210	17,845	3,653,773	31,787,829
ON Federated High Income Bond Portfolio	(a)	14,078,045	982,590	1,780,326	85,944	(2,770,310)	679,159	—	614,614	10,595,943
ON Janus Henderson Forty Portfolio	(a)	2,815,609	591,156	2,590,865	(272,742)	(543,158)	—	—	—	—
ON Nasdaq-100® Index Portfolio	(a)	5,631,218	2,759,090	765,997	172,922	(3,558,856)	1,532,110	17,333	339,614	4,238,377
ON S&P 500® Index Portfolio	(a)	36,602,917	10,644,260	3,407,605	927,537	(14,038,874)	399,310	3,926,487	1,012,462	30,728,235
ON S&P MidCap 400® Index Portfolio	(a)	14,078,045	3,887,567	2,571,316	667,754	(5,466,107)	122,386	1,853,490	626,979	10,595,943
Total Open-End Mutual Funds					$1,861,105	$(53,821,193)	$4,325,895	$13,064,055		$133,508,883

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2022.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Balanced Model Portfolio
Schedule of Investments in Unaffiliated Issuers	September 30, 2022 (Unaudited)
Open-End Mutual Funds–32.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	1,006,053	$ 23,290,130
DFA International Core Equity Portfolio Institutional	3,341,423	38,526,605
PIMCO Low Duration Institutional	5,861,074	53,452,992
PIMCO Total Return Institutional	8,090,033	68,765,287
Vanguard International Growth Fund Admiral Class	177,951	15,232,580
Western Asset Core Plus Bond IS	5,005,841	45,853,508
Total Open-End Mutual Funds		$245,121,102
Total Investments in Securities of Unaffiliated Issuers – 32.1% (Cost $290,598,442)		$245,121,102
Total Investments in Affiliates – 67.9% (Cost $614,767,723) (see schedule below)		517,907,734
Liabilities in Excess of Other Assets – 0.0%		(336,570)
Net Assets – 100.0%		$762,692,266

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	September 30, 2022 (Unaudited)

Affiliate		Value at January 1, 2022	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2022	Value at September 30, 2022
Open-End Mutual Funds – 67.9%
Fidelity Advisor® Real Estate I	(a)	$10,924,811	$1,112,047	$1,332,272	$177,526	$(3,265,822)	$ —	$ —	424,779	$7,616,290
ON AB Mid Cap Core Portfolio	(a)	10,924,811	4,586,521	910,684	153,981	(7,138,339)	19,838	3,921,418	325,343	7,616,290
ON AB Relative Value Portfolio	(a)	21,849,621	18,064,894	3,938,317	30,692	(5,541,729)	5,631	17,619	3,458,021	30,465,161
ON AB Small Cap Portfolio	(a)	10,924,811	6,370,313	752,484	99,059	(9,025,409)	4,364	5,335,852	757,086	7,616,290
ON BlackRock Advantage International Equity Portfolio	(a)	87,398,485	12,109,662	5,322,774	536,823	(33,791,874)	1,902,985	8,991,228	5,401,624	60,930,322
ON BlackRock Advantage Large Cap Core Portfolio	(a)	21,849,621	5,303,219	2,009,040	446,540	(10,357,760)	136,582	4,555,865	635,750	15,232,580
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	10,924,811	3,446,089	5,151,743	497,676	(5,908,688)	—	2,901,929	574,381	3,808,145
ON BlackRock Advantage Large Cap Value Portfolio	(a)	54,624,053	10,668,117	8,002,718	2,098,042	(21,306,043)	679,409	9,394,777	2,620,884	38,081,451
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	21,849,621	7,310,930	1,744,082	76,177	(12,260,066)	—	5,666,415	869,936	15,232,580
ON Bond Portfolio	(a)	54,624,053	3,635,669	8,977,035	(152,900)	(11,048,336)	1,434,705	260,615	2,439,555	38,081,451
ON Federated Core Plus Bond Portfolio	(a)	87,398,485	13,382,453	18,857,494	(1,415,160)	(11,961,672)	1,235,159	39,205	7,878,921	68,546,612
ON Federated High Income Bond Portfolio	(a)	32,774,432	1,753,959	5,619,081	289,716	(6,350,155)	1,495,776	—	1,325,341	22,848,871
ON Janus Henderson Forty Portfolio	(a)	10,924,811	4,900,135	5,045,808	1,499,689	(8,470,682)	—	3,884,948	3,430,761	3,808,145
ON Nasdaq-100® Index Portfolio	(a)	21,849,621	4,825,984	10,317,177	1,803,967	(10,546,105)	37,416	2,827,972	610,280	7,616,290
ON S&P 500® Index Portfolio	(a)	163,872,158	27,341,731	15,234,125	4,308,450	(58,427,570)	1,568,852	15,426,808	4,015,178	121,860,644
ON S&P MidCap 400® Index Portfolio	(a)	98,323,295	16,520,535	13,586,342	4,139,956	(36,850,832)	814,325	12,332,604	4,056,013	68,546,612
Total Open-End Mutual Funds					$14,590,234	$(252,251,082)	$9,335,042	$75,557,255		$517,907,734

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2022.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderate Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers	September 30, 2022 (Unaudited)
Open-End Mutual Funds–22.6%	Shares	Value
DFA Emerging Markets Portfolio Institutional	1,819,514	$ 42,121,737
DFA International Core Equity Portfolio Institutional	8,452,685	97,459,463
PIMCO Low Duration Institutional	3,782,230	34,493,940
PIMCO Total Return Institutional	6,496,663	55,221,634
Vanguard International Growth Fund Admiral Class	482,282	41,283,379
Western Asset Core Plus Bond IS	4,522,358	41,424,799
Total Open-End Mutual Funds		$312,004,952
Total Investments in Securities of Unaffiliated Issuers – 22.6% (Cost $373,501,474)		$312,004,952
Total Investments in Affiliates – 77.4% (Cost $1,307,429,592) (see schedule below)		1,066,487,278
Liabilities in Excess of Other Assets – 0.0%		(503,919)
Net Assets – 100.0%		$1,377,988,311

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	September 30, 2022 (Unaudited)

Affiliate		Value at January 1, 2022	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2022	Value at September 30, 2022
Open-End Mutual Funds – 77.4%
Fidelity Advisor® Real Estate I	(a)	$19,776,234	$1,850,784	$2,239,186	$345,888	$(5,972,594)	$ —	$ —	767,492	$13,761,126
ON AB Mid Cap Core Portfolio	(a)	19,776,234	8,091,772	1,327,931	205,573	(12,984,522)	36,243	7,164,076	587,831	13,761,126
ON AB Relative Value Portfolio	(a)	39,552,467	48,025,277	7,123,689	(127,613)	(11,520,811)	12,900	40,367	7,809,947	68,805,631
ON AB Small Cap Portfolio	(a)	39,552,467	22,793,726	2,273,130	220,083	(32,770,894)	15,880	19,416,303	2,735,810	27,522,252
ON BlackRock Advantage International Equity Portfolio	(a)	177,986,103	23,973,035	9,978,322	925,727	(69,056,407)	3,884,798	18,354,901	10,979,622	123,850,136
ON BlackRock Advantage Large Cap Core Portfolio	(a)	79,104,935	17,959,953	5,770,954	1,700,700	(37,950,129)	498,427	16,625,664	2,297,350	55,044,505
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	39,552,467	18,011,086	10,116,839	2,891,977	(29,697,002)	—	15,861,837	3,113,377	20,641,689
ON BlackRock Advantage Large Cap Value Portfolio	(a)	158,209,869	29,573,077	21,340,272	5,200,176	(61,553,841)	1,991,218	27,534,296	7,576,670	110,089,009
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	59,328,701	19,492,727	4,152,892	72,731	(33,457,888)	—	15,487,591	2,357,703	41,283,379
ON Bond Portfolio	(a)	69,216,818	6,123,247	12,913,624	(234,847)	(14,027,652)	1,829,774	332,380	3,085,454	48,163,942
ON Federated Core Plus Bond Portfolio	(a)	118,657,402	6,805,174	25,629,556	(1,905,945)	(15,360,318)	1,501,417	47,657	9,490,432	82,566,757
ON Federated High Income Bond Portfolio	(a)	39,552,467	2,559,032	7,197,330	276,618	(7,668,535)	1,823,015	—	1,596,418	27,522,252
ON Janus Henderson Forty Portfolio	(a)	39,552,467	10,981,077	25,205,245	2,873,341	(21,321,077)	—	7,081,369	6,198,705	6,880,563
ON Nasdaq-100® Index Portfolio	(a)	59,328,701	15,596,369	19,752,032	3,376,815	(31,027,601)	253,106	10,186,581	2,205,309	27,522,252
ON S&P 500® Index Portfolio	(a)	355,972,206	52,870,255	28,247,919	8,326,078	(127,459,223)	3,443,488	33,860,445	8,614,873	261,461,397
ON S&P MidCap 400® Index Portfolio	(a)	197,762,337	30,237,976	23,673,904	6,294,570	(73,009,717)	1,654,281	25,053,381	8,142,678	137,611,262
Total Open-End Mutual Funds					$30,441,872	$(584,838,211)	$16,944,547	$197,046,848		$1,066,487,278

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2022.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers	September 30, 2022 (Unaudited)
Open-End Mutual Funds–17.2%	Shares	Value
DFA Emerging Markets Portfolio Institutional	543,622	$ 12,584,859
DFA International Core Equity Portfolio Institutional	2,436,619	28,094,219
PIMCO Total Return Institutional	364,116	3,094,983
Vanguard International Growth Fund Admiral Class	108,119	9,254,983
Total Open-End Mutual Funds		$53,029,044
Total Investments in Securities of Unaffiliated Issuers – 17.2% (Cost $65,764,236)		$53,029,044
Total Investments in Affiliates – 82.8% (Cost $325,780,734) (see schedule below)		256,054,537
Liabilities in Excess of Other Assets – 0.0%		(137,309)
Net Assets – 100.0%		$308,946,272

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	September 30, 2022 (Unaudited)

Affiliate		Value at January 1, 2022	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2022	Value at September 30, 2022
Open-End Mutual Funds – 82.8%
Fidelity Advisor® Real Estate I	(a)	$4,483,285	$342,982	$466,949	$72,964	$(1,347,288)	$ —	$ —	172,058	$3,084,994
ON AB Mid Cap Core Portfolio	(a)	4,483,285	1,752,242	242,283	10,387	(2,918,637)	8,244	1,629,594	131,781	3,084,994
ON AB Relative Value Portfolio	(a)	13,449,855	10,813,242	2,477,441	(57,592)	(3,218,097)	3,511	10,986	2,101,018	18,509,967
ON AB Small Cap Portfolio	(a)	17,933,140	7,734,392	4,262,159	213,840	(12,364,230)	5,412	6,617,470	919,978	9,254,983
ON BlackRock Advantage International Equity Portfolio	(a)	53,799,420	7,772,435	3,963,253	186,022	(20,774,691)	1,171,852	5,536,768	3,281,909	37,019,933
ON BlackRock Advantage Large Cap Core Portfolio	(a)	26,899,710	5,866,164	1,906,393	575,448	(12,924,962)	169,826	5,664,773	772,536	18,509,967
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	8,966,570	5,291,174	390,598	56,202	(7,753,359)	1,584,357	3,219,495	930,617	6,169,989
ON BlackRock Advantage Large Cap Value Portfolio	(a)	35,866,280	6,976,271	5,366,171	1,148,098	(13,944,522)	452,041	6,250,756	1,698,552	24,679,956
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	20,174,782	6,350,545	1,231,370	(117,008)	(11,294,474)	—	5,289,560	792,831	13,882,475
ON Bond Portfolio	(a)	4,483,285	425,732	900,409	3,461	(927,075)	118,523	21,530	197,629	3,084,994
ON Federated Core Plus Bond Portfolio	(a)	—	7,255,456	504,892	(41,576)	(538,999)	113,404	3,600	709,194	6,169,989
ON Federated High Income Bond Portfolio	(a)	4,483,285	292,531	856,535	(3,555)	(830,732)	206,411	—	178,944	3,084,994
ON Janus Henderson Forty Portfolio	(a)	13,449,855	4,273,044	7,558,288	1,457,426	(8,537,043)	—	3,212,429	2,779,274	3,084,994
ON Nasdaq-100® Index Portfolio	(a)	17,933,140	4,750,147	4,499,577	703,777	(9,632,504)	3,468,851	86,190	741,585	9,254,983
ON S&P 500® Index Portfolio	(a)	80,699,130	10,820,386	5,951,069	1,796,638	(28,750,191)	877,494	7,518,544	1,931,298	58,614,894
ON S&P MidCap 400® Index Portfolio	(a)	51,557,777	10,539,484	5,100,439	1,266,585	(19,700,976)	—	7,589,713	2,281,801	38,562,431
Total Open-End Mutual Funds					$7,271,117	$(155,457,780)	$8,179,926	$52,651,408		$256,054,537

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2022.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.
Notes to Schedules of Investments	September 30, 2022 (Unaudited)
(1)Organization
Ohio National Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act").  The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Fund consists of twenty-three separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:
■	ON Bond Portfolio – High level of income and opportunity for capital appreciation consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in corporate debt securities.
■	ON BlackRock Balanced Allocation Portfolio – High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.
■	ON BlackRock Advantage International Equity Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index (Net - USD).
■	ON Janus Henderson Forty Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.
■	ON AB Small Cap Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of smaller capitalization companies with market capitalizations at the time of investment that fall within the lowest 20% of the total U.S. equity market capitalization (excluding companies with market capitalizations of less than $10 million).
■	ON AB Mid Cap Core Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-capitalization companies with public stock market capitalization at the time of investment that are within the range of market capitalizations of the companies constituting the Russell Midcap® Index.
■	ON S&P 500® Index Portfolio – Total return approximating that of the Standard & Poor's 500® Index (S&P 500® Index), at a risk level consistent with that of the S&P 500® Index by investing, under normal circumstances, more than 80% of its net assets in common stock and other securities of companies that are included in the S&P 500® Index.
■	ON BlackRock Advantage Large Cap Value Portfolio – Growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Value Index for the previous twelve months.
■	ON Federated High Income Bond Portfolio – High current income by investing, under normal circumstances, at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated BB or lower by Standard & Poor’s or Fitch, or Ba or lower by Moody's.
■	ON Nasdaq-100® Index Portfolio – Long-term growth of capital by investing, under normal circumstances, more than 80% of its net assets in the common stocks of companies that are included in the Nasdaq-100® Index.
■	ON BlackRock Advantage Large Cap Core Portfolio– Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.
■	ON BlackRock Advantage Small Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of small capitalization companies with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Index for the previous twelve months.
■	ON S&P MidCap 400® Index Portfolio – Total return approximating that of the Standard & Poor’s MidCap 400® Index (S&P MidCap 400® Index), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index by investing, under normal circumstances, more than 80% of its net assets in the common stock and other securities included in the S& P MidCap 400® Index.
■	ON BlackRock Advantage Large Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Growth Index for the previous twelve months.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2022 (Unaudited)
■	ON Risk Managed Balanced Portfolio – Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.
■	ON Federated Core Plus Bond Portfolio - Total return by investing, under normal circumstances, at least 80% of its net assets in fixed-income investments, primarily U.S. dollar denominated, investment-grade, fixed income securities. Investment-grade, fixed income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (“NRSRO”).
■	ON U.S. Low Volatility Portfolio (formerly ON Janus Henderson U.S. Low Volatility Portfolio) - Capital appreciation by investing, under normal circumstances, at least 80% of its net assets in U.S. common stocks of companies included in the S&P 500® Index. Those stocks are selected by a mathematical investment process which seeks to achieve returns similar to those of the S&P 500® Index over the long-term with lower absolute volatility.
■	ON AB Relative Value Portfolio - Long-term growth of capital by investing primarily in the equity securities of U.S. companies that the Portfolio's sub-adviser believes are trading at attractive valuations and that have strong or improving business models.
■	ON iShares Managed Risk Balanced Portfolio - Income and capital appreciation by investing in underlying exchange traded funds ("ETFs") and futures. Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio invests a minimum of 25% of its assets in equity investments and a minimum of 25% of its assets in fixed income investments.
■	ON Moderately Conservative Model Portfolio* – Current income and moderate growth of capital with a greater emphasis on current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 20-40%, International Equity 5-20%, and Fixed Income 30-70%.
■	ON Balanced Model Portfolio* – A balance between growth of capital and current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 25-50%, International Equity 10-25%, and Fixed Income 25-50%.
■	ON Moderate Growth Model Portfolio* – Growth of capital and moderate current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 40-60%, International Equity 15-35%, and Fixed Income 10-30%.
■	ON Growth Model Portfolio* – Growth of capital and some current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 50-80%, International Equity 15-45%, and Fixed Income 0-15%.
*	Collectively, the "ON Model Portfolios".
Additional detail regarding Portfolio-specific objectives, policies, and investment strategies is provided in the Prospectuses and Statements of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the ON Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.
At present, the Fund issues its shares to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.
ONLIC and NSLA no longer market, nor issue, variable annuities. ONLIC and NSLA will continue to service the in-force variable annuity contracts, the variable separate accounts, and underlying subaccounts regardless of new sales.
Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2022 (Unaudited)
The Fund is authorized to issue 1.55 billion of its capital shares. Of this total, shares authorized have been allocated to specific Portfolios of the Fund as follows:
Portfolio	Authorized Shares	Portfolio	Authorized Shares
ON Bond	22,000,000	ON BlackRock Advantage Large Cap Growth	42,000,000
ON BlackRock Balanced Allocation	22,000,000	ON Risk Managed Balanced	170,000,000
ON BlackRock Advantage International Equity	50,000,000	ON Federated Core Plus Bond	115,000,000
ON Janus Henderson Forty	9,000,000	ON U.S. Low Volatility	155,000,000
ON AB Small Cap	7,000,000	ON AB Relative Value	50,000,000
ON AB Mid Cap Core	4,000,000	ON iShares Managed Risk Balanced	133,000,000
ON S&P 500® Index	50,000,000	ON iShares Managed Risk Moderate Growth**	105,000,000
ON BlackRock Advantage Large Cap Value	26,000,000	ON iShares Managed Risk Growth**	90,000,000
ON Federated High Income Bond	13,000,000	ON Moderately Conservative Model	36,000,000
ON Nasdaq-100® Index	22,000,000	ON Balanced Model	120,000,000
ON BlackRock Advantage Large Cap Core	17,000,000	ON Moderate Growth Model	210,000,000
ON BlackRock Advantage Small Cap Growth	8,000,000	ON Growth Model	43,000,000
ON S&P MidCap 400® Index	31,000,000
**	These Portfolios and their respective authorized shares have been approved, although the Portfolios are not yet in operation.
The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.
Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.
(2)Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Board has adopted policies for the valuation of the Fund’s securities, which include guidelines for valuation when active market quotations are not readily available. The Board has delegated authority to the Fund’s adviser, Ohio National Investments, Inc. (“ONI”) to apply those guidelines in the determination of fair value, subject to oversight by the Board.
Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.
Investments, other than those securities aforementioned, are valued as follows:
Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions).  If, on a particular day, a domestic equity security does not trade, or otherwise cannot be priced by independent pricing services, then a broker quotation as of the end of the current trading session, the evaluated mean between the bid and ask prices, as reported by an approved independent pricing source, or a previous last trade price may be used when appropriate.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2022 (Unaudited)
Over-the-counter traded American Depositary Receipts ("ADRs") may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.
Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the evaluated bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board. Many fixed income securities, including investment grade and high-yield corporate bonds, U.S. Treasury and government agency obligations, and other asset-backed instruments are not actively traded on a daily basis.  As such, the approved pricing services may use asset type-specific valuation models to provide good faith determinations that the holders of securities would receive in an orderly transaction under current market conditions.  The valuation models may use observable market data such as recent transaction data, benchmark yields, broker/dealer inputs, valuations and yields of comparable instruments, relative credit information, observed market movements, and market research and news.  Asset-backed securities and mortgage-backed securities may use valuation models that heavily consider predicted cash flows of each tranche of an issue, benchmark spreads, and unique attributes of the tranche.  The last trade or last evaluated bid may be used if an evaluated bid price is not available.
U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the OPRA (Options Price Reporting Authority) at 4:00 pm Eastern Time (normal trading sessions). If there are no reported trades for a trading session, the evaluated composite-basis bid price, or other method will be used for valuation purposes.
Futures contracts are valued at the daily quoted settlement prices as reported by an approved independent pricing source.
Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.
Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).
Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded.  Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.
Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service.  The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close.  The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close.  Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures.  The testing is reviewed by management of the Fund and is reported to the Board.  Prior results have indicated that these procedures have been effective in reaching valuation objectives.
Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.
The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2022 (Unaudited)
Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework.  The hierarchy is summarized in three broad levels:
Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of September 30, 2022:
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Bond	Corporate Bonds***	$—	$182,056,750	$—
	Asset-Backed Securities***	—	5,621,965	—
	Money Market Funds	6,297,021	—	—
		$6,297,021	$187,678,715	$ —
ON BlackRock Balanced Allocation	Common Stocks***	$280,804,975	$—	$—
	Corporate Bonds***	—	109,673,986	—
	Asset-Backed Securities***	—	2,302,575	—
	U.S. Treasury Obligations	—	847,344	—
	Money Market Funds	5,292,533	—	—
		$286,097,508	$112,823,905	$ —
	Long Futures Contracts	$(480,392)	$—	$—
ON BlackRock Advantage International Equity	Common Stocks***	$34,357	$337,681,062	$—
	Preferred Securities***	—	2,329,143	—
	Money Market Funds	7,183,893	—	—
		$7,218,250	$340,010,205	$ —
	Long Futures Contracts	$(931,420)	$—	$—
ON Janus Henderson Forty	Common Stocks***	$51,697,754	$897,922	$—
	Money Market Funds	2,940,782	—	—
		$54,638,536	$897,922	$ —
ON AB Small Cap	Common Stocks***	$105,595,294	$—	$—
	Exchange Traded Funds	701,879	—	—
	Money Market Funds	1,751,026	—	—
		$108,048,199	$ —	$ —
ON AB Mid Cap Core	Common Stocks***	$72,391,025	$—	$—
	Money Market Funds	706,704	—	—
		$73,097,729	$ —	$ —
	Long Futures Contracts	$(16,152)	$—	$—
ON S&P 500® Index	Common Stocks***	$942,634,406	$406,120	$—
	U.S. Treasury Obligations	—	197,833	—
	Money Market Funds	8,252,535	—	—
		$950,886,941	$603,953	$ —
	Long Futures Contracts	$(974,796)	$—	$—

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2022 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON BlackRock Advantage Large Cap Value	Common Stocks***	$226,293,606	$—	$—
	Money Market Funds	2,907,636	—	—
		$229,201,242	$ —	$ —
	Long Futures Contracts	$(374,255)	$—	$—
ON Federated High Income Bond	Corporate Bonds***	$—	$120,686,289	$—
	Common Stocks***	303,571	—	—
	Rights***	—	3,251	—
	Money Market Funds	2,327,676	—	—
		$2,631,247	$120,689,540	$ —
ON Nasdaq-100® Index	Common Stocks***	$204,462,301	$—	$—
	U.S. Treasury Obligations	—	98,916	—
	Money Market Funds	1,046,840	—	—
		$205,509,141	$98,916	$ —
	Long Futures Contracts	$(97,646)	$—	$—
ON BlackRock Advantage Large Cap Core	Common Stocks***	$295,120,468	$—	$—
	Money Market Funds	4,312,919	—	—
		$299,433,387	$ —	$ —
	Long Futures Contracts	$(545,279)	$—	$—
ON BlackRock Advantage Small Cap Growth	Common Stocks***	$131,144,535	$—	$—
	Rights***	—	4,950	—
	Money Market Funds	1,926,081	—	—
		$133,070,616	$4,950	$ —
	Long Futures Contracts	$(249,746)	$—	$—
ON S&P MidCap 400® Index	Common Stocks***	$303,618,239	$—	$—
	U.S. Treasury Obligations	—	98,917	—
	Money Market Funds	1,622,112	—	—
		$305,240,351	$98,917	$ —
	Long Futures Contracts	$(241,413)	$—	$—
ON BlackRock Advantage Large Cap Growth	Common Stocks***	$43,533,468	$—	$—
	Money Market Funds	734,523	—	—
		$44,267,991	$ —	$ —
	Long Futures Contracts	$(98,425)	$—	$—

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2022 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Risk Managed Balanced	Common Stocks***	$534,843,562	$—	$—
	U.S. Treasury Obligations	—	178,892,044	—
	Corporate Bonds***	—	168,064,728	—
	Purchased Options	52,007,358	23,643,150	—
	Asset-Backed / Mortgage-Backed Securities***	—	67,731,182	—
	U.S. Government Agency Mortgage-Backed Securities	—	50,525,762	—
	Preferred Securities***	—	2,121,966	—
	Sovereign Debt Issues	—	1,214,399	—
	Taxable Municipal Bonds	—	452,362	—
	Money Market Funds	77,184,632	—	—
		$664,035,552	$492,645,593	$ —
	Long Futures Contracts	$(20,516,186)	$—	$—
	Short Futures Contracts	$26,335,970	$—	$—
ON Federated Core Plus Bond	U.S. Treasury Obligations	$—	$228,567,923	$—
	U.S. Government Agency Mortgage-Backed Securities	—	121,498,678	—
	Corporate Bonds***	—	116,210,498	—
	Investment Companies	30,166,428	—	—
	Asset-Backed / Mortgage-Backed Securities***	—	20,310,693	—
	Sovereign Debt Issues	—	1,720,930	—
	Common Stocks***	7,412	—	—
	Money Market Funds	23,553,296	—	—
		$53,727,136	$488,308,722	$ —
	Long Futures Contracts	$(1,356,078)	$—	$—
	Short Futures Contracts	$1,700,494	$—	$—
ON U.S. Low Volatility	Common Stocks***	$695,324,166	$7,853,664	$—
	Money Market Funds	6,995,763	—	—
		$702,319,929	$7,853,664	$ —
ON AB Relative Value	Common Stocks***	$117,621,916	$—	$—
	Money Market Funds	4,298,075	—	—
		$121,919,991	$ —	$ —
ON iShares Managed Risk Balanced	Exchange Traded Funds	$255,939,707	$—	$—
	Money Market Funds	42,935,384	—	—
		$298,875,091	$ —	$ —
	Long Futures Contracts	$(2,299,766)	$—	$—
	Short Futures Contracts	$601,166	$—	$—
ON Moderately Conservative Model	Open-End Mutual Funds	$212,234,564	$—	$—
ON Balanced Model	Open-End Mutual Funds	$763,028,836	$—	$—
ON Moderate Growth Model	Open-End Mutual Funds	$1,378,492,230	$—	$—

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2022 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Growth Model	Open-End Mutual Funds	$309,083,581	$—	$—

***	Each of the Portfolio's Schedules of Investments include detailed industry descriptions.
Foreign Securities and Currency
The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source.  These exchange rates are currently determined daily at 4:00 pm Eastern Time for normal trading sessions.  Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.
The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.
All Portfolios of the Fund may invest in securities of foreign issuers. The ON BlackRock Advantage International Equity Portfolio may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.
Restricted Securities
Restricted securities are typically those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a Portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.
Investment Transactions and Related Income
For financial reporting purposes, investment transactions are accounted for on a trade date (T+0) basis.  For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date (T+1), in accordance with Rule 2a-4 of the 40 Act.  Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.
Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends.
Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount using the interest method.  The period of amortization or accretion extends from the purchase date to the maturity date, except for securities that are purchased at a premium and have explicit, noncontingent call features, whereby the securities are callable at fixed prices and on pre-determined dates.  The premium amounts related to those securities are generally amortized to the earliest call date. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.  Payments received for interest-only mortgage-backed securities are included in interest income. Because no principal is received at the maturity of an interest-only security, adjustments are made to the cost of the security until maturity. These adjustments are also included in interest income on the Statements of Operations.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2022 (Unaudited)
Distributions to Shareholders and Federal Taxes
The Fund satisfies its distribution requirements, as required for each of the Portfolios to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code.  The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.  As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or accrued.  The Board's intent is that the Fund will not initiate any realized gain distributions until any applicable capital loss carryforwards have been offset.
The character of ordinary income distributions, realized capital gains distributions, and return of capital, if any, are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, they are reclassified within the composition of net assets; temporary differences do not require such reclassification.  Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.
The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.  Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland.  The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.
Expense Allocation
Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.
Foreign Withholding Taxes
Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally withheld based on income earned.  These Portfolios accrue such taxes as the related income is earned.
TBA Commitments
To-Be-Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
Mortgage Dollar Rolls
A Portfolio may enter into a mortgage dollar roll (“MDR”) transaction, in which the Portfolio agrees to both sell and purchase a similar, but not identical, TBA mortgage-backed security with the same issuer, rate, and term on a later date at a set price. MDRs are treated as purchases and sales, which may have the effect of increasing portfolio turnover rates, and result in realized gains and losses based on the agreed-upon fixed prices.
New Accounting Pronouncements and Regulations
In October 2020, the Securities and Exchange Commission (the “SEC”) adopted Rule 18f-4, which governs the use of derivatives by registered investment companies.  Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 40 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Rule 18f-4 had a compliance date of August 19, 2022.  Management has implemented changes in connection with the rule and has determined that there is no material impact to the Portfolio’s financial statements.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2022 (Unaudited)
In December 2020, the SEC adopted Rules 2a-5 and 31a-4 (the "Rules") that clarify how investment companies may satisfy their valuation obligations under the 40 Act.  The Rules permit an investment company’s board to designate the determination of fair value to a fund's investment adviser, subject to the board's oversight and certain other conditions.  The Rules also create a framework for the determination of the fair value of an investment company’s investments to establish a standard baseline for valuation practices and recordkeeping.  The Rules had a compliance date of September 8, 2022.  Management has implemented changes in connection with the Rules and has determined that there is no material impact to the Portfolio’s financial statements.
LIBOR Transition
The Portfolios may invest in certain fixed income securities that rely upon the London Interbank Offered Rate (“LIBOR”) for determination of variable interest rate terms. LIBOR is an average interest rate that banks charge one another for the use of short-term money.  On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023.  The ICE Benchmark Administration ceased the publication of all other LIBOR settings, including the one-week and two-month USD LIBOR settings on December 31, 2021. There remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.
Pandemic Risks
The COVID-19 virus pandemic has continued to significantly impact the global economy and market environment.  Liquidity and performance of the Portfolios may be negatively impacted as a result of ongoing economic uncertainties caused by the pandemic. The values for the investments in future financial statements may differ significantly from those presented for this period end.
Subsequent Events
ONLIC, NSLA, and certain variable separate account entities affiliated with ONLIC and NSLA were parties to a correspondence letter filed with the SEC on July 22, 2022, which described the intent of those entities to execute a substitution of investment options pursuant to Commission Statement on Insurance Product Fund Substitution Applications, Release No. IC-34199. As outlined in the correspondence letter, those entities communicated their intent to substitute shares of four unaffiliated funds (the “Unaffiliated Funds”) currently available under certain variable contracts for shares of four affiliated fund options (the “Replacement Ohio National Fund Portfolios”). The substitution transactions are:
Unaffiliated Funds	Replacement Ohio National Fund Portfolios
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	ON BlackRock Advantage Large Cap Growth Portfolio
TOPS® Managed Risk Balanced ETF Portfolio (Class 2 and Class 3 Shares)	ON iShares Managed Risk Balanced Portfolio
TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2 and Class 3 Shares)	ON iShares Managed Risk Moderate Growth Portfolio
TOPS® Managed Risk Growth ETF Portfolio (Class 2 and Class 3 Shares)	ON iShares Managed Risk Growth Portfolio
At a meeting held on July 18, 2022, the Board, including a majority of the Directors who are not “interested persons” of the Fund (the “Independent Directors”), approved amendments to the Investment Advisory Agreement with the Fund’s adviser, Ohio National Investments, Inc. (“ONI”) and sub-advisory agreements between ONI and BlackRock Investment Management, LLC. (“BlackRock”). Pursuant to those amended agreements, the advisory fee and sub-advisory fee schedules for the ON iShares Managed Risk Balanced, ON iShares Managed Risk Moderate Growth, and ON iShares Managed Risk Growth Portfolios (the “iShares Portfolios”) were revised, effective October 14, 2022. The revised advisory fee breakpoint schedules for each of the iShares Portfolios, based on each Portfolio’s daily net assets, along with the previously approved advisory fee breakpoint schedules for those Portfolios, are as follows:
Revised Advisory Fees	Previous Advisory Fees
0.55% on the first $1.5 billion	0.58% on the first $1.5 billion
0.53% over $1.5 billion	0.55% over $1.5 billion
The revised sub-advisory fee breakpoint schedule, based on the combined net assets of the ON iShares Portfolios, along with the previously approved combined sub-advisory fee breakpoint schedule for those Portfolios, are as follows:

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2022 (Unaudited)
Revised Sub-advisory Fees	Previous Sub-advisory Fees
0.19% on the first $1.5 billion	0.20% on the first $1.5 billion
0.18% over $1.5 billion	0.20% on the first $1.5 billion
In conjunction with the substitution transactions, ONI entered into expense limitation agreements with the Replacement Ohio National Fund Portfolios whereby, for a period of two years following the Substitution Date, the annual net operating expenses for each applicable Replacement Ohio National Fund Portfolio will not exceed the annual net operating expenses of the related Unaffiliated Fund for the fiscal year ended December 31, 2021. The net operating expense limitation for each Replacement Ohio National Fund Portfolio, stated as a percent of average net assets, are as follows:
Portfolio	Expense Limitation
ON BlackRock Advantage Large Cap Growth	0.85%
ON iShares Managed Risk Balanced	0.75%
ON iShares Managed Risk Moderate Growth	0.74%
ON iShares Managed Risk Growth	0.74%
The substitution transactions will occur as cash redemptions of each Unaffiliated Fund’s shares and cash subscriptions to each corresponding Replacement Ohio National Fund Portfolio’s shares. Those transactions are intended to take effect on or about October 14, 2022. Upon execution of those substitution transactions, the ON iShares Managed Risk Moderate Growth and ON iShares Managed Risk Growth Portfolios will commence operations and the fees and expenses related to certain of the Replacement Ohio National Fund Portfolios may be amended or limited.
Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no other subsequent events to report.
(3)Financial Instruments
The Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investment objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.
Options
A Portfolio may buy call and put options. In purchasing call options, a Portfolio pays the seller of the call option a premium for the right of the Portfolio to buy the underlying securities from the seller at a specified exercise price prior to the expiration of the option. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. In order to terminate its position as the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the sale of an option on the same underlying securities and having the same exercise price and expiration date as the option previously purchased by the Portfolio.
When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.
The ON Risk Managed Balanced Portfolio purchased call and put options associated with the S&P 500® Index or related exchange traded fund during the nine-month period ended September 30, 2022. These instruments were used by the Risk Management Component of the Portfolio to provide for the Portfolio’s stated risk management strategy.
Purchased options are non-income producing securities.
Futures Contracts
A Portfolio may buy or sell futures contracts relating to stock indices, foreign currencies, or interest rates.  Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2022 (Unaudited)
Futures contracts may be based on broad-based stock indices such as the S&P 500® Index or on narrow-based stock indices. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio.  Foreign currency futures contracts are contracts traded on commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the value of a stated foreign currency in relation to the U.S dollar, or other currency, on the last day of the contract and the relative value of those currencies on the date of executing the contract.  Foreign currency futures may be valued by exchange rates that are based on the relative value of a variety of foreign currencies.  An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market.
The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.
The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.
Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Variation margin is recognized as a receivable and/or payable for variation margin on futures contracts on the Statement of Assets and Liabilities. In the event of a bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the sub-advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business. In addition to the margin restrictions discussed above, transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.
Portions of certain Portfolios’ securities and cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at September 30, 2022 as collateral for the Portfolios’ futures contracts.  The futures contracts, except those held by the ON Risk Managed Balanced, ON Federated Core Plus Bond, and ON iShares Managed Risk Balanced Portfolios, were used for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indices. For the ON Risk Managed Balanced and ON iShares Managed Risk Balanced Portfolios, futures contracts were used to provide for the Portfolios' respective stated risk management strategies. For the ON Federated Core Plus Bond Portfolio, futures contracts were used by the Portfolio to manage total exposure to underlying investments, to manage interest rate risk, or to otherwise execute the Portfolio's stated investment strategy.  There were other futures contracts executed and closed in the Portfolios during the nine-month period ended September 30, 2022.  Those contracts were executed for similar purposes as the contracts outstanding at September 30, 2022.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2022 (Unaudited)
(4)Federal Income Tax Information
The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at September 30, 2022 for federal income tax purposes.
	ON Bond	ON BlackRock Balanced Allocation	ON BlackRock Advantage International Equity	ON Janus Henderson Forty	ON AB Small Cap	ON AB Mid Cap Core
Gross unrealized:
Appreciation	$30,782	$14,606,127	$9,885,083	$7,199,393	$3,169,577	$2,717,412
Depreciation	(35,243,439)	(74,219,015)	(81,257,260)	(7,837,958)	(31,106,472)	(19,884,652)
Net unrealized appreciation (depreciation)	$(35,212,657)	$(59,612,888)	$(71,372,177)	$(638,565)	$(27,936,895)	$(17,167,240)
Aggregate cost of investments:	$229,188,393	$458,053,909	$417,669,212	$56,175,023	$135,985,094	$90,248,817

	ON S&P 500® Index	ON BlackRock Advantage Large Cap Value	ON Federated High Income Bond	ON Nasdaq-100® Index	ON BlackRock Advantage Large Cap Core	ON BlackRock Advantage Small Cap Growth
Gross unrealized:
Appreciation	$285,431,503	$4,234,335	$344,085	$63,492,993	$15,074,251	$8,789,106
Depreciation	(68,063,559)	(41,751,156)	(24,739,046)	(21,495,072)	(52,763,752)	(45,566,811)
Net unrealized appreciation (depreciation)	$217,367,944	$(37,516,821)	$(24,394,961)	$41,997,921	$(37,689,501)	$(36,777,705)
Aggregate cost of investments:	$733,148,154	$266,343,808	$147,715,748	$163,512,490	$336,577,609	$169,603,525

	ON S&P MidCap 400® Index	ON BlackRock Advantage Large Cap Growth	ON Risk Managed Balanced	ON Federated Core Plus Bond	ON U.S. Low Volatility	ON AB Relative Value
Gross unrealized:
Appreciation	$47,840,620	$1,201,952	$56,815,488	$1,980,639	$13,569,739	$967,021
Depreciation	(50,953,156)	(7,959,663)	(141,282,716)	(80,914,181)	(64,886,922)	(17,668,346)
Net unrealized appreciation (depreciation)	$(3,112,536)	$(6,757,711)	$(84,467,228)	$(78,933,542)	$(51,317,183)	$(16,701,325)
Aggregate cost of investments:	$308,210,392	$50,927,277	$1,246,968,157	$621,313,816	$761,490,776	$138,621,316

	ON iShares Managed Risk Balanced	ON Moderately Conservative Model	ON Balanced Model	ON Moderate Growth Model	ON Growth Model
Gross unrealized:
Appreciation	$621,962	$ —	$ —	$ —	$ —
Depreciation	(55,193,611)	(42,550,540)	(170,037,373)	(373,359,803)	(101,041,703)
Net unrealized appreciation (depreciation)	$(54,571,649)	$(42,550,540)	$(170,037,373)	$(373,359,803)	$(101,041,703)
Aggregate cost of investments:	$351,748,140	$254,785,104	$933,066,209	$1,751,852,033	$410,125,284